                                                             --------------------
As filed with the Securities and Exchange Commission on
December 28, 2006
                                                             --------------------
                                                             --------------------

                                                             --------------------

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / X /

PRE-EFFECTIVE AMENDMENT NO. __                                          /    /

POST-EFFECTIVE AMENDMENT NO. __                                         /    /

                      OPPENHEIMER STRATEGIC INCOME FUND

              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924

                   (Address of Principal Executive Offices)

                                 303-768-3200

                (Registrant's Area Code and Telephone Number)

                             Robert G. Zack, Esq.
                  Executive Vice President & General Counsel
                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                           New York, New York 10148
                                (212) 323-0250

                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.

                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A shares of Oppenheimer Strategic
Income Fund.

It is proposed that this filing will become effective on January 29, 2007 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940, as amended.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Combined Prospectus and Proxy Statement of Oppenheimer Strategic Income Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                         Atlas Strategic Income Fund
                               794 Davis Street
                        San Leandro, California 94577
                               1.800.933.ATLAS

In Brief

You are asked to approve a proposal to merge your Atlas Strategic Income Fund into the Oppenheimer Strategic Income Fund.

Approving this proposal should be to your benefit, and the Board of Trustees recommends that you vote FOR the proposal.

January __, 2007

Dear Shareholder,

At a meeting on November 14, 2006,  the Trustees of the Atlas Funds approved a proposal  to merge  your  Atlas  Strategic  Income  Fund with the  Oppenheimer
Strategic  Income Fund in May 2007. If approved by  shareholders,  this is how the merger will work:

o     You will receive new Class A shares in the Oppenheimer Strategic Income
         Fund in an amount equal to the value of your Atlas Strategic Income
         Fund shares. Although the number of shares you hold may change, the total value of your investment will not change as a result of the merger.

o     It is expected that the merger will be a non-taxable event for you for federal income tax purposes.

The  resulting  merger is expected to provide  several  potential  benefits to shareholders:

o     Broader product selection: as a shareholder of the OppenheimerFunds'
         family of funds, you will have the ability to exchange into more than 90 Oppenheimer Funds.

o     Lower Fund expenses:  The expenses are lower for the Oppenheimer
         Strategic Income Fund than for your existing Atlas Strategic Income
         Fund.

o     No load purchases: Although sales charges typically apply to the purchase of Oppenheimer Fund shares, following the completion of the merger, you will have the ability to purchase or exchange Class A shares at net asset value (with no sales charges) in all Oppenheimer
         Funds for as long as you maintain your current account registration.

o     Continuity in Portfolio Management Style:  OppenheimerFunds, Inc. is
         the current sub-adviser for the Atlas Strategic Income Fund and also is the investment adviser for Oppenheimer Strategic Income Fund.
         Both Funds also have the same portfolio manager.

Please   consult  the  attached   Prospectus/Proxy   Statement   for  detailed
information about the proposed Fund merger.

How should shareholders respond?

      The Board of Trustees of Atlas  Funds has  approved  the Fund merger and recommends that you vote FOR the proposal in the enclosed  proxy.  Your prompt response  will  ensure  that your  vote is  counted  immediately  and that the expense of additional proxy solicitations can be avoided.

Questions?

If you have any questions about the proposals,  please call 1-800-499-8519 and a knowledgeable  representative will be glad to help you. You can also contact your Atlas Investment Representative in your local World branch.

      We appreciate your support.

                                    Sincerely,

                                    _______________
                                    Marion O. Sandler
                                    Chairman of the Board
                                    Atlas Funds

                         ATLAS STRATEGIC INCOME FUND
                               794 Davis Street
                        San Leandro, California 94577

                                [Phone Number]

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                       TO BE HELD ON FEBRUARY 27, 2007

      A  Special   Meeting  (the  "Meeting")  of  Shareholders  of  the  Atlas
Strategic  Income  Fund,  a series  of the  Atlas  Funds,  will be held at the offices of Atlas Advisers, 794 Davis Street, San Leandro,  California 94577 on
February 27, 2007,  at 1:00 p.m.,  Eastern  Time,  and any  adjournment(s)  or postponement(s)  thereof,  for the following  purposes,  each of which is more fully described in the accompanying  Prospectus/Proxy  Statement dated January
___, 2007:

     1.  To consider and act upon the proposed merger  of the Atlas Strategic
        Income Fund ("Atlas Fund") into the Oppenheimer Strategic Income Fund
        ("Oppenheimer Fund") pursuant to the Agreement and Plan of
        Reorganization dated as of December __, 2006.

     2. To transact any other business which may properly come before the
        Meeting or any adjournment(s) or postponement(s) thereof.

      On behalf of Atlas  Fund,  the Board of  Trustees of the Atlas Funds has
fixed the close of business  on  December  29, 2006 as the record date for the determination  of shareholders of the Atlas Strategic  Income Fund entitled to notice of, and to vote at, the Meeting or any adjournment(s) thereof.

      IT IS IMPORTANT THAT PROXIES BE RETURNED  PROMPTLY.  SHAREHOLDERS WHO DO
NOT EXPECT TO ATTEND THE  MEETING  IN PERSON ARE URGED TO SIGN  WITHOUT  DELAY
AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED  POSTAGE PAID ENVELOPE,  OR
VOTE  USING  ONE  OF  THE  OTHER   METHODS   DESCRIBED   AT  THE  END  OF  THE
PROSPECTUS/PROXY  STATEMENT  SO THAT YOUR  SHARES  MAY BE  REPRESENTED  AT THE
MEETING.  YOUR PROMPT  ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID
THE EXPENSE OF FURTHER SOLICITATION.

                                       By order of the Board of Trustees of
Atlas Funds,

                                       Lezlie Iannone
                                       Secretary

January ___, 2007

                          PROSPECTUS/PROXY STATEMENT
                              January ___, 2007

--------------------------------------------------------------------------------

    Acquisition of the Net Assets of         By and in exchange for Class A
                                                        Shares of

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Atlas Strategic Income Fund, a series of    Oppenheimer Strategic Income Fund
               Atlas Funds
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               Atlas Funds                       OppenheimerFunds, Inc.
            794 Davis Street                       6803 S. Tucson Way
      San Leandro, California 94577          Centennial, Colorado 80112-3924
             1.800.933.ATLAS                         1-800-225-5677

--------------------------------------------------------------------------------

      This Prospectus/Proxy Statement contains or incorporates by reference the information you should know before voting on the proposed merger
("Merger") of Atlas Strategic Income Fund ("Atlas Fund") into Oppenheimer
Strategic Income Fund ("Oppenheimer Fund") (Atlas Fund and Oppenheimer Fund
are each a "Fund" and collectively, the "Funds"). If approved, the Merger will result in your receipt of Class A shares of Oppenheimer Fund in exchange for your Atlas Fund shares.

                   MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

      Please read this Prospectus/Proxy Statement carefully and retain it for future reference.

      The following documents contain additional information concerning each
Fund involved in the Merger. All of these documents have been filed with the
Securities and Exchange Commission ("SEC").  Atlas Fund is a series of a registered open-end management investment company. A copy of the prospectus for Oppenheimer Fund into which Atlas Fund will be merged will be mailed to you along with this Prospectus/Proxy Statement.

---------------------------------------------------------------------------------------------
                           Date of      Date of Statement  Date of Annual       Date of
                       Prospectus (as     of Additional        Report         Semi-Annual
         Fund           supplemented     Information (as                      Report (if
                        from time to    supplemented from                     applicable)
                            time)         time to time)                       (Unaudited)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Oppenheimer Strategic  January __,     January __, 2007    September 30,   N/A
Income Fund            2007                                2006
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Atlas Strategic        April 30, 2006  April 30, 2006      December 31,    June 30, 2006
Income Fund                                                2005
---------------------------------------------------------------------------------------------

      Also available is the statement of additional information relating to this Prospectus/Proxy Statement and the proposed Merger, dated January ___,
2007 (the "Merger SAI").

      Information relating to each Fund is contained in its prospectus, statement of additional information, annual report and semiannual report for
Atlas Fund, as well as the Merger SAI, and each of these documents is hereby incorporated by reference into this Prospectus/Proxy Statement. Each of these documents has also been filed with the SEC. Information that has been incorporated by reference into this Prospectus/Proxy Statement is legally considered to be part of this Prospectus/Proxy Statement.

The Funds make all of the documents listed above available to you free of charge if you:
o     Call 800.225.5677 for Oppenheimer Fund or 800.933.2852 for Atlas Fund, or

o     Write the Funds at either address above.
Shareholders may also obtain many of these documents by accessing the Internet site for the Funds at
o     www.oppenheimerfunds.com or www.atlasfunds.com.

Shareholders can obtain any of these documents from the SEC in the following ways:
o     View online and download text-only versions of the Funds' documents from the EDGAR database on the SEC's Internet site at www.sec.gov.
o     Review and copy information about the Funds by visiting the Public
    Reference Room, U.S. Securities and Exchange Commission, 100 F Street, NE,
    Washington, DC 20549-0102.
o     Obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing the Public Reference Room at the address above.  Information on the operation of the Public Reference
    Room may be obtained by calling 1-202-551-8090.

The Funds' SEC file numbers are:
o     Atlas Funds (Atlas Strategic Income Fund), 033-20318 and 811-05485
o     Oppenheimer Strategic Income Fund, 33-28598 and 811-05724
To ask questions about this Prospectus/Proxy Statement:
o     Call 1-800-499-8519, or
o     Write to the Funds at either address above.

      The   SEC   has   not   determined   that   the   information   in  this
Prospectus/Proxy  Statement  is accurate or  complete,  nor has it approved or disapproved these  securities.  Anyone who tells you otherwise is committing a crime.

      THE SHARES OFFERED BY THIS  PROSPECTUS/PROXY  STATEMENT ARE NOT DEPOSITS
OF A BANK,  AND ARE NOT  INSURED,  ENDORSED OR  GUARANTEED  BY THE FDIC OR ANY
GOVERNMENT  AGENCY AND INVOLVE  INVESTMENT  RISK,  INCLUDING  POSSIBLE LOSS OF
YOUR ORIGINAL INVESTMENT.

                              TABLE OF CONTENTS

SUMMARY OF THE MERGER..................................................................
   What are the key features of the Merger?......................................................
   After the Merger, what class of shares of Oppenheimer Fund will I own?................
   Does the Board of Trustees recommend that I vote in favor of approving the
   Plan?.....................................................3
   How do the Funds' investment objectives, principal investment strategies, risks, sales charges, expenses and performance compare?...........................................
   Will I be able to buy, sell and exchange shares the same way?
   ............................
      Purchase and Redemption Procedures......................................................
      Minimum Balance Fee
      Short-Term Trading Policy...................................................................
      Exchange Privileges...........................................................................
      Distribution and Tax Policies...........................................................
   Who will be the Investment Advisor and Portfolio Manager of my
   Fund after the
        Merger? What will the respective advisory fees be after the
   Merger?................
   Are there any legal proceedings pending against Oppenheimer Fund and/or OFI?......
   What will be the primary federal tax consequences of the Merger?
   ........................

MERGER INFORMATION.....................................................................
   Reasons for the Merger...........................................................................
   Agreement and Plans of Reorganization.....................................................
   Federal Income Tax Consequences............................................................
   Pro Forma Capitalization
   Distribution of Shares............................................................................
   Calculating the Share Price......................................................................

INFORMATION ON SHAREHOLDERS' RIGHTS.......................................
   Form of Organization.............................................................................
   Shareholder Liability.............................................................................
   Shareholder Meetings and Voting Rights......................................................

VOTING INFORMATION CONCERNING THE MEETING............................
   Shareholder Information.........................................................................

FINANCIAL STATEMENTS AND EXPERTS..............................................
OTHER BUSINESS..............................................................................
ADDITIONAL INFORMATION..............................................................
INSTRUCTIONS FOR EXECUTING PROXY CARDS...................................
OTHER WAYS TO VOTE YOUR PROXY..................................................

EXHIBIT A--Form of Agreement and Plan of Reorganization.................................   A-1
EXHIBIT B--Pro Forma Capitalization...........................................................             B-1

SUMMARY OF THE MERGER

      This section summarizes the primary features and consequences of the
Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in or incorporated by reference in this Prospectus/Proxy Statement, the Merger SAI, and the Agreement and Plan
of Reorganization.

[OBJECT OMITTED]What are the key features of the Merger?

     The Merger has its own Agreement and Plan of Reorganization (the
"Plan") which sets forth the key features of the Merger. For a complete description of the Merger, see the form of the Plan, attached as Exhibit A to this Prospectus/Proxy Statement. The Plan generally provides for the following:

o     the  transfer  of  substantially  all of the  assets  of  Atlas  Fund to
   Oppenheimer Fund in exchange for Class A shares of Oppenheimer Fund;

o     the assumption by Oppenheimer Fund of the identified liabilities of
   Atlas Fund;

o     the liquidation of Atlas Fund by distributing Class A shares of
   Oppenheimer Fund to Atlas Fund's shareholders and cancellation of all shares of Atlas Fund;

o     the expected treatment of the receipt of Oppenheimer Fund shares by
   Atlas Fund's shareholders in the Merger as a non-taxable transaction for shareholders for federal income tax purposes;

o     the assumption of the costs of the Merger by Atlas Advisers.

      As a shareholder of Atlas Fund, please be advised that the Merger of
Atlas Fund into Oppenheimer Fund may proceed only after the proposed Merger receives the requisite approval from shareholders of Atlas Fund.

      The Merger is scheduled to take place on or about May 11, 2007.

[OBJECT OMITTED]After the Merger, what class of shares of Oppenheimer Fund will I own?

      You will receive Class A shares of Oppenheimer Fund in the Merger.  The new shares you receive will have the same total value as your Atlas Fund shares as of the close of business on the day immediately prior to the
Merger.  The shares of Oppenheimer Fund that you receive in the merger will be issued at net asset value ("NAV") without any sales charge.  Additionally, all subsequent purchases by former shareholders of Atlas Fund of Class A shares of Oppenheimer Fund or of Class A shares of any other Oppenheimer fund that is available for exchange to shareholders of Oppenheimer Fund will be made at NAV without the imposition of any front-end sales charge.

      [OBJECT OMITTED]  Does the Board of Trustees recommend that I vote in favor of approving the Merger?

      Yes. The Board of Trustees of Atlas Fund, including a majority of the
Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the
"1940 Act"), has concluded that the Merger would be in the best interest of
Atlas Fund and its shareholders, and that existing Atlas Fund shareholders'
interests will not be diluted as a result of the Merger. Accordingly, the
Trustees have submitted the Plan for approval by Atlas Fund's shareholders.
The Trustees of Oppenheimer Fund have also approved the Plan and concluded that the Merger would be in the best interest of Oppenheimer Fund and its shareholders and existing Oppenheimer Fund shareholders' interests would not be diluted as a result of the Merger.
[OBJECT OMITTED]How do the Funds' investment objectives, principal investment strategies, risks, sales charges, expenses and performance compare?
      The following sections highlight the comparison between Atlas Fund and
Oppenheimer Fund with respect to their investment objectives, principal investment strategies, risks, sales charges, expenses and performance, as set forth in each Fund's prospectus and statement of additional information. The information below is only a summary; for more detailed information, please see each Fund's prospectus and statement of additional information.

        Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the respective Fund's shareholders. Oppenheimer Fund has adopted certain fundamental investment policies which may not be changed without the vote of a majority of
Oppenheimer Fund's outstanding shareholders.

      The following table highlights the comparison between Atlas Fund and
Oppenheimer Fund with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

Comparison of Investment and Principal Investment Strategies

-------------------------------------------------------------------------------------
               Atlas Strategic Income Fund   Oppenheimer Strategic Income Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
INVESTMENT     Seeks high current income     Seeks high current income by investing
GOALS          consistent with capital       mainly in debt securities
               preservation
-------------------------------------------------------------------------------------
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PRINCIPAL      The Fund:                     The Fund:
INVESTMENT     o     Looks for income        o     Invests primarily in debt
STRATEGIES       opportunities among three     securities in three market sectors:
                 broad sectors of the bond     debt securities of foreign
                 market: U.S. Government       governments and companies, U.S.
                 securities; Foreign fixed     government securities, and
                 income debt; High-yield,      lower-rated high-yield securities of
                 high-risk, lower-rated        U.S. and foreign companies("junk
                 debt of U.S. companies        bonds"). Those debt securities
                 ("junk bonds").               typically include:
               o     Seeks to manage risk         oforeign government and U.S.
                 by investing in all three      government bonds and notes,
                 sectors and by varying the       ocollateralized mortgage
                 amount in each in order to     obligations (CMOs),
                 take advantage of changing       oother mortgage-related
                 market conditions. Assets      securities and asset-backed
                 within each sector are         securities,
                 also broadly diversified.        oparticipation interests in
                                                loans,
               o     Fund managers select         o"structured" notes,
                 bonds that offer                 olower-grade, high-yield domestic
                 attractive yields relative     and foreign corporate debt
                 to expected credit and         obligations, and
                 interest rate risks.             o"zero-coupon" or "stripped"
                                                securities.
               o     May purchase issues of  o      Can invest up to 100% of its
                 any maturity, based on the    assets in any one sector.
                 outlook for interest rates.
                                             o     Can invest in issuers in any
               o     May invest in             market capitalization range and can
                 Mortgage-Backed securities.   buy securities having short-,
                                               medium, or long-term maturities.
               o     May invest in
                 derivative investments,     o     Can invest in US Government
                 such as credit default        securities: U.S. Treasury
                 swaps contracts, and other    Obligations, Obligations of U.S.
                 types of derivatives for      Government Agencies or
                 hedging purposes              Instrumentalities, Mortgage-Related
                                               U.S. Government securities
               o     Does not invest in
                 companies that manufacture  o     Can invest in Private-Issuer
                 tobacco products              Mortgage-Backed securities

                                             o     Can invest in Asset-Backed
                                               securities

                                             o     Can invest through "Fund of
                                               Funds"

                                             o     Can invest in debt securities of
                                               issuers in developed markets and
                                               emerging markets

                                             o     Can buy investment-grade
                                               securities, although it normally
                                               invests a substantial part of its
                                               assets in debt securities below
                                               investment-grade, and can do so
                                               without limit.

                                             o     May invest derivative
                                               investments for hedging purposes or
                                               to seek its investment objective.

                                             o     Does not concentrate 25% or more
                                               of its total assets in investments
                                               in the securities of any one foreign
                                               government or in securities of
                                               companies in any one industry.
                                             o     Does not have a policy
                                               prohibiting investing in companies
                                               that manufacture tobacco products.

-------------------------------------------------------------------------------------

Comparison of Principal Investment Risks

An investment in either Fund is subject to certain  risks.  The principal risk factors  for  each  Fund  are  similar  due to the  similarity  of the  Funds'
investment  objectives  and  principle  investment  strategies.  There  is  no assurance that investment  performance of either Fund will be positive or that either Fund will meet its  investment  objectives.  The  following  tables and discussions  highlight the principal  risks  associated  with an investment in each Fund.

----------------------------------------------------------------------------------
      Atlas Strategic Income Fund           Oppenheimer Strategic Income Fund
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

                      Each Fund is subject to Credit Risk.

CREDIT RISK.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, a Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. While each Fund's investments in U.S. government securities are subject to little credit risk, each Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

Special Risks of Lower-Grade Securities.  Because each Fund can invest without limit in securities below investment grade to seek high income, each
      Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities (particularly during general economic downturns).  Securities that are (or that have fallen)
      below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for each Fund to value or sell them at an acceptable price. These risks can reduce each
      Fund's share prices and the income it earns.

----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               Each Fund is subject to Foreign Investment Risk.

RISKS OF FOREIGN INVESTING.  Each Fund can invest without limit in foreign government and corporate debt securities in both developed and emerging markets. Each Fund will normally invest significant amounts of its assets in foreign securities. While foreign securities may offer special investment opportunities, they also have special risks that can reduce each Fund's share prices and income.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions each Fund makes from the income it receives from foreign securities if foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for each Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging Markets.  Each Fund can buy securities in emerging and developing markets. They present risks not found in more mature markets. Those securities may be more difficult to value and sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that a Fund might not receive the sale proceeds of a security on a timely basis.

      Emerging markets might have less developed trading markets and exchanges than developed markets, and less developed legal and accounting systems.
Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

Additionally, if either Fund invests a significant amount of its assets in foreign securities, it might expose the Fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, each Fund's use of
"fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and each Fund's Board believe to be their fair value, may help deter those activities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  Each Fund is subject to Interest Rate Risk.

INTEREST RATE RISKS. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.  When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities.  Each Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, each Fund's investments in new securities at lower yields will reduce the Fund's income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   Each Fund is subject to Prepayment Risk.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages.
Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. Securities subject to prepayment risk, including the mortgage-related securities that the Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If each Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause each Fund to lose a portion of its principal investment represented by the premium the Fund paid.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.  If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of each Fund's shares to fall more.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

              Each Fund is subject to Derivative Investment Risk.

RISKS OF DERIVATIVE INVESTMENTS. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, structured notes and mortgage-related securities are some of the derivatives each Fund typically uses.

      If the issuer of the derivative does not pay the amount due, either Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, each Fund's share prices could fall, and the Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price.  Using derivatives can increase the volatility of each Fund's share prices.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Atlas Strategic Income Fund          Oppenheimer Strategic Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                Each Fund is subject to Sector Allocation Risk.

SECTOR ALLOCATION RISKS. In allocating each Fund's investments among the three principal sectors in which the Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, the Manager's expectations about the relative performance of those sectors may be inaccurate, and each Fund's returns might be less than other funds using similar strategies.

--------------------------------------------------------------------------------

Other Risks

      In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Prices of foreign debt securities, particularly in emerging markets, and of high-yield securities can be volatile, and the prices of the Funds' shares and its income can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high-yield market. The Funds are generally more aggressive and have more risks than funds that focus on U. S. government securities and investment-grade bonds, but sector diversification strategy may help make the Funds less volatile than funds that focus solely on investments in high-yield bonds or a single foreign sector, such as emerging markets.

      Each Fund generally does not take portfolio turnover into account when making investment decisions; as a result each Fund can experience a high rate of portfolio turnover (greater than 100%) in any given fiscal year.  When this happens, a Fund can incur greater brokerage and other transaction costs which are borne by the Fund and its shareholders.  This can also result in a
Fund realizing greater net short-term capital gains, distributions from which may be taxable to shareholders as ordinary income. The following are the portfolio turnover rates for each Fund, as of the past two fiscal year end periods:

--------------------------------------------------------------------------
                                 Fiscal Year ended    Fiscal Year ended
                                 December 31, 2005    December 31, 2004
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Atlas Fund                            88.58%                97.55%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                 Fiscal Year ended    Fiscal Year ended
                                September 30, 2006    September 30, 2005
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Oppenheimer Fund                        96%                  103%
--------------------------------------------------------------------------

      Each Fund has other investment strategies, policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

Comparison of Sales Charges and Expenses

      The sales charges and expenses for the Class A shares of Oppenheimer
Fund and shares of Atlas Fund are different. For a complete description of the sales charges and expenses for each Fund, see the table below under the caption "Shareholder Fees" and the section "Merger Information - Distribution of Shares."

      The following table allows you to compare the sales charges of the
Funds.  The column titled "Oppenheimer Strategic Income Fund Pro Forma" also shows you what the sales charge will be, assuming the Merger takes place. You will not pay any front-end sales charge on shares you
receive in connection with the Merger.

     In addition,  all subsequent purchases by former shareholders of Atlas Fund of  Class A  shares  of  Oppenheimer  Fund or of  Class A  shares  of any  other
Oppenheimer  Fund that is available for exchange to  shareholder  of Oppenheimer
Fund will be made at net asset value  without the  imposition  of any  front-end sales charge ("NAV  Privilege).  Former Atlas Fund  shareholders will retain the
NAV Privilege so long as the account  remains under the same  registration  that exists at the time of the Merger. If an Atlas Fund shareholder  transfers his or her account to a financial intermediary, so long as the registration remains the same, the NAV Privilege will remain in effect.

Shareholder Fees (fees paid directly from your investment)

----------------------------------------------------------------------
Shareholder        Atlas           Oppenheimer   Oppenheimer
Transaction        Strategic       Strategic     Strategic Income
Expenses           Income Fund     Income Fund   Fund Pro Forma
                                   (Class A)     (Class A)
----------------------------------------------------------------------
----------------------------------------------------------------------
Maximum sales           None           4.75             4.75*
charge imposed on
purchases (as a %
of offering price)
----------------------------------------------------------------------
----------------------------------------------------------------------

Maximum                 None           None*            None*
contingent
deferred sales
charge (as a % of
either the
redemption amount
or initial
investment,
whichever is
lower)
----------------------------------------------------------------------
*Investments of $1 million or more are not subject to a front-end sales charge, but a contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares.  All subsequent purchases of Class A shares by former shareholders of Atlas Fund will be made at net asset value without the imposition of any front-end sales charge.

      The following tables allow you to compare the expenses of the Funds.
The amounts for Atlas Fund set forth in the following table and in the examples are based on actual expenses for the fiscal year ended December 31,
2005.  The amounts for the Class A shares of Oppenheimer Fund set forth in the following table and in the examples are based on the actual expenses for the fiscal year ended September 30, 2006.  The table titled "Combined Pro
Forma Expenses" shows you what the expenses are estimated to have been for the twelve-month period ended September 30, 2006, assuming the Merger had taken place.  Expenses may vary in future years.

 Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

---------------------------------------------------------------------------------
Fee and Expense Comparison                                           Combined
(Class A shares)                    Atlas Fund(1)   Oppenheimer     Pro Forma
                                                      Fund(2)      Expenses(3)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Management Fee                          0.72%          0.53%          0.53%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Distribution and/or Service             0.25%          0.25%          0.25%
(12b-1) Fees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Other Expenses                          0.26%         0.15%(4)        0.15%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Annual Operating Expenses         1.23%          0.93%          0.93%
---------------------------------------------------------------------------------
1.    based on expenses for fiscal year ended December 31, 2005
2.    based on expenses for fiscal year ended September 30, 2006
3.    based on what the estimated  combined expenses of Oppenheimer  Strategic
      Income  would  have  been for the 12 months  ended  September  30,  2006 assuming the Merger had occurred.
4.     "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that Oppenheimer Fund pays.  The "Other
      Expenses" in the table are based on, among other things, the fees
      Oppenheimer Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these "Other Fees" to 0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating
      Expenses" as percentages of average daily net assets were 0.16% and
      0.92% for Class A shares.

                          Examples of Fund Expenses

      Examples of Fund Expenses.  The tables below show examples of the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods.  The examples are intended to help you compare the cost of investing in Atlas Fund versus Oppenheimer Fund, both before and after the Merger, and are for illustration purposes only.  The examples assume a 5% average annual return, reinvestment of all dividends and distributions, that the applicable Fund's operating expenses are the same as described in the applicable table above. For Oppenheimer Fund, the table shows the total fees and expenses with, and without, the imposition of its
Class A sales charge.  Both examples are shown because you will not pay any front-end sales charge in connection with the shares
you receive in the merger. Your actual costs may be higher or lower.

                          Examples of Fund Expenses

-------------------------------------------------------------------------
                      Atlas Strategic           Oppenheimer Strategic
                      Income Fund               Income Fund (Class A)
-------------------------------------------------------------------------
-------------------------------------------------------------------------

-------------------------------------------------------------------------
-------------------------------------------------------------------------
                                                    Expenses With
                                                Class A Sales Charge
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After 1 year                   $125                     $566
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After 3 years                  $390                     $759
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After 5 years                  $676                     $967
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After 10 years                $1,489                   $1,569
-------------------------------------------------------------------------

               ---------------------------------------------
               Oppenheimer Strategic Income Fund (Class A)
                                Pro Forma
               ---------------------------------------------
               ---------------------------------------------

               ---------------------------------------------
               ---------------------------------------------
                          Expenses With   Expenses Without
                          Class A Sales    Class A Sales
                             Charge           Charge*

               ---------------------------------------------
               ---------------------------------------------
               After 1        $566              $95
               year
               ---------------------------------------------
               ---------------------------------------------
               After 3        $759              $298
               years
               ---------------------------------------------
               ---------------------------------------------
               After 5        $967              $517
               years
               ---------------------------------------------
               ---------------------------------------------
               After 10      $1,569            $1,148
               years
               ---------------------------------------------
*All subsequent purchases of Class A shares by former shareholders of Atlas
Strategic Income Fund will be made at net asset value without the imposition of any front-end  sales charge.

Comparison of Performance

      The following tables show how each Fund has performed in the past. Past performance (both before and after taxes) is not an indication of future results.

                        Year-by-Year Total Return (%)

      The tables below show the percentage gain or loss for shares of Atlas
Fund and the Class A shares of Oppenheimer Fund for the last ten complete calendar years.  The tables should give you a general idea of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year.  The tables include the effect of Fund expenses and the reinvestment of all dividends and distributions and show both with, and without, Oppenheimer Fund's sales charges. As shown below, when these charges are included, the returns for Oppenheimer Fund are lower.

 ----------------------------------------------------------------------------
                        Atlas Strategic Income Fund
 ----------------------------------------------------------------------------
-------------------------------------------------------------------------------
  `96      `97     `98    `99     `00     `01     `02    `03     `04     '05
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
N/A      9.6%    4.0%    1.9%   2.1%    4.5%    6.3%    16.1%  8.7%    2.3%
-------------------------------------------------------------------------------

Best Quarter:            4th Quarter 2004  5.62%
Worst Quarter:           2nd Quarter 2004  -2.00%
Year-to-date as of 9/30/06 is 2.89%.

 ----------------------------------------------------------------------------
          Oppenheimer Strategic Income Fund (Without Sales Charge)
 ----------------------------------------------------------------------------
----------------------------------------------------------------------------
  `96     `97     `98    `99     `00    `01     `02    `03     `04    '05
----------------------------------------------------------------------------
----------------------------------------------------------------------------
12.59%   8.36%  1.67%   4.04%  2.21%   3.52%  6.85%   19.60% 9.62%   4.16%
----------------------------------------------------------------------------

 ----------------------------------------------------------------------------
            Oppenheimer Strategic Income Fund (With Sales Charge)
 ----------------------------------------------------------------------------
----------------------------------------------------------------------------
  `96     `97     `98    `99     `00    `01     `02    `03     `04    '05
----------------------------------------------------------------------------
----------------------------------------------------------------------------
7.23%    3.22%  -3.16%  -0.90% -2.65%  -1.40% 1.77%   13.92% 4.41%   -0.79%
----------------------------------------------------------------------------

Best Quarter:            2nd Quarter 2003  6.55%
Worst Quarter:           3rd Quarter 1998  -3.41%
Year-to-date as of 9/30/06 is -1.31% with sales charge and 3.61%
without sales charge.

      The following tables list each Fund's average annual total return over the past one-, five- and ten- years (for each Fund) (through 12/31/2005),
including any applicable sales charges.   These tables are intended to
provide you with some indication of the risks of investing in each Fund by comparing each Fund's performance with that of an index. At the bottom of the table, you can compare the performance of each Fund with that of the
Citigroup World Government Bond Index and Lehman Brothers Aggregate Bond
Index, both a broad-based market index. The Citigroup World Government Bond
Index is an unmanaged index of U.S. corporate and government bonds. Lehman
Brothers Aggregate Bond Index is an unmanaged index of debt securities of major foreign government bond markets. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Funds' investments vary from those in the indices.  Each
Fund's past investment performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

       Average Annual Total Returns (for the periods ended 12/31/2005)

-------------------------------------------------------------
                Atlas Strategic Income Fund
-------------------------------------------------------------
-------------------------------------------------------------

                             1 Year     5 Years     Since
                                                  Inception
                                                  (5/20/96)
-------------------------------------------------------------
-------------------------------------------------------------
Return Before Taxes           2.34%      7.49%      6.62%
-------------------------------------------------------------
-------------------------------------------------------------
Return After Taxes on         0.14%      4.95%      3.78%
Distributions*
-------------------------------------------------------------
-------------------------------------------------------------
Return After Taxes on         1.51%      4.84%      3.85%
Distributions and Sale of
Fund Shares*
-------------------------------------------------------------
-------------------------------------------------------------
Lehman Brothers Aggregate     2.43%      5.87%      6.70%
Bond Index
-------------------------------------------------------------
-------------------------------------------------------------
Citigroup World              -6.88%      6.92%      5.44%
Government Bond Index
-------------------------------------------------------------

-------------------------------------------------------------
  Oppenheimer Strategic Income Fund- Class A Shares (With
                       Sales Charge)
-------------------------------------------------------------
-------------------------------------------------------------

                             1 Year     5 Years   10 Years
-------------------------------------------------------------
-------------------------------------------------------------
Return Before Taxes          -0.79%      7.54%      6.61%
-------------------------------------------------------------
-------------------------------------------------------------
Return After Taxes on        -3.29%      4.90%      3.48%
Distributions*
-------------------------------------------------------------
-------------------------------------------------------------
Return After Taxes on                    4.82%      3.63%
Distributions and Sale of  -0.52%
Fund Shares*
-------------------------------------------------------------
-------------------------------------------------------------
Lehman Brothers Aggregate     2.43%      5.87%      6.16%
Bond Index
-------------------------------------------------------------
-------------------------------------------------------------
Citigroup World              -6.88%      6.92%      5.44%
Government Bond Index
-------------------------------------------------------------

      Oppenheimer Fund's average annual total returns include the current maximum initial sales charge of 4.75% for Class A shares.  As previously stated, all subsequent purchases by former shareholders of Atlas Fund of
Class A shares of Oppenheimer Fund or of any other Oppenheimer fund that is available for exchange will be made at NAV Privilege.  Former Atlas Fund shareholders will retain the NAV Privilege so long as the account remains under the same registration that exists at the time of the Merger.  If an
Atlas Fund shareholder transfers his or her account to a financial intermediary, so long as the registration remains the same, the NAV Privilege will remain in effect.

      The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of
state and local taxes.   In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns on distributions and the sale of Fund shares assumes a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur.  Actual after-tax returns will depend on your individual tax situation and may differ from those shown.  The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

      For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information.  Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

         Will I be able to buy, sell and exchange shares the same way?

       There are differences in the procedures for buying, selling and exchanging shares of each Fund with respect to minimum purchases and exchange privileges.  For more information, see the sections titled "Merger
Information - Purchase and Redemption Procedures" and "Merger Information -
Exchange Privileges."

        Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the respective advisory fees be after the
Merger?

Investment Advisor

      The overall management of Oppenheimer Fund is the responsibility of, and is supervised by, the Board of Trustees of Oppenheimer Fund.  The overall management of Atlas Fund is the responsibility of, and is supervised by, the
Board of Trustees of Atlas Funds.

      Oppenheimer Fund is managed by OppenheimerFunds, Inc. ("OFI"). Atlas
Fund is managed by Atlas Advisers, Inc. and subadvised by OFI.  As sub-adviser to Atlas Fund, OFI  provides discretionary portfolio management to Atlas Fund.  Following are some key facts about OFI:

      --------------------------------------------------------------------------
      o     Has been an investment advisor since 1960.
      o     Manages  over $220 billion in assets for the  Oppenheimer  funds as of September 30, 2006,  including  other  Oppenheimer  funds with more than 6 million shareholder accounts.
      o     Is located at Two World Financial Center, 225 Liberty Street,  11th
         Floor, New York, NY 10281-1008.
      --------------------------------------------------------------------------

Portfolio Management

      Oppenheimer Fund's portfolio is managed by Arthur P. Steinmetz.  Mr.
Steinmetz has been principally responsible for the day-to-day management of the Fund's portfolio since October 1989 and sole portfolio manager since May
2003.  Mr. Steinmetz has been a Senior Vice President of the OFI since March
1993.  Mr. Steinmetz also is the current portfolio manager for Atlas Fund
(since May 1996).

Advisory Fees

      For its management and supervision of the daily business affairs of
Oppenheimer Fund, OFI is entitled to receive an annual fee based on
Oppenheimer Fund's net assets (computed as of the close of each business day)
as follows:

0.75% of the first $200 million;
0.72% of the next $200 million;
0.69% of the next $200 million;
0.66% of the next $200 million;
0.60% of the next $200 million;
0.50% of the next $4.0 billion; and
0.48% of the average annual net assets in excess of $5 billion.

Oppenheimer Fund's management fee for its last fiscal year ended September
30, 2006 was 0.53% of average annual net assets for each class of shares.

      Under Atlas Fund's investment advisory agreement,  Atlas Fund pays Atlas
Advisers an advisory  fee at an annual rate that  declines on  additional  net assets as Atlas Fund grows:

--------------------------------------------------------------------------------
Atlas Fund                                            Advisory Fee
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                      Net Assets
                                          Net Assets  Over $100    Net Assets
                                          Up to $100  Million and  Over $500
                                          Million     Up to $500   Million
                                                      Million
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Atlas Strategic Income Fund                  0.75%       0.70%        0.65%

--------------------------------------------------------------------------------

      For the most recently completed fiscal year ended on December 31, 2005,
Atlas Fund paid 0.72% of average annual net assets to Atlas Advisers.

      Under Atlas  Adviser's  sub-advisory  agreement with OFI for Atlas Fund,
Atlas  Advisers  pays OFI an advisory  fee at an annual rate that  declines on additional net assets as Atlas Fund grows:

-------------------------------------------------------------
Atlas Fund                       Sub-Advisory Fee
-------------------------------------------------------------
-------------------------------------------------------------

                       Net Assets Up to  Net Assets Over
                       $100 Million      $100 Million
-------------------------------------------------------------
-------------------------------------------------------------
Atlas Strategic              0.30%              0.25%
Income Fund

-------------------------------------------------------------

        Are there any legal proceedings pending against Oppenheimer
Fund and/or OFI?

A consolidated amended complaint was filed as a putative class action against
OFI and OppenheimerFunds Services ("Transfer Agent") (and other defendants)
in the U.S. District Court for the Southern District of New York on January
10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that OFI charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.  The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds (including Oppenheimer Strategic Income Fund), as nominal defendants, and against certain present and former Directors,
Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice by court order dated March 10, 2006, and the remaining count against OFI and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      OFI believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OFI believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

        What will be the primary federal tax consequences of the
Merger?

      The Merger is intended to qualify as a tax-free reorganization. Prior to or at the time of the Merger, Atlas Fund and Oppenheimer Fund will have received opinions from KPMG, LLP ("KPMG"), that the Merger between Atlas Fund and Oppenheimer Fund has been structured so that no gain or loss will be realized by Atlas Fund or its shareholders for federal income tax purposes, as a result of receiving Oppenheimer Fund shares in connection with the
Merger.  The holding period and aggregate tax basis of shares of Oppenheimer
Fund that are received by the Atlas Fund shareholder will be the same as the holding period and aggregate tax basis of shares of Atlas Fund previously held by such shareholder, provided that shares of Atlas Fund are held as capital assets. In addition, the holding period and tax basis of the assets of Atlas Fund in the hands of Oppenheimer Fund as a result of the Merger will be the same as the tax basis and holding period of such assets were in the hands of Atlas Fund immediately prior to the Merger. No gain or loss will be recognized by Oppenheimer Fund upon the receipt of the assets of Atlas Fund in exchange for shares of the relevant Oppenheimer Fund and the assumption by
Oppenheimer Fund of Atlas Fund's identified liabilities.

      The opinion will be based on certain factual certifications made by officers of Atlas Fund and Oppenheimer Fund and will also be based on
customary assumptions.   It is possible that the IRS could disagree with
KPMG's opinion.

      Because the Merger will end the tax year of Atlas Fund, the Fund may accelerate distributions from Atlas Fund to shareholders. Specifically, Atlas
Fund will recognize any net investment company taxable income and any net capital gains, including those realized on disposition of portfolio securities in connection with the Merger (after reduction by any available capital loss carryforwards) or net capital losses in the short tax year ending on the date of the Merger, and will declare and pay a distribution of such income and any such net capital gains remaining after reduction by any available capital loss carryforwards to their shareholders on or before that date.

      In addition, a portion of the portfolio assets of Atlas Fund may be sold in connection with the Merger.  The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and Atlas Fund's basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to Atlas Fund shareholders as capital-gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

                              MERGER INFORMATION

Reasons for the Merger

      On October 1, 2006, and after approval by shareholders of both companies, Golden West Financial Corporation, the sole shareholder of Atlas
Advisers, Inc., merged into a wholly-owned subsidiary of Wachovia
Corporation.  Prior to that merger, subsidiaries of Wachovia Corporation and
Golden West Financial Corporation had managed the Evergreen family of funds and the Atlas family of funds, respectively.  Since October 1, 2006, management of this newly-combined financial services company has evaluated funds within the Atlas and Evergreen mutual fund families for opportunities to combine funds in a manner that serves the interests of shareholders of both groups. The objective of the analysis was to ensure that a consolidated
Atlas and Evergreen fund family offered a streamlined, more complete, competitive set of mutual funds, while serving the interests of the shareholders.

      In accordance with this objective, management of the newly-combined financial services company proposed to the Trustees of Atlas Fund that Atlas
Fund merge into Oppenheimer Fund.  OppenheimerFunds, Inc., as investment sub-adviser to Atlas Fund and investment manager to Oppenheimer Fund, employs similar investment portfolio strategies for both Funds, including the use of foreign and domestic high yield securities and certain structured notes.
Accordingly, it was determined that the interests of Atlas Fund's shareholders would be best served by merging into Oppenheimer Fund.

      At a special meeting held on November 14, 2006, all of the Trustees of
Atlas Funds, including the Independent Trustees, considered and approved the
Merger. With respect to the Merger, the Atlas Trustees determined that the
Merger was in the best interests of Atlas Fund and its shareholders and that the interests of existing shareholders of Atlas Fund would not be diluted as a result of the transactions contemplated by the Merger.  In addition, with respect to the Merger, the Trustees of  Oppenheimer Fund considered and approved the Merger at a meeting held on December __, 2006.  With respect to the Merger, the Trustees determined that the Merger was in the best interests of Oppenheimer Fund and its shareholders, and that the interests of existing shareholders of Oppenheimer Fund would not be diluted as a result of the transactions contemplated by the Merger.  As discussed in more details in the following paragraphs, before approving the Plan, the Trustees of Atlas Fund reviewed various factors about the Funds and the proposed Merger. The
Trustees considered the relative size of the Funds as well as the similarity of the Funds' investment objectives and strategies. The Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved by combining Atlas
Fund with Oppenheimer Fund.  As of September 30, 2006, the total assets of
Atlas Fund were approximately $318.1 million and the total assets of
Oppenheimer Fund were approximately $6.9 billion.

      By merging into Oppenheimer Fund, shareholders of Atlas Fund will have the benefit of a larger fund with similar investment objective and policies, and greater investment flexibility.

      The Trustees of the Atlas Funds also considered the past performance history and the relative expenses for Atlas Fund in comparison with its respective Oppenheimer Fund. They noted that the performance for each of the past year-to-date, one-, three- and five-year periods ended September 30,
2006 had been higher for Oppenheimer Fund (without sales charges) than for
Atlas Fund.

      The Trustees of Atlas Fund also considered the relative expenses of
Atlas Fund as compared to those of Oppenheimer Fund. They noted that the expense ratio of Oppenheimer Fund is currently, and is expected to remain after the Merger, lower than that of Atlas Fund.  In addition, the Board of
Atlas Funds considered among other things:

o     the terms and conditions of the Merger;

o     the fact that the Merger would not result in the dilution of shareholders' interests;

o     the compatibility of and differences between the Funds' investment goals, policies, risks and principal investment strategies;

o     the fact that Atlas Advisers and not shareholders will bear the expenses incurred by Atlas Fund and Oppenheimer Fund in connection with the Merger;

o     the fact that Oppenheimer Fund will assume all of the identified liabilities of Atlas Fund;

o     the Funds' relative asset sizes;

o     the relative differences in the Funds' sales charges and the fact that following the Merger, former Atlas Fund shareholders will have an exemption from front-end sales charges of
     OppenheimerFunds family of funds;

o     the fact that the Merger is expected to be tax-free for federal income tax purposes;

o     the fact that no gain or loss is expected to be recognized by shareholders for federal income tax purposes as a result of the Merger;

o     respective tax positions of each Fund as described below;

o     alternatives available to shareholders of Atlas Fund, including the ability to redeem their shares;

o     the investment experience, expertise and resources of OppenheimerFunds and the experience of the investment professionals at OppenheimerFunds managing the assets of Atlas Fund as sub-advisor;

o     the information described under "Summary of the Merger" in this
     Prospectus/Proxy Statement; and

o     the service features and distribution resources available to shareholders of the Fund and the anticipated increased array of investment alternatives available to shareholders of the
     OppenheimerFunds' family of funds.

      In connection with their consideration of the Merger, the Trustees of
Atlas Fund met with counsel to Atlas Fund regarding the legal issues involved.

      Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the
Trustees of Atlas Fund concluded that each of the proposed Merger would be in the best interests of Atlas Fund and its shareholders.

      In addition, the Trustees of Oppenheimer Fund approved the Merger on behalf of Oppenheimer Fund and its shareholders. The Trustees of Oppenheimer
Fund considered among other things the minimal impact on Oppenheimer Fund and fund expenses, the potential for economies of scale, the terms and conditions of the Merger, the compatibility of the Funds' investment objectives and principal investment strategies, and the fact that Oppenheimer Fund will not bear any expenses incurred by Oppenheimer Fund in connection with the Merger.

Agreement and Plan of Reorganization

      The  following  summary is qualified in its entirety by reference to the
Plan (a form of  which  is  attached  as  Exhibit  A to this  Prospectus/Proxy
Statement).

      If the shareholders of Atlas Fund approve the Reorganization Agreement, the Reorganization will take place after various conditions are satisfied by
Atlas Fund and Oppenheimer Fund, including delivery of certain documents. The
Closing Date is presently scheduled for on or about May 11, 2007 and the
"Valuation Date" (which is the business day preceding the Closing Date of the
Reorganization) is presently scheduled for on or about May 10, 2007.

      If the shareholders of Atlas Fund vote to approve the Reorganization
Agreement, you will receive Class A shares of Oppenheimer Fund equal in value to the value as of the Valuation Date of your shares of Atlas Fund.  Atlas
Fund will then be liquidated and its outstanding shares will be cancelled.
The stock transfer books of Atlas Fund will be permanently closed at the close of business on the Valuation Date.

      Shareholders of Atlas Fund who vote their shares in favor of the
Reorganization will be electing in effect to redeem their shares of Atlas
Fund at net asset value on the Valuation Date, after Atlas Fund subtracts a cash reserve ("Cash Reserve"), if any, and reinvest the proceeds in Class A shares of Oppenheimer Fund at net asset value. The Cash Reserve is an amount retained by Atlas Fund for the payment of any unknown liabilities that may mature following the Reorganization.  Oppenheimer Fund is not assuming any liabilities of Atlas Fund except stated liabilities on the Closing Date specified on a financial statement. Atlas Fund may recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization.
The sales of certain portfolio securities contemplated in the Reorganization are anticipated to be in the ordinary course of business of Atlas Fund's activities and are required as a condition to the Reorganization.  Following the Reorganization and final payment of the Cash Reserve, if any, Atlas Fund shall take all necessary steps to complete its liquidation and effect a complete dissolution of the Fund.

      Under the Reorganization Agreement, either Atlas Fund or Oppenheimer
Fund may abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided, however, that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the
Reorganization Agreement.

      To the extent permitted by law, the Funds may agree to amend the
Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Atlas Fund.

      Whether or not the Merger is consummated, Atlas Advisers will pay the expenses incurred by Atlas Fund and Oppenheimer Fund in connection with the
Merger (including the cost of a proxy-soliciting agent) other than out-of-pocket expenses of each Fund. No portion of the expenses will be borne directly or indirectly by Atlas Fund, Oppenheimer Fund or their respective shareholders.

      If Atlas Fund shareholders do not approve the Merger, the Trustees of
Atlas Fund will consider other possible courses of action in the best interests of Atlas Fund and its shareholders.

Federal Income Tax Consequences

      The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of
1986, as amended (the "Code"). As a condition to the closing of the Merger,
Atlas Fund and Oppenheimer Fund will receive an opinion from KPMG to the effect that, on the basis of the existing provisions of the Code, U.S.
Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes:

      (1)  The transfer of substantially all of the assets of Atlas Fund solely in exchange for shares of Oppenheimer Fund and the
           assumption by Oppenheimer Fund of the identified liabilities of
           Atlas Fund followed by the distribution of Oppenheimer Fund's shares to the shareholders of Atlas Fund in liquidation of Atlas
           Fund will constitute a "reorganization" within the meaning of section 368(a) of the Code, and Oppenheimer Fund and Atlas Fund
           should each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

      (2)  No gain or loss will be recognized by Oppenheimer Fund upon the receipt of the assets of Atlas Fund solely in exchange for the shares of Oppenheimer Fund and the assumption by Oppenheimer Fund of the identified liabilities of Atlas Fund;

      (3)  No gain or loss will be recognized by Atlas Fund on the transfer of its assets to Oppenheimer Fund in exchange for Oppenheimer
           Fund's shares and the assumption by Oppenheimer Fund of the identified liabilities of Atlas Fund or upon the distribution of
           Oppenheimer Fund's shares to Atlas Fund's shareholders in exchange for their shares of Atlas Fund;

      (4)  No gain or loss will be recognized by Atlas Fund's shareholders upon the exchange of their shares of Atlas Fund for shares of
           Oppenheimer Fund in liquidation of Atlas Fund;

      (5)  The aggregate tax basis of the shares of Oppenheimer Fund received by each shareholder of Atlas Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of Atlas Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Oppenheimer Fund received by each shareholder of Atlas Fund should include the period during which the shares of Atlas Fund exchanged therefore were held by such shareholder (provided that the shares of Atlas Fund were held as a capital asset on the date of the Merger); and

(6)   The tax basis of the assets of Atlas Fund acquired by Oppenheimer Fund will be the same as the tax basis of such assets to Atlas Fund immediately prior to the Merger, and the holding period of such assets in the hands of Oppenheimer Fund shall include the period during which such assets were held by Atlas Fund.

      The opinion will be based on certain factual certifications made by officers of Atlas Fund and Oppenheimer Fund and will also be based on
customary assumptions.    It is possible that the IRS could disagree with
KPMG's opinion.

      Opinions of counsel are not binding upon the Internal Revenue Service or the courts.  If the Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Atlas Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Atlas Fund shares and the fair market value of
Oppenheimer Fund shares he or she received.  Shareholders of Atlas Fund should consult their tax advisors regarding the effect, if any, of the proposed applicable Merger in light of their individual circumstances.  Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of Atlas Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

      A portion of the portfolio assets of Atlas Fund may be sold in connection with the Merger.  The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and Atlas Fund's basis in such assets.  Any net capital gains recognized in these sales will be distributed to Atlas Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains)
during or with respect to year of sale, and such distributions will be taxable to shareholders.

      Prior to the closing of the Merger, Atlas Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Merger (after reduction by any available capital loss carryforwards), if any, through the closing of the Merger. Such distributions will be taxable to shareholders.

As noted above, Atlas Fund had unutilized capital loss carryovers as of the end of its fiscal year end. The final amount of unutilized capital loss carryovers for Atlas Fund is subject to change and will not be determined until the time of the Reorganization.
 Fund (Fiscal Year End)      Unutilized Capital Loss
                                   Carryovers
--------------------------------------------------------
 Atlas Strategic Income            $ 2,404,000
         Fund
  (December 31, 2005)

Oppenheimer Fund also had unutilized capital loss carryovers as of the end of its fiscal year end.
                                 Unutilized Capital Loss
   Fund (Fiscal Year End)             Carryovers
------------------------------------------------------------
Oppenheimer Strategic Income        $ 963,979,042.
           Fund
    (September 30, 2006)

Pro-forma Capitalization

      Information concerning the pro forma capitalization of each Fund is contained in Exhibit B to this Prospectus/Proxy Statement.

Distribution of Shares

      OppenheimerFunds Distributor, Inc., ("OFDI"), a subsidiary of OFI, acts as underwriter of the shares of Oppenheimer Fund.  Atlas Securities, Inc.
("Atlas Securities"), a subsidiary of Wachovia Corporation., acts as underwriter of shares of Atlas Fund. The underwriters distribute each Fund's shares directly or through broker-dealers, banks (including Wachovia Bank,
N.A.), or other financial intermediaries. Oppenheimer Fund involved in the proposed Merger offers the following classes of shares:  Class A, Class B,
Class C, Class N and Class Y.  Only Class A shares are involved in the
Merger.  Atlas Fund offers one class of shares, and that class is involved in the Merger.  Each class of Oppenheimer Fund shares has a separate distribution arrangement and bears its own distribution expenses (See
"Distribution-Related and Shareholder Servicing-Related Expenses" below).

      The following is a summary description of charges and fees for the
Class A shares of Oppenheimer Fund that will be received by Atlas Fund shareholders in the Merger.  More detailed descriptions of the distribution arrangements applicable to the Class A shares of Oppenheimer Fund and shares of Atlas Fund are contained in each Fund's prospectus and statement of additional information.

      Sales Charges and Other Related Fees. Class A shares of Oppenheimer
Fund may pay a front-end initial sales charge of up to 4.75% of the offering price and, as indicated below, are subject to distribution-related fees.  For a description of the front-end sales charge applicable to the purchase of
Class A shares see "How Can You Buy Class A Shares?" in the prospectus of
Oppenheimer Fund.  No front-end sales charge will be imposed on Class A shares of Oppenheimer Fund received by Atlas Fund shareholders as a result of the Merger. Oppenheimer Fund does not charge a redemption fee. In addition, all subsequent purchases by former shareholders of Atlas Fund of Class A shares of Oppenheimer Fund or of Class A shares of any other Oppenheimer Fund that is available for exchange to shareholders of Oppenheimer Fund will be made at NAV Privilege.

      Atlas Fund does not impose a sales charge for purchases of its shares.
Atlas Fund does not charge a redemption fee. See "Summary of the Merger" in this document and "Risk/Return Summary and Fund Expenses" in Atlas Fund's
prospectus for more information.

      Distribution-Related and Shareholder Servicing-Related Expenses.
Oppenheimer Fund has adopted a Service Plan for Class A shares. It reimburses
OFDI for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of
Oppenheimer Fund. OFDI currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold
Class A shares.

      Atlas Fund has adopted a Rule 12b-1 plan under which Atlas Fund may pay for distribution-related expenses and shareholder servicing fees at an annual rate which may not exceed 0.25% of Atlas Fund's average daily net assets.
For more information about distribution-related and shareholder servicing-related fees of Atlas Fund, see "Fund Management -- The Distributor and the distribution plan" in Atlas Fund's prospectus and "Investment
Advisory and Other Services -- 12b-1 Distribution Plan" in its statement of additional information, and "Distribution and Service (12b-1) Plans" in
Oppenheimer Fund's prospectus, and "Distribution and Service Plans" in its statement of additional information.

Calculating the Share Price

      Oppenheimer Fund calculates the net asset value of each class of shares as of the close of the NYSE on each day the NYSE is open for trading
(referred to as a "regular business day"). The NYSE normally closes at 4:00
p.m., Eastern time, but may close earlier on some days.

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of Oppenheimer Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, Oppenheimer Fund assets are valued primarily on the basis of current market quotations.  If market quotations are not readily available or do not accurately reflect fair value for a security (in OFI's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that Oppenheimer Fund's Board of Trustees
("Oppenheimer Fund's Board") believes accurately reflects the fair value.
Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of Oppenheimer
Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      Oppenheimer Fund's Board has adopted valuation procedures for
Oppenheimer Fund and has delegated the day-to-day responsibility for fair value determinations to OFI's Valuation Committee.  Fair value determinations by OFI are subject to review, approval and ratification by Oppenheimer Fund's
Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, OFI monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by Oppenheimer Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster). Oppenheimer Fund uses fair value pricing procedures to reflect what OFI and Oppenheimer Fund's Board believes to be more accurate values for Oppenheimer Fund's portfolio securities, although it may not always be able to accurately determine such values. In addition, the discussion of "time zone arbitrage" describes effects that Oppenheimer Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by
Oppenheimer Fund is traded and before the time as of which Oppenheimer Fund's net asset values are calculated that day, a significant event occurs that OFI learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, OFI will use its best judgment to determine a fair value for that security.

      OFI believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  OFI's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Purchase and Redemption Procedures

      Investments in the Funds are not insured. The minimum initial purchase requirement for Class A shares of Oppenheimer Fund is $1,000. There is a $50 minimum for subsequent purchases of shares of Oppenheimer Fund.  If the
Merger is approved, Atlas Fund shareholders will not be subject to this minimum initial investment requirement.  The minimum initial purchase requirement for Atlas Fund is $2,500, with a $250 minimum for subsequent purchases.  Both Funds reserve the right to reject any purchase order. All funds invested in each Fund are invested in full and fractional shares.  For more information on the pricing and purchasing of shares of each Fund, see
"How to Buy Shares," "What is the Minimum Amount You Must Invest?" and  "At
What Price Are Shares Sold?" in Oppenheimer Fund's prospectus, and "Doing
Business with Atlas" and "Buying Shares" in  Atlas Fund's prospectus.

      Each Fund provides for telephone, mail, checkwriting or wire redemption of shares at net asset value as next determined after receipt of a redemption request on each day the NYSE is open for trading.  Each Fund reserves the right to redeem in-kind, under certain circumstances, by paying the redeeming shareholder the proceeds of a redemption in securities rather than in cash.
Each Fund may involuntarily redeem shareholders' accounts that have less than the minimum initial investment of invested funds.  For more information on redeeming shares of each Fund, see "How to Sell Shares" and "Shareholder
Account Rules and Policies" in Oppenheimer Fund's prospectus, and "Selling
Shares" and "Other Account Information" in Atlas Fund's prospectus.
Minimum Balance Fee

      As stated in Oppenheimer Fund's Prospectus, a $12 annual "Minimum
Balance Fee" is assessed on each Fund account with a share balance valued under $500. The Minimum Balance Fee is automatically deducted from each such
Fund account in September.  For additional information on Fund Account Fees, please refer to Oppenheimer Fund's statement of additional information.
Oppenheimer Fund reserves the authority to modify Fund Account Fees in its discretion.

      Atlas Fund does not assess a small account fee on its accounts.

Short-Term Trading Policy

      Oppenheimer Fund exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with OFI's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

   Therefore, OFI and Oppenheimer Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account  that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  Oppenheimer Fund
         and the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). OFDI and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of Oppenheimer
      Fund's prospectus. Further details are provided under "How to Sell
      Shares" in Oppenheimer Fund's prospectus.

o     Right to Refuse Exchange and Purchase Orders.  OFDI and/or the Transfer
         Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order.
         Oppenheimer Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of Oppenheimer Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

      While Oppenheimer Fund, OFDI, OFI and the Transfer Agent encourage financial intermediaries to apply Oppenheimer Fund's policies to their customers who invest indirectly in Oppenheimer Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

      However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity.
However, the Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. Oppenheimer Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of Oppenheimer Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on Oppenheimer Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

      The Atlas Funds have also adopted policies and procedures reasonably designed to monitor fund trading activity and discourage disruptive trading and, in cases where disruptive trading activity is detected, to take action to stop such activity. These policies may be modified at any time without shareholder notice but not with the intent to allow market timing.  When
Atlas Fund's management believes frequent trading activity by any person, group or account would have a disruptive effect on a fund's ability to manage its investments, Atlas Fund will reject uniformly purchase orders and/or exchanges into Atlas Fund. The history of exchange activity in all accounts under common ownership or control with Atlas Fund complex may be considered with respect to the review of excessive exchange activity. Atlas Fund's management considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order or terminate or restrict exchange privileges.

Exchange Privileges

      Shareholders of Oppenheimer Fund may exchange their shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of Oppenheimer Fund only for Class A shares of another fund. To exchange shares, Oppenheimer Fund shareholders must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When a shareholder establishes an account, he or she must hold the shares he or she buys for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  The shareholder must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, shareholders must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of Oppenheimer Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.  Shareholders should consult with their tax advisors

      Shareholders can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or they can obtain a list by calling a service representative at
1.800.225.5677. The funds available for exchange can change from time to time.

      A contingent deferred sales charge (CDSC) is not charged when you exchange shares of Oppenheimer Fund for shares of another Oppenheimer fund.
However, if shareholders exchange their shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that they acquire. Similarly, if shareholders acquire shares of Oppenheimer Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of
Oppenheimer Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section of Oppenheimer
Fund's Statement of Additional Information.

      Holders of shares of Atlas Fund may exchange their shares for shares of the same class of any other fund within its fund family. Exchanges between
Atlas Fund accounts will be accepted only if the registrations are identical
(same name, address and taxpayer identification number).  Atlas Fund does not impose a sales charge on exchanges. An exchange within the Atlas fund family represents an initial investment in another fund and must meet any minimum investment requirements imposed by such fund. Atlas Fund has no express limit on the number of exchanges.  However, Atlas Fund may modify or terminate the exchange privilege at any time. Atlas Fund's management or adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to Atlas Fund and its shareholders. If this occurs, Atlas Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Atlas Funds. An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.  Atlas Fund reserves the right to reject any purchase or exchange and to terminate an investor's investment or exchange privileges if Atlas Fund determines that the trading activity by the investor may be materially detrimental to the interests of long-term shareholders.
       For more information on each Fund's current exchange procedures, and the requirements and limitations attendant thereto, see "How to Exchange
Shares" in Oppenheimer Fund's prospectus and "Other Account Information --
Exchanges" and "Other Account Information -- Frequent Trading of Fund Shares"
in Atlas Fund's prospectus.

Distribution and Tax Policies

      Each Fund distributes its net realized gains at least annually to shareholders of record on the dividend record date and intends to declare dividends from its investment company taxable net income on each regular business day and to pay those dividends monthly.

      Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. For further information concerning each Fund's dividends, distributions and tax treatment, see "Other Account Information -- Taxes" and
"Other Account Information --Dividends and distributions" in Atlas Fund's prospectus and "Taxation of the Funds" in Atlas Fund's statement of additional information and "Dividends, Capital Gains and Taxes" in
Oppenheimer Fund's prospectus.  For information on the tax consequences to
Atlas Fund shareholders of the Merger, see the section titled "Merger
Information - Federal Income Tax Consequences" herein.

      After the Merger, shareholders of Atlas Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Oppenheimer Fund reinvested in Class A shares of the Oppenheimer Fund. Shareholders of Atlas Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Oppenheimer Fund in cash after the Merger, although they may, after the Merger, elect to have such dividends and/or distributions reinvested in additional shares of the Oppenheimer Fund.

      Each Fund is qualified and intends to continue to qualify to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                     INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

      Oppenheimer Fund is an open-end, diversified management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public.  Oppenheimer Fund is organized as a Massachusetts business trust and is governed by its Amended and Restated Declaration of
Trust (referred to herein as "Declaration of Trust"), Amended By-Laws, a
Board of Trustees and by applicable Massachusetts and federal law.  Atlas
Fund is a series of Atlas Funds, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Atlas Funds is organized as a Delaware statutory trust and is governed by its Amended Declaration of Trust (referred to herein as the
"Trust Agreement"), Restated By-Laws, a Board of Trustees and by applicable
Delaware and federal law.

Shareholder Liability

     Atlas Fund

      Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting statutory trust shareholder liability exists. As a result, to the extent that each Trust or one of its shareholders is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of each Trust may be subject to liability. To guard against this risk, the Trust Agreement of the Atlas Funds
(a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b)
provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the relevant Trust itself is unable to meet its obligations. In light of Delaware law, the nature of each
Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of each Trust is remote.

     Oppenheimer Fund

      Oppenheimer Fund's Declaration of Trust contains an express disclaimer of shareholder liability for Oppenheimer Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The
Declaration of Trust also states that upon request, Oppenheimer Fund shall assume the defense of any claim made against a shareholder for any act or obligation of Oppenheimer Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as
Oppenheimer Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that Oppenheimer Fund shareholder will incur financial loss from being held liable as a "partner" of Oppenheimer Fund is limited to the relatively remote circumstances in which Oppenheimer Fund would be unable to meet its obligations.

      Oppenheimer Fund's contractual arrangements state that any person doing business with Oppenheimer Fund (and each shareholder of Oppenheimer Fund)
agrees under its Declaration of Trust to look solely to the assets of
Oppenheimer Fund for satisfaction of any claim or demand that may arise out of any dealings with Oppenheimer Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Shareholder Meetings and Voting Rights

     Atlas Fund

      The Atlas Funds, on behalf of Atlas Fund, are not required to hold annual meetings of shareholders. Atlas Fund does not currently intend to hold regular shareholder meetings. In addition, with respect to the Atlas
 Funds, a meeting of shareholders must be called when requested by the holders of at least 10% of the outstanding shares of the Atlas Funds (or series or class thereof as applicable) for such purpose as is stated in the shareholder meeting request. Atlas Fund is also required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Cumulative voting is not permitted. Except when a larger quorum is required by the applicable governing documents or other law, with respect to Atlas Fund, one-third of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For Atlas Fund, when a quorum is present, a majority of the shares cast and entitled to vote is sufficient to act on a matter (other than the election of Trustees of Atlas
 Fund, which requires a plurality, or unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

     Oppenheimer Fund

      As a Massachusetts business trust, Oppenheimer Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      Oppenheimer Fund's Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of
10% of its outstanding shares. If Oppenheimer Fund's Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, Oppenheimer
Fund's Trustees will then either make Oppenheimer Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of
Oppenheimer Fund valued at $25,000 or more or constituting at least 1% of
Oppenheimer Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Under the Declaration of Trust of Oppenheimer Fund, each share of
Oppenheimer Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share. Under the Trust
Agreement of the Atlas Funds, as to any matter on which the shareholder is entitled to vote, each whole share of Atlas Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

      The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Oppenheimer Fund and the Trust
Agreement of the Atlas Funds, their respective By-Laws and applicable
Massachusetts law and applicable Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Trust Agreement, By-Laws, applicable
Massachusetts law and applicable Delaware law directly for more complete information.

                  VOTING INFORMATION CONCERNING THE MEETING

      This Prospectus/Proxy Statement is being sent to shareholders of Atlas
Fund in connection with a solicitation of proxies by the Trustees of Atlas
Fund, to be used at the Special Meeting of Shareholders (the "Meeting") to be
held at 1:00 p.m., Eastern time, on February 27, 2007, at the offices of
Evergreen  Investment Management Company, LLC, 200 Berkeley Street, Boston,
MASS 02116, and at any adjournment(s) or postponement(s) thereof. This
Prospectus/Proxy Statement, along with the Notice of the Meeting and a proxy card, are first being mailed to shareholders of Atlas Fund on or about
__________, 2007. Only shareholders of record as of the close of business on
December 29, 2006 (the "Record Date") will be entitled to receive notice of, and to vote at, the Meeting or any adjournment(s) thereof. The costs incurred in connection with the solicitation of proxies and the costs of holding the
Meeting will be borne by Atlas Advisers.

      If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon.
Signed but unmarked proxies on which no instructions are given will be voted
FOR the proposed Merger and FOR any other matter deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum. Assuming a quorum is present, abstentions and broker non-votes will have the effect of being counted as votes against the Merger.  A proxy may be revoked at any time on or before the Meeting by (i) sending a signed, written letter of revocation to the
Secretary of Atlas Fund at the address set forth on the cover of this
Prospectus/Proxy Statement which is received by Atlas Fund prior to the
Meeting; (ii) properly executing and delivering a subsequent proxy, which is received by Atlas Fund prior to the Meeting; or (iii) by attending the
Meeting, requesting a return of any previously delivered proxy and voting in person. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Merger contemplated thereby.

      The holders of a majority of the shares of Atlas Fund outstanding as of
Record Date present in person or represented by proxy, will constitute a quorum for the transaction of business at the Meeting although a larger number may be required to approve the proposals.  Assuming a quorum is present at the Meeting, approval of the Merger will require the affirmative vote of a majority of Atlas Fund's outstanding voting securities.  A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% of the shares of Atlas Fund that are present or represented at the
Meeting if more than 50% of the shares outstanding on the Record Date are present in person or by proxy at the Meeting; or (b) more than 50% of the shares of Atlas Fund outstanding on the Record Date.

      In voting for the Merger, each share of Atlas Fund will be entitled to one vote.  Fractional shares are entitled to proportionate shares of one vote.

      Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal telephone solicitations conducted by officers or other representatives of
Atlas Fund (who will not be paid for their soliciting activities). In addition, Altman Group, Inc., Atlas Fund's proxy solicitor, may make proxy
solicitations.   Altman Group has been engaged to assist the solicitation of proxies at an estimated cost of [$_____], which is being paid by Atlas
Advisers. If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement by mail or by Internet, vote by telephone or attend the Meeting in person (See the back of this
Prospectus/Proxy Statement for voting instructions.). As discussed above, any proxy given by you is revocable.

      If Atlas Fund's shareholders do not vote to approve the Merger, the
Trustees of Atlas Fund will consider other possible courses of action in the best interests of shareholders.  In the event that a quorum is not present at the Meeting or, even if a quorum is present, in the event sufficient votes to approve a proposal are not received before the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies for a reasonable time after the date set for the original Meeting. In addition, if, in the judgment of the persons named as proxies, it is advisable to defer action on the proposal, the persons named as proxies may propose one or more adjournments or postponements of the Meeting with respect to the proposal for a reasonable time after the date set for the original Meeting.

      An Atlas Fund shareholder who objects to a proposed Merger will not be entitled under either Delaware law or the Trust Agreement of Atlas Fund to demand payment for, or an appraisal of, his, her or its shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and if the Merger is approved, shareholders will be free to redeem the shares of Oppenheimer Fund that they receive in the transaction at their then-current net asset value. Shareholders of Atlas Fund may wish to consult their tax advisors as to any differing consequences of redeeming their Atlas
Fund shares prior to the Merger or exchanging such shares in the Merger for
Oppenheimer Fund shares.

      Atlas Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Atlas Fund at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by Atlas Fund in a reasonable period of time prior to the time before Atlas Fund solicits proxies for that meeting.

      NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES.
Please advise Atlas Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares. Atlas Advisers will reimburse bankers, broker-dealers and others for their reasonable expenses in forwarding solicitation materials to the beneficial owners of shares of Atlas Fund.

Shareholder Information

      As of the Record Date, the following amount of shares of beneficial interest of Atlas Fund was outstanding:

--------------------------------------------------------------------------------
Atlas Fund                                         Shares Outstanding
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Atlas Strategic Income Fund
--------------------------------------------------------------------------------

      As of the Record Date, the officers and Trustees of Atlas Funds beneficially owned as a group less than 1% of the outstanding shares of Atlas
Fund. To Atlas Fund's knowledge, the following persons owned beneficially or of record more than 5% of the outstanding shares of Atlas Fund as of the
Record Date:

      For Atlas Fund:

---------------------------------------------------------------------------------
Name and Address           No. of        Percentage of     Percentage of Shares
                            Shares          Shares              After Merger
                                         Before Merger
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

      As of the Record Date, the officers and Trustees of Oppenheimer Fund beneficially owned as a group less than 1% of each class of the outstanding shares of Oppenheimer Fund.  To the knowledge of Oppenheimer Fund, the following persons owned beneficially or of record more than 5% of the outstanding Class A shares of Oppenheimer Fund as listed below, as of the
Record Date:

      For Oppenheimer Fund:

---------------------------------------------------------------------------------
Name and Address              No. of Shares   Percentage of      Percentage of
                                             Shares of Class    Shares of Class
                                               Before Merger      After Merger
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

THE TRUSTEES OF ATLAS FUND RECOMMEND APPROVAL OF THE MERGER.  ANY EXECUTED
BUT UNMARKED PROXY CARDS WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED
IN FAVOR OF APPROVAL OF THE MERGER.

                       FINANCIAL STATEMENTS AND EXPERTS

      The statement of additional information relating to this
prospectus/proxy statement includes the following: (i) the audited financial statements of Atlas Fund and Oppenheimer Fund as listed below, including the financial highlights for the periods indicated therein and the reports of
Deloitte & Touche  LLP, Oppenheimer Fund's independent registered public accounting firm and Atlas Fund's independent registered public accounting firm thereon, and (ii) the financial statements of Atlas Fund and Oppenheimer
Fund as listed below, including the unaudited financial statements and financial highlights for the periods indicated therein.

--------------------------------------------------------------------------------
                                   Date of Annual       Date of Semi-Annual
                                       Report                  Report
             Fund                                         (if applicable)
                                                            (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oppenheimer Strategic Income     September 30, 2006             N/A
Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Atlas Strategic Income Fund      December 31, 2005         June 30, 2006
--------------------------------------------------------------------------------

                            ADDITIONAL INFORMATION

      Atlas Fund and Oppenheimer Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940
Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Room maintained by the
SEC at 100 F. 450 Fifth Street, N.E., Washington, D.C. 20549, and at the
SEC's Regional Offices located at 233 Broadway, New York, New York 10279, and
175 W. Jackson Blvd., Suite 900, Chicago, Illinois 60604, at prescribed rates.

                                OTHER BUSINESS

      The Trustees of Atlas Funds do not intend to present any other business at the Meeting other than as set forth in the Notice of the Meeting. If, however, any other matters are properly brought before the Meeting or any adjournment(s) or postponement(s) thereof, the persons named in properly executed proxies will vote thereon in accordance with their judgment.

January __, 2007

INSTRUCTIONS FOR EXECUTING PROXY CARDS

   The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.    INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the
   Registration on the proxy card.

2.    JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3.    ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of
   Registration. For example:

   REGISTRATION                           VALID SIGNATURE

   CORPORATE ACCOUNTS

   (1) ABC Corp.                          ABC Corp.
   (2) ABC Corp.                          John Doe, Treasurer
   (3) ABC Corp.                          John Doe
      c/o John Doe, Treasurer
   (4) ABC Corp. Profit Sharing Plan                  John Doe, Trustee

   TRUST ACCOUNTS

   (1) ABC Trust                          Jane B. Doe, Trustee
   (2) Jane B. Doe, Trustee                     Jane B. Doe
      u/t/d 12/28/78

   CUSTODIAL OR ESTATE ACCOUNTS

   (1) John B. Smith, Cust.                     John B. Smith
      f/b/o John B. Smith, Jr. UGMA
   (2) John B. Smith                            John B. Smith, Jr., Executor

   After completing your proxy card, return it in the enclosed postage paid envelope.

                        OTHER WAYS TO VOTE YOUR PROXY

   VOTE BY TELEPHONE:

1.    Read the Prospectus/Proxy Statement and have your proxy card at hand.
2.    Call the toll-free number indicated on your proxy card.
3.    Enter the control number found on your proxy card.
4.    Follow the simple recorded instructions.

   VOTE BY INTERNET:

1.    Read the Prospectus/Proxy Statement and have your proxy card at hand.
2.    Go to the website indicated on your proxy card and follow the voting instructions.

      The above methods of voting are generally available 24 hours a day.  Do not mail the proxy card if you are voting by telephone or Internet.  If you have any questions about the proxy card, please call Altman Group, our proxy solicitor, at 1-800-499-8519 (toll free).
EXHIBIT A FORM OF AGREEMENT AND PLAN OF REORGANIZATION
                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of
December 29, 2006 by and among Atlas Funds, a Delaware statutory trust (the
"Trust") having its principal place of business at 749 Davis Street, San
Leandro, California  94577, on behalf of its series, Atlas Strategic Income
Fund ("Atlas Fund"), and Oppenheimer Strategic Income Fund ("Oppenheimer
Fund"), a Massachusetts business trust having its principal place of business at 6803 South Tucson Way, Centennial, CO 80112, and, as to Section 9 only,
Atlas Advisers, Inc., a California corporation ("Atlas Advisers").

      WHEREAS, Atlas Fund is a separate investment series of and the
Oppenheimer Fund is an open-end investment company of the management type;

      WHEREAS, the Agreement is intended to provide for the reorganization pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as
amended (the "Code"), of Atlas Fund through the acquisition by Oppenheimer
Fund of substantially all of the assets of Atlas Fund in exchange for the voting shares of beneficial interest ("shares") of Class A of Oppenheimer
Fund and the assumption by Oppenheimer Fund of certain liabilities of Atlas
Fund, which Class A shares of Oppenheimer Fund are to be distributed by Atlas
Fund pro rata to its shareholders in complete liquidation of Atlas Fund and complete cancellation of its shares (the "Reorganization");

      WHEREAS, the Board of Trustees of Oppenheimer Fund has determined that the Reorganization is in the best interests of Oppenheimer Fund and its shareholders and that the interests of the existing shareholders of
Oppenheimer Fund will not be diluted as a result of the transactions contemplated herein;

      WHEREAS, the Trustees of the Trust have determined that the
Reorganization  is in the best interests of the Atlas Fund and its shareholders, and that the interests of the Atlas Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

      NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

   1.  The parties hereto hereby adopt this Agreement and Plan of
Reorganization pursuant to Section 368(a)(1) of the Code as follows:  The reorganization will be comprised of the acquisition by Oppenheimer Fund of substantially all of the assets of Atlas Fund in exchange for Class A shares of Oppenheimer Fund and the assumption by Oppenheimer Fund of certain liabilities of Atlas Fund, followed by the distribution of such Class A shares of Oppenheimer Fund to the shareholders of Atlas Fund in exchange for their shares of Atlas Fund, all upon and subject to the terms of the
Agreement hereinafter set forth.

      The share transfer books of Atlas Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by Atlas Fund; redemption requests received by Atlas Fund after that date shall be treated as requests for the redemption of the shares of Oppenheimer Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

   2. Subject to requisite approvals and the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, on the Closing Date (as hereinafter defined), the Trust on behalf of the Atlas Fund, agrees to sell, assign, convey, transfer and deliver all of the assets of Atlas Fund, as set forth in paragraph 2.1, on that date, excluding a cash reserve (the "Cash Reserve") to be retained by Atlas Fund sufficient in its discretion for the payment of the expenses of Atlas Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 10E (the "Assets"), delivered in the manner as provided (to the extent applicable) in Section 8, to Oppenheimer Fund, and Oppenheimer Fund
agrees in exchange therefor and against delivery thereof, to (a) issue and deliver to Atlas Fund on the Closing Date that number of full and fractional
Class A shares of Oppenheimer Fund, determined by dividing: (i) the aggregate value of the Assets, net of liabilities of the Atlas Fund assumed by
Oppenheimer Fund in Section (b) hereof, computed in the manner and as of the time and date set forth in paragraph 3, by (ii) the net asset value of one
Oppenheimer Fund share computed in the manner and as of the time and date set forth in paragraph 3; and (b) assume certain liabilities of Atlas Fund, as set forth in paragraph 2.2 ("Stated Liabilities").

   2.1.     Assets.  The Assets of Atlas Fund to be acquired by Oppenheimer
Fund shall consist of all property owned by Atlas Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to Atlas Fund, any deferred or prepaid expenses shown as an asset on the books of Atlas Fund on the Valuation Date, and all interests, rights, privileges and powers, other than the Cash Reserve as provided for in Section 2 hereof and other than the Atlas Fund's rights under this Agreement.  Notwithstanding the prior sentence, the Assets shall consist of only those assets as set forth in Atlas Fund's statement of assets and liabilities as of the Closing Date as delivered by Atlas Fund to
Oppenheimer Fund pursuant to Section 10.J.

      If requested by Oppenheimer Fund, Atlas Fund will, within 30 days prior to the Closing Date, furnish Oppenheimer Fund with a list of Atlas Fund's portfolio securities and other investments, and Oppenheimer Fund will, within
15 days prior to the Closing Date, furnish Atlas Fund with a list of the securities and other instruments, if any, on Atlas Fund's list referred to above that do not conform to Oppenheimer Fund's investment objectives, policies and restrictions. If requested by Oppenheimer Fund, Atlas Fund will dispose of securities and other instruments on Atlas Fund's list before the
Closing Date. If and after Atlas Fund furnishes Oppenheimer Fund with the list described above, Atlas Fund will not, without the prior approval of
Oppenheimer Fund,  acquire any additional securities other than securities which Oppenheimer Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). Notwithstanding the foregoing, nothing herein will require Atlas Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of Atlas Advisers, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of Atlas Fund.

   2.2.     [TO BE INSERTED]

   3. The net asset value of Class A shares of Oppenheimer Fund and the value of the Assets and the amount of Stated Liabilities of Atlas Fund to be transferred or assumed shall in each case be determined as of the close of regular trading on The New York Stock Exchange on the Valuation Date.  The
computation of the net asset value of the Class A shares of Oppenheimer Fund and the Assets and Stated Liabilities of Atlas Fund shall be done in the manner used by Oppenheimer Fund and Atlas Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses or such other valuation procedures as shall be mutually agreed upon by Atlas Fund and Oppenheimer Fund.  The methods used by
Oppenheimer Fund in such computation shall be applied to the valuation of the
Assets and Stated Liabilities of Atlas Fund to be transferred to Oppenheimer
Fund.

      Except to the extent prohibited by Rule 19b-1 under the Investment
Company Act of 1940, as amended (the "Act"), Atlas Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Atlas Fund's shareholders all of Atlas Fund's investment company taxable income for taxable years ending on or prior to the Closing
Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the
Closing Date (after reduction for any capital loss carry-forward).

   4. The closing (the "Closing") shall be held at the offices of
OppenheimerFunds, Inc., 6803 S. Tucson Way, Centennial, CO 80112, and shall occur on or about May 11, 2007, or on such date, time or at such other place as the Trust and Oppenheimer Fund may designate or as provided below (the
"Closing Date").  The business day immediately preceding the Closing Date is herein referred to as the "Valuation Date."

      In the event that on the Valuation Date either Atlas Fund  or
Oppenheimer Fund has, pursuant to the Investment Company Act of 1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both
Atlas Fund and Oppenheimer Fund have ceased such suspension or postponement;
provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party not effecting a suspension or postponement shall be permitted to terminate the Agreement without liability to any party for such termination.

      5.   Immediately following the actions contemplated by Section 2 on the
Closing Date, the Trust on behalf of Atlas Fund shall distribute on a pro rata basis to the shareholders of record of Atlas Fund as of the Valuation
Date the Class A shares of Oppenheimer Fund received by Atlas Fund on the
Closing Date pursuant to Section 2(a) hereof in complete liquidation of Atlas
Fund.  To accomplish such distribution by the Trust on behalf of Atlas Fund of Class A shares of Oppenheimer Fund to Atlas Fund's shareholders,
Oppenheimer Fund will promptly cause its transfer agent to: (a) transfer an appropriate number of Class A shares of Oppenheimer Fund then credited to the account of Atlas Fund on the books of Oppenheimer Fund to open accounts on the share records of Oppenheimer Fund in the names of Atlas Fund shareholders to each shareholder of Atlas Fund in accordance with a list (the "Shareholder
List") of Atlas Fund shareholders that Atlas Fund will cause its transfer agent to deliver to Oppenheimer Fund's transfer agent (which list will contain the information specified in the immediately following paragraph);
and (b) credit an appropriate number of Class A shares of Oppenheimer Fund to each  shareholder of Atlas Fund, it being agreed that the aggregate net asset value of Class A Oppenheimer Fund shares to be so credited to such Atlas Fund shareholders shall be equal to the aggregate net asset value of the Atlas
Fund shares of owned by Atlas Fund shareholders on the Closing Date.  All issued and outstanding Atlas Fund shares will be redeemed or canceled, as the case may be, on the books of Atlas Fund.

      The Shareholder List shall indicate, as of the close of business on the
Valuation Date, the name and address of each shareholder of Atlas Fund, indicating the number and percentage ownership of outstanding shares of Atlas
Fund owned by each such shareholder immediately prior to the Closing .  Atlas
Fund agrees to supply the Shareholder List to Oppenheimer Fund not later than the Closing Date.  The transfer agent for Oppenheimer Fund shall deliver at the Closing a certificate as to the opening on Oppenheimer Fund's share transfer books of accounts in the names of the Atlas Shareholders.
Oppenheimer Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Trust a confirmation evidencing the
Oppenheimer Fund shares to be credited on the Closing Date or provide evidence satisfactory to Atlas Fund that such Oppenheimer Fund shares have been credited to Atlas Fund's shareholders' account on the books of
Oppenheimer Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.
Shareholders of Atlas Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization.  After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Oppenheimer Fund which they received.

   6. Within one year after the Closing Date, Atlas Fund shall (a) either pay or make provision for payment of all of its liabilities and taxes, and (b)
either (i) transfer any remaining amount of the Cash Reserve to Oppenheimer
Fund, if such remaining amount (as reduced by the estimated cost of distributing it to shareholders) is not material (as defined below) or (ii)
ratably distribute such remaining amount to the persons who are shareholders of Atlas Fund on the Valuation Date.  Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of Atlas Fund outstanding on the Valuation Date.  The Atlas Fund will promptly thereafter be terminated and dissolved promptly following all distributions in accordance with the laws of the State of Delaware and the federal securities laws.

      7.  Prior to the Closing Date, Atlas Fund shall analyze its portfolio and will have sold such of its assets, if any, as Oppenheimer Fund shall have advised Atlas Fund in writing are necessary to assure that, after giving effect to the acquisition of the Assets of Atlas Fund pursuant to the
Agreement, the requisite percentage of Atlas Fund's portfolio would meet
Oppenheimer Fund's investment policies and restrictions so that, after the
Closing, Oppenheimer Fund will be in compliance in all material respects with all of its  investment policies and restrictions.  At the Closing, Atlas Fund shall deliver to Oppenheimer Fund a list of Atlas Fund's portfolio securities and assets in accordance with Section 10.J. of this Agreement.

   8.  Portfolio securities represented by a certificate or other written instrument shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by Atlas Fund on the Closing Date to
Oppenheimer Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any.  The Atlas Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and Atlas Fund's custodian. The cash delivered shall be transferred by bank wire or intra-bank transfer payable to the order of Oppenheimer Fund for the account of
Oppenheimer Fund.  Class A shares of Oppenheimer Fund representing the number of Class A shares of Oppenheimer Fund being delivered against the assets of
Atlas Fund, registered in the name of Atlas Fund, shall be transferred to
Atlas Fund on the Closing Date.  Such shares shall thereupon be assigned by
Atlas Fund to its shareholders so that the shares of Oppenheimer Fund may be distributed as provided in Section 5.

      If, at the Closing Date, Atlas Fund is unable to make delivery under this Section 8 to Oppenheimer Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by Atlas Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or Atlas Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and Atlas Fund will deliver to Oppenheimer
Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Oppenheimer Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Oppenheimer Fund.

   9.       The cost of printing and distributing the proxies and proxy statements will be borne by Atlas Advisers, including the cost of printing and distributing any documents such as existing prospectuses or annual reports that are included in that mailing.  Any cost of proxy solicitation, including the engagement of a proxy solicitation firm shall be borne by Atlas
Advisers. To the extent third parties are reimbursed for forwarding soliciting materials to beneficial owners of the shares of record on behalf of Atlas Fund and obtaining authorization for the execution of proxies, those third parties will be reimbursed by Atlas Advisers.  Atlas Advisers shall bear the cost of each fund's respective tax opinion and the costs of Deloitte
& Touche LLP's engagement to review (including any consents to be provided by
Deloitte & Touche LLP) the Registration Statement on Form N-14 ("Form N-14")
to be filed by Oppenheimer Fund under the Securities Act of 1933, as amended
(the "1933 Act").  Any other out-of-pocket expenses of Oppenheimer Fund and
Atlas Fund associated with this reorganization, including, but not limited to, legal, accounting and transfer agent expenses, will be borne by Atlas
Advisers and Oppenheimer Fund, respectively, in the amounts so incurred by each.

   10.  The obligations of Oppenheimer Fund hereunder shall be subject to the following conditions:

      A.    The Board of Trustees of Atlas Fund shall have authorized the execution of the Agreement, and the shareholders holding a requisite number of shares of Atlas Fund shall have approved the Agreement and the transactions contemplated hereby, and Atlas Fund shall have furnished to
Oppenheimer Fund copies of resolutions to that effect certified by the
Secretary or the Assistant Secretary of Atlas Fund; such shareholder approval shall have been by the affirmative vote required by Delaware Law, the Act and
Atlas Fund's charter documents at a meeting for which proxies have been solicited by the Proxy Statement and Prospectus (as hereinafter defined).

      B.    Oppenheimer Fund shall have received an opinion dated as of the
Closing Date from legal counsel to Atlas Fund, to the effect that (i) Atlas
Fund is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware with the statutory trust power to carry on its business as described in Atlas Fund's then-current
Prospectus as then being conducted and to execute and deliver, and perform its obligations under, the Agreement; and (ii) that all action on the part of the Atlas Fund necessary to authorize the transactions contemplated by the
Agreement have been taken by Atlas Fund.  Delaware counsel may be relied upon for this opinion.

C.    The representations and warranties of Atlas Fund contained herein shall be true and correct in all material respects at and as of the Closing Date, and the Trust, on behalf of Atlas Fund, shall have performed all of the covenants and complied with all of the provisions required by the Agreement to be performed or complied with by the Trust, on behalf of Atlas Fund, on or before the Closing Date, and Oppenheimer Fund shall have been furnished with a certificate of the President, or a Vice President, or the Secretary or the
Assistant Secretary or the Treasurer or the Assistant Treasurer of Atlas
Fund, dated as of the Closing Date, to that effect.

D.    On the Closing Date, Atlas Fund shall have furnished to Oppenheimer
Fund a certificate of the Treasurer or Assistant Treasurer of Atlas Fund as
to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to Atlas Fund as of the Closing Date.

      E.    The Cash Reserve shall not exceed 10% of the value of the net assets, or 30% in value of the gross assets, of Atlas Fund at the close of business on the Valuation Date.

F.    The Form N-14 filed by Oppenheimer Fund, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the
1933 Act and no stop orders suspending the effectiveness thereof shall have been issued.

      G.    On the Closing Date, Oppenheimer Fund shall have received a letter from an authorized officer of Atlas Fund acceptable to Oppenheimer
Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date, other than as previously disclosed to Oppenheimer Fund, there were any material, actual or contingent liabilities of Atlas Fund arising out of litigation brought against Atlas Fund or claims pending or to the best of his or her knowledge claims or litigation threatened in writing and not reflected in or apparent from the most recent audited financial statements and footnotes thereto of
Atlas Fund delivered to Oppenheimer Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

      H.    Oppenheimer Fund shall have received a separate opinion, dated as of the Closing Date, of KPMG LLP, to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

      I.    The Trust, on behalf of Atlas Fund, shall have executed and delivered to Oppenheimer Fund all such assignments and other instruments of transfer as Oppenheimer Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Atlas Fund's title to and possession of the Class A Oppenheimer Fund shares to be delivered hereunder and (b)
Oppenheimer Fund's title to and possession of all the Assets and to otherwise carry out the intent and purpose of the Agreement.

      J.    [TO BE INSERTED]

      K.    On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Trust, with respect to Atlas Fund, or Oppenheimer
Fund from completing the transactions contemplated by the Agreement. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by
Oppenheimer Fund or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of
Atlas Fund or Oppenheimer Fund, provided that either party hereto may for itself waive any of such conditions.  The Securities and Exchange Commission
(the "Commission") shall not have issued an unfavorable report under Section
25(b) of the Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by the Agreement under Section
25(c) of the Act.

      L.    On the Closing Date, Atlas Fund shall deliver to the custodian of
Oppenheimer Fund an authorization and direction of instructions to transfer to the custodial account of Oppenheimer Fund all Assets as set forth in section 10.J. of this Agreement.  Oppenheimer Fund shall then cause its custodian to deliver to Atlas Fund a receipt executed by an authorized officer of Oppenheimer Fund's custodian acknowledging receipt of such Assets on behalf of Oppenheimer Fund.

   11.  The obligations of Atlas Fund hereunder shall be subject to the following conditions:

      A.    The Board of Trustees of Oppenheimer Fund shall have authorized the execution of the Agreement, and the transactions contemplated thereby, and Oppenheimer Fund shall have furnished to Atlas Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of
Oppenheimer Fund.

      B.    Atlas Fund's shareholders holding a requisite number of shares shall have approved the Agreement and the transactions contemplated hereby, by an affirmative vote required by Delaware Law, the Act and Atlas Fund's charter documents and Atlas Fund shall have furnished Oppenheimer Fund copies of resolutions to that effect certified by the Secretary or an Assistant
Secretary of Atlas Fund.

      C.    Atlas Fund shall have received an opinion dated as of the Closing
Date from counsel to Oppenheimer Fund, to the effect that (i) Oppenheimer
Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with full powers to carry on its business as then being conducted and to execute and deliver, and perform its obligations under, the Agreement; (ii) all actions on the part of Oppenheimer Fund necessary to authorize the transactions contemplated by the Agreement have been taken by Oppenheimer Fund, and (iii) the shares of
Oppenheimer Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable, except as set forth under "Shareholder and Trustee Liability" in Oppenheimer Fund's Statement of
Additional Information. Massachusetts counsel may be relied upon for this opinion.

      D.    The representations and warranties of Oppenheimer Fund contained herein shall be true and correct in all material respects at and as of the
Closing Date, and Oppenheimer Fund shall have performed all of the covenants and complied with all of the provisions required by the Agreement to be performed or complied with by Oppenheimer Fund on or before the Closing Date, and Atlas Fund shall have been furnished with a certificate of the President, a Vice President or the Secretary or the Assistant Secretary or the Treasurer
or the Assistant Treasurer of the Trust to that effect dated as of the
Closing Date.

      E.    Atlas Fund shall have received an opinion of KPMG LLP to the effect that the federal tax consequences of the transaction, if carried out in the manner outlined in the Agreement and in accordance with (i) Atlas
Fund's representation that there is no plan or intention by any Atlas Fund shareholder who owns 5% or more of Atlas Fund's outstanding shares, and, to
Atlas Fund's best knowledge, there is no plan or intention on the part of the remaining Atlas Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Oppenheimer Fund shares received in the transaction that would reduce Atlas Fund shareholders' ownership of Oppenheimer Fund shares to a number of shares having a value, as of the Closing Date, of less than 50% of the value of all of the formerly outstanding Atlas Fund shares as of the same date, and (ii) the representation by each of Atlas Fund and
Oppenheimer Fund that, as of the Closing Date, Atlas Fund and Oppenheimer
Fund should qualify as regulated investment companies or should meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

a.    The transactions contemplated by the Agreement will qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1) of the
Code, and under the regulations promulgated thereunder.

b.    Atlas Fund and Oppenheimer Fund will each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

c.    No gain or loss will be recognized by the shareholders of Atlas Fund upon the distribution of Class A shares of beneficial interest in Oppenheimer
Fund to the shareholders of Atlas Fund pursuant to Section 354 of the Code.

d.    Under Section 361(a) of the Code no gain or loss will be recognized by
Atlas Fund by reason of the transfer of substantially all its assets in exchange for Class A shares of Oppenheimer Fund.

e.    Under Section 1032 of the Code no gain or loss will be recognized by
Oppenheimer Fund by reason of the transfer of substantially all of Atlas
Fund's assets in exchange for Class A shares of Oppenheimer Fund and
Oppenheimer Fund's assumption of certain liabilities of Atlas Fund.

f.    The shareholders of Atlas Fund will have the same tax basis and holding period for the Class A shares of beneficial interest in Oppenheimer Fund that they receive as they had for Atlas Fund shares that they previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

g.    The securities transferred by Atlas Fund to Oppenheimer Fund will have the same tax basis and holding period in the hands of Oppenheimer Fund as they had for Atlas Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

      F. The Cash Reserve shall not exceed 10% of the value of the net assets, or 30% in value of the gross assets, of Atlas Fund at the close of business on the Valuation Date.

      G. The Form N-14 filed by Oppenheimer Fund, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued.

      H. On the Closing Date, Atlas Fund shall have received a letter from an authorized officer of  Oppenheimer Fund acceptable to Atlas Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date, other than as previously disclosed to Atlas Fund, there were any material, actual or contingent liabilities of Oppenheimer Fund arising out of litigation brought against
Oppenheimer Fund or claims pending or, to the best of his or her knowledge, claims or litigation threatened in writing and not reflected in or apparent by the most recent audited financial statements and footnotes thereto of
Oppenheimer Fund delivered to Atlas Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

      I.    Oppenheimer Fund shall have executed and delivered an assumption of the Stated Liabilities and all such other agreements and instruments as the Trust on behalf of Atlas Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) Atlas Fund's title to and possession of the Class A Oppenheimer Fund shares to be delivered hereunder and (b)
Oppenheimer Fund's assumption of all of the Stated Liabilities and to otherwise to carry out the intent and purpose of the Agreement.

      J.    On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Trust, with respect to Atlas Fund, or Oppenheimer
Fund from completing the transactions contemplated by the Agreement. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by
Oppenheimer Fund or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of
Atlas Fund or Oppenheimer Fund, provided that either party hereto may for itself waive any of such conditions. The Commission shall not have issued an unfavorable report under Section 25(b) of the Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by the Agreement under Section 25(c) of the Act.

   12.      Atlas Fund hereby represents and warrants to Oppenheimer Fund that:

A.    The audited financial statements of Atlas Fund as of December 31, 2005 and unaudited financial statements as of June 30, 2006 heretofore furnished to Oppenheimer Fund, present fairly in all material respects the financial position, results of operations, and changes in net assets of Atlas Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from June 30,
2006 through the date hereof there have not been, and through the Closing
Date there will not be, any material adverse change in the business or financial condition of Atlas Fund, it being agreed that a decrease in the size of Atlas Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

B.    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Atlas Fund to transfer all of the assets of Atlas Fund to be conveyed hereunder free and clear of all liens, encumbrances and security interests, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 ("1934
Act"), the Act and state securities laws and approval of the transactions contemplated hereby by the requisite vote of Atlas Fund's shareholders;

C.    The Prospectus, as amended and supplemented, contained in Atlas Fund's
Registration Statement under the 1933 Act, as amended (the "Registration
Statement"), is true, correct and complete in all material respects, conforms to the requirements of the 1933 Act in all material respects and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment thereto, true, correct and complete in all material respects, conformed to the requirements of the 1933 Act in all material respects and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

D.    There is no material contingent liability of Atlas Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Atlas Fund, threatened in writing against Atlas Fund, not reflected in such Prospectus;

E.    Except for the Agreement, there are no material contracts outstanding to which Atlas Fund is a party other than those filed as exhibits to the
Trust's Registration Statement;

F.    The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware and Atlas Fund is duly established as a series of the Trust; and has all necessary and material
Federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and the Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of Atlas Fund shares under the 1933 Act, has not been rescinded or revoked and is in full force and effect;

G.    All federal and other tax returns and reports of Atlas Fund required by law to be filed have been filed (or will be filed in the case of any final tax returns) , and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof (including any outstanding taxes shown due after the Closing) and to the best of the knowledge of Atlas Fund no such return is currently under audit and no assessment has been asserted with respect to such returns;

H.    For each taxable year of its operations, Atlas Fund has elected to be treated as a "regulated investment company", has met the requirements of
Subchapter M of the Code for qualification and treatment as a "regulated investment company" and Atlas Fund intends to meet such requirements with respect to its current taxable year; and

      L.    Atlas Fund is not engaged currently, and the execution, delivery and performance of the Agreement by Atlas Fund will not result, in a material violation of Delaware law.

13.   Oppenheimer Fund hereby represents and warrants to Atlas Fund that:

A.    The audited financial statements of Oppenheimer Fund as of September
30, 2006  heretofore furnished to Atlas Fund, present fairly the financial position, results of operations, and changes in net assets of Oppenheimer
Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from September 30 , 2006 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse changes in the business or financial condition of Oppenheimer Fund, it being understood that a decrease in the size of Oppenheimer Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

B.    The Prospectus, as amended and supplemented, contained in Oppenheimer
Fund's Registration Statement under the 1933 Act ("Oppenheimer Fund
Registration Statement), is true, correct and complete in all material respects, conforms to the requirements of the 1933 Act in all material respects and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective
Amendment, true, correct and complete in all material respects, conformed to the requirements of the 1933 Act in all material respects and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

C.     There is no material contingent liability of Oppenheimer Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Oppenheimer Fund, threatened in writing against Oppenheimer Fund, not reflected in such Prospectus;

D.    Except for the Agreement, there are no material contracts outstanding to which Oppenheimer Fund is a party other than those filed as exhibits to the Oppenheimer Fund Registration Statement;

      E.    Oppenheimer Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of
Massachusetts; Oppenheimer Fund has all necessary and material federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; all of the Class A shares of Oppenheimer
Fund to be  issued and delivered to Atlas Fund, for the account of Atlas Fund shareholders, pursuant to Section 2 of the Agreement will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Class A shares of Oppenheimer Fund and will be fully paid and non-assessable except as set forth under "Shareholder and
Trustee Liability" in Oppenheimer Fund's Statement of Additional Information.
Massachusetts counsel may be relied upon for this opinion; will conform to the description thereof contained in Oppenheimer Fund's Registration
Statement and will have been offered and sold   in compliance with applicable
registration requirements of all applicable federal and state securities laws; and Oppenheimer Fund is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act has not been revoked or rescinded and is in full force and effect;

      F.    All federal and other tax returns and reports of Oppenheimer Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of
Oppenheimer Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Oppenheimer Fund ended September
30, 2006 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

      G.    For each taxable year of its operations, Oppenheimer Fund has elected to be treated as a regulated investment company and, , Oppenheimer
Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and Oppenheimer Fund intends to meet such requirements with respect to its current taxable year;

      H.    Oppenheimer Fund has no plan or intention (i) to dispose of any of the assets transferred by Atlas Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the Class A shares contemplated to be issued by it hereunder other than pursuant to valid requests of shareholders;

      I. After consummation of the transactions contemplated by the
Agreement, Oppenheimer Fund intends to operate its business in a substantially unchanged manner;

      J. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Oppenheimer Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities laws, and
Oppenheimer Fund has all necessary federal, state and local authorization and the power under its Declaration of Trust, as amended and/or supplemented, to carry on its business as now being conducted and to fulfill the terms of the
Agreement;

      L.    Oppenheimer Fund is not engaged currently, and the execution, delivery and performance of the Agreement by Oppenheimer Fund will not result, in a material violation of Massachusetts law;

      M. The execution, delivery and performance of the Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Oppenheimer Fund Board of Trustees; and

      N. The Proxy Statement and Prospectus (as defined below) as of its effective date and at all times subsequent thereto up to and including the
Closing Date, conforms and will conform, as it relates to Oppenheimer Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder.

   14.      Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it included in the Proxy Statement and Prospectus and made in reliance upon and in conformity with written information furnished by it will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein in light of the circumstances under which they were made not misleading and that the financial statements concerning it will present the information shown fairly in all material respects in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year.  Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles, and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party.  Oppenheimer Fund hereby represents to and covenants with Atlas Fund that, if the transactions contemplated hereby are consummated, Oppenheimer Fund will treat each shareholder of Atlas Fund who received any of Oppenheimer Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of Oppenheimer Fund received by such shareholder for the purpose of making additional investments in shares of Oppenheimer Fund, regardless of the value of the shares of
Oppenheimer Fund received.

   15.      Oppenheimer Fund agrees that it will prepare and file a
Registration Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule 145 under the 1933 Act.  The final form of such proxy statement and prospectus is referred to in the Agreement as the "Proxy Statement and Prospectus."
Oppenheimer Fund agrees that it will use its best efforts to have such
Registration Statement declared effective and Oppenheimer Fund and the Trust on behalf of Atlas funds each agree to supply such information concerning itself for inclusion in the Proxy Statement and Prospectus as may be necessary or desirable in this connection.

   Any reporting responsibility of the Trust pertaining to the Atlas Fund, including but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange
Commission, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust on behalf of Atlas Fund.

    16.  Atlas Fund and Oppenheimer Fund, respectively, hereby agree that each Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

   17. Atlas Fund shall assist Oppenheimer Fund in obtaining such information as Oppenheimer Fund or its officers or agents reasonably request concerning the beneficial ownership of Atlas Fund Shares and upon reasonable notice and request, shall make available to Oppenheimer Fund's officers and agents all books and records of Atlas Fund.

   18.       Oppenheimer Fund and Atlas Fund agree as follows:

      A.    Indemnification by Oppenheimer Fund.  Oppenheimer Fund, out of
its assets and property (including any amounts paid to Oppenheimer Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Trust and the members of its Board of Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any material breach by Oppenheimer Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, materially misleading statement, material breach of duty or other act wrongfully done or attempted to be committed by Oppenheimer Fund or the members of its Board of Trustees or its officers prior to the Closing
Date that causes material harm to Atlas Fund, provided that such indemnification by Oppenheimer Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

      B.    Indemnification by Atlas Fund.  Until the date of the transfer or distribution of the Cash Reserve pursuant to Section 6 hereof, Atlas Fund, out of its assets and property (including any amounts paid to Atlas Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless Oppenheimer Fund and the members of its Board of Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which Oppenheimer Fund and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense
(or actions with respect thereto) arises out of or is based on (a) any material breach by Atlas Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, materially misleading statement, material breach of duty or other act wrongfully done or attempted to be committed by Atlas Fund or the members of its Board of Trustees or its officers prior to the Closing
Date that causes material harm to Oppenheimer Fund, provided that such indemnification by Atlas Fund is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

   C.       Any claim or request for indemnification pursuant to this section
18 shall be limited to an amount not to exceed the monetary value of the net assets to be transferred from Atlas Fund to Oppenheimer Fund at the Closing
Date.  Further, notice of any such claim or request for indemnification must be made in writing to the other party within one year from the Closing Date.

   19.      The obligations of the parties shall be subject to the right of either party to abandon and terminate the Agreement for any reason upon prior written notice thereof and there shall be no liability for damages or other recourse available to a party not so terminating the Agreement, provided, however, that in the event that a party shall terminate the Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Agreement.

   20.      The Agreement may be executed in any number of counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to the
Agreement shall not be assignable without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of the Agreement. All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract between the parties hereto.  No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

   21.      Oppenheimer Fund understands and agrees that the obligations of the Trust on behalf of the Atlas Fund under the Agreement shall not be binding upon any trustee, shareholder, nominees, officers, agents or employees of the Trust on behalf of Atlas Fund personally, but bind only the
Trust on behalf Atlas Fund and Atlas Fund's property, as provided in the declaration of trust of the Trust. Moreover, no series of the Trust other than Atlas Fund shall be responsible for the obligations of the Trust hereunder, and all persons shall look only to the assets of the Atlas Fund to satisfy the obligations of the Atlas Fund hereunder. Oppenheimer Fund represents that it has notice of the provisions of the Declaration of Trust of Atlas Fund disclaiming shareholder and trustee liability for acts or obligations of Atlas Fund.

   22.      Atlas Fund understands and agrees that the obligations of
Oppenheimer Fund under the Agreement shall not be binding upon any trustee, shareholder, nominees, officers, agents or employees of Oppenheimer Fund personally, but bind only Oppenheimer Fund and Oppenheimer Fund's property.
Moreover, all persons shall look only to the assets of Oppenheimer Fund to satisfy the obligations of the Oppenheimer Fund hereunder.  Atlas Fund represents that it has notice of the provisions of the Declaration of Trust of Oppenheimer Fund disclaiming shareholder and trustee liability for acts or obligations of Oppenheimer Fund.

   23. The Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Delaware.

      24. Any notice, report, statement or demand required or permitted by any provisions of the Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail provided electronic receipt is requested), personal service or prepaid or certified mail addressed to applicable party, at its address set forth in the preamble to the Agreement, in the case of Atlas Fund to the attention of its president and in the case of Oppenheimer Fund to the attention of its general counsel.

      IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                              ATLAS FUNDS, ON BEHALF OF ITS SERIES ATLAS
                              STRATEGIC INCOME FUND

                              By: ___________________________
                                    [Name and Title]

                              OPPENHEIMER STRATEGIC INCOME FUND

                              By: /s/ Robert G. Zack
                                   ___________________________
                                    Robert G. Zack
                                    Vice President and Secretary

                              ATLAS ADVISERS, INC.

                              Solely for the purposes of Section 9 of the
                              Agreement,

                              By: ____________________________
                                          [Name and Title]

                                                                 Schedule 2.2.

In re G-I Holdings, Inc., et al.  A complaint filed in the U.S. Bankruptcy
Court for the District of Delaware in July 2004 against Building Materials
Corporation of America noteholders claiming that creation of notes by G-I
Holdings' predecessor constituted a fraudulent transfer.  Atlas Fund and
Strategic Income Fund held this security during the relevant time period.  To date, neither Fund has been named as a party to this matter. As the case progresses, however, it is likely that both funds will be named as defendants to this matter.
EXHIBIT B PRO-FORMA CAPITALIZATION The following table sets forth the capitalization of Atlas Fund and Oppenheimer Fund as of September 30, 2006, and the capitalization of Oppenheimer Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value and assuming the Merger had been consummated on that date. The table below should not be relied upon to reflect the number of shares to be received in the Merger; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Merger. 1. Capitalization of Atlas Strategic Income Fund, Oppenheimer Strategic Income Fund and Oppenheimer Strategic Income Fund (Pro Forma) as of September 30, 2006* --------------------------------------------------------------------------------- Atlas Oppenheimer Adjustments Combined Strategic Strategic Oppenheimer Income Fund Income Fund Strategic Income Fund (Pro Forma)* ======================= Net Assets Class A N/A $5,077,400,158 $318,135,595 $5,395,535,753 Class B N/A $718,742,377 N/A 718,742,377 Class C N/A $857,843,200 N/A 857,843,200 Class N N/A $108,323,749 N/A 108,323,749 Class Y N/A $179,308,424 N/A 179,308,424 Atlas Fund shares $318,135,595 N/A (318,135,595) 0 Total Net Assets $318,135,595 $6,941,617,908 $0 $7,259,753,503 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Net Asset Value Per Share Class A N/A $4.18 N/A $4.18 Class B N/A $4.20 N/A $4.20 Class C N/A $4.18 N/A $4.18 Class N N/A $4.19 N/A $4.19 Class Y N/A $4.17 N/A $4.17 Atlas Fund shares $4.46 N/A N/A N/A --------------------------------------------------------------------------------- Shares Outstanding Class A N/A 1,213,643,842 77,154,185 1,290,798,027 Class B N/A 171,227,025 N/A 171,227,025 Class C N/A 205,466,631 N/A 205,466,631 Class N N/A 25,876,803 N/A 25,876,803 Class Y N/A 42,979,530 N/A 42,979,530 Atlas Fund Shares 71,326,278 N/A N/A N/A Total Shares 71,326,278 1,659,193,831 N/A 1,736,348,016 Outstanding --------------------------------------------------------------------------------- * The pro forma data reflects the issuance of 77,154,185 Class A shares of Oppenheimer Strategic Income Fund in a tax-free exchange for the net assets of Atlas Strategic Income Fund STATEMENT OF ADDITIONAL INFORMATION TO PROSPECTUS AND PROXY STATEMENT Dated January __, 2007 Reorganization of ATLAS STRATEGIC INCOME FUND into OPPENHEIMER STRATEGIC INCOME FUND This Statement of Additional Information (the "SAI") to the Prospectus and Proxy Statement dated January __, 2007 relates specifically to the proposed merger of Atlas Strategic Income Fund ("Atlas Fund") into Oppenheimer Strategic Income Fund ("Oppenheimer Fund") pursuant to the Agreement and Plan of Reorganization dated as of December __, 2006 (the "Reorganization"). This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional Information of Atlas Strategic Income Fund dated April 30, 2006, which includes audited financial statements of Atlas Strategic Income Fund for the 12-month period ended December 31, 2005; and (ii) and the Statement of Additional Information of Strategic Income Fund dated January__, 2007, which includes audited financial statements of Strategic Income Fund for the 12-month period ended September 30, 2006. This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus and Proxy Statement dated January __, 2007, relating to the Reorganization. You can request a copy of the Prospectus and Proxy Statement by calling Atlas Fund at __________________ or by writing Atlas Fund at 794 Davis Street, San Leandro, CA 94577. The date of this SAI is January _, 2007. PRO FORMA FINANCIAL STATEMENTS Pro forma financial statements demonstrating the effect of the Reorganization on Oppenheimer Fund are not necessary because the net asset value of Atlas Fund does not exceed ten percent of the net asset value of Strategic Income Fund as of December 15, 2006.
Oppenheimer
Strategic Income Fund

Prospectus dated January 27, 2006

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

Oppenheimer Strategic Income Fund is a mutual fund.  It seeks high current income by investing mainly in debt securities in three market sectors: debt securities of foreign governments and companies, U.S. government securities, and lower-rated high-yield securities of U.S. and foreign companies.

      This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks. It also contains important information about how to buy and sell shares of the Fund and other account features. Please read this Prospectus carefully before you invest and keep it for future reference about your account.

(logo) OppenheimerFunds
The Right Way to Invest

46

Contents

      About the Fund
------------------------------------------------------------------------------

            The  Fund's   Investment   Objective  and   Principal   Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

      About Your Account
------------------------------------------------------------------------------

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            Checkwriting
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks high current income by investing mainly in debt securities.

WHAT  DOES  THE  FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly  in debt securities  of  issuers  in three  market  sectors:  foreign  governments  and companies,  U.S. government  securities and lower-rated  high-yield securities of U.S.  and foreign  companies  (commonly  called "junk  bonds").  Those debt securities typically include:

o     foreign government and U.S. government bonds and notes,
o     collateralized mortgage obligations (CMOs),
o     other mortgage-related securities and asset-backed securities,
o     participation interests in loans,
o     "structured" notes,
o     lower-grade,    high-yield   domestic   and   foreign   corporate   debt
      obligations, and
o     "zero-coupon" or "stripped" securities.

      Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment Manager,
OppenheimerFunds, Inc., believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range - large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities.

      The Fund's foreign investments can include debt securities of issuers in developed markets and emerging markets. The Fund also uses derivative investments for hedging purposes or to seek its investment objective. These include options, futures, forward contracts, CMOs and "structured" notes. The
Fund's investments are more fully explained in "About the Fund's
Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities to buy or sell for the Fund, the Fund's portfolio manager analyzes the overall investment opportunities and risks among the three sectors in which the Fund invests. Their overall strategy is to build a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt securities and foreign securities. The
Fund may try to take advantage of any lack of correlation in the movement of securities prices among the three sectors from time to time.  When buying or selling securities, the portfolio manager currently focuses on the factors below (some of which may vary in particular cases and may change over time), looking for:
o     Securities offering high current income,
o     Overall portfolio diversification by seeking securities whose market prices tend to move in different directions, and
o     Relative values among the three major market sectors in which the Fund invests.
      The Fund's portfolio manager may sell securities from the portfolio when the analytics underlying the factors discussed above no longer appear favorable to the Fund.  The Fund's diversification strategies, both with respect to securities in different sectors, and securities issued by different companies and governments, are intended to help reduce the volatility of the Fund's share prices while seeking current income.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking high current income from a fund that normally diversifies its portfolio by investing in a variety of domestic and foreign debt securities, including government securities and lower-grade debt securities. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in debt securities, particularly high-yield and foreign securities. Since the Fund's income level will fluctuate, it is not designed for investors needing an assured level of current income. Also, the Fund does not seek capital appreciation. The Fund is designed as a long-term investment and may be appropriate as a part of an investor's retirement plan portfolio. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Manager will cause the Fund to under perform other funds having a similar objective.

CREDIT RISK.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. While the
Fund's investments in U.S. government securities are subject to little credit risk, the Fund's other investments in debt securities, particularly high-yield, lower-grade debt securities, are subject to risks of default.

Special Risks of Lower-Grade Securities.  Because the Fund can invest without limit in securities below investment grade to seek high income, the
      Fund's credit risks are greater than those of funds that buy only investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities (particularly during general economic downturns).  Securities that are (or that have fallen)
      below investment grade are exposed to a greater risk that the issuers of those securities might not meet their debt obligations. The market for these securities may be less liquid, making it difficult for the
      Fund to value or sell them at an acceptable price. These risks can reduce the Fund's share prices and the income it earns.

RISKS OF FOREIGN INVESTING.  The Fund can invest without limit in foreign government and corporate debt securities in both developed and emerging markets. The Fund will normally invest significant amounts of its assets in foreign securities. While foreign securities may offer special investment opportunities, they also have special risks that can reduce the Fund's share prices and income.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Currency rate changes can also affect the distributions the Fund makes from the income it receives from foreign securities if foreign currency values change against the U.S. dollar. Foreign investing can result in higher transaction and operating costs for the Fund. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S.
companies are subject to.

      The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.

Special Risks of Emerging Markets.  The Fund can buy securities in emerging and developing markets. They present risks not found in more mature markets. Those securities may be more difficult to value and sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. Settlements of trades may be subject to greater delays so that the Fund might not receive the sale proceeds of a security on a timely basis.

      Emerging markets might have less developed trading markets and exchanges than developed markets, and less developed legal and accounting systems.  Investments may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of securities of local companies. These investments may be substantially more volatile than debt securities of issuers in the U.S. and other developed countries and may be very speculative.

Additionally, if the Fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage"
attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of the New York Stock Exchange (the "NYSE") that day, when the
Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the
Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

INTEREST RATE RISKS. The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change.
When interest rates fall, the values of already-issued debt securities generally rise.  When interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities.
The Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities. Also, if interest rates fall, the Fund's investments in new securities at lower yields will reduce the Fund's income.

PREPAYMENT RISK. Prepayment risk is the risk that the issuer of a security can prepay the principal prior to the security's expected maturity. The prices and yields of mortgage-related securities are determined, in part, by assumptions about the cash flows from the rate of payments of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of those mortgages to change. In general, prepayments increase when general interest rates fall and decrease when general interest rates rise. Securities subject to prepayment risk, including the mortgage-related securities that the Fund buys, have greater potential for losses when interest rates rise than other types of debt securities.

      The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. Interest-only and principal-only "stripped" securities can be particularly volatile when interest rates change. If the Fund buys mortgage-related securities at a premium, accelerated prepayments on those securities could cause the Fund to lose a portion of its principal investment represented by the premium the
Fund paid.

      If prepayments of mortgages underlying a CMO occur faster than expected when interest rates fall, the market value and yield of the CMO could be reduced.  If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Fund's shares to fall more.

RISKS OF DERIVATIVE INVESTMENTS. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, structured notes and mortgage-related securities are some of the derivatives the Fund typically uses.

      If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund's share prices could fall, and the Fund could get less income than expected, or its hedge might be unsuccessful. Some derivatives may be illiquid, making it difficult to value or sell them at an acceptable price.
Using derivatives can increase the volatility of the Fund's share prices.

SECTOR ALLOCATION RISKS. In allocating the Fund's investments among the three principal sectors in which the Fund invests to seek to take advantage of the lack of correlation of the performance of these sectors, the Manager's expectations about the relative performance of those sectors may be inaccurate, and the Fund's returns might be less than other funds using similar strategies.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      In the short term, the values of debt securities can fluctuate substantially because of interest rate changes. Prices of foreign debt securities, particularly in emerging markets, and of high-yield securities can be volatile, and the prices of the Fund's shares and its income can go up and down substantially because of events affecting foreign markets or issuers or events affecting the high-yield market. In the OppenheimerFunds spectrum, the Fund is generally more aggressive and has more risks than funds that focus on U. S. government securities and
investment-grade bonds, but its sector diversification strategy may help make it less volatile than funds that focus solely on investments in high-yield bonds or a single foreign sector, such as emerging markets.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of broad-based market indices.  The after-tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax.  The Fund's past investment performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/05 through 12/31/05, the cumulative return (not annualized) before taxes for Class A shares was 4.16%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 6.55% (2ndQTR'03) and the lowest return (not annualized) before taxes for a calendar quarter was -3.41%
(3rdQTR'98).

----------------------------------------------------------------------------------

--------------------------------     1 Year        5 Years (or     10 Years (or
Average Annual Total Returns                     Life of Class,   Life of Class,
for the periods ended December                      if Less)         if Less)
31, 2005
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class A Shares (inception
10/16/89)                            -0.79%           7.54%           6.61%
Return Before Taxes                  -3.29%           4.90%           3.48%
Return After Taxes on
Distributions                        -0.52%           4.82%           3.63%
Return After Taxes on
Distributions and Sale of Fund
Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index (reflects no deduction          2.43%           5.87%           6.16%
for fees, expenses or taxes)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Citigroup World Government Bond
Index (reflects no deduction         -6.88%           6.92%           4.99%
for fees, expenses or taxes)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class B Shares (inception            -1.46%           7.42%           6.65%
11/30/92)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class C Shares (inception             2.40%           7.75%           6.32%
5/26/95)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class N Shares (inception             2.72%           7.70%            N/A
3/1/01)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Class Y Shares (inception             4.41%           8.69%           6.48%
1/26/98)
----------------------------------------------------------------------------------
  The Fund's average annual total returns include applicable sales charges:
  for Class A shares, the current maximum initial sales charge of 4.75%; for
  Class B shares, the contingent deferred sales charges of 5% (1-year) and 2%
  (5-year); and for Class C and Class N shares, the 1% contingent deferred sales charge for the 1-year period.  There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, Class B "life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the
  period after conversion.    The returns measure the performance of a
  hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Lehman Brothers Aggregate
  Bond Index, an unmanaged index of U.S. corporate and government bonds, and the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign government bond markets.  The indices'
  performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes.  The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30,
2005.

Shareholder Fees (charges paid directly from your investment):

--------------------------------------------------------------------------------------
                            Class A     Class B     Class C     Class N     Class Y
                            Shares      Shares      Shares      Shares      Shares
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Maximum Sales Charge         4.75%       None        None        None        None
(Load) on purchases
(as % of offering price)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Maximum Deferred Sales
Charge (Load) (as % of
the lower of the            None(1)      5%(2)       1%(3)       1%(4)       None
original offering price
or redemption proceeds)
--------------------------------------------------------------------------------------
1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1 million or more  ($500,000 for certain  retirement  plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales  charge  gradually  declines  from  5% to 1% in  years  one through six and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares
Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

-------------------------------------------------------------------------------------
                                  Class A    Class B    Class C  Class N   Class Y
                                  Shares     Shares     Shares   Shares    Shares
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Management Fees                     0.53%      0.53%     0.53%     0.53%     0.53%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Distribution    and/or    Service   0.25%      1.00%     1.00%     0.50%      N/A
(12b-1) Fees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Other Expenses                      0.16%      0.16%     0.16%     0.37%     0.63%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Annual Operating Expenses     0.94%      1.69%     1.69%     1.40%     1.16%
-------------------------------------------------------------------------------------
Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays.
The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" were 0.27% and
0.80% for Class Y and as shown above for all classes.

Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------------------------------------------------------
If shares are redeemed:      1 Year        3 Years       5 Years      10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares                $567          $762          $973         $1,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares                $673          $837         $1,125      $1,627(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares                $273          $537          $925         $2,014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Shares                $244          $446          $771         $1,691
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y Shares                $119          $371          $642         $1,417
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
   If shares are not         1 Year        3 Years       5 Years      10 Years
       redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A Shares                $567          $762          $973         $1,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares                $173          $537          $925       $1,627(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C Shares                $173          $537          $925         $2,014
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N Shares                $144          $446          $771         $1,691
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y Shares                $119          $371          $642         $1,417
---------------------------------------------------------------------------------
In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.  There is no sales charge on Class Y shares.
1 Class B expenses for years 7 through 10 are based on Class A expenses because Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. At times the Fund might increase the relative emphasis of its investments in one or two sectors because of the Manager's belief that there are greater opportunities for high current income from debt securities of issuers in those sectors relative to other sectors. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of securities of any one issuer and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its total assets in investments in the securities of any one foreign government or in securities of companies in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. The Fund's share prices and yields will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

      The Fund can invest in different types of debt securities, as described above. The debt securities the Fund buys may be rated by
nationally-recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund can buy investment-grade securities, although it normally invests a substantial part of its assets in debt securities below investment-grade, and can do so without limit.

U.S. Government Securities. The Fund normally invests some of its assets in securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-chartered corporate entities referred to as "instrumentalities." These are referred to as "U.S. government securities" in this Prospectus.

U.S. Treasury Obligations. These include Treasury bills (having maturities of one year or less when issued), Treasury notes (having maturities of more than one and up to ten years when issued), and Treasury bonds
      (having maturities of more than ten years when issued). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. The Fund can buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, and zero-coupon U.S. Treasury securities described below.

o     Obligations of U.S. Government Agencies or Instrumentalities. These
      include direct obligations and mortgage-related securities that have different levels of credit support from the U.S. government. Some are supported by the full faith and credit of the U.S. government, such as
      Government National Mortgage Association pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain
      circumstances, such as Federal National Mortgage Association bonds
      ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal Home Loan Mortgage Corporation obligations ("Freddie Macs").  Securities issued by Fannie Mae, Freddie
      Mac and the Federal Home Loan Banks are neither guaranteed nor issued by the U.S. government.

o     Mortgage-Related U.S. Government Securities. Pools of residential or commercial mortgages, in the form of CMOs and other "pass-through"
      mortgage securities that are U.S. government securities, have collateral to secure payment of interest and principal. They may be issued in different series each having different interest rates and maturities.
      The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S. agency or instrumentality or mortgage loans insured by a U.S. government agency or
      instrumentality.

      The Fund may enter into  "forward  roll" (also  referred to as "mortgage
      dollar   rolls")   transactions   with   respect   to   mortgage-related
      securities.   In  this   type  of   transaction,   the   Fund   sells  a
      mortgage-related  security  to a  buyer  and  simultaneously  agrees  to repurchase a similar security at a later date at a set price.

      During the period  between the sale and the purchase,  the Fund will not
      be  entitled  to  receive   interest  and  principal   payments  on  the
      securities  that have been sold.  It is possible  that the market  value of the  securities  the Fund sells may decline  below the price at which
      the  Fund  is  obligated   to   repurchase   securities,   or  that  the
      counterparty might default in its obligation.

High-Yield, Lower-Grade Debt Securities. The Fund can purchase a variety of lower-grade, high-yield debt securities of U.S. and foreign issuers, including bonds, debentures, notes, preferred stocks, loan participation interests, structured notes, asset-backed securities, among others, to seek high current income. These securities are sometimes called "junk bonds."

      Lower-grade debt securities are rated below "Baa" by Moody's Investors
      Service, Inc. ("Moody's") or lower than "BBB" by Standard & Poor's
      Rating Service ("S&P") or have comparable ratings by other nationally-recognized rating organizations. The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them. While securities rated "Baa" by Moody's or
      "BBB" by S&P are considered "investment grade," they have some speculative characteristics.

      The Manager does not rely solely on ratings issued by rating organizations when selecting investments for the Fund, and it can buy unrated securities. The Manager may assign a rating to an unrated security that the Manager believes is equivalent to that of a rated security that offers comparable yields and risks.

Private-Issuer Mortgage-Backed Securities. CMOs and other mortgage-related securities issued by private issuers are not U.S. government securities, and are subject to greater credit risks than
      mortgage-related securities that are U.S. government securities. The
      Fund can invest in mortgage-backed securities issued by private issuers. Primarily these include multi-class debt or pass-through certificates secured by mortgage loans. They may be issued by banks, savings and loans, mortgage bankers and other non-governmental issuers.
      Private issuer mortgage-backed securities are subject to the credit risks of the issuers (as well as interest rate risks and prepayment risks), although in some cases they may be supported by insurance or guarantees.

Asset-Backed Securities. The Fund can buy asset-backed securities, which are fractional interests in pools of loans collateralized by the loans or other assets or receivables. They are issued by trusts and special purpose corporations that pass the income from the underlying pool to the buyer of the interest. These securities are subject to the risk of default by the issuer as well as by the borrowers of the underlying loans in the pool, as well as interest rate and prepayment risks.
Foreign Securities.  The Fund can buy a variety of debt securities issued by foreign governments and companies, as well as "supra-national"
      entities, such as the World Bank. They can include bonds, debentures, and notes, including derivative investments called "structured" notes, described below. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies.

o     Investments in Emerging and Developing Markets. The Fund can buy bonds issued out of emerging market countries which are typically denominated in U.S. dollars but may be denominated in any currency.  They are typically issued by emerging markets countries and are considered speculative securities with higher risks of default.

Investments By "Funds of Funds." Class Y shares of the Fund are offered as an investment to other Oppenheimer funds that act as "funds of funds." The
      Fund's Board of Trustees has approved making the Fund's shares available as an investment to those funds. Those funds of funds may invest significant portions of their assets in shares of the Fund, as described in their respective prospectuses. Those other funds, individually and/or collectively, may own significant amounts of the
      Fund's shares from time to time. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, which may occur on a daily basis under volatile market conditions. Depending on a number of factors, such as the flows of cash into and from the Fund as a result of the activity of other investors and the Fund's then-current liquidity, those purchases and redemptions of the Fund's shares by funds of funds could require the Fund to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance, if the size of those purchases and redemptions were significant relative to the size of the Fund. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to "Are There Limitations On Exchanges?"

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks. The Fund can invest in common and preferred stocks and other equity securities such as warrants and rights of foreign and U.S. companies. However, the Fund does not anticipate having a substantial percentage of its assets invested in those types of securities as part of its normal portfolio strategies.

Zero-Coupon and "Stripped" Securities.  The Fund can buy government and corporate zero-coupon bonds that pay no interest. They are issued at a substantial discount from their face value. The Fund can invest up to
      50% of its total assets in zero-coupon securities issued by either the
      U.S. government or U.S. companies.  The Fund also can buy "stripped"
      securities that are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities.
      The Fund may have to pay out the imputed income on zero-coupon securities without receiving the actual cash currently. The values of interest-only and principal-only mortgage-related securities are also very sensitive to prepayments of underlying mortgages and changes in interest rates. When prepayments tend to fall, the timing of the cash flows to these securities increases, making them more sensitive to changes in interest rates. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings quickly at an acceptable price.

Participation Interests in Loans. These securities represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that have made the loan or are members of the loan syndicate. The loans may be to foreign or U.S.
      companies. They are subject to the risk of default by the borrower as well as credit risks of the servicing agent of the participation interest, which can cause the Fund to lose money on its investment. The
      Fund can also buy interests in trusts and other entities that hold loan obligations. In that case the Fund will be subject to the trust's credit risks. The Fund does not invest more than 5% of its net assets in participation interests of any one borrower.

Equity Securities.  Equity securities include common stocks, as well as
      "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The Manager considers some convertible securities to be
      "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Fund will not invest more than 10% of its net assets in illiquid or restricted securities.  The Board can increase that limit to 15%.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative investments."  Options, futures contracts, structured notes, mortgage-related securities and forward contracts are examples of "derivative investments" the Fund uses.  In addition to using derivatives to hedge risks, the Fund can use other derivative investments because they offer the potential for increased income.
      Interest rate and stock market changes in the U.S. and abroad may influence the performance of derivatives.

o     "Structured" Notes. The Fund can buy "structured" notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be
      "structured" by the purchaser (the Fund) and the borrower issuing the note.

      The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Hedging.  The Fund can buy and sell futures contracts, put and call options, and forward contracts.  These are all referred to as "hedging instruments." The Fund is not required to use hedging instruments to seek its objective. The Fund does not use hedging instruments for speculative purposes and has limits on its use of them.

      The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might do so to try to hedge against falling prices of its portfolio securities or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might do so to try to manage its exposure to changing interest rates.  Forward contracts and currency options can be used to try to manage foreign currency risks on the Fund's foreign investments.
      The Fund could write covered call options to seek cash for liquidity purposes or to distribute to shareholders.

      Hedging has risks. Options trading involves the payment of premiums and increases portfolio turnover.  If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the
      Fund's return. The Fund could also experience losses if it could not close out a position because of an illiquid market.

"When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund  can  purchase securities on a "when-issued"  basis and may purchase or sell securities on a  "delayed-delivery"  basis.  These terms refer to  securities  that have  been  created  and for  which a market  exists,  but which are not available for immediate  delivery.  There might be a risk of loss to the
      Fund if the  value of the  security  declines  prior  to the  settlement date.

Portfolio Turnover. The Fund may engage in short-term trading to try to achieve its objective.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance); however, most of the Fund's portfolio transactions are principal trades that do not entail brokerage fees. If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this
      Prospectus shows the Fund's portfolio turnover rates during recent fiscal years.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be
      U.S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. The Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of
      Fund shares. To the extent the Fund invests defensively in these securities, it may not achieve its investment objective.

Loans of  Portfolio  Securities.  The Fund has  entered  into a  Securities
      Lending  Agreement  with  JP  Morgan  Chase.   Under  the  agreement,
      portfolio  securities  of the Fund may be loaned to brokers,  dealers and other financial  institutions.  The Securities  Lending Agreement provides  that loans  must be  adequately  collateralized  and may be
      made  only  in  conformity   with  the  Fund's   Securities   Lending
      Guidelines,  adopted by the Fund's  Board of  Trustees.  The value of the  securities  loaned may not exceed 25% of the value of the Fund's net assets.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
      Statements of Investments on Form N-Q, which are filed with the
      Securities and Exchange Commission (the "SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $200 billion in assets as of December 31, 2005, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, 0.50% of the next $4.0 billion, and 0.48% of the average annual net assets in excess of $5 billion.  The Fund's management fee for its last fiscal year ended September 30, 2005 was
      0.53% of average annual net assets for each class of shares.

A discussion  regarding  the basis for the Board of Trustees'  approval of the
Fund's  investment  advisory contract is available in the Fund's Annual Report to shareholders for the year ended September 30, 2005.

..  The Fund's portfolio is managed by Arthur P. Steinmetz.  Mr. Steinmetz has been the person who has been principally responsible for the day-to-day management of the Fund's portfolio since October 1989 and sole portfolio manager since May 2003.  Mr. Steinmetz has been a Senior Vice
      President of the Manager since March 1993 and of HarbourView Asset
      Management Corporation since March 2000. He is an officer of other portfolios and other accounts in the OppenheimerFunds complex..

      The Statement of Additional Information provides additional information about the Portfolio Manager's compensation, other accounts he manages and his ownership of Fund shares.

Pending  Litigation.  A  consolidated  amended  complaint  has  been  filed as putative  derivative and class actions  against the Manager,  Distributor  and
Transfer  Agent,  as well as 51 of the  Oppenheimer  funds  (collectively  the
"funds")  including the Fund, 30 present and former  Directors or Trustees and
8 present  and  former  officers  of certain  of the  funds.  This  complaint, initially  filed in the U.S.  District Court for the Southern  District of New
York on January  10, 2005 and  amended on March 4, 2005,  consolidates  into a single action and amends six individual  previously-filed  putative derivative and class  action  complaints.  Like those  prior  complaints,  the  complaint alleges that the Manager  charged  excessive fees for  distribution  and other costs,  improperly used assets of the funds in the form of directed  brokerage commissions  and 12b-1 fees to pay brokers to promote sales of the funds,  and failed to properly  disclose the use of fund assets to make those  payments in violation of the  Investment  Company Act and the  Investment  Advisers Act of
1940. Also, like those prior  complaints,  the complaint  further alleges that by permitting and/or  participating in those actions,  the  Directors/Trustees and the officers  breached their fiduciary duties to Fund  shareholders  under
the   Investment   Company  Act  and  at  common  law.  The  complaint   seeks
unspecified  compensatory  and  punitive  damages,  rescission  of the  funds'
investment advisory  agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

   The  defendants  believe  the  claims  asserted  in these  law  suits to be without merit, and intend to defend the suits vigorously.  The Manager and the
Distributor  do not  believe  that the  pending  actions  are likely to have a material  adverse  effect on the Fund or on their  ability  to  perform  their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
      N shares may not be purchased by a new investor directly from the
      Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder Application and the Statement of Additional
      Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day").
      The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean
      "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. In addition, the discussion of "time zone arbitrage" describes effects that the Fund's fair value pricing policy is intended to counteract.

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, in most cases, the Distributor or its designated agent must receive your order by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the NYSE (normally 4:00 p.m.) and transmit it to the Distributor so that it is received before the
      Distributor's close of business on a regular business day (normally
      5:00 p.m.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.  Also, checkwriting is not available on Class Y accounts or accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 -------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As a
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
 Amount of Purchase       Offering Price   Amount Invested   Offering Price
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%             4.00%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%             3.75%
 less than $100,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%             2.75%
 less than $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 -------------------------------------------------------------------------------
Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.
o     Right of Accumulation.  To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class B or, Class C shares of the Fund or other
         Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your
         individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your
         spouse hold as trustees or custodians on behalf of your
         children who are minors. A fiduciary can count all shares
         purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares
         through your financial intermediary you must notify your
         intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

            To count shares of eligible Oppenheimer funds held in
         accounts at other intermediaries under this Right of
         Accumulation, you may be requested to provide the Distributor or your current intermediary with a copy of all account
         statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The
         Distributor or intermediary through which you are buying
         shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your
         current purchase

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C
         shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class
         A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include
         purchases made up to 90 days before the date that you submit a
         Letter. Your Class A shares of Oppenheimer Money Market Fund,
         Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the
         specified amount of shares.  You may also be able to apply the
         Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds
         without sales charge, at the net asset value per share in
         effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing
         account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the
         Fund can be purchased by exchange of shares of certain other
         Oppenheimer funds on the same basis. Please refer to "How to
         Exchange Shares" in this Prospectus and in the Statement of
         Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer
         Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of
         investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix C to the Statement of Additional
         Information, which may be ordered by calling 800.225.5677 or through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (follow the hyperlinks "Access
         Accounts and Services" - "Forms & Literature" - "Order
         Literature" - "Statements of Additional Information").  A
         description of these waivers and special sales charge
         arrangements is also available for viewing on the
         OppenheimerFunds website (follow the hyperlinks: "Research
         Funds" - "Fund Documents" - "View a description..."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial
         intermediary through which shares are being purchased) at the time of purchase or notify the Transfer Agent with at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.
o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by retirement plans that have $5 million or more in plan assets. In that case the
         Distributor may pay from its own resources, at the time of sale, concessions in an amount equal to 0.25% of the purchase price of Class A shares purchased within the first six months of account establishment by those retirement plans to dealers of record, subject to certain exceptions described in
         "Retirement Plans" in the Statement of Additional Information.

         There is also no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that are part of a retirement plan or platform offered by banks,
         broker-dealers, financial advisors, insurance companies or recordkeepers. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the
      Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to March 1, 2001 ("grandfathered retirement accounts").  However, those Class A shares may be subject to a Class A contingent deferred sales charge, as
      described below.  Retirement plans holding shares of Oppenheimer funds in an omnibus account(s) for the benefit of plan
      participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
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-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25%
      service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a periodic basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a periodic basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      For certain group retirement plans held in omnibus accounts circumstances, the Distributor will pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase class B shares.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

      OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERIVCE PROVIDERS. The
      Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities.  These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor.  These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

            "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types or financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

            In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other
      Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educations seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the fund.

            Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the
      Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary.  The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the fund in the client accounts, the manager and the Distributor benefit from the incremental management and other fees they receive with respect to those assets.

            Payments may also be made by the Manager, the Distributor or the
      Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such a sub0transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be sued by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

            The Statement of Additional Information contains more information about revenue sharing and service payments made by the manager or the
      Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in the Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement,
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.
o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00 p.m., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You  can  find a list  of  the  Oppenheimer  funds  that  are  currently available for exchanges in the Statement of Additional  Information or you can
obtain a list by  calling  a service  representative  at  1.800.225.5677.  The funds available for exchange can change from time to time.

      A  contingent  deferred  sales  charge  (CDSC) is not  charged  when you exchange shares of the Fund for shares of another  Oppenheimer fund.  However, if you exchange your shares during the  applicable  CDSC holding  period,  the holding  period  will  carry  over  to  the  fund  shares  that  you  acquire.
Similarly,  if you  acquire  shares  of the Fund in  exchange  for  shares  of another  Oppenheimer  fund that are  subject to a CDSC  holding  period,  that holding  period will carry over to the acquired  shares of the Fund. In either of  these  situations,  a CDSC  may be  imposed  if the  acquired  shares  are redeemed  before  the end of the  CDSC  holding  period  that  applied  to the exchanged shares.

      There are a number of other  special  conditions  and  limitations  that apply to certain types of exchanges.  These conditions and  circumstances  are described in detail in the "How to Exchange  Shares"  section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
         Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares.
         Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received.
         However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
         discretion, limit or terminate trading activity by any person, group or account  that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.
         The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
         Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer
         Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the
         Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus. Further details are provided under "How to Sell Shares."

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as
         "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
         Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A
         "direct shareholder" is one whose account is registered on the
         Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days.
         However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
         Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
         exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund  intends to declare  dividends  separately  for each class of shares from net investment  income on each regular  business day and to pay those  dividends to  shareholders  monthly on a date  selected by the Board of  Trustees.  The amount of those  dividends  may vary over time,  depending  on market  conditions,  the  composition  of the Fund's portfolio,  and expenses borne by the particular  class of shares.  Daily dividends  will not be declared or paid on  newly-purchased  shares until
Federal  Funds are  available to the Fund from the  purchase  payment for the  shares.  Dividends  and  distributions  paid on Class A and  Class Y shares will  generally be higher than  dividends for Class B, Class C and
Class N shares,  which  normally  have higher  expenses  than Class A and
Class Y. The Fund has no fixed  dividend rate and cannot  guarantee  that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Mutual fund distributions of interest income from U.S. government securities are generally free from state and local income taxes. However, particular states may limit that benefit, and some types of securities, such as repurchase agreements and asset-backed securities, may not qualify for that benefit.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------
---------

CLASS A      YEAR ENDED SEPTEMBER 30,                   2006
2005            2004            2003          2002
-----------------------------------------------------------------------
-----------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------
-----------------------------------------------------
Net asset value, beginning of period              $     4.34      $
4.23      $     4.08      $     3.64    $     3.72
-----------------------------------------------------------------------
-----------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21 1
..21 1           .20             .26           .32
Net realized and unrealized gain (loss)                 (.05)
..19             .15             .43          (.08)
                                                  ---------------------
-----------------------------------------------------
Total from investment operations                         .16
..40             .35             .69           .24
-----------------------------------------------------------------------
-----------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.32)
(.29)           (.20)           (.25)         (.30)
Tax return of capital distribution                        --
--              --              --          (.02)
                                                  ---------------------
-----------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.32)
(.29)           (.20)           (.25)         (.32)
-----------------------------------------------------------------------
-----------------------------------------------------
Net asset value, end of period                    $     4.18      $
4.34      $     4.23      $     4.08    $     3.64

=======================================================================
===

-----------------------------------------------------------------------
-----------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.77%
9.77%           8.73%          19.59%         6.63%
-----------------------------------------------------------------------
-----------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------
-----------------------------------------------------
Net assets, end of period (in thousands)          $5,077,400
$4,766,576      $4,117,666      $3,873,018    $3,202,825
-----------------------------------------------------------------------
-----------------------------------------------------
Average net assets (in thousands)                 $4,888,392
$4,392,321      $4,025,554      $3,521,307    $3,263,490
-----------------------------------------------------------------------
-----------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.03%
4.82%           4.69%           6.60%         7.91%
Total expenses                                          0.93%
0.94%           0.95%           0.95%         1.01%
Expenses after payments and waivers and
reduction to custodian expenses                         0.92%
0.94%           0.95%           0.95%         1.01%
-----------------------------------------------------------------------
-----------------------------------------------------
Portfolio turnover rate                                   96% 4
103% 4           90% 4          104%          117%

1. Per share amounts  calculated based on the average shares  outstanding during the period.

2. Assumes an  investment on the business day before the first day of the fiscal period, with all dividends and distributions  reinvested in additional shares on the  reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal  period.  Sales charges are not reflected in the total  returns.  Total returns are not  annualized  for periods of less than one full year.  Returns do not reflect  the  deduction  of taxes that a  shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio  turnover  rate excludes  purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE
TRANSACTIONS
-----------------------------------------------------------------------
---------
Year Ended September 30, 2006                $4,097,005,267
$4,231,030,059
Year Ended September 30, 2005                $4,436,804,790
$4,469,108,355
Year Ended September 30, 2004                $5,593,936,243
$5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     70 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS B      YEAR ENDED SEPTEMBER 30,                 2006
2005            2004            2003          2002
-----------------------------------------------------------------------
---------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------
---------------------------------------------------
Net asset value, beginning of period              $   4.35      $
4.24      $     4.10      $     3.66    $     3.73
-----------------------------------------------------------------------
---------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1
..17 1           .16             .22           .28
Net realized and unrealized gain (loss)               (.05)
..20             .15             .44          (.05)
                                                  ---------------------
---------------------------------------------------
Total from investment operations                       .13
..37             .31             .66           .23
-----------------------------------------------------------------------
---------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)
(.26)           (.17)           (.22)         (.28)
Tax return of capital distribution                      --
--              --              --          (.02)
                                                  ---------------------
---------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)
(.26)           (.17)           (.22)         (.30)
-----------------------------------------------------------------------
---------------------------------------------------
Net asset value, end of period                    $   4.20      $
4.35      $     4.24      $     4.10    $     3.66

=======================================================================
=

-----------------------------------------------------------------------
---------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    3.23%
8.94%           7.66%          18.62%         6.11%
-----------------------------------------------------------------------
---------------------------------------------------

-----------------------------------------------------------------------
---------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------
---------------------------------------------------
Net assets, end of period (in thousands)          $718,742      $
918,651      $1,163,555      $1,686,295    $1,847,182
-----------------------------------------------------------------------
---------------------------------------------------
Average net assets (in thousands)                 $802,936
$1,021,022      $1,424,322      $1,757,152    $2,056,449
-----------------------------------------------------------------------
---------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.25%
4.05%           4.16%           5.92%         7.22%
Total expenses                                        1.71%
1.70%           1.69%           1.68%         1.75%
Expenses after payments and waivers and
reduction to custodian expenses                       1.71%
1.69%           1.69%           1.68%         1.75%
-----------------------------------------------------------------------
---------------------------------------------------
Portfolio turnover rate                                 96% 4
103% 4           90% 4          104%          117%

1. Per share amounts  calculated based on the average shares  outstanding during the period.

2. Assumes an  investment on the business day before the first day of the fiscal period, with all dividends and distributions  reinvested in additional shares on the  reinvestment  date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns.  Total returns are not annualized for periods of less than one full year.  Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio  turnover  rate excludes  purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE
TRANSACTIONS
-----------------------------------------------------------------------
---------
Year Ended September 30, 2006                $4,097,005,267
$4,231,030,059
Year Ended September 30, 2005                $4,436,804,790
$4,469,108,355
Year Ended September 30, 2004                $5,593,936,243
$5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     71 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------
---------

CLASS C      YEAR ENDED SEPTEMBER 30,                 2006
2005          2004            2003            2002
-----------------------------------------------------------------------
---------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------
---------------------------------------------------
Net asset value, beginning of period              $   4.33      $
4.22      $   4.07        $   3.64        $   3.71
-----------------------------------------------------------------------
---------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1
..17 1         .17             .23             .29
Net realized and unrealized gain (loss)               (.05)
..20           .15             .42            (.06)
                                                  ---------------------
---------------------------------------------------
Total from investment operations                       .13
..37           .32             .65             .23
-----------------------------------------------------------------------
---------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)
(.26)         (.17)           (.22)           (.28)
Tax return of capital distribution                      --            -
-            --              --            (.02)
                                                  ---------------------
---------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)
(.26)         (.17)           (.22)           (.30)
-----------------------------------------------------------------------
---------------------------------------------------
Net asset value, end of period                    $   4.18      $
4.33      $   4.22        $   4.07        $   3.64

=======================================================================
=

-----------------------------------------------------------------------
---------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    3.22%
8.96%         7.95%          18.45%           6.15%
-----------------------------------------------------------------------
---------------------------------------------------

-----------------------------------------------------------------------
---------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------
---------------------------------------------------
Net assets, end of period (in thousands)          $857,843
$788,217      $710,085        $698,196        $568,487
-----------------------------------------------------------------------
---------------------------------------------------
Average net assets (in thousands)                 $814,425
$748,199      $716,206        $623,598        $571,292
-----------------------------------------------------------------------
---------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.27%
4.07%         4.06%           5.85%           7.15%
Total expenses                                        1.68% 4
1.69% 4       1.69% 4,5       1.69% 4         1.75% 4
-----------------------------------------------------------------------
---------------------------------------------------
Portfolio turnover rate                                 96% 6
103% 6         90% 6          104%            117%

1. Per share amounts  calculated based on the average shares  outstanding during the period.

2. Assumes an  investment on the business day before the first day of the fiscal period, with all dividends and distributions  reinvested in additional shares on the  reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal  period.  Sales charges are not reflected in the total  returns.  Total returns are not  annualized  for periods of less than one full year.  Returns do not reflect  the  deduction  of taxes that a  shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio  turnover  rate excludes  purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE
TRANSACTIONS
-----------------------------------------------------------------------
---------
Year Ended September 30, 2006                 $4,097,005,267
$4,231,030,059
Year Ended September 30, 2005                 $4,436,804,790
$4,469,108,355
Year Ended September 30, 2004                 $5,593,936,243
$5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     72 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N      YEAR ENDED SEPTEMBER 30,                  2006
2005           2004             2003           2002
-----------------------------------------------------------------------
-----------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------
-----------------------------------------------------
Net asset value, beginning of period              $    4.34       $
4.23       $   4.08         $   3.65       $   3.72
-----------------------------------------------------------------------
-----------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19 1
..19 1          .17              .25            .30
Net realized and unrealized gain (loss)                (.04)
..19            .16              .42           (.05)
                                                  ---------------------
-----------------------------------------------------
Total from investment operations                        .15
..38            .33              .67            .25
-----------------------------------------------------------------------
-----------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.30)
(.27)          (.18)            (.24)          (.30)
Tax return of capital distribution                       --
--             --               --           (.02)
                                                  ---------------------
-----------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.30)
(.27)          (.18)            (.24)          (.32)
-----------------------------------------------------------------------
-----------------------------------------------------
Net asset value, end of period                    $    4.19       $
4.34       $   4.23         $   4.08       $   3.65

=======================================================================
===

-----------------------------------------------------------------------
-----------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%
9.27%          8.28%           18.82%          6.70%
-----------------------------------------------------------------------
-----------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------
-----------------------------------------------------
Net assets, end of period (in thousands)          $ 108,324       $
83,287       $ 52,969         $ 30,110       $ 15,508
-----------------------------------------------------------------------
-----------------------------------------------------
Average net assets (in thousands)                 $  94,281       $
69,480       $ 40,043         $ 22,627       $  8,954
-----------------------------------------------------------------------
-----------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.62%
4.37%          4.19%            6.08%          7.07%
Total expenses                                         1.33% 4
1.40% 4        1.38% 4,5        1.34% 4        1.22% 4
-----------------------------------------------------------------------
-----------------------------------------------------
Portfolio turnover rate                                  96% 6
103% 6          90% 6           104%           117%

1. Per share amounts  calculated based on the average shares  outstanding during the period.

2. Assumes an  investment on the business day before the first day of the fiscal period, with all dividends and distributions  reinvested in additional shares on the  reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal  period.  Sales charges are not reflected in the total  returns.  Total returns are not  annualized  for periods of less than one full year.  Returns do not reflect  the  deduction  of taxes that a  shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio  turnover  rate excludes  purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE
TRANSACTIONS
-----------------------------------------------------------------------
---------
Year Ended September 30, 2006              $4,097,005,267
$4,231,030,059
Year Ended September 30, 2005              $4,436,804,790
$4,469,108,355
Year Ended September 30, 2004              $5,593,936,243
$5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     73 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
-----------------------------------------------------------------------
---------

CLASS Y      YEAR ENDED SEPTEMBER 30,                  2006
2005            2004            2003        2002
-----------------------------------------------------------------------
------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------
------------------------------------------------
Net asset value, beginning of period              $    4.32       $
4.22       $    4.07       $    3.64   $    3.71
-----------------------------------------------------------------------
------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .22 1
..21 1           .21             .26         .32
Net realized and unrealized gain (loss)                (.04)
..19             .14             .42        (.06)
                                                  ---------------------
------------------------------------------------
Total from investment operations                        .18
..40             .35             .68         .26
-----------------------------------------------------------------------
------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.33)
(.30)           (.20)           (.25)       (.31)
Tax return of capital distribution                       --
--              --              --        (.02)
                                                  ---------------------
------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.33)
(.30)           (.20)           (.25)       (.33)
-----------------------------------------------------------------------
------------------------------------------------
Net asset value, end of period                    $    4.17       $
4.32       $    4.22       $    4.07   $    3.64

=====================================================================

-----------------------------------------------------------------------
------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.35%
9.73%           8.80%          19.33%       7.06%
-----------------------------------------------------------------------
------------------------------------------------

-----------------------------------------------------------------------
------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------
------------------------------------------------
Net assets, end of period (in thousands)          $ 179,309       $
62,824       $ 150,699       $ 240,296   $ 152,767
-----------------------------------------------------------------------
------------------------------------------------
Average net assets (in thousands)                 $ 118,239       $
68,656       $ 213,632       $ 194,308   $ 127,992
-----------------------------------------------------------------------
------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.38%
4.84%           4.80%           6.57%       7.86%
Total expenses                                         0.58%
1.16%           1.29%           1.41%       1.74%
Expenses after payments and waivers and
reduction to custodian expenses                        0.58%
0.80%           0.90%           0.91%       0.90%
-----------------------------------------------------------------------
------------------------------------------------
Portfolio turnover rate                                  96% 4
103% 4           90% 4          104%        117%

1. Per share amounts  calculated based on the average shares  outstanding during the period.

2. Assumes an  investment on the business day before the first day of the fiscal period, with all dividends and distributions  reinvested in additional shares on the  reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal  period.  Sales charges are not reflected in the total  returns.  Total returns are not  annualized  for periods of less than one full year.  Returns do not reflect  the  deduction  of taxes that a  shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio  turnover  rate excludes  purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE
TRANSACTIONS
-----------------------------------------------------------------------
---------
Year Ended September 30, 2006              $4,097,005,267
$4,231,030,059
Year Ended September 30, 2005              $4,436,804,790
$4,469,108,355
Year Ended September 30, 2004              $5,593,936,243
$5,563,251,032

INFORMATION AND SERVICES

For More Information on Oppenheimer Strategic Income Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.525.7048
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website. You may
                              also read or download documents on the
                              OppenheimerFunds website:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No.: 811-5724
PR0230.001.0106
Printed on recycled paper

                          Appendix to Prospectus of
                      Oppenheimer Strategic Income Fund

      Graphic material included in the Prospectus of Oppenheimer Strategic
Income Fund under the heading "Annual Total Returns (Class A)(% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer Strategic
Income Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the past ten calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear in the bar chart:

Calendar                Annual
Year Ended              Total Returns

12/31/96                12.59%
12/31/97                8.36%
12/31/98                1.67%
12/31/99                4.04%
12/31/00                2.21%
12/31/01                3.52%
12/31/02                6.85%
12/31/03                19.60%
12/31/04                9.62%
12/31/05                4.16%

Oppenheimer Strategic Income Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated January 27, 2006

      This Statement of Additional Information is not a Prospectus.  This
document contains additional information about the Fund and supplements information in the Prospectus dated January 27, 2006, as supplemented from time to time.  It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's Transfer Agent, OppenheimerFunds
Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the
Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks......
    The Fund's Investment Policies.........................................
    Other Investment Techniques and Strategies.............................
    Investment Restrictions................................................
    Disclosure of Portfolio Holdings.......................................
How the Fund is Managed....................................................
Organization and History...................................................
    Trustees and Officers..................................................
    The Manager............................................................
Brokerage Policies of the Fund.............................................
Distribution and Service Plans.............................................
Payments to Fund Intermediaries............................................
Performance of the Fund....................................................
About Your Account
How To Buy Shares..........................................................
How To Sell Shares.........................................................
How To Exchange Shares.....................................................
Dividends, Capital Gains and Taxes.........................................
Additional Information About the Fund......................................
Financial Information About the Fund
Report of the Independent Registered Public Accounting Firm................
Financial Statements.......................................................

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal.  It may use some of the investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. That process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of its competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

      Additionally, in analyzing a particular issuer, the Manager may consider the trading activity in the issuer's securities, present and anticipated cash flow, estimated current value of its assets in relation to their historical cost, the issuer's experience and managerial expertise, responsiveness to changes in interest rates and business conditions, debt maturity schedules, current and future borrowing requirements, and any change in the financial condition of an issuer and the issuer's continuing ability to meet its future obligations.  The Manager also may consider anticipated changes in business conditions, levels of interest rates of bonds as contrasted with levels of cash dividends, industry and regional prospects, the availability of new investment opportunities and the general economic, legislative and monetary outlook for specific industries, the nation and the world.

|X|   Foreign Securities. The Fund expects to have substantial investments in foreign securities.  For the most part, these will be debt securities issued or guaranteed by foreign companies or governments, including "supra-national"
entities.  "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities issued or guaranteed by governments other than the U.S.
government or by foreign supra-national entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      The percentage of the Fund's assets that will be allocated to foreign securities will vary over time depending on a number of factors. Those factors may include the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of a country's financial markets, the interest rate climate of particular foreign countries and the relationship of particular foreign currencies to the U.S. dollar.  The
Manager analyzes fundamental economic criteria (for example, relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution.  Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations.  After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer high income potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

o     Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may buy securities issued by certain supra-national entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the
 International Bank for Reconstruction and Development (commonly called the
 "World Bank"), the Asian Development bank and the Inter-American Development
 Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund can invest in U.S. dollar-denominated "Brady Bonds." These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds. They are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds.  Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds.  The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady
Bonds in the normal course.  Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

o     Risks of Foreign Investing.  Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example,
                  currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
                  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
                  U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     foreign exchange contracts;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social
                  instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Subject to the limits under the Investment Company Act of 1940 (the
"Investment Company Act") and under its own non-fundamental policies, the
Fund may also invest in foreign mutual funds which are also deemed PFICs
(since nearly all of the income of a mutual fund is generally passive income). Investing in these types of PFICs may allow exposure to varying countries because some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein.

      In addition to bearing their proportionate share of a fund's expenses
(management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities. Additional risks of investing in other investment companies are described below under "Investment in Other
Investment Companies."

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada,
Australia, New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The
Manager will consider these factors when evaluating securities in these markets, because the selection of those securities must be consistent with the Fund's investment objective.

      |X|   Debt Securities.  The Fund can invest in a variety of debt securities to seek its objective. Foreign debt securities are subject to the risks of foreign securities described above. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

o     Credit Risks.  Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due.  In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent that lower-yield, higher-quality bonds.

      The Fund's debt investments can include high-yield,
non-investment-grade bonds (commonly referred to as "junk bonds").
Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors
Service, Inc., at least "BBB" by Standard & Poor's Ratings Group or Duff &
Phelps, Inc., or that have comparable ratings by another
nationally-recognized rating organization.

      In making investments in debt securities, the Manager may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a security's credit-worthiness. If securities the Fund buys are unrated, they are assigned a rating by the Manager of comparable quality to bonds having similar yield and risk characteristics within a rating category of a rating organization.

      The Fund does not have investment policies establishing specific maturity ranges for the Fund's investments, and they may be within any maturity range (short, medium or long) depending on the Manager's evaluation of investment opportunities available within the debt securities markets. The
Fund may shift its investment focus to securities of longer maturity as interest rates decline and to securities of shorter maturity as interest rates rise.

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield.  For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      While the changes in value of the Fund's portfolio securities after they are purchased will be reflected in the net asset value of the Fund's shares, those changes normally do not affect the interest income paid by those securities (unless the security's interest is paid at a variable rate pegged to particular interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o     Special Risks of Lower-Grade Securities. The Fund can invest without limit in lower-grade debt securities, if the Manager believes it is consistent with the Fund's objective. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund may invest in lower-grade securities to try to achieve higher income.

      "Lower-grade" debt securities are those rated below "investment grade"
which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or Duff & Phelps, or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are considered part of the Fund's portfolio of lower-grade securities.
The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed below. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high-yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high-yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high-yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      To the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high-yield bonds, since stock may be more liquid and less affected by some of these risk factors.

      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Duff & Phelps are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.  Definitions of the debt security ratings categories of the principal rating organizations are included in Appendix A to this Statement of Additional Information.

|X|   Mortgage-Related Securities.  Mortgage-related securities are a form of derivative investment collateralized by pools of commercial or residential mortgages. Pools of mortgage loans are assembled as securities for sale to investors by government agencies or instrumentalities or by private issuers.
These securities include collateralized mortgage obligations ("CMOs"), mortgage pass-through securities, stripped mortgage pass-through securities, interests in real estate mortgage investment conduits ("REMICs") and other real estate-related securities.

      Mortgage-related securities that are issued or guaranteed by agencies or instrumentalities
of the U.S. government have relatively little credit risk (depending on the nature of the issuer) but are subject to interest rate risks and prepayment risks, as described in the Prospectus.  Mortgage-related securities issued by private issuers have greater credit risk.

      As with other debt securities, the prices of mortgage-related securities tend to move inversely to changes in interest rates. The Fund can buy mortgage-related securities that have interest rates that move inversely to changes in general interest rates, based on a multiple of a specific index. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not always the case.

      In periods of declining interest rates, mortgages are more likely to be prepaid. Therefore, a mortgage-related security's maturity can be shortened by unscheduled prepayments on the underlying mortgages, and it is not possible to predict accurately the security's yield. The principal that is returned earlier than expected may have to be reinvested in other investments having a lower yield than the prepaid security. As a result, these securities may be less effective as a means of "locking in" attractive long-term interest rates, and they may have less potential for appreciation during periods of declining interest rates, than conventional bonds with comparable stated maturities.

      Prepayment risks can lead to substantial fluctuations in the value of a mortgage-related security. In turn, this can affect the value of the Fund's shares. If a mortgage-related security has been purchased at a premium, all or part of the premium the Fund paid may be lost if there is a decline in the market value of the security, whether that results from interest rate changes or prepayments on the underlying mortgages. In the case of stripped mortgage-related securities, if they experience greater rates of prepayment than were anticipated, the Fund may fail to recoup its initial investment on the security.

      During periods of rapidly rising interest rates, prepayments of mortgage-related securities may occur at slower than expected rates. Slower prepayments effectively may lengthen a mortgage-related security's expected maturity. Generally, that would cause the value of the security to fluctuate more widely in responses to changes in interest rates. If the prepayments on the Fund's mortgage-related securities were to decrease broadly, the Fund's effective duration, and therefore its sensitivity to interest rate changes, would increase.

      As with other debt securities, the values of mortgage-related securities may be affected by changes in the market's perception of the creditworthiness of the entity issuing the securities or guaranteeing them.
Their values may also be affected by changes in government regulations and tax policies.

o     Collateralized Mortgage Obligations. CMOs are multi-class bonds that are backed by pools of mortgage loans or mortgage pass-through certificates.
They may be collateralized by:
(1)   pass-through certificates issued or guaranteed by Ginnie Mae, Fannie
                    Mae, or Freddie Mac,
(2)   unsecuritized mortgage loans insured by the Federal Housing
                    Administration or guaranteed by the Department of
                    Veterans' Affairs,
(3)   unsecuritized conventional mortgages,
(4)   other mortgage-related securities, or
(5)   any combination of these.

      Each class of CMO, referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMO to be retired much earlier than the stated maturity or final distribution date. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in different ways. One or more tranches may have coupon rates that reset periodically at a specified increase over an index.
These are floating rate CMOs, and typically have a cap on the coupon rate.
Inverse floating rate CMOs have a coupon rate that moves in the opposite direction of an applicable index. The coupon rate on these CMOs will increase as general interest rates decrease. These are usually much more volatile than fixed rate CMOs or floating rate CMOs.

o     Forward Rolls.  The Fund can enter into "forward roll" transactions with respect to mortgage-related securities (also referred to as "mortgage dollar rolls").  In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price.  The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements.  The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

       The Fund will only enter into "covered" rolls.  To assure its future payment of the purchase price, the Fund will identify on its books liquid assets in an amount equal to the payment obligation under the roll.

       These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold.  It is possible that the market value of the securities the Fund sells may decline below the price at which the Fund is obligated to repurchase securities.

      |X|  U.S. Government Securities.  These are securities issued or guaranteed by the U.S. Treasury or other government agencies or federally-charted corporate entities referred to as "instrumentalities." The obligations of U.S. government agencies or instrumentalities in which the
Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States.  "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United
States if the issuing agency or instrumentality does not meet its commitment.  The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

o     U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of one to ten years), and Treasury bonds (maturities of more than ten years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include U. S. Treasury securities that have been "stripped" by a Federal
Reserve Bank, zero-coupon U.S. Treasury securities described below, and
Treasury Inflation-Protection Securities ("TIPS").

o     Treasury Inflation-Protection Securities. The Fund can buy these TIPS, which are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on changes in the published Consumer Price
Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

o     Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These include direct obligations and mortgage-related securities that have different levels of credit support from the government.
Some are supported by the full faith and credit of the U.S. government, such as Government National Mortgage Association ("GNMA") pass-through mortgage certificates (called "Ginnie Maes"). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds ("Fannie Maes"). Others are supported only by the credit of the entity that issued them, such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

|X|   U.S. Government Mortgage-Related Securities. The Fund can invest in a variety of mortgage-related securities that are issued by U.S. government agencies or instrumentalities, some of which are described below.

o     GNMA Certificates.  The Government National Mortgage Association is a
wholly-owned corporate instrumentality of the United States within the U.S.
Department of Housing and Urban Development.  GNMA's principal programs involve its guarantees of privately-issued securities backed by pools of mortgages.  Ginnie Maes are debt securities representing an interest in one mortgage or a pool of mortgages that are insured by the Federal Housing
Administration or the Farmers Home Administration or guaranteed by the
Veterans Administration

      The Ginnie Maes in which the Fund invests are of the "fully modified pass-through" type. They provide that the registered holders of the Ginnie
Maes will receive timely monthly payments of the pro-rata share of the scheduled principal payments on the underlying mortgages, whether or not those amounts are collected by the issuers.  Amounts paid include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      The Ginnie Maes purchased by the Fund are guaranteed as to timely payment of principal and interest by GNMA.  In giving that guaranty, GNMA expects that payments received by the issuers of Ginnie Maes on account of the mortgages backing the Ginnie Maes will be sufficient to make the required payments of principal of and interest on those Ginnie Maes. However, if those payments are insufficient, the guaranty agreements between the issuers of the
Ginnie Maes and GNMA require the issuers to make advances sufficient for the payments.  If the issuers fail to make those payments, GNMA will do so.

      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools.  An opinion of an
Assistant Attorney General of the United States, dated December 9, 1969, states that such guaranties "constitute general obligations of the United
States backed by its full faith and credit."  GNMA is empowered to borrow from the United States Treasury to the extent necessary to make any payments of principal and interest required under those guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages,
Ginnie Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against
GNMA.  Holders of Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

      Monthly payments of principal will be made, and additional prepayments of principal may be made, to the Fund with respect to the mortgages underlying the Ginnie Maes owned by the Fund. All of the mortgages in the pools relating to the Ginnie Maes in the Fund are subject to prepayment without any significant premium or penalty, at the option of the mortgagors.
While the mortgages on 1-to-4-family dwellings underlying certain Ginnie Maes have a stated maturity of up to 30 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, as a result of prepayments, refinancing and payments from foreclosures, is considerably less.

o     Federal Home Loan Mortgage Corporation ("FHLMC") Certificates. FHLMC, a
corporate instrumentality of the United States, issues FHLMC Certificates representing interests in mortgage loans.  FHLMC guarantees to each registered holder of a FHLMC Certificate timely payment of the amounts representing a holder's proportionate share in:
(i)   interest payments less servicing and guarantee fees,
(ii)  principal prepayments, and
(iii) the ultimate collection of amounts representing the holder's proportionate interest in principal payments on the
                    mortgage loans in the pool represented by the FHLMC
                    Certificate, in each case whether or not such amounts
                    are actually received.

      The obligations of FHLMC under its guarantees are obligations solely of
FHLMC and are not backed by the full faith and credit of the United States.

o     Federal National Mortgage Association (Fannie Mae) Certificates.
Fannie Mae, a federally-chartered and privately-owned corporation, issues
Fannie Mae Certificates which are backed by a pool of mortgage loans.  Fannie
Mae guarantees to each registered holder of a Fannie Mae Certificate that the holder will receive amounts representing the holder's proportionate interest in scheduled principal and interest payments, and any principal prepayments, on the mortgage loans in the pool represented by such Certificate, less servicing and guarantee fees, and the holder's proportionate interest in the full principal amount of any foreclosed or other liquidated mortgage loan. In each case the guarantee applies whether or not those amounts are actually received.  The obligations of Fannie Mae under its guarantees are obligations solely of Fannie Mae and are not backed by the full faith and credit of the
United States or any of its agencies or instrumentalities other than Fannie
Mae.

|X|   Zero-Coupon U.S. Government Securities.  The Fund may buy zero-coupon
U.S. government securities. These will typically be U.S. Treasury Notes and
Bonds that have been stripped of their unmatured interest coupons, the coupons themselves, or certificates representing interests in those stripped debt obligations and coupons.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value at maturity.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  The discount typically decreases as the maturity date approaches.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities that pay interest.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|  Portfolio Turnover.  "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year.
For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund may continue to have a portfolio turnover rate of more than 100% annually.

      Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below.  It is not required to use all of these strategies at all times and at times may not use them.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940 (the "Investment Company Act") that apply to those types of investments, and the following additional limitation:
the Fund can not invest in paragraph (F) or (G) of section 12(d)(1) of the
Investment Company Act.  For example, the Fund can invest in Exchange-Traded
Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the
Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      |X|  Other Zero-Coupon Securities. The Fund may buy zero-coupon and delayed-interest securities, and "stripped" securities of corporations and of foreign government issuers.  These are similar in structure to zero-coupon and "stripped" U.S. government securities, but in the case of foreign government securities, they may or may not be backed by the "full faith and credit" of the issuing foreign government. Zero-coupon securities issued by foreign governments and by corporations will be subject to greater credit risks than U.S. government zero-coupon securities.

      |X|  "Stripped" Mortgage-Related Securities. The Fund may invest in stripped mortgage-related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying security's principal or interest payments. These are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped. In that case all of the interest is distributed to holders of one type of security, known as an "interest-only" security, or "I/O," and all of the principal is distributed to holders of another type of security, known as a "principal-only" security or "P/O." Strips can be created for pass-through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund might not fully recoup its investment in an I/O based on those assets. If underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os based on them could decline substantially.

      |X|  Preferred Stocks.  Unlike common stock, preferred stock typically has a stated dividend rate payable from the corporation's earnings.
Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.  Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated
dividend in certain cases.  The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

      |X|   Floating Rate and Variable Rate Obligations.  Some securities the
Fund can purchase have variable or floating interest rates.  Variable rates are adjusted at stated periodic intervals.  Variable rate obligations can have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is adjusted automatically according to a stated prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury Bill rate, or some other standard.  The instrument's rate is adjusted automatically each time the base rate is adjusted. The interest rate on a variable rate note is also based on a stated
prevailing market rate but is adjusted automatically at specified intervals of not less than one year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days' notice to the holder.

|X|   "When-Issued" and "Delayed-Delivery" Transactions.  The Fund can
purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery"
refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made.
Delivery and payment for the securities take place at a later date.  The securities are subject to change in value from market fluctuations during the period until settlement.  The value at delivery may be less than the purchase price.  For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund from the investment until it receives the security at settlement. There is a risk of loss to the Fund if the value of the security changes prior to the settlement date, and there is the risk that the other party may not perform.

      The Fund may engage in when-issued transactions to secure what the
Manager considers to be an advantageous price and yield at the time the obligation is entered into.  When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction.  Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value.  In a sale transaction, it records the proceeds to be received.  The Fund will identify on its books liquid assets at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X|  Participation Interests.  The Fund may invest in participation interests, subject to the Fund's limitation on investments in illiquid investments.  A participation interest is an undivided interest in a loan made by the issuing financial institution in the proportion that the buyers participation interest bears to the total principal amount of the loan.  No more than 5% of the Fund's net assets can be invested in participation interests of the same borrower.  The issuing financial institution may have no obligation to the Fund other than to pay the Fund the proportionate amount of the principal and interest payments it receives.

      Participation interests are primarily dependent upon the
creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrower may have difficulty making payments.  If a borrower fails to pay scheduled interest or principal payments, the Fund could experience a reduction in its income. The value of that participation interest might also decline, which could affect the net asset value of the Fund's shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

      |X|  Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value on an on-going basis.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid and Restricted Securities.  Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933, the Fund may have to cause those securities to be registered.  The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors.  If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X|   Investments in Equity Securities. The Fund can invest limited amounts of its assets in securities other than debt securities, including certain types of equity securities of both foreign and U.S. companies. However, it does not anticipate investing significant amounts of its assets in these securities as part of its normal investment strategy. Those equity securities include preferred stocks (described above), rights and warrants, and securities convertible into common stock. Certain equity securities may be selected because they may provide dividend income.

o     Risks of Investing in Stocks. Stocks fluctuate in price, and their short-term volatility at times may be great. To the extent that the Fund invests in equity securities, the value of the Fund's portfolio will be affected by changes in the stock markets. Market risk can affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.  The prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund can invest in securities of large companies and mid-size companies, but may also buy stocks of small companies, which may have more volatile stock prices than large companies.

o     Convertible Securities.  While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded by the Manager more as
"equity equivalents."  As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible debt fixed-income securities.
Convertible securities are subject to the credit risks and interest rate risks described above.

      The value of a convertible security is a function of its "investment value" and its "conversion value."  If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the security will behave more like an equity security.  In that case, it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

      To determine whether convertible securities should be regarded as
"equity equivalents," the Manager examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
           (considering the effect of conversion of the convertible
           securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
           appreciation in the price of the issuer's common stock.

o     Rights and Warrants.  The Fund can invest up to 5% of its total assets in warrants or rights. That limit does not apply to warrants and rights the
Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. The Fund does not expect that it will have significant investments in warrants and rights.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time.  Their prices do not necessarily move parallel to the prices of the underlying securities.  Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders.  Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      Loans  of  Portfolio  Securities.   The  Fund  may  lend  its  portfolio
securities  pursuant to the  Securities  Lending  Agreement  (the  "Securities
Lending  Agreement") with JP Morgan Chase,  subject to the restrictions stated
in the  Prospectus.  The Fund will lend such  portfolio  securities to attempt to increase the Fund's  income.  Under the  Securities  Lending  Agreement and applicable  regulatory  requirements  (which are subject to change),  the loan collateral  must,  on each business day, be at least equal to the value of the loaned  securities  and must  consist  of cash,  bank  letters  of  credit  or securities of the U.S. Government (or its agencies or  instrumentalities),  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay to JP
Morgan Chase, as agent,  amounts  demanded by the Fund if the demand meets the terms of the letter.  Such terms of the letter of credit and the issuing  bank must be  satisfactory  to JP Morgan Chase and the Fund. The Fund will receive, pursuant to the  Securities  Lending  Agreement,  80% of all annual net income
(i.e., net of rebates to the Borrower) from securities  lending  transactions.
JP Morgan  Chase has agreed,  in general,  to  guarantee  the  obligations  of borrowers  to return  loaned  securities  and to be  responsible  for expenses relating to securities  lending.  The Fund will be responsible,  however,  for risks  associated with the investment of cash  collateral,  including the risk that the  issuer  of the  security  in  which  the  cash  collateral  has been invested in defaults.  The Securities  Lending  Agreement may be terminated by either JP Morgan Chase or the Fund on 30 days'  written  notice.  The terms of the Fund's loans must also meet  applicable  tests under the Internal  Revenue
Code and permit  the Fund to  reacquire  loaned  securities  on five  business days' notice or in time to vote on any important matter.

      There are some risks in connection  with  securities  lending.  The Fund might  experience  a delay in  receiving  additional  collateral  to secure a loan,  or a delay  in  recovery  of the  loaned  securities  if the  borrower defaults.  The  Fund  must  receive  collateral  for a  loan.  Under  current applicable  regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the value of the loaned  securities.  It  must  consist  of  cash,  bank  letters  of  credit, securities of the U.S.  government or its agencies or  instrumentalities,  or other  cash  equivalents  in which the Fund is  permitted  to  invest.  To be acceptable  as  collateral,  letters  of credit  must  obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the  letter.
 The  terms  of the  letter  of  credit  and the  issuing  bank  both  must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower.  The
Fund may also pay reasonable finders', custodian and administrative fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X|  Borrowing for Leverage. The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund cannot borrow money in excess of 33% of the value of its total assets
(including the amount borrowed).  The Fund may borrow only from banks and/or affiliated investment companies.  Borrowing may entail "leverage," and may be a speculative investment strategy.  Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all
Borrowings including the proposed borrowing, in the manner set forth in the
Investment Company Act of 1940. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique in the next year but if it does so, it will not likely be to a substantial degree.

      |X|  Asset-Backed Securities.  Asset-backed securities are fractional interests in pools of assets, typically accounts receivable or consumer loans. They are issued by trusts or special-purpose corporations. They are similar to mortgage-backed securities, described above, and are backed by a pool of assets that consist of obligations of individual borrowers. The income from the pool is passed through to the holders of participation interest in the pools. The pools may offer a credit enhancement, such as a bank letter of credit, to try to reduce the risks that the underlying debtors will not pay their obligations when due. However, the enhancement, if any, might not be for the full par value of the security. If the enhancement is exhausted and any required payments of interest or repayments of principal are not made, the Fund could suffer losses on its investment or delays in receiving payment.

      The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted.  The risks of investing in asset-backed securities are ultimately related to payment of consumer loans by the individual borrowers.  As a purchaser of an asset-backed security, the
Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments, which may shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as in the case of mortgage-backed securities and CMOs, described above. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

|X|   Derivatives.  The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      Among the derivative investments the Fund can invest in are structured notes called "index-linked" or "currency-linked" notes. Principal and/or interest payments on index-linked notes depend on the performance of an underlying index. Currency-indexed securities are typically short-term or intermediate-term debt securities.  Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S.
dollar against one or more foreign currencies or an index.  In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements.  This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer.  At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity.  Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

|X|   Credit Derivatives. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default.  Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap.  The
Fund may take a short position in the credit default swap (also known as
"buying credit protection"), or may take a long position in the credit default swap note (also known as "selling credit protection").

      The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers.  If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either:
(i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

      If the Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds.  An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      Taking a long position in the credit default swap note (i.e., purchasing the "funded swap") would increase the Fund's exposure to specific high yield corporate issuers.  The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

      If the Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds.  If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

      The Fund will invest no more than 25% of its total assets in "unfunded"
credit default swaps.  The Fund will limit its investments in "funded" credit default swap notes to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively).

      |X|  Hedging.  The Fund can use hedging instruments. It is not
obligated to use them in seeking its objective although it can write covered calls to seek high current income if the Manager believes that it is appropriate to do so. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons, the Fund could:

o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.  Covered calls may also be used to increase the Fund's income.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market.  The particular hedging instruments the Fund can use are described below.  The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o     Futures.  The Fund can buy and sell futures contracts that relate to
(1) broadly-based securities indices (these are referred to as "financial futures"), (2) commodities (these are referred to as "commodity index futures"), (3) debt securities (these are referred to as "interest rate futures"), (4) foreign currencies (these are referred to as "forward contracts") and (5) an individual stock ("single stock futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the securities included in the index and its value fluctuates in response to the changes in value of the underlying securities. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.  Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups:

(1)   energy, which includes crude oil, natural gas, gasoline and heating oil;
(2)   livestock, which includes cattle and hogs;
(3)   agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa;
(4)   industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and
(5)   precious metals, which includes gold, platinum and silver.  The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the
           individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker").  Initial margin payments will be deposited with the
Fund's Custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund.  Any loss or gain on the future is then realized by the Fund for tax purposes.  All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options.  The Fund may buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing Covered Call Options.  The Fund may write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered.  That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by liquid assets identified on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised.  There is no limit on the amount of the Fund's total assets that may be subject to covered calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security.  The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security
(that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction.  The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call.  Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on its books.  The Fund will identify additional liquid assets if the value of the identified assets drops below 100% of the current value of the future.  Because of this identified requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options.  The Fund may sell put options on securities, broadly-based securities indices, foreign currencies and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period.  The Fund will not write puts if, as a result, more than
50% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put.  However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price.

      If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time.  In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the
Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.  That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the
Fund effects a closing purchase transaction by purchasing a put of the same series as it sold.  Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option.  Any profits from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Calls and Puts.  The Fund can purchase calls on securities, broadly-based securities indices, foreign currencies and futures. It may do so to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.

      The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call.  If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts on securities, broadly-based securities indices, foreign currencies and futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment.
However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.  Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may also purchase calls and puts on spread options.  Spread options pay the difference between two interest rates, two exchange rates or two referenced assets.  Spread options are used to hedge the decline in the value of an interest rate, currency or asset compared
to a reference or base interest rate, currency or asset.  The risks associated with spread options are similar to those of interest rate options, foreign exchange options and debt or equity options.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Options on Foreign Currencies.  The Fund can buy and
sell calls and puts on foreign currencies.  They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options.  The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency.  If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration from liquid assets identified on the Fund's books upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. In those circumstances, the
Fund covers the option by identifying liquid assets on its books having a value equal to the aggregate amount of the Fund's commitment under such option position.

o     Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management.  If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.  The
Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities.  For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline.  If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts.  Forward contracts are foreign currency exchange contracts.  They are used to buy or sell foreign currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency.  The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency.  The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into.  These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates.  The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments.  To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge."  The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency.  When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount.  Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying liquid assets on its books having a value equal to the aggregate amount of the Fund's commitment under forward contracts.  The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess.  As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price.  As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold.  In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.  Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract.  The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.  Because these contracts are not traded on an exchange, the
Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis.  The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer might offer to sell a foreign currency to the
Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Interest Rate Swap Transactions.  The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns or as a hedge against a basket of securities held by the Fund that the Manager deems to be closely correlated with the swap transaction. The Fund will not enter into swaps with respect to more than 25%
of its total assets. Also, the Fund will identify on its books liquid assets
(such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.  Credit risk arises from the possibility that the counterparty will default.  If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.  The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement.  If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party.  Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination.  The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

o     Foreign Exchange Volatility Swap Contracts.  The Fund may enter into a foreign exchange volatility swap transaction to hedge the direction of a volatility in a particular currency, or for other non-speculative purposes.
In foreign exchange volatility swaps, counterparties agree to buy or sell volatility at a specific volatility level over a fixed period. Payment is normally made on the basis of a currency amount per percentage point above or below the volatility strike level at maturity. Because the principal amount is no exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap. Foreign exchange volatility swaps are subject to credit risks (if the counterparty fails to meet its obligations).

o     Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract.  The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.  Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund's statement of financial condition.

o     Regulatory Aspects of Hedging Instruments.  The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the
Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code.  In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code.  However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss.  In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized.  These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code.  An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for Federal income tax purposes.  The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions.  Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle.  Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)   gains or losses attributable to fluctuations in exchange rates that occur between the
           time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency
           between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

|X|   Temporary Defensive and Interim Investments.  When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund's temporary defensive investments can include the following short-term (maturing in one year or less) dollar-denominated debt obligations:

o     obligations issued or guaranteed by the U. S. government or its instrumentalities or agencies,
o     commercial paper (short-term, unsecured promissory notes) of domestic or foreign companies,
o     debt obligations of domestic or foreign corporate issuers,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|   Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or it would then own more than 10% of that issuer's voting securities.  This limit applies to 75% of the Fund's total assets.  The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies.

o     The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.  Each foreign government is treated as an "industry" and utilities are divided according to the services they provide.

o     The Fund cannot borrow money in excess of 331/3% of the value of its total assets (including the amount borrowed).  The Fund may borrow only from banks and/or affiliated investment companies.  With respect to this fundamental policy, the Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
Company Act of 1940.

o     The Fund cannot make loans except (a) through lending of securities,
(b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an inter-fund lending program with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans), and (d) through repurchase agreements.

o     The Fund cannot invest in real estate, physical commodities or commodity contracts.  However, the Fund may: (1) invest in debt securities secured by real estate or interests in real estate, or issued by companies, including real estate investment trusts, that invest in real estate or interests in real estate; (2) invest in hedging instruments permitted by any of its other investment policies; and (3) buy and sell options, futures, securities or other instruments backed by, or the investment return from which is linked to changes in the price of, physical commodities or currencies.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act of 1933 when reselling any securities held in its own portfolio.

o     The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations.  Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies?

      The Fund has additional operating policies, which are stated below, that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval.

o     The Fund cannot invest in the securities of other registered  investment companies or registered unit  investment  trusts in reliance on  sub-paragraph  (F)  or (G) of  Section  12(d)(1)  of the
         Investment Company Act of 1940.

      For purposes of the Fund's policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

    Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the
    Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
            which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at
            www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a
            15-day lag.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.
    It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below)
    no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Manager, to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

          Portfolio  managers  and  analysts  may,  subject  to the  Manager's policies  on  communications  with the  press  and  other  media,  discuss portfolio  information in interviews  with members of the media, or in due diligence or similar  meetings with clients or  prospective  purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    The Chief Compliance Officer of the Fund and the Manager, Distributor,
    and Transfer Agent (the "CCO") shall oversee the compliance by the
    Manager, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the
    Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the
    Funds has been made during the preceding year pursuant to these policies.
    The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May, 1989.

|X|   Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Only retirement plans may purchase Class N shares. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
 Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X|   Shareholder and Trustee Liability. The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund and that the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee.  Each committee is comprised solely of Trustees who are not "interested person" under the Investment Company Act (the "Independent
Trustees"). The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr. The
Audit Committee held 8 meetings during the Fund's fiscal year ended September
30, 2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit
Department; (iv)  reviewing certain reports from and meet periodically with the Funds' Chief Compliance Officer; (v) maintaining a separate line of communication between the Fund's independent Auditors and the Independent
Trustees; (vi) reviewing the independence of the Fund's independent Auditors;
and (vii) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The Review Committee is comprised solely of Independent Trustees. The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis,
Sam Freedman and Beverly L. Hamilton. The Review Committee held 6 meetings during the Fund's fiscal year ended September 30, 2005. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the Manager and the services provided to the Fund by the transfer agent and the Manager. The Review Committee also reviews the Fund's investment performance as well as the policies and procedures adopted by the
Fund to comply with the Investment Company Act and other applicable law.

      The Governance Committee is comprised solely of Independent Trustees.
The members of the Governance Committee are, Robert J. Malone (Chairman),
William Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The
Governance Committee held 5 meetings during the Fund's fiscal year ended
September 30, 2005. The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance
Committee reviews and oversees the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics and the nomination of Trustees, including
Independent Trustees. The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Governance Committee in care of the Fund. The Governance
Committee may consider such persons at such time as it meets to consider possible nominees. The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and Independent
Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees.
The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Fund at the address below.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust II
                                           Oppenheimer   Principal   Protected
Oppenheimer Capital Income Fund            Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Equity Fund, Inc.              Fund
Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

            Present or former officers, directors, trustees and employees
(and their immediate family members) of the Fund the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

      Messrs. Steinmetz, Gillespie, Murphy, Petersen, Szilagyi, Vandehey,
Wixted and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board II Funds. As of
December __, 2005 the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) own securities of either the Manager or the Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.
---------------------------------------------------------------------------------------------
                                    Independent Trustees
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5         Dollar     Aggregate
                                                                                   Dollar
                                                                                  Range of
                                                                                   Shares
                                                                      Range of   Beneficially
                                                                       Shares     Owned in
with the Fund,       Years; Other Trusteeships/Directorships Held;  Beneficially     All
Length of Service,   Number of Portfolios in the Fund Complex         Owned in   Supervised
Age                  Currently Overseen                               the Fund      Funds
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                    As of December 31, 2005
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
William L.           Chairman of the following private mortgage     $0           Over
Armstrong,           banking companies: Cherry Creek Mortgage                    $100,000
Chairman of the      Company (since 1991), Centennial State
Board of Trustees    Mortgage Company (since 1994), and The El
since 2003, Trustee  Paso Mortgage Company (since 1993); Chairman
since 1999           of the following private companies:
Age: 68              Ambassador Media Corporation (since 1984) and
                     Broadway Ventures (since 1984); Director of
                     the following: Helmerich & Payne, Inc. (oil
                     and gas drilling/production company) (since
                     1992), Campus Crusade for Christ (since 1991)
                     and The Lynde and Harry Bradley Foundation,
                     Inc. (non-profit organization) (since 2002);
                     former Chairman of the following: Transland
                     Financial Services, Inc. (private mortgage
                     banking company) (1997-2003), Great Frontier
                     Insurance (insurance agency) (1995-2000),
                     Frontier Real Estate, Inc. (residential real
                     estate brokerage) (1994-2000) and Frontier
                     Title (title insurance agency) (1995-2000);
                     former Director of the following:
                     UNUMProvident (insurance company)
                     (1991-2004), Storage Technology Corporation
                     (computer equipment company) (1991-2003) and
                     International Family Entertainment
                     (television channel) (1992-1997); U.S.
                     Senator (January 1979-January 1991). Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert G. Avis,      Director and President of A.G. Edwards         $0           Over
Trustee since 1993   Capital, Inc. (General Partner of private                   $100,000
Age: 74              equity funds) (until February 2001);
                     Chairman, President and Chief Executive
                     Officer of A.G. Edwards Capital, Inc. (until
                     March 2000); Director of A.G. Edwards & Sons,
                     Inc. (brokerage company) (until 2000) and
                     A.G. Edwards Trust Company (investment
                     adviser) (until 2000); Vice Chairman and
                     Director of A.G. Edwards, Inc. (until March
                     1999); Vice Chairman of A.G. Edwards & Sons,
                     Inc. (until March 1999); Chairman of A.G.
                     Edwards Trust Company (until March 1999) and
                     A.G.E. Asset Management (investment adviser)
                     (until March 1999). Oversees 38 portfolios in
                     the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
George C. Bowen,     Assistant Secretary and Director of            $10,001-$50,0Over
Trustee since 2000   Centennial Asset Management Corporation                     $100,000
Age: 69              (December 1991-April 1999); President,
                     Treasurer and Director of Centennial Capital
                     Corporation (June 1989-April 1999); Chief
                     Executive Officer and Director of MultiSource
                     Services, Inc. (March 1996-April 1999); Mr.
                     Bowen held several positions with the Manager
                     and with subsidiary or affiliated companies
                     of the Manager (September 1987-April 1999).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Edward L. Cameron,   Member of The Life Guard of Mount Vernon       $0           Over
Trustee since 2000   (George Washington historical site) (since                  $100,000
Age: 67              June 2000); Director of Genetic ID, Inc.
                     (biotech company) (March 2001-May 2002);
                     Partner at PricewaterhouseCoopers LLP
                     (accounting firm) (July 1974-June 1999);
                     Chairman of Price Waterhouse LLP Global
                     Investment Management Industry Services Group
                     (July 1994-June 1998). Oversees 38 portfolios
                     in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Jon S. Fossel,       Director of UNUMProvident (insurance company)  $0           Over
Trustee since 1990   (since June 2002); Director of Northwestern                 $100,000
Age: 63              Energy Corp. (public utility corporation)
                     (since November 2004); Director of P.R.
                     Pharmaceuticals (October 1999-October 2003);
                     Director of Rocky Mountain Elk Foundation
                     (non-profit organization) (February
                     1998-February 2003); Chairman and Director
                     (until October 1996) and President and Chief
                     Executive Officer (until October 1995) of the
                     Manager; President, Chief Executive Officer
                     and Director of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent holding
                     company of the Manager), Shareholders
                     Services, Inc. and Shareholder Financial
                     Services, Inc. (until October 1995). Oversees
                     38 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Sam Freedman,        Director of Colorado Uplift (charitable        $10,001-$50,0Over
Trustee since 1996   organization) (since September 1984). Mr.                   $100,000
Age: 65              Freedman held several positions with the
                     Manager and with subsidiary or affiliated
                     companies of the Manager (until October
                     1994). Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Beverly L. Hamilton, Trustee of Monterey Institute for              $0           Over
Trustee since 2002   International Studies (educational                          $100,000
Age: 59              organization) (since February 2000); Board
                     Member of Middlebury College (educational
                     organization) (since 2005) Director of The
                     California Endowment (philanthropic
                     organization) (since April 2002); Director
                     (February 2002-2005) and Chairman of Trustees
                     (since 2006) of the Community Hospital of
                     Monterey Peninsula; Director (October
                     1991-2005) and Vice Chairman (since 2006) of
                     American Funds' Emerging Markets Growth Fund,
                     Inc. (mutual fund); President of ARCO
                     Investment Management Company (February
                     1991-April 2000); Member of the investment
                     committees of The Rockefeller Foundation and
                     The University of Michigan; Advisor at Credit
                     Suisse First Boston's Sprout venture capital
                     unit (venture capital fund) (1994-January
                     2005); Trustee of MassMutual Institutional
                     Funds (investment company) (1996-June 2004);
                     Trustee of MML Series Investment Fund
                     (investment company) (April 1989-June 2004);
                     Member of the investment committee of
                     Hartford Hospital (2000-2003); and Advisor to
                     Unilever (Holland) pension fund (2000-2003).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
Robert J. Malone,    Director of Jones International University     Over         Over
Trustee since 2002   (educational organization) (since August       $100,000     $100,000
Age: 61              2005); Chairman, Chief Executive Officer and
                     Director of Steele Street State Bank
                     (commercial banking) (since August 2003);
                     Director of Colorado UpLIFT (charitable
                     organization) (since 1986); Trustee of the
                     Gallagher Family Foundation (non-profit
                     organization) (since 2000); Former Chairman
                     of U.S. Bank-Colorado (subsidiary of U.S.
                     Bancorp and formerly Colorado National Bank)
                     (July 1996-April 1999); Director of
                     Commercial Assets, Inc. (real estate
                     investment trust) (1993-2000); Director of
                     Jones Knowledge, Inc. (2001-July 2004); and
                     Director of U.S. Exploration, Inc. (oil and
                     gas exploration) (1997-February 2004).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
F. William           Trustee of MassMutual Select Funds (formerly   $10,001-$50,0Over
Marshall, Jr.,       MassMutual Institutional Funds) (investment                 $100,000
Trustee since 2000   company) (since 1996) and MML Series
Age: 63              Investment Fund (investment company) (since
                     1996) Trustee (since 2003) and Chairman
                     (1994- 2005) of the Investment Committee and
                     Trustee (since 2003) and Chairman
                     (1994-2005)of the Investment Committee of the
                     Worcester Polytech Institute (private
                     university); President and Treasurer of the
                     SIS Funds (private charitable fund) (since
                     January 1999); Chairman of SIS & Family Bank,
                     F.S.B. (formerly SIS Bank) (commercial bank)
                     (January 1999-July 1999); and Executive Vice
                     President of Peoples Heritage Financial
                     Group, Inc. (commercial bank) (January
                     1999-July 1999). Oversees 40 portfolios in
                     the OppenheimerFunds complex.*
---------------------------------------------------------------------------------------------
*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

The address of Mr. Murphy is Two World Financial  Center,  225 Liberty Street,
11th Floor, New York, New York 10281-1008.  Mr. Murphy serves as a Trustee for an indefinite  term, or until his  resignation,  retirement,  death or removal and as an officer for an annual term,  or until his  resignation,  retirement, death  or  removal.  Mr. Murphy  is  an  "Interested  Trustee"  because  he is affiliated  with the  Manager by virtue of his  positions  as an  officer  and director of the  Manager,  and as a  shareholder  of its parent  company.  Mr.
Murphy was  elected as a Trustee  of the Fund with the  understanding  that in the event he ceases to be the chief executive officer of the Manager,  he will resign as a Trustee of the Fund and the other Board II Funds  (defined  below)
for which he is a director or trustee.
--------------------------------------------------------------------------------------------
                              Interested Trustee and Officer
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Name, Position(s)    Principal Occupation(s) During the Past 5        Dollar     Aggregate
                                                                                  Dollar
                                                                                 Range Of
                                                                                  Shares
                                                                     Range of   Beneficially
                                                                      Shares     Owned in
Held with the Fund,  Years; Other Trusteeships/Directorships Held;  Beneficially    All
Length of Service,   Number of Portfolios in the Fund Complex        Owned in   Supervised
Age                  Currently Overseen                              the Fund      Funds
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                    As of December 31, 2005
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
John V. Murphy,      Chairman, Chief Executive Officer and          $10,001-$50,Over
President,           Director (since June 2001) and President                   $100,000
Principal Executive  (since September 2000) of the Manager;
Officer and Trustee  President and director or trustee of other
since 2001           Oppenheimer funds; President and Director of
Age: 56              OAC and of Oppenheimer Partnership Holdings,
                     Inc. (holding company subsidiary of the
                     Manager) (since July 2001); Director of
                     OppenheimerFunds Distributor, Inc.
                     (subsidiary of the Manager) (since November
                     2001); Chairman and Director of Shareholder
                     Services, Inc. and of Shareholder Financial
                     Services, Inc. (transfer agent subsidiaries
                     of the Manager) (since July 2001); President
                     and Director of OppenheimerFunds Legacy
                     Program (charitable trust program established
                     by the Manager) (since July 2001); Director
                     of the following investment advisory
                     subsidiaries of the Manager: OFI
                     Institutional Asset Management, Inc.,
                     Centennial Asset Management Corporation,
                     Trinity Investment Management Corporation and
                     Tremont Capital Management, Inc. (since
                     November 2001), HarbourView Asset Management
                     Corporation and OFI Private Investments, Inc.
                     (since July 2001); President (since November
                     2001) and Director (since July 2001) of
                     Oppenheimer Real Asset Management, Inc.;
                     Executive Vice President of Massachusetts
                     Mutual Life Insurance Company (OAC's parent
                     company) (since February 1997); Director of
                     DLB Acquisition Corporation (holding company
                     parent of Babson Capital Management LLC)
                     (since June 1995); Member of the Investment
                     Company Institute's Board of Governors (since
                     October 3, 2003); Chief Operating Officer of
                     the Manager (September 2000-June 2001);
                     President and Trustee of MML Series
                     Investment Fund and MassMutual Select Funds
                     (open-end investment companies) (November
                     1999-November 2001); Director of C.M. Life
                     Insurance Company (September 1999-August
                     2000); President, Chief Executive Officer and
                     Director of MML Bay State Life Insurance
                     Company (September 1999-August 2000);
                     Director of Emerald Isle Bancorp and Hibernia
                     Savings Bank (wholly-owned subsidiary of
                     Emerald Isle Bancorp) (June 1989-June 1998).
                     Oversees 87 portfolios in the
                     OppenheimerFunds complex.
--------------------------------------------------------------------------------------------

     The addresses of the officers in the chart below are as follows: for
Messrs. Steinmetz, Gillespie, and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs.
Petersen, Szilagyi, Vandehey, and Wixted and Ms. Ives, 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement death or removal.

-----------------------------------------------------------------------------------------
                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Arthur P. Steinmetz,   Senior Vice President of the Manager (since March 1993) and of
Vice President and     HarbourView Asset Management Corporation (since March 2000).  An
Portfolio Manager      officer of 4 portfolios in the OppenheimerFunds complex.
since 1989
Age:  47
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,      Senior Vice President and Chief Compliance Officer of the
Vice President and     Manager (since March 2004); Vice President of OppenheimerFunds
Chief Compliance       Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2004     Shareholder Services, Inc. (since June 1983); Vice President and
Age: 55                Director of Internal Audit of the Manager (1997-February 2004).
                       An officer of 87 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian W. Wixted,       Senior Vice President and Treasurer of the Manager (since March
Treasurer since 1999   1999); Treasurer of the following: HarbourView Asset Management
Age: 46                Corporation, Shareholder Financial Services, Inc., Shareholder
                       Services, Inc., Oppenheimer Real Asset Management Corporation,
                       and Oppenheimer Partnership Holdings, Inc. (since March 1999),
                       OFI Private Investments, Inc. (since March 2000),
                       OppenheimerFunds International Ltd. and OppenheimerFunds plc
                       (since May 2000), OFI Institutional Asset Management, Inc.
                       (since November 2000), and OppenheimerFunds Legacy Program
                       (since June 2003); Treasurer and Chief Financial Officer of OFI
                       Trust Company (trust company subsidiary of the Manager) (since
                       May 2000); Assistant Treasurer of the following: OAC (since
                       March 1999), Centennial Asset Management Corporation (March
                       1999-October 2003) and OppenheimerFunds Legacy Program (April
                       2000-June 2003); Principal and Chief Operating Officer of
                       Bankers Trust Company-Mutual Fund Services Division (March
                       1995-March 1999). An officer of 87 portfolios in the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian Petersen,        Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer    Manager/Financial Product Accounting of the Manager (November
since 2004             1998-July 2002). An officer of 87 portfolios in the
Age: 35                OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian C. Szilagyi,     Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer    Director of Financial Reporting and Compliance of First Data
since 2005             Corporation (April 2003-July 2004); Manager of Compliance of
Age: 35                Berger Financial Group LLC (May 2001-March 2003). An officer of
                       87 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Robert G. Zack,        Executive Vice President (since January 2004) and General
Secretary since 2001   Counsel (since March 2002) of the Manager; General Counsel and
Age: 57                Director of the Distributor (since December 2001); General
                       Counsel of Centennial Asset Management Corporation (since
                       December 2001); Senior Vice President and General Counsel of
                       HarbourView Asset Management Corporation (since December 2001);
                       Secretary and General Counsel of OAC (since November 2001);
                       Assistant Secretary (since September 1997) and Director (since
                       November 2001) of OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc; Vice President and Director of Oppenheimer
                       Partnership Holdings, Inc. (since December 2002); Director of
                       Oppenheimer Real Asset Management, Inc. (since November 2001);
                       Senior Vice President, General Counsel and Director of
                       Shareholder Financial Services, Inc. and Shareholder Services,
                       Inc. (since December 2001); Senior Vice President, General
                       Counsel and Director of OFI Private Investments, Inc. and OFI
                       Trust Company (since November 2001); Vice President of
                       OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                       President and General Counsel of OFI Institutional Asset
                       Management, Inc. (since November 2001); Director of
                       OppenheimerFunds (Asia) Limited (since December 2003); Senior
                       Vice President (May 1985-December 2003), Acting General Counsel
                       (November 2001-February 2002) and Associate General Counsel (May
                       1981-October 2001) of the Manager; Assistant Secretary of the
                       following: Shareholder Services, Inc. (May 1985-November 2001),
                       Shareholder Financial Services, Inc. (November 1989-November
                       2001), and OppenheimerFunds International Ltd. (September
                       1997-November 2001). An officer of 87 portfolios in the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2004             General Counsel (December 2000-April 2004), Corporate Vice
Age: 37                President (May 1999-April 2001) and Assistant General Counsel
                       (May 1999-December 2000) of UBS Financial Services Inc.
                       (formerly, PaineWebber Incorporated). An officer of 87
                       portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Kathleen T. Ives,      Vice President (since June 1998) and Senior Counsel and
Assistant Secretary    Assistant Secretary (since October 2003) of the Manager; Vice
since 2001             President (since 1999) and Assistant Secretary (since October
Age: 40                2003) of the Distributor; Assistant Secretary of Centennial
                       Asset Management Corporation (since October 2003); Vice
                       President and Assistant Secretary of Shareholder Services, Inc.
                       (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                       Program and Shareholder Financial Services, Inc. (since December
                       2001); Assistant Counsel of the Manager (August 1994-October
                       2003). An officer of 87 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Phillip S. Gillespie,  Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary    (since September 2004); First Vice President (2000-September
since 2004             2004), Director (2000-September 2004) and Vice President
Age: 41                (1998-2000) of Merrill Lynch Investment Management. An officer of 87 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------

Remuneration of the Officers and Trustees. The officers and the Interested
Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The Independent Trustees received the compensation shown below from the Fund for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended September 30, 2005.
The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended
December 31, 2005.

---------------------------------------------------------------------------------
Name of Trustee and Other Fund    Aggregate Compensation    Total Compensation
                                                            From the Fund and
Position(s) (as applicable)         From the Fund((1))       Fund Complex(2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Armstrong                     $19,542                 $178,000
Chairman of the Board and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Avis                           $13,010                 $118,500
Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George C. Bowen                          $13,010                 $118,500
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward L. Cameron                        $14,931                 $136,000
Audit Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jon S. Fossel                            $14,931                 $124,100
Review Committee Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Sam Freedman                             $13,010                 $118,500
Review Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Beverly Hamilton                        $13,080(3)               $107,175
Review Committee Member and
Governance Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Malone                        $15,008(4)               $134,868
Governance Committee Chairman
and
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
F. William Marshall, Jr.                 $13,010              $169,500((5))
Audit Committee Member and
Governance Committee Member
---------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual
   Institutional Funds, the MassMutual Select Funds and the MML Series
   Investment Fund, the investment adviser for which is the indirect parent company of the Fund's Manager also serves as the Sub-Advisor to the following: MassMutual Premier International Equity Fund, MassMutual
   Premier Main Street Fund, MassMutual Premier Strategic Income Fund,
   MassMutual Premier Capital Appreciation Fund, and MassMutual Premier
   Global Fund. The Manager does not consider MassMutual Institutional Funds,
   MassMutual Select Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Includes $13,080 deferred by Ms. Hamilton under the "Deferred
   Compensation Plan" described below.
4.    Includes $15,008 deferred by Mr. Malone under the "Deferred
   Compensation Plan" described below.
5.    Includes $51,000 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

      Deferred Compensation Plan For Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by Trustees under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

|X|   Major Shareholders. As of December 30, 2005 the only persons or entities who owned of record or were known by the Fund to own beneficially 5%
or more of any class of the Fund's outstanding securities were:

      Charles Schwab & Co, Inc., Special Custody Account for the Exclusive
      Benefit of Customers, 101 Montgomery St, San Francisco, CA
      94104-4211, which owned 62,775,696.153 Class A shares (5.51% of the
      Class A shares then outstanding).

      Citigroup Global Markets Inc, 333 West 34th Street, New York, NY
      10001-2483, which owned 10,582,328.430 Class B shares (5.17% of the
      Class B shares then outstanding).

      Citigroup Global Markts, Inc., 333 West 34th St, New York, NY
      10001-2483, which owned 10,575,929.340 Class C shares (5.59% of the
      Class C shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E.
      Fl. #3, Jacksonville, FL 32246-6484, which owned 10,173,531.054 Class
      C shares (5.38% of the Class C shares then outstanding).

      MLPF&S for the Sole Benefit of its Customers, 4800 Deer Lake Dr. E.
      Fl. #3, Jacksonville, FL 32246-6484, which owned 1,531,198.145 Class
      N shares (7.27% of the Class N shares then outstanding).

      Oppenheimer Portfolio Series Active Allocation, 6803 South Tucson
      Way, Centennial, CO 80112-3924, which owned 10,608,554.043 Class Y shares (52.01% of the Class Y shares then outstanding).

      New Mexico Savings Plan-TEP, Moderate Portfolio, PO Box 5270, Denver,
      CO 80217-5270, which owned 2,966,399.766 Class Y shares (14.54% of the Class Y shares then outstanding).

      New Mexico Savings Plan-TEP, Moderately Aggressive Portfolio, PO Box
      5270, Denver, CO 80217-5270, which owned 1,851,251.765 Class Y shares
      (9.07% of the Class Y shares then outstanding).

      New Mexico Savings Plan-TEP Ultra Conservative Portfolio, PO Box
      5270, Denver, CO 80217-5270, which owned 1,543,933.370 Class Y shares
      (7.57% of the Class Y shares then outstanding).

      Taynik & Co., c/o Investors Bank & Trust, PO Box 9130, Boston MA
      02117-9130, which owned 1,307,548.437 Class Y shares (6.41% of the
      Class Y shares then outstanding).

      OFI Trust Company Tr, OppenheimerFunds, Inc., Deferred Compensation
      Plan, 255 Liberty St. Fl. #11, New York, NY 10281-1024, which owned
      1,023,763.389 Class Y shares (5.01% of the Class Y shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the
Guidelines, the Manager will vote the portfolio proxy in accordance with the
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of
            independent registered public accounting firm, unless
            circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the
            nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
            super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it
            considers to be excessive.

      The Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525-7048 and (ii) on the
SEC's website at www.sec.gov.

|X|   The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Fixed Income Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.
      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are
applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years were:

-------------------------------------------------------------------------------
Fiscal Year ended 9/30:            Management Fees Paid to OppenheimerFunds,
                                                  Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2003                                   $32,424,727
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2004                                   $33,967,119
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2005                                   $33,309,652
-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any good faith errors or omissions in connection with any matters to which the investment advisory agreement relates..

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

Portfolio Manager. The Fund's portfolio is managed by Arthur P. Steinmetz
(referred to as the "Portfolio Manager").  He is the person responsible for the day-to-day management of the Fund's investments.

             Other Accounts Managed.  In addition to managing the
      Fund's investment portfolio, Mr. Steinmetz also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by Mr. Steinmetz as of September
      30, 2005.  No portfolio or account has an advisory fee based on performance:

                                   Registered     Other Pooled
                                   Investment      Investment       Other
                                    Companies       Vehicles     Accounts**
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------
                                        6              3              4
      Accounts Managed
      ------------------------------------------------------------------------
      ------------------------------------------------------------------------
                                      $11,778.8        $56.4       $1,018.9
      Total Assets Managed*

      *  In millions.
      **Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

           As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies.  For example he may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
      Manager could have an incentive to favor the other fund or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the portfolio manager from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

     Compensation of the Oppenheimer Portfolio Managers.  The Fund's
      Portfolio Manager is employed and compensated by the Manager, not the
      Fund. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager.  This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors.  The
      Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value.
      As of September 30, 2005, the portfolio managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.  Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper
      - Multi-Sector Income Funds.  Other factors include management quality
      (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio
      Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
      Portfolio Manager.  The compensation structure of the other funds managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

                  Ownership of Fund Shares.  As of September 30, 2005,
      the Portfolio Manager beneficially owned shares of the Fund as follows:

                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Arthur Steinmetz                          None

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the
Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commissions or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of
Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

      During the fiscal year ended September 30, 2005, the Fund executed no transactions and paid no commissions to firms that provide research services.

   ---------------------------------------------------------------------
                             Total Brokerage Commissions Paid by the
   Fiscal Year Ended 9/30:                    Fund*
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2003                            $1,061,756
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2004                            $1,150,143
   ---------------------------------------------------------------------
   ---------------------------------------------------------------------
            2005                             $333,050
   ---------------------------------------------------------------------
   *Amounts  do  not  include   spreads  or  commissions  on  principal
   transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

----------------------------------------------
             Aggregate      Class A
             Front-End
             Sales Charges  Front-End Sales
Fiscal Year  on Class A     Charges Retained
Ended 9/30:  Shares         by Distributor(1)
----------------------------------------------
----------------------------------------------
    2003       $5,134,030      $1,418,393
----------------------------------------------
----------------------------------------------
    2004       $6,035,218      $1,886,271
----------------------------------------------
----------------------------------------------
    2005       $7,698,135      $2,269,622
----------------------------------------------
1.    Includes amounts  retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

-----------------------------------------------------------------------------
Fiscal     Concessions on  Concessions on  Concessions on   Concessions on
Year       Class A Shares  Class B Shares  Class C Shares   Class N Shares
Ended      Advanced by     Advanced by     Advanced by      Advanced by
9/30:      Distributor(1)  Distributor(1)  Distributor(1)   Distributor(1)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
   2003       $594,870       $6,186,560       $1,150,531        $122,428
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
   2004       $424,340       $3,391,476       $1,122,696        $199,149
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
   2005       $484,436       $2,599,144       $1,237,921        $192,208
-----------------------------------------------------------------------------
1.    The   Distributor    advances    concession    payments   to   financial
   intermediaries  for  certain  sales of Class A  shares  and for  sales of
   Class B, Class C and Class N shares  from its own  resources  at the time of sale.

------------------------------------------------------------------------------
             Class A

                            Class B         Class C          Class N
             Contingent     Contingent      Contingent       Contingent
             Deferred       Deferred Sales  Deferred Sales   Deferred Sales
Fiscal  Year Sales Charges  Charges         Charges          Charges
Ended 9/30:  Retained by    Retained by     Retained by      Retained by
             Distributor    Distributor     Distributor      Distributor
------------------------------------------------------------------------------
------------------------------------------------------------------------------
    2003        $115,085      $6,274,772        $97,016          $41,724
------------------------------------------------------------------------------
------------------------------------------------------------------------------
    2004        $73,000       $3,803,185        $117,463         $22,540
------------------------------------------------------------------------------
------------------------------------------------------------------------------
    2005         $9,298       $2,114,614        $121,168         $44,508
------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A the plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended September 30, 2005 payments under the Class A plan totaled $10,768,143, of which $31,844 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $604,386 paid to an affiliate of the Distributor's parent company.  Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the
Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold.
Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another broker-dealer of record.  If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B, Class C and Class
         N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------
   Distribution and Service Fees Paid to the Distributor for the Fiscal Year
                                  Ended 9/30
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:            Total          Amount        Distributor's     Distributor's
                                                 Aggregate       Unreimbursed
                                                Unreimbursed     Expenses as %
                 Payments      Retained by     Expenses Under    of Net Assets
                Under Plan     Distributor          Plan           of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan   $10,198,995    $7,808,819(1)     $95,359,491         10.38%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan    $7,471,089    $1,046,009(2)     $22,928,061          2.91%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N Plan     $345,046      $214,515(3)       $1,074,287          1.29%
--------------------------------------------------------------------------------
1.    Includes  $87,098  paid  to an  affiliate  of the  Distributor's  parent company.
2.    Includes  $202,293  paid to an  affiliate  of the  Distributor's  parent company.
3.    Includes  $11,935  paid  to an  affiliate  of the  Distributor's  parent company.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the Conduct Rules of the National  Association of  Securities  Dealers,  Inc. on payments of  asset-based  sales  charges and service fees.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this Statement of Additional Information. Additionally, the
Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services.
Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o     Payments made by the Fund, or by an investor buying or selling shares of the Fund may include:

o     depending on the share class that the investor selects, contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries (see "About Your
              Account" in the Prospectus);
o     ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's distribution and/or service plans adopted under Rule 12b-1 under the Investment
              Company Act, which are paid from the Fund's assets and
              allocated to the class of shares to which the plan relates (see
              "About the Fund -- Distribution and Service Plans" above);
o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this Statement of Additional
Information. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2004, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  Advest Inc.                             Aegon
  A.G. Edwards & Sons, Inc                AIG Network
  Allianz Life Insurance Company          Allstate Life Insurance Company
  Ameritas Life Insurance Corporation     American Centurian Life Insurance
  American Enterprise Life Insurance      American Express Financial Advisors
                                          Inc.
  American Portfolios                     Annuity Investors Life
  AXA Advisors                            Banc One Securities Corporation
  Bank of New York                        Cadaret Grant & Co. Inc.
  Charter One Securities Inc.             Chase Investment Services
  Citigroup Financial Network             CitiStreet
  Citizens Bank of Rhode Island           CJM Planning Corp.
  Columbus Life Insurance Company         Commonwealth Financial Network
  CUNA Brokerage Services Inc.            CUSO Financial Services, L.P.
  Federal Kemper                          First Allied Securities Inc
  First Global Capital                    GE Financial Assurance
  GlenBrook Life and Annuity Co.          Great West Life & Annuity Co., Inc.
  HD Vest                                 Hewitt Associates
  HSBC Brokerage (USA) Inc.               ING Network
  Jefferson Pilot Securities Corporation  John Hancock Variable Life Insurance
                                          Company
  Kemper Life Assurance Company           Legend Equities Corporation
  Legg Mason Wood Walker, Incorporated    Lincoln National Life Insurance
                                          Company
  Lincoln Financial Advisors Corporation  Lincoln Investment Planning
  Linsco/Private Ledger Corp.             MassMutual Financial Group and
                                          affiliates
  McDonald Investments, Inc.              Merrill Lynch & Co., Inc. and
                                          affiliates
  Metlife and affiliates                  Minnesota Life Insurance Company
  Morgan Stanley DW Inc.                  NPH Network
  Nationwide and affiliates               New York Life Securities, LLC
  PacLife Network                         Park Avenue Securities LLC
  Planmember Securities Corporation       Prime Capital Services, Inc.
  Princor Financial Services Corporation  Protective Life Insurance Co.
  Provident Mutual Insurance Company      Prudential Investment Management
                                          Services LLC
  Raymond James Financial Services, Inc.  Raymond James & Associates, Inc.
  RBC Dain Rauscher Inc.                  Securities America, Inc.
  Security Benefit Life Insurance Company Signator Investments
  Sun Life Insurance Company              Suntrust Investment Services, Inc.
  Tower Square Securities, Inc            Travelers Life & Annuity Co., Inc.
  UBS Financial Services Inc.             Union Central Life Insurance Company
  Wachovia Securities LLC                 Wells Fargo Investments, LLC

      For the year ended December 31, 2004, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  ABN AMRO                                ADP
  Alliance Benefit Group                  AMVESCAP Retirement Plans
  American Stock & Transfer               Baden Retirement
  BCG                                     Benefit Administration Co., LLC
  Benefit Administration, Inc.            Benefit Plans Administrative Services
  Benetech, Inc.                          BISYS Retirement Services
  Boston Financial Data Services          Ceridian
  Circle Trust Company                    Citigroup
  CitiStreet                              CPI
  Daily Access.Com, Inc.                  Digital Retirement Solutions
  Dyatech                                 ERISA Administrative Services, Inc.
  ExpertPlan.com                          FAScore
  FBD Consulting                          Federated Investors
  Fidelity Institutional                  First National Bank of Omaha
  First Trust Corp.                       Franklin Templeton
  Geller Group                            Gold K
  Great West Financial Services           Hartford Life Insurance Co.
  Equities, Inc.
  ICMA - RC Services                      In West Pension Mgmt
  Independent Plan Coordinators           Ingham Group
  Interactive Retirement Systems, Ltd.    Invesmart, Inc.
  Kaufman & Goble                         Leggette & Co., Inc.
  Manulife                                MassMutual Financial Group and
                                          affiliates
  Matrix Settlement & Clearance Services  Mellon HR Solutions
  Merrill Lynch & Co., Inc.               Metavante
  Metlife Securities Inc.                 MFS Investment Management
  Mid Atlantic Capital Corp.              Milliman USA
  Morgan Stanley DW Inc.                  National City Bank
  National Financial Services Corp.       National Investors Services Corp.
  Nationwide Investment Service Corp.     New York Life Investment Management,
                                          Inc.
  Northwest Plan Services                 Pension Administration and Consulting
  PFPC, Inc.                              PSMI Group
  Putnam Fiduciary Trust Company          Quads Trust Company
  RSM McGladrey                           SAFECO
  Charles Schwab & Co., Inc.              Security Trust Company
  Sentinel / National Life                Standard Insurance Co
  Stanley, Hunt, Dupree & Rhine           State Street Bank & Trust Company
  Suntrust Investment Services, Inc.      Swerdlin & Co.
  T. Rowe Price Brokerage Services, L.P.  Taylor, Perky & Parker, LLC
  The 401k Company                        The Investment Center, Inc.
  Trusource                               Union Bank and Trust Co.
  USI Consulting Group                    Vanguard Group
  Web401K.com                             Wilmington Trust Company

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the
Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

Standardized Yield  = 2[( a - b +1)(6) -1 ]
                          ------
                           cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the  average  daily  number  of shares  of that  class  outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum  offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B, Class C and Class N shares is the net asset value per share, without considering the effect of contingent deferred sales charges. There is no sales charge on
Class Y shares.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

--------------------------------------------------------------------
      The Fund's Yields for the 30-Day Periods Ended 9/30/05
--------------------------------------------------------------------
--------------------------------------------------------------------
Class of        Standardized Yield            Dividend Yield
Shares
--------------------------------------------------------------------
--------------------------------------------------------------------
               Without       After        Without         After
                Sales        Sales         Sales          Sales
               Charge        Charge        Charge        Charge
--------------------------------------------------------------------
--------------------------------------------------------------------
Class A         4.83%        4.59%         4.68%          4.45%
--------------------------------------------------------------------
--------------------------------------------------------------------
Class B         4.07%         N/A          3.92%           N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
Class C         4.07%         N/A          3.93%           N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
Class N         4.39%         N/A          4.26%           N/A
--------------------------------------------------------------------
--------------------------------------------------------------------
Class Y         5.09%         N/A          4.94%           N/A
--------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period, and total returns for the periods prior to 03/01/01 (the inception date for Class N shares) are based on the Fund's Class A returns, adjusted to reflect the higher Class N 12b-1 fees. There is no sales charge on Class Y shares.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.
---------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 9/30/05
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                               class if less)   class if less)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class       97.30%  107.13%    4.55%    9.77%    7.32%   8.37%    7.03%    7.55%
A(1)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class
B(2)        98.46%   98.46%    3.94%    8.94%    7.25%   7.55%    7.09%    7.09%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class
C(3)        91.95%   91.95%    7.96%    8.96%    7.58%   7.58% 6.74%(3)    6.74%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class
N(4)        43.07%   43.07%    8.27%    9.27% 8.13%(4) 8.13%(4)     N/A      N/A
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class
Y(5)        63.79%   63.79%    9.73%    9.73%    8.46%  8.46_% 6.64%(5)    6.64%
---------------------------------------------------------------------------------
1.    Inception of Class A:   10/16/1989
2.    Inception of Class B:   11/30/1992
3.    Inception of Class C:   5/26/1995
4.    Inception of Class N:   3/1/2001
5.    Inception of Class Y:   1/26/1998

-----------------------------------------------------------------------------
  Average Annual Total Returns for Class A(1) Shares (After Sales Charge)
                       For the Periods Ended 9/30/05
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
                                 1-Year          5-Year          10-Year
                                              (or life of      (or life of
                                             class if less)  class if less)
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on Distributions     2.13%           4.74%            3.94%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on                   2.92%           4.63%            4.01%
Distributions and
Redemption of Fund Shares
-----------------------------------------------------------------------------
   1. Inception of Class A: 10/16/1989

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among the multi-sector bond category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange (the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund               Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund    Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund    Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                         Oppenheimer   Principal   Protected  Main
Oppenheimer Champion Income Fund         Street Fund
                                         Oppenheimer   Principal   Protected  Main
Oppenheimer Convertible Securities Fund  Street Fund II
                                         Oppenheimer   Principal   Protected  Main
Oppenheimer Developing Markets Fund      Street Fund III
Oppenheimer Disciplined Allocation Fund  Oppenheimer Quest Balanced Fund
                                         Oppenheimer  Quest  Capital  Value  Fund,
Oppenheimer Discovery Fund               Inc.
                                         Oppenheimer  Quest   International  Value
Oppenheimer Dividend Growth Fund         Fund, Inc.
Oppenheimer Emerging Growth Fund         Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund              Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.            Oppenheimer Real Estate Fund
Oppenheimer Global Fund                  Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund    Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                  Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund              Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund      Oppenheimer Total Return Bond Fund
Oppenheimer   International  Diversified
Fund                                     Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund    Oppenheimer Value Fund
Oppenheimer  International Small Company
Fund                                     Limited-Term New York Municipal Fund
Oppenheimer International Value Fund     Rochester Fund Municipals

Oppenheimer Limited Term California Fund Oppenheimer Portfolio Series:
                                             Active Allocation Fund
                                             Aggressive Investor Fund
                                             Conservative Investor Fund
Oppenheimer Limited-Term Government Fund     Moderate Investor Fund
And the following money market funds:

Oppenheimer Cash Reserves                Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.      Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash
Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter.
Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without paying a front-end or contingent deferred sales charge) do not count toward satisfying the amount of the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information.  Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.

      |X|         Class A Shares Subject to a Contingent Deferred Sales
Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a U.S.
holiday). All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on NASDAQ(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined by the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R)on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
         Fund's drafts (checks) are payable to pay all checks drawn on the
         Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the
         Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at
4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix C to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|         Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust    Centennial New York Tax Exempt
                                             Trust
   Centennial Government Trust               Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal Fund
   Municipals
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund      Oppenheimer Limited Term California
                                             Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York             Oppenheimer New Jersey Municipal Fund
   Municipals
   Oppenheimer Balanced Fund                 Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund     Oppenheimer Principal Protected Main
                                             Street Fund
   Oppenheimer Capital Income Fund           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer Cash Reserves                 Oppenheimer Principal Protected Main
                                             Street Fund III
   Oppenheimer Champion Income Fund          Oppenheimer Quest Capital Value Fund,
                                             Inc.
   Oppenheimer Convertible Securities Fund   Oppenheimer Quest International Value
                                             Fund, Inc.
   Oppenheimer Disciplined Allocation Fund   Oppenheimer Rochester National
                                             Municipals
   Oppenheimer Dividend Growth Fund          Oppenheimer Total Return Bond Fund
   Oppenheimer Gold & Special Minerals
   Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o     Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other
      Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/16/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Oppenheimer
Rochester National Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a
Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals acquired by exchange of Class A shares of any
Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Oppenheimer Limited Term New York Municipal Fund and
Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves
the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      |X|   Qualification as a Regulated Investment Company. The Fund has
elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. Federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a
PFIC, even if those amounts are paid out as dividends to shareholders.  To avoid imposition of the interest charge, the Fund may elect to
"mark-to-market" all PFIC shares that it holds at the end of each taxable year.  In that case, any increase or decrease in the value of those shares would be recognized as ordinary income or as ordinary loss (but only to the extent of previously recognized "mark-to-market" gains).

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      |X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person.  Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds into which you may exchange shares. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other
Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. J.P. Morgan Chase Bank is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP serves as the independent registered public accounting firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

..

OPPENHEIMER STRATEGIC INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC INCOME FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Strategic Income Fund, including the statement of investments, as of
September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Strategic Income Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 15, 2006

                     99 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2006
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.51%, 11/25/35 1                                                     $       2,450,000   $     2,452,626
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.39%, 4/20/08 1                                                                1,450,000         1,451,109
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.81%, 5/25/34 1                                                                9,060,000         9,100,706
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.43%, 9/25/36 1                                                               2,090,000         2,090,000
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.43%, 5/26/36 1                                                               3,665,000         3,667,294
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2005-A, Automobile Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                                    675,171           674,954
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities,
Series 2006-A, Cl. A2, 5.30%, 5/26/09                                                                   4,070,000         4,070,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile
Asset-Backed Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                          4,920,000         4,850,863
------------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                         1,463,649         1,463,742
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-C, Asset-Backed Certificates,
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                                   419,897           418,623
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                                 2,155,677         2,146,737
Series 2005-D, Cl. AV2, 5.60%, 10/25/35 1                                                                 250,000           250,274
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.43%, 5/16/36 1                                                                4,590,000         4,592,873
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                    1,059,858         1,058,970
------------------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34                              5,076,405         4,928,018
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                               5,742,413         5,691,594
------------------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                   15,441,000        15,675,358
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7, Asset-Backed Certificates,
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                               358,234           357,189
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-10, Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 5.484%, 2/25/36 1                                                              3,558,808         3,561,698
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                             1,720,000         1,717,335
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset Backed Certificates,
Series 2005-17, Cl. 1AF1, 5.53%, 5/25/36 1                                                              2,562,754         2,565,859
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                             1,150,000         1,147,907

                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                           $         741,690   $       741,917
Series 2006-C, Cl. A2, 5.33%, 5/8/09 3                                                                  7,100,000         7,099,645
------------------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations,
Series1A, Cl. C2, 11.96%, 4/15/11 4,5,15                                                               15,000,000             1,500
------------------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 5                                                                3,083,887           510,769
------------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 4,5,15                                                                    2,275,079            22,751
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.54%, 11/25/35 1                                               7,200,000         7,207,662
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.38%, 5/15/36 1                                                2,374,859         2,376,511
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.434%, 7/7/36 1                                                1,850,000         1,851,158
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.414%, 7/25/36 1                                               3,620,000         3,622,264
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                    2,702,984         2,683,117
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,5                                                      6,523,018            97,845
------------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                                        4,814,000         4,289,866
------------------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                                    5,214,000         1,156,802
------------------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                                   5,160,193         5,152,967
------------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-3, Cl. A2, 3.73%, 10/18/07 5                                                                1,305,431         1,304,173
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.59%, 1/20/35 1                                                   2,565,543         2,569,540
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                               3,245,583         3,236,647
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                2,557,223         2,545,710
------------------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations,
Series 2A, Cl. C1, 0.307%, 3/24/14 1,5                                                                  3,433,919           137,357
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.43%, 9/29/36 1                                                5,330,000         5,330,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.59%, 7/25/35 1                                                             2,230,000         2,235,127
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.762%, 1/25/29 5                                                              4,420,411           928,286

                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                                           $       4,583,384   $     4,573,876
------------------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                                     359,922           359,967
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.43%, 7/1/36 1                                                                 6,040,000         6,043,780
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                                  852,059           848,023
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                                   898,899           893,063
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                 1,670,000         1,654,767
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                   1,810,000         1,808,909
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32 4.45%, 7/25/28                                                                3,393,424         3,364,886
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.41%, 7/25/36 1                                                               2,248,858         2,250,269
------------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 5.428%, 9/25/36 1                                                4,510,000         4,509,161
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.39%, 4/25/36 1                                                                 2,483,764         2,485,475
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                                  136,436           135,787
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                3,793,349         3,781,362
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.424%, 7/25/36 1                              3,600,000         3,602,251
                                                                                                                    ----------------
Total Asset-Backed Securities (Cost $199,814,969)                                                                       165,346,919

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.5%
------------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                                4,599,837         4,627,190
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                    5,070,000         4,960,808
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                  3,549,024         3,609,285
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                  3,313,443         3,341,402
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1                                                                 445,411           444,875
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 8.20%, 6/22/24 6                                           6,736,843           257,036
------------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multi-Class Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.43%, 8/25/08 1                                                                3,768,385         3,772,165

                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                          $       1,311,000   $     1,309,532
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                 7,915,636         7,999,740
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                 1,732,811         1,769,553
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                7,315,671         7,309,386
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO:
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                 2,365,198         2,373,103
Series 2006-AB4, Cl. A1A, 6.005%, 6/25/08                                                               7,520,000         7,525,875
------------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 5.543%, 10/15/30 1,5                                                        36,400,000        10,920,000
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                                     2,453,592         2,533,242
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                           6,107,550         5,899,495
5%, 10/1/36                                                                                            17,996,000        17,309,903
6%, 4/1/17-9/1/24                                                                                      26,308,932        26,682,938
6.50%, 4/1/18-8/1/32                                                                                   14,311,669        14,640,092
7%, 8/1/21-10/1/31                                                                                      6,796,664         7,005,349
7.50%, 2/1/32-4/1/36                                                                                   10,589,431        11,007,495
8.50%, 8/1/31                                                                                             717,091           769,579
10%, 4/1/20-5/1/20                                                                                        198,147           219,456
10.50%, 5/1/20                                                                                            295,302           330,723
11.50%, 10/1/16                                                                                           222,587           241,408
12%, 5/1/10-6/1/17                                                                                        706,487           770,305
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                                       1,811,760         1,840,326
Series 3057, Cl. LG, 5%, 10/15/35                                                                       5,000,000         4,672,932
Series 3105, Cl. BD, 5.50%, 1/15/26                                                                     8,122,000         8,129,895
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                    19,202,109        19,254,942
Series 3153, Cl. FJ, 5.71%, 5/15/36 1                                                                   2,338,201         2,344,981
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                     9,528,668         9,709,957
Series 2002-66, Cl. FG, 6.33%, 9/25/32 1                                                                8,892,727         9,047,178
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                     1,989,442         2,030,694
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                      1,288,332         1,316,837
Series 2173, Cl. Z, 6.50%, 7/15/29                                                                      4,994,385         5,148,959
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                     1,434,006         1,471,726
Series 2387, Cl. PD, 6%, 4/15/30                                                                          968,030           969,194
Series 2500, Cl. FD, 5.83%, 3/15/32 1                                                                     840,263           849,026
Series 2526, Cl. FE, 5.73%, 6/15/29 1                                                                   1,074,995         1,079,569
Series 2551, Cl. FD, 5.73%, 1/15/33 1                                                                     842,687           851,893

                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2583, Cl. KA, 5.50%, 3/15/22                                                             $       1,459,863   $     1,458,415
Series 2939, Cl. PE, 5%, 2/15/35                                                                       11,489,000        10,773,811
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.667%, 7/1/26 6                                                                   3,356,432           747,036
Series 183, Cl. IO, 8.234%, 4/1/27 6                                                                    1,349,217           293,166
Series 192, Cl. IO, 13.941%, 2/1/28 6                                                                     590,751           125,938
Series 200, Cl. IO, 13.272%, 1/1/29 6                                                                     713,211           156,137
Series 203, Cl. IO, 3.706%, 6/1/29 6                                                                    2,528,921           548,865
Series 204, Cl. IO, (6.142)%, 5/1/29 6                                                                    207,878            45,763
Series 205, Cl. IO, 10.148%, 9/1/29 6                                                                   3,216,207           715,616
Series 206, Cl. IO, (13.726)%, 12/1/29 6                                                                1,110,456           258,545
Series 207, Cl. IO, (16.958)%, 4/1/30 6                                                                 1,256,119           281,834
Series 2074, Cl. S, 0.394%, 7/17/28 6                                                                     776,505            73,961
Series 2079, Cl. S, (0.624)%, 7/17/28 6                                                                 1,222,768           121,739
Series 208, Cl. IO, (2.557)%, 6/1/30 6                                                                  2,217,363           480,353
Series 212, Cl. IO, 5.047%, 5/1/31 6                                                                    5,061,704         1,108,318
Series 214, Cl. IO, (8.788)%, 6/1/31 6                                                                  1,207,038           268,231
Series 2003-13, Cl. I O, 9.767%, 3/25/33 6                                                              6,057,153         1,334,273
Series 2003-26, Cl. I O, 10.614%, 4/25/33 6                                                             4,826,175         1,061,575
Series 2003-118, Cl. S, 10.01%, 12/25/33 6                                                              9,919,651         1,091,133
Series 2005-87, Cl. SG, 10.772%, 10/25/35 6                                                            17,490,125         1,012,771
Series 2526, Cl. SE, 2.072%, 6/15/29 6                                                                  1,920,308           100,569
Series 2819, Cl. S, 0.785%, 6/15/34 6                                                                  17,324,305         1,242,080
Series 2920, Cl. S, (0.487)%, 1/15/35 6                                                                10,196,523           491,200
Series 3000, Cl. SE, (4.389)%, 7/15/25 6                                                               12,554,617           480,052
Series 3004, Cl. SB, 8.215%, 7/15/35 6                                                                 19,212,358           562,661
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                                           2,872,913         2,776,667
4.50%, 10/1/21 3                                                                                       26,741,000        25,805,065
5%, 2/1/18-11/1/33                                                                                     71,692,437        69,822,672
5%, 10/1/21-10/1/36 3                                                                                  52,416,439        50,901,508
5.50%, 1/1/33-11/1/34                                                                                  84,309,976        83,325,551
5.50%, 10/1/21-10/1/36 3                                                                               77,891,000        76,986,168
6%, 7/1/24-5/1/33                                                                                      22,972,133        23,179,685
6%, 10/1/21-10/1/36 3                                                                                  29,043,000        29,453,486
6.50%, 6/1/17-9/1/32                                                                                   42,801,200        43,811,048
6.50%, 10/1/36 3                                                                                       20,373,000        20,748,637
7%, 11/1/17-9/1/34                                                                                     29,854,743        30,813,714
7.50%, 6/1/10-1/1/33                                                                                   16,574,874        17,211,627
8.50%, 7/1/32                                                                                             114,538           123,336
9.50%, 4/1/20-3/15/21                                                                                     191,897           209,398
11%, 10/15/15-2/1/26                                                                                      462,240           511,909

                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.: Continued
13%, 6/1/15                                                                                     $         102,012   $       114,242
15%, 4/15/13                                                                                              401,873           458,351
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T10, Cl. IO, (1.986)%, 12/25/41 6                                                          182,967,069         2,695,507
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T3, Cl. IO, 12.136%, 11/25/40 6                                                             21,000,954           397,743
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 8.085%, 7/25/41 6                                                               35,048,276           651,386
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                         230,489           236,117
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                                      2,627,896         2,783,616
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                  2,965,865         3,062,205
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        484,352           485,455
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                    214,810           219,252
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                        739,308           740,685
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                        306,162           306,024
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                        128,033           127,766
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                       5,174,162         5,252,948
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                                      2,646,745         2,685,176
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                                   6,057,949         6,236,461
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1                                                                1,216,230         1,226,463
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                   4,963,000         4,897,198
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                  12,066,000        11,879,574
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                   5,467,000         5,421,052
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                      4,650,000         4,551,334
Trust 2003-116, Cl. FA, 5.73%, 11/25/33 1                                                               1,082,074         1,087,949
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                     4,201,000         4,107,038
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                   2,865,000         2,801,873
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                   3,510,000         3,256,821
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                 2,910,000         2,815,628
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                  9,270,000         9,301,734
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 1                                                                4,352,129         4,243,130
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 1                                                                5,043,548         4,880,712
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 1                                                                  915,041           896,965
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  12,594,804        12,619,981
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 0.899%, 4/25/32 6                                                                1,008,490            72,327
Trust 2002-38, Cl. SO, (3.515)%, 4/25/32 6                                                                897,537            53,146
Trust 2002-39, Cl. SD, (1.665)%, 3/18/32 6                                                              1,470,717           110,605
Trust 2002-48, Cl. S, 1.226%, 7/25/32 6                                                                 1,617,186           124,943
Trust 2002-52, Cl. SL, 1.23%, 9/25/32 6                                                                   959,728            76,547
Trust 2002-53, Cl. SK, (1.213)%, 4/25/32 6                                                                917,065            78,398

                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security: Continued
Trust 2002-56, Cl. SN, 2.237%, 7/25/32 6                                                        $       2,217,399   $       175,501
Trust 2002-77, Cl. IS, 1.501%, 12/18/32 6                                                               1,529,137           122,020
Trust 2006-34, Cl. SK, 13.241%, 5/25/36 6                                                              16,897,259         1,276,444
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 12.052%, 5/1/23 6                                                                     1,238,495           284,508
Trust 240, Cl. 2, 20.817%, 9/1/23 6                                                                     2,004,394           446,103
Trust 247, Cl. 2, 13.627%, 10/1/23 6                                                                      251,048            59,994
Trust 301, Cl. 2, 6.416%, 4/1/29 6                                                                      1,968,421           421,809
Trust 303, Cl. IO, 11.777%, 11/1/29 6                                                                   1,189,618           278,272
Trust 313, Cl. 2, (6.97)%, 6/1/31 6                                                                     7,130,917         1,615,404
Trust 319, Cl. 2, 12.061%, 2/1/32 6                                                                        53,279            12,263
Trust 321, Cl. 2, 9.57%, 4/1/32 6                                                                       9,524,512         2,195,201
Trust 324, Cl. 2, 5.939%, 7/1/32 6                                                                      6,954,821         1,580,873
Trust 329, Cl. 2, 9.451%, 1/1/33 6                                                                     14,965,828         3,593,266
Trust 334, Cl. 12, 5.349%, 2/1/33 6                                                                     9,853,872         2,100,310
Trust 340, Cl. 2, 8.005%, 9/1/33 6                                                                      4,852,457         1,188,985
Trust 344, Cl. 2, 7.65%, 12/1/33 6                                                                      3,909,569           905,245
Trust 2001-61, Cl. SH, 8.995%, 11/18/31 6                                                               5,943,121           559,775
Trust 2001-63, Cl. SD, 2.209%, 12/18/31 6                                                                  77,847             7,445
Trust 2001-68, Cl. SC, 2.546%, 11/25/31 6                                                                  54,929             4,809
Trust 2001-81, Cl. S, 2.648%, 1/25/32 6                                                                 1,449,081           109,190
Trust 2002-9, Cl. MS, 1.19%, 3/25/32 6                                                                  1,881,042           150,756
Trust 2002-65, Cl. SC, (3.835)%, 6/25/26 6                                                              2,886,056           186,990
Trust 2002-77, Cl. SH, 2.876%, 12/18/32 6                                                               1,704,584           162,673
Trust 2003-4, Cl. S, 9.966%, 2/25/33 6                                                                  3,143,628           357,303
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 6                                                               6,025,517           705,289
Trust 2005-40, Cl. SA, (2.733)%, 5/25/35 6                                                             15,586,621           787,282
Trust 2005-40, Cl. SB, 0.265%, 5/25/35 6                                                                6,982,455           301,101
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 6                                                                7,986,842           456,463
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 6                                                               8,478,579           661,211
Trust 2006-75, Cl. SA, 8.486%, 8/25/36 6                                                                5,292,362           244,235
Trust 2682, Cl. TQ, 14.208%, 10/15/33 6                                                                 6,733,138           416,234
Trust 2981, Cl. BS, 14.201%, 5/15/35 6                                                                 12,913,052           596,964
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 340, Cl. 1, 5.181%, 9/1/33 7                                                            4,852,457         3,516,105
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                                   2,491,609         2,486,640
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                 2,940,000         2,912,854

                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                         $       1,103,370   $     1,111,664
Series 1998-C1, Cl. F, 7.185%, 5/15/30 1                                                                2,000,000         2,115,158
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.75%, 7/20/27 1                                                                                           11,879            11,981
7%, 1/15/28-1/20/30                                                                                     2,806,146         2,897,033
8%, 1/15/28-9/15/28                                                                                     1,226,126         1,300,394
11%, 10/20/19                                                                                              29,778            32,847
12%, 11/20/13-9/20/15                                                                                      44,616            49,934
12.50%, 12/15/13-11/15/15                                                                               1,741,367         1,936,383
13%, 10/15/15                                                                                           2,658,467         2,974,165
13.50%, 6/15/15                                                                                         3,571,550         4,023,524
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                     9,575,873        10,278,147
Series 2000-7, Cl. Z, 8%, 1/16/30                                                                       5,951,450         6,353,483
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, (1.078)%, 3/16/28 6                                                              1,522,286           134,227
Series 1998-19, Cl. SB, (0.434)%, 7/16/28 6                                                             2,470,926           242,921
Series 2006-47, Cl. SA, 16.226%, 8/16/36 6                                                              5,468,503           327,374
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                3,260,000         3,186,904
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                3,310,000         3,306,528
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                   10,200,699        10,810,782
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.731%, 2/25/32 1                                                              7,399,705         7,496,952
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                               1,220,000         1,196,804
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                               4,310,000         4,251,593
------------------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                                    8,115,000         8,642,480
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                                  9,627,000        10,405,758
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                 3,520,000         3,495,636
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 5                                                                 519,449           379,198
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                2,738,935         2,720,036

                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                            $       5,045,368   $     5,019,503
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                 3,055,589         3,036,475
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                  13,823,000        11,996,588
------------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                                  9,627,000        10,052,786
------------------------------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 4,5,15                                                                     624,465                --
Series 1992-2, Cl. B3, 10.324%, 4/15/09 1,5                                                               135,251                42
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                           380,000           408,271
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                  8,890,000         8,894,167
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-BackedPass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                   8,743,213         8,737,324
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                                   8,007,405         7,999,272
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                                      598,566           601,848
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                                 455,022           464,780
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                    2,407,000         2,418,026
------------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 4.286%, 9/15/22 6                                                               18,392,200           449,268
Series 1995-2B, Cl. 2IO, 8.288%, 6/15/25 6                                                              1,326,631            31,006
Series 1995-3, Cl. 1IO, (6.974)%, 9/15/25 6                                                            42,214,929           374,940
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                   5,800,000         5,736,569
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.673%, 5/25/35 1                                                              2,194,521         2,188,420
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.58%, 7/25/45 1                                                             2,883,587         2,892,126
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-DD Trust, CMO Mtg.
Pass-Through Certificates, Series 2004-DD, Cl. 2A1, 4.509%, 1/25/35 1                                     255,388           254,588
                                                                                                                    ----------------
Total Mortgage-Backed Obligations (Cost $1,030,340,562)                                                               1,009,936,331

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.5%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8,9                                                             61,690,000        58,586,253
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07 9                                                    150,000           147,444

                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 9                                                                               $       3,100,000   $     3,019,115
5.25%, 7/18/11                                                                                         80,930,000        82,152,286
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                               335,000           333,260
4.25%, 7/15/07 9                                                                                          505,000           501,355
4.75%, 12/15/10 9                                                                                      15,620,000        15,544,290
6%, 5/15/11 9                                                                                          22,400,000        23,423,814
6%, 5/15/08 9,10                                                                                       15,044,000        15,281,274
6.625%, 9/15/09 10                                                                                     32,926,000        34,481,227
------------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
6.132%, 1/15/21 8,9                                                                                    51,220,000        25,224,621
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 5.02%, 11/9/06 9,11,12                                                           293,925,000       292,367,369
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 9                                                                                          415,000           397,784
5.25%, 2/15/29 9                                                                                       40,170,000        42,489,215
5.50%, 8/15/28 9,10                                                                                       152,000           165,680
7.25%, 5/15/16 9,10                                                                                     2,734,000         3,277,598
STRIPS, 4.941%, 2/15/16 8,10                                                                           23,586,000        15,248,302
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 8/31/11 9                                                                                      29,711,000        29,752,803
5.125%, 6/30/11 9                                                                                      13,327,000        13,625,298
                                                                                                                    ----------------
Total U.S. Government Obligations (Cost $652,810,286)                                                                   656,018,988

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--23.0%
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.5%
Argentina (Republic of) Bonds:
2%, 9/30/14 5 [ARP]                                                                                    13,011,900         4,267,253
5.589%, 8/3/12 1                                                                                       48,514,501        44,802,964
Series V, 7%, 3/28/11                                                                                  52,430,000        49,587,122
------------------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 4,5 [ARP]                                                                             208,251            90,145
------------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 5 [ARP]                                                    17,611,439         8,500,019
                                                                                                                    ----------------
                                                                                                                        107,247,503

------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.8%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                                            70,980,000        54,276,524
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                                9,450,000        14,120,896
------------------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.192%, 12/14/06 8 [EUR]                                          22,950,000        28,918,176
                                                                                                                    ----------------
                                                                                                                         43,039,072

                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL--2.0%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                                     $      26,600,000   $    29,286,600
8.75%, 2/4/25                                                                                          32,645,000        38,961,808
8.875%, 10/14/19                                                                                       25,985,000        30,883,173
10.50%, 7/14/14                                                                                        24,810,000        31,235,790
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                       7,950,000         8,733,075
                                                                                                                    ----------------
                                                                                                                        139,100,446

------------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                          7,080,000         8,363,250
8.25%, 1/15/15 2                                                                                        6,790,000         8,020,688
                                                                                                                    ----------------
                                                                                                                         16,383,938

------------------------------------------------------------------------------------------------------------------------------------
CANADA--0.8%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                                                          65,285,000        58,651,659
------------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.4%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                        27,157,000        27,564,355
10.75%, 1/15/13                                                                                         8,000,000         9,808,000
12%, 10/22/15 [COP]                                                                                49,296,000,000        23,498,351
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                                  23,854,260,000        10,633,740
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                                   22,580,000        24,950,900
                                                                                                                    ----------------
                                                                                                                         96,455,346

------------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                                     21,445,000         3,700,451
4%, 11/15/15 [DKK]                                                                                     15,950,000         2,775,045
7%, 11/10/24 [DKK]                                                                                      5,820,000         1,385,552
------------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                           23,020,000         3,940,710
                                                                                                                    ----------------
                                                                                                                         11,801,758

------------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%, 9/27/11                                      1,876,658         2,026,791
------------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                                                       4,802,000         5,270,195
7.65%, 6/15/35 2                                                                                        4,735,000         5,101,963
                                                                                                                    ----------------
                                                                                                                         10,372,158

------------------------------------------------------------------------------------------------------------------------------------
FRANCE--1.9%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                                     59,985,000        73,217,511

                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FRANCE Continued
France (Government of) Obligations Assimilables du Tresor Bonds,
4%, 4/25/55 [EUR]                                                                                      25,690,000   $    33,269,855
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.195%, 12/14/06 8 [EUR]                                        18,630,000        23,472,652
                                                                                                                    ----------------
                                                                                                                        129,960,018

------------------------------------------------------------------------------------------------------------------------------------
GERMANY--1.8%
Germany (Federal Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]                                       36,260,000        47,119,930
------------------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills,
Series 0906, 3.359%, 3/14/07 8 [EUR]                                                                   62,930,000        78,613,623
                                                                                                                    ----------------
                                                                                                                        125,733,553

------------------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                                       21,830,000        28,889,504
------------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                                       2,972,000         3,514,390
10.25%, 11/8/11                                                                                         1,205,000         1,424,913
                                                                                                                    ----------------
                                                                                                                          4,939,303

------------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                                        2,670,000         2,730,075
7.25%, 4/20/15 2                                                                                        4,450,000         4,689,188
------------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                                  6,210,000         7,288,988
                                                                                                                    ----------------
                                                                                                                         14,708,251

------------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                            101,230,000        25,226,569
------------------------------------------------------------------------------------------------------------------------------------
ITALY--1.5%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 3.40%, 7/1/09 1 [EUR]                     40,215,000        51,219,165
------------------------------------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                                                                    42,280,000        54,835,703
                                                                                                                    ----------------
                                                                                                                        106,054,868

------------------------------------------------------------------------------------------------------------------------------------
JAPAN--1.0%
Japan (Government of) Bonds:
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                            2,523,000,000        21,296,256
Series 7, 0.80%, 3/10/16 [JPY]                                                                      5,368,056,000        44,469,090
                                                                                                                    ----------------
                                                                                                                         65,765,346

                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 5 [MYR]                             57,058,000   $    17,173,097
------------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                      26,605,000         7,246,400
                                                                                                                    ----------------
                                                                                                                         24,419,497

------------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.9%
Mexican Williams Sr. Nts., 6.03%, 11/15/08 1,5                                                          1,500,000         1,545,938
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                                          35,543,000        41,087,708
8.30%, 8/15/31                                                                                          2,000,000         2,499,000
11.375%, 9/15/16                                                                                           45,000            64,688
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                                                             18,630,000        20,493,000
                                                                                                                    ----------------
                                                                                                                         65,690,334

------------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20 5                                        3,585,000         3,578,278
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                                2,312,295         2,182,603
                                                                                                                    ----------------
                                                                                                                          5,760,881

------------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.7%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                         39,951,000        39,751,245
9.375%, 4/1/29                                                                                          5,500,000         7,122,500
                                                                                                                    ----------------
                                                                                                                         46,873,745

------------------------------------------------------------------------------------------------------------------------------------
PERU--1.6%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                                          7,075,000         7,577,325
7.84%, 8/12/20 [PEN]                                                                                  102,295,000        33,409,443
8.20%, 8/12/26 5 [PEN]                                                                                 10,835,000         3,609,333
8.375%, 5/3/16                                                                                          3,210,000         3,715,575
9.91%, 5/5/15 [PEN]                                                                                    63,042,000        23,268,520
Series 7, 8.60%, 8/12/17 [PEN]                                                                         24,020,000         8,284,554
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                      10,583,000         4,060,056
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1                                 1,064,000         1,053,360
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 8                                                         24,145,946        13,542,254
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                                11,120,000        13,677,600
                                                                                                                    ----------------
                                                                                                                        112,198,020

                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--1.3%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                                     $      38,400,000   $    42,336,000
8.375%, 2/15/11                                                                                         5,050,000         5,454,000
9.50%, 2/2/30                                                                                           9,510,000        11,744,850
------------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                                             27,181,000        28,506,074
                                                                                                                    ----------------
                                                                                                                         88,040,924

------------------------------------------------------------------------------------------------------------------------------------
POLAND--0.7%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 8 [PLZ]                                                                 36,350,000        11,172,606
Series DS1013, 5%, 10/24/13 [PLZ]                                                                      37,200,000        11,744,493
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                     8,540,000         2,744,177
Series 0511, 4.25%, 5/24/11 [PLZ]                                                                      77,135,000        23,499,001
                                                                                                                    ----------------
                                                                                                                         49,160,277

------------------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.0%
Russian Ministry of Finance Debs., Series VII, 3%, 5/14/11                                              3,560,000         3,198,019
------------------------------------------------------------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Bonds, 7%, 9/26/16                                                                 7,900,000         7,781,500
------------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                          9,675,000         9,771,750
9.50%, 1/15/14                                                                                          6,050,000         6,912,125
11%, 1/14/13                                                                                            2,590,000         3,128,979
                                                                                                                    ----------------
                                                                                                                         27,594,354

------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                                       13,585,000        25,461,224
6%, 12/7/28 [GBP]                                                                                      17,815,000        41,618,033
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                         13,870,000        25,488,712
                                                                                                                    ----------------
                                                                                                                         92,567,969

------------------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.6%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                                   4,835,000         4,847,088
------------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                                     222,660,000         9,560,630
8%, 11/18/22                                                                                           23,935,000        25,371,100
                                                                                                                    ----------------
                                                                                                                         39,778,818
                                                                                                                    ----------------
Total Foreign Government Obligations (Cost $1,557,044,880)                                                            1,595,915,445

                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.0%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.9%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                                               $       2,729,000   $     2,729,000
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                    6,631,000         6,481,803
9% Sr. Unsec. Nts., 7/1/15                                                                              6,000,000         6,120,000
------------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13 5                             1,000,000           945,000
------------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                               3,777,000         3,673,133
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                                   4,051,000         4,020,618
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                                 3,084,000         3,361,560
------------------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                                  1,700,000         1,691,500
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                             3,975,000         3,577,500
8.25% Sr. Unsec. Nts., 8/1/10                                                                           6,600,000         6,468,000
                                                                                                                    ----------------
                                                                                                                         39,068,114

------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                                    2,700,000         2,099,250
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                                    5,400,000         5,182,753
5.80% Sr. Unsec. Nts., 1/12/09                                                                            800,000           762,008
7.375% Nts., 10/28/09                                                                                  18,550,000        18,039,059
7.375% Unsec. Nts., 2/1/11                                                                              1,950,000         1,873,359
9.957% Nts., 4/15/12 1                                                                                  9,615,000        10,074,059
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                                   15,360,000        15,294,413
7.25% Nts., 3/2/11                                                                                      3,500,000         3,523,289
8% Bonds, 11/1/31                                                                                      10,590,000        11,103,318
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                                                                     4,000,000         3,705,000
8.375% Sr. Unsec. Debs., 7/15/33                                                                        1,400,000         1,218,000
------------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                                                                 940,000           989,350
10.50% Sr. Sub. Nts., 1/1/16 2                                                                          4,255,000         4,701,775
                                                                                                                    ----------------
                                                                                                                         78,565,633

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                                             2,825,000         2,867,375
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp.,
10.25% Sr. Sub. Nts., 6/1/16 2                                                                          3,345,000         3,436,988

                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                                                                     $       1,900,000   $     1,938,000
------------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                           4,101,000         4,300,924
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                         4,566,000         4,817,130
------------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                              4,895,000         4,723,675
------------------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                                      2,391,000         2,522,505
------------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2                                     4,600,000         4,197,500
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                                    700,000           672,875
8% Sr. Nts., 11/15/13                                                                                   1,900,000         1,942,750
------------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                                    4,915,000         5,209,900
------------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                                        3,382,000         3,648,333
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                         2,022,000         1,931,010
9% Sr. Sub. Nts., 3/15/12                                                                               7,132,000         7,479,685
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                           3,370,000         3,618,538
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                           5,121,000         5,313,038
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                                           3,200,000         3,160,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                     6,110,000         6,400,531
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                                      1,200,000         1,234,500
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                    1,670,000         1,640,775
6.375% Sr. Sub. Nts., 7/15/09                                                                           3,327,000         3,318,683
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                    2,330,000         2,283,400
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                                      900,000           900,000
8% Sr. Sub. Nts., 4/1/12                                                                                2,950,000         3,068,000
------------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                             1,000,000           972,500
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                           8,839,000         9,236,755
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75% Sr. Unsec. Sub. Nts., 3/1/15                                          1,665,000         1,629,619
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                       6,950,000         7,071,625
------------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                                   2,265,000         2,426,381
------------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 4,5,15                                                      10,800,000                --
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                          3,226,000         3,105,025
9.625% Sr. Nts., 6/1/14                                                                                 1,368,000         1,224,360
9.75% Sr. Nts., 4/15/13                                                                                 1,050,000           950,250
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                     10,325,000         9,718,406
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                     1,580,000         1,489,150
------------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                              8,600,000         8,266,750
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                       3,858,000         4,176,285

                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                $       1,500,000   $     1,473,750
------------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                  10,403,000        10,142,925
                                                                                                                    ----------------
                                                                                                                        136,205,533

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                        6,554,000         6,554,000
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                         2,738,000         3,010,792
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                            2,803,000         2,760,955
------------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                          2,474,000         2,547,898
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                     1,200,000         1,231,500
------------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                        1,971,000         2,020,275
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                    2,025,000         1,964,250
------------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                                1,925,000         1,977,938
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                     3,570,000         3,213,000
------------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                                       3,521,000         3,256,925
                                                                                                                    ----------------
                                                                                                                         28,537,533

------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                  3,450,000         3,415,500
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                               1,955,000         1,925,675
                                                                                                                    ----------------
                                                                                                                          5,341,175

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,15                                                                     1,400,000           857,500
8.125% Sr. Nts., Series B, 7/15/03 4,15                                                                 2,325,000         1,447,313
8.375% Sr. Nts., Series B, 2/1/08 4,15                                                                  4,236,000         2,636,910
9.25% Sr. Unsec. Nts., Series B, 10/1/02 4,15                                                           6,065,000         3,760,300
9.875% Sr. Nts., Series B, 3/1/07 4,15                                                                  1,800,000         1,120,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,15                                                                 800,000           522,000
10.875% Sr. Unsec. Nts., 10/1/10 4,15                                                                     200,000           124,500
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                     4,246,000         4,299,075
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                                         1,550,000         1,464,750
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                                      3,409,000         3,421,784
------------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                      975,000           860,438
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                           3,750,000         3,506,250
------------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                                                  2,290,000         2,244,200

                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                                 $       1,300,000   $     1,332,500
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                               3,830,000         3,906,600
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 2                                       20,029,000        20,454,616
------------------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                                     2,229,000         2,323,733
------------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 13                                              7,129,000         5,721,023
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Nts., 4/15/12 2                                                                               2,950,000         2,953,688
7.625% Sr. Unsec. Debs., 7/15/18                                                                          900,000           925,875
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                                         6,419,000         6,619,594
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                                                                        4,240,000         4,489,100
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                 2,509,000         2,603,088
9.875% Sr. Sub. Nts., 8/15/13                                                                           4,431,000         4,807,635
------------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 13                                                                    3,600,000         3,051,000
8% Unsec. Nts., 11/15/13                                                                               14,633,000        14,596,418
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
6.375% Sr. Unsec. Nts., 6/15/15                                                                         2,700,000         2,551,500
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                                         6,188,000         5,901,805
7% Sr. Nts., 10/1/13 2,3                                                                                2,150,000         2,112,375
7.125% Sr. Nts., 2/1/16 2                                                                               2,200,000         2,136,750
------------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                               3,296,000         3,308,360
------------------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc.,
7.625% Sr. Unsec. Sub. Nts., 3/1/14                                                                     1,925,000         1,888,906
------------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                                  648,000           602,640
------------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                                    4,023,000         3,877,166
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                                      1,800,000         1,820,250
------------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                      3,233,000         3,030,938
------------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 13                                               7,400,000         5,698,000
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 2,3                                                    4,910,000         4,903,863
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50% Sr. Nts., 10/15/15                                                                                1,895,000         1,892,631
------------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                     4,855,000         4,988,513
------------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                            1,900,000         1,686,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                    4,775,000         4,440,750
------------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 2,13                                                              5,360,000         3,169,100
10% Sr. Nts., 8/1/14 2                                                                                  7,265,000         7,546,519

                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                         $       1,475,000   $     1,530,313
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.757% Sr. Sec. Nts., 1/15/13 1,5                                         4,225,000         4,277,813
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                                    5,317,000         4,851,763
8.875% Sr. Unsec. Nts., 5/15/11                                                                         1,718,000         1,687,935
------------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                                 1,600,000         1,548,000
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                             10,815,000         9,922,763
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                             10,155,000         9,317,213
6.875% Sr. Nts., 1/15/13                                                                                6,800,000         6,239,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                            11,110,000        11,193,325
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 2                                     4,340,000         4,795,700
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                          2,992,000         3,070,540
------------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                                 1,999,000         2,148,925
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                                  14,037,000        13,429,808
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                                       11,275,000        11,486,406
8.75% Sr. Sub. Nts., 12/15/11                                                                           1,100,000         1,152,250
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                              800,000           786,000
------------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                             3,666,000         3,716,408
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                              3,100,000         3,131,000
------------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                                      2,300,000         2,254,000
------------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 13                                                9,185,000         6,888,750
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.75% Sr. Nts., 5/1/14 2                                                        800,000           772,000
                                                                                                                    ----------------
                                                                                                                        265,806,618

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                                      7,700,000         7,526,750
------------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                            6,770,000         7,226,975
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                                  2,060,000         2,235,100
                                                                                                                    ----------------
                                                                                                                         16,988,825

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                                5,880,000         6,049,050
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                                    1,000,000           982,500
------------------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                                3,327,000         3,119,063
------------------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 4,5,15                                                   4,300,000                --
------------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 11.132% Sr. Sec. Nts., 1/15/14 1,2                                              4,635,000         4,495,950

                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 5                                    $       3,851,000   $     4,082,060
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                       1,650,000         1,666,500
                                                                                                                    ----------------
                                                                                                                         20,395,123

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                                 5,830,000         6,194,375
------------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                                   3,888,000         4,053,240
10.258% Sr. Unsec. Unsub. Nts., 4/1/12 1                                                                4,570,000         4,729,950
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 5                                                      1,650,000         1,691,250
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                       2,865,000         2,728,913
                                                                                                                    ----------------
                                                                                                                         19,397,728

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                                  1,635,000         1,661,569
8.125% Sr. Sub. Nts., 1/15/12                                                                           2,025,000         2,103,469
                                                                                                                    ----------------
                                                                                                                          3,765,038

------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                                         6,697,000         6,479,348
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 4,5,15                                                      8,836,185                --
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                            3,801,000         3,829,508
9.50% Sr. Sec. Nts., 2/15/11                                                                            3,225,000         3,349,969
                                                                                                                    ----------------
                                                                                                                         13,658,825

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                     1,325,000         1,285,250
8.625% Sr. Sub. Nts., 12/15/12                                                                          3,955,000         4,167,581
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                                 1,838,000         1,805,835
8.875% Sr. Unsec. Nts., 3/15/11                                                                           623,000           599,638
------------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                             3,500,000         3,176,250
------------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                    3,336,000         3,402,720
8% Sr. Nts., Series B, 10/15/09                                                                         1,300,000         1,365,000
------------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                        4,351,000         8,594,832
                                                                                                                    ----------------
                                                                                                                         24,397,106

                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                    $       2,000,000   $     1,925,000
------------------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 2                                                   1,460,000         1,569,500
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                              2,550,000         2,052,750
                                                                                                                    ----------------
                                                                                                                          5,547,250

------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                              3,800,000         3,743,000
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                                3,092,000         3,223,410
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                                     3,588,000         3,767,400
                                                                                                                    ----------------
                                                                                                                         10,733,810

------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13 2                                                  8,170,000         8,448,009
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.7%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc., 7.125% Sr. Nts., 4/15/16 2                                                 1,600,000         1,552,000
------------------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/11 1                                                   1,829,000         1,922,736
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                           1,100,000         1,149,500
------------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                            807,000           821,123
------------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 2                                                                   1,920,000         1,828,800
------------------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 2                                                            1,590,000         1,645,650
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                        3,281,000         3,322,013
                                                                                                                    ----------------
                                                                                                                         12,241,822

------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                        3,281,000         3,166,165
------------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                            1,635,000         1,671,788
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                         2,000,000         1,920,000
6.875% Sr. Unsec. Nts., 1/15/16                                                                         6,473,000         6,359,723
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                              640,000           579,200
------------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                               6,345,000         6,154,650
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                         950,000           966,625
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                                          6,140,000         6,400,950
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                              4,453,000         4,586,590
------------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                           9,966,000        10,240,065
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                                3,570,000         3,623,550
------------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                                     900,000           909,000
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                     2,775,000         2,788,875

                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 2                                               $      23,680,000   $    29,540,800
------------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                           1,535,000         1,596,400
------------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13                                                     1,620,000         1,474,200
------------------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                                 8,195,000         7,893,162
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                           3,600,000         3,541,500
------------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                                                                            640,000           633,600
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                         3,377,000         3,343,230
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                                     8,661,000         9,384,194
8.50% Unsub. Nts., 2/15/08                                                                              3,586,000         3,717,786
9.125% Unsec. Unsub. Nts., 10/13/10                                                                     7,746,000         8,691,012
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                                   27,864,373        27,468,671
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Sub. Nts., 5/1/13 2                                                      1,610,000         1,648,238
------------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                    5,314,000         5,792,249
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                               4,200,000         4,000,500
------------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                           2,465,000         2,354,075
7.50% Sr. Sub. Nts., 5/15/16                                                                            6,525,000         6,590,250
------------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                                     5,502,000         5,728,814
8% Sr. Unsub. Nts., 3/1/32                                                                              4,332,000         4,811,245
8.875% Sr. Nts., 3/15/10                                                                                2,599,000         2,738,475
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                                    3,150,000         3,165,750
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                                    1,000,000         1,017,500
------------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                                        3,265,000         3,273,163
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                         1,925,000         2,040,500
------------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                                            17,587,000        17,499,065
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                        12,126,000        12,831,685
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                                                               2,450,000         2,373,438
6.625% Sr. Nts., 11/1/15 2                                                                              3,750,000         3,628,125
------------------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 6.40% Sr. Nts., 4/15/16 2                                         2,240,000         2,226,000
------------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                             2,000,000         1,970,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                                        600,000           591,000
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                                     9,762,000        10,054,860
7.625% Nts., 7/15/19                                                                                      600,000           627,000
8.75% Unsec. Nts., 3/15/32                                                                              3,825,000         4,207,500

                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 5                                      $       1,100,000   $     1,094,500
                                                                                                                    ----------------
                                                                                                                        246,915,668

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.4%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 2                                                                         2,450,000         2,474,500
9.265% Sr. Sec. Nts., 9/15/14 1,2                                                                       2,450,000         2,474,500
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08 5                                                                                       800,000           604,000
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                         1,956,000         2,009,790
8% Sr. Nts., 6/15/11                                                                                    2,710,000         2,818,400
                                                                                                                    ----------------
                                                                                                                         10,381,190

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                                    16,590,000        16,672,950
------------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 5                                                                4,012,000         4,312,900
------------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.751% Sr. Unsec. Nts., 7/8/09 8                                                                       16,420,000         9,852,000
11.601% Sr. Unsec. Nts., 1/12/10 8                                                                     21,550,000        10,947,400
12.278% Sr. Unsec. Nts., 3/9/09 8                                                                      16,420,000         9,342,980
------------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                             7,210,000         3,140,527
7.889% Nts., 1/25/12 1 [COP]                                                                        7,054,142,895         3,140,448
------------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 5                                           12,565,000        12,879,125
------------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 4,5,15                                    4,970,000                --
------------------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2                                 14,210,000        14,813,925
------------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.657% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11 1,5                                                                 4,800,000         4,800,000
------------------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                                                          18,020,000        18,185,063
------------------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                                              20,590,000        20,744,425
                                                                                                                    ----------------
                                                                                                                        128,831,743

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2,3                                                      615,000           625,763
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                                    503,000           471,563
------------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 5                                             10,758,721        10,489,753
------------------------------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                                            4,153,000         4,526,770
------------------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.64% Sec. Nts., Series 2005-93, 12/20/10 1,5                                             6,400,000         6,408,960

                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Credit Suisse First Boston International, Export-Import Bank of Ukraine
Loan Participation Nts., 8.40%, 2/9/16                                                          $      12,520,000   $    12,213,260
------------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.,
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 13                                                   3,290,000         2,685,463
------------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 2                                          3,035,000         3,103,288
------------------------------------------------------------------------------------------------------------------------------------
Itabo Finance SA, 10.875% Nts., 10/5/13 2,3                                                             2,602,000         2,649,096
------------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                     3,075,000         2,921,250
------------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                                4,815,000         4,802,963
------------------------------------------------------------------------------------------------------------------------------------
Reachcom Public Ltd., Renaissance Consumer Finance Bank of Russia
Loan Participation Nts., 10.50%, 7/27/07 5 [RUR]                                                       83,000,000         3,102,159
------------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 5,13                                          14,015,000         4,905,250
------------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                          1,000,000         1,008,750
10.239% Sr. Unsec. Nts., 5/1/10 1                                                                       1,000,000         1,032,500
                                                                                                                    ----------------
                                                                                                                         60,321,025

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                             4,011,000         4,266,701
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                                    3,825,000         3,729,375
------------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                           1,835,000         1,855,644
                                                                                                                    ----------------
                                                                                                                          9,851,720

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 5                                                  7,210,000         7,372,225
------------------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 5                                         9,675,000        10,207,125
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 5                                                   5,054,000         5,344,605
                                                                                                                    ----------------
                                                                                                                         22,923,955

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 2                                          1,605,000         1,532,775
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                                       2,000,000         1,980,000
------------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                                     2,359,000         2,488,745
                                                                                                                    ----------------
                                                                                                                          4,468,745

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                                    2,796,000         2,977,740
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                                    3,231,000         3,105,799
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                         3,330,000         3,267,563
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                     5,260,000         5,194,250

                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                    $       1,350,000   $     1,451,250
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                                      1,929,000         2,032,684
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                            4,067,000         4,148,340
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 5 [DEM]                                   1,700,000         1,140,764
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Securities, 6/15/11 5                                                                                   2,888,000         2,978,250
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13 5                                                  1,450,000         1,511,625
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                          4,007,000         3,400,941
6.375% Nts., 1/15/15                                                                                    6,048,000         4,898,880
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 2                                                           2,545,000         2,611,806
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                           1,295,000         1,265,863
6.875% Sr. Sub. Nts., 12/15/15                                                                          1,620,000         1,581,525
------------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                        1,605,000         1,572,900
------------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                               8,285,000         7,021,538
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                                3,170,000         2,801,488
7.375% Nts., 2/1/13                                                                                       118,000           106,938
9.875% Sr. Nts., 7/1/14                                                                                10,584,000        10,597,230
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                                       1,585,000         1,547,356
------------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                               100,000           104,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                      100,000           110,000
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 13                                 5,600,000         4,060,000
                                                                                                                    ----------------
                                                                                                                         69,488,730

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.8%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                  3,200,000         3,160,000
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                 2,047,000         2,139,115
------------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                 3,735,000         3,688,313
7.625% Sr. Sub. Nts., 2/1/18                                                                            1,110,000         1,132,200
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                           4,059,000         3,876,345
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                    1,800,000         1,755,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                         2,215,000         2,165,163
7.625% Sr. Sub. Nts., 6/15/12                                                                             600,000           621,000

                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                        $       2,024,000   $     2,165,680
11% Sr. Sub. Nts., 2/15/13                                                                              1,720,000         1,883,400
                                                                                                                    ----------------
                                                                                                                         22,586,216

------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 4,5,15                                                 11,115,000                --
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                                2,411,000         2,417,028
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                 2,060,000         1,972,450
------------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                                      3,253,000         3,464,445
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                      2,850,000         2,707,500
                                                                                                                    ----------------
                                                                                                                         10,561,423

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                                   815,000           812,963
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                                 8,000,000         7,920,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                    267,000           286,024
------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 4,5,15                                  3,462,000                --
------------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                             3,200,000         3,048,000
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                     3,335,000         3,284,975
7.50% Sr. Nts., 5/1/11                                                                                  1,500,000         1,541,250
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16 2,3                                                2,150,000         2,182,250
------------------------------------------------------------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr. Nts., 8/1/14 2                                                     490,000           504,700
                                                                                                                    ----------------
                                                                                                                         19,580,162

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 5                                                     9,750,000        10,115,625
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                            550,000           567,875
------------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                                2,407,000         2,274,615
------------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 5 [BRR]                                             8,285,000         4,239,094
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                           1,000,000         1,075,000
------------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                            2,411,000         2,543,605
                                                                                                                    ----------------
                                                                                                                         10,700,189

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 2                                     1,950,000         1,901,250
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                       360,000           336,600
                                                                                                                    ----------------
                                                                                                                          2,237,850

                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                          $       2,550,000   $     2,572,313
------------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                                         2,714,000         2,578,300
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                  2,990,000         3,049,800
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13 5                                                     650,000           643,500
------------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 5                                                  4,055,000         3,872,525
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                       2,050,000         2,014,125
------------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.:
7.375% Sr. Nts., 8/1/08 2                                                                                 600,000           513,000
10.50% Sr. Nts., 4/1/09 5                                                                               2,351,000         2,080,635
                                                                                                                    ----------------
                                                                                                                         17,324,198

------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% Sr. Nts., 5/15/16 2                                                                               1,595,000         1,547,150
7.905% Sr. Nts., 5/15/14 1,2                                                                              640,000           630,400
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                         2,125,000         2,135,625
------------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                               972,000           920,970
7.50% Sr. Unsec. Nts., 11/1/13                                                                            232,000           229,100
9.625% Sr. Nts., 12/1/12 5                                                                              3,820,000         4,125,600
------------------------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 2                                                     3,800,000         3,667,000
                                                                                                                    ----------------
                                                                                                                         13,255,845

------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                                               1,650,000         1,724,250
------------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Nts., 7/15/16 2                                                1,815,000         1,869,450
------------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                   1,645,000         1,673,788
------------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                        15,909,000        15,034,005
                                                                                                                    ----------------
                                                                                                                         20,301,493

------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 5,14                                                    2,188,000         2,559,960
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                                 13,199,000        11,813,105
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd.:
9.731% Sr. Nts., 7/15/11 1,2                                                                            1,630,000         1,691,125
10.75% Sr. Nts., 7/15/16 2                                                                              1,300,000         1,397,500
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,15                                12,679,000               127
                                                                                                                    ----------------
                                                                                                                         17,461,817

                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                                                                        $       3,060,000   $     3,060,000
6.80% Sr. Nts., 10/1/16                                                                                   920,000           920,000
8% Sr. Nts., 5/15/09                                                                                    2,518,000         2,618,745
                                                                                                                    ----------------
                                                                                                                          6,598,745

------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                           7,006,000         6,830,850
------------------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 5                                                                                3,280,000         3,345,600
11.75% Sr. Sub. Nts., 8/1/16 5                                                                          4,915,000         5,087,025
------------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                                          1,700,000         1,610,750
8.125% Sr. Sub. Nts., 3/1/16                                                                            3,970,000         3,910,450
------------------------------------------------------------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr. Unsec. Sub. Nts., 3/15/16                                         2,225,000         2,213,875
                                                                                                                    ----------------
                                                                                                                         22,998,550

------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 4,5,15 [EUR]                                     2,116,376                --
------------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 4,5,15                                     2,081,799                --
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 4,5,15 [EUR]                                              6,650,000                --
                                                                                                                    ----------------
                                                                                                                                 --

------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                                                                       4,340,000         4,513,600
------------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts., 5/15/14 5                                                 1,900,000         1,947,500
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                                       4,182,000         4,202,910
------------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                                         4,370,000         4,544,800
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                                    8,150,000         8,435,250
                                                                                                                    ----------------
                                                                                                                         23,644,060

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                                            6,701,000         6,818,268
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts., 5/15/13                                                         6,800,000         6,264,500
                                                                                                                    ----------------
                                                                                                                         13,082,768

                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                  $       4,644,000   $     4,829,760
10.125% Sr. Unsec. Nts., 9/1/08                                                                           118,000           125,523
10.625% Sr. Unsec. Nts., 5/1/11                                                                         1,351,000         1,455,703
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                                      4,910,000         4,836,350
------------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
8.375% Sr. Sub. Nts., 1/1/15 1,2                                                                        1,811,000         1,838,165
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                    4,243,000         4,327,860
------------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                                         706,000           806,605
11.625% Sr. Unsec. Nts., 10/15/10                                                                          76,000            84,360
------------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13 5                                                       118,000           132,160
------------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 2                                                         3,650,000         3,494,875
------------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                                    1,090,000         1,087,275
------------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 13                                    2,650,000         1,961,000
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                                             4,590,000         4,670,325
8.25% Sr. Unsec. Nts., 9/15/16                                                                          2,450,000         2,499,000
9.50% Sec. Nts., 12/15/08                                                                                  70,000            72,363
10.50% Sr. Sec. Nts., 6/1/13                                                                            3,875,000         4,281,875
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                                           1,350,000         1,336,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                                     875,000           940,625
------------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12 2                             2,810,000         2,897,813
                                                                                                                    ----------------
                                                                                                                         41,678,137

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 13                                                 5,990,000         4,163,050
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                    4,500,000         4,432,500
------------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                          3,810,000         3,876,675
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                         1,300,000         1,293,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                   5,614,000         5,543,825
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                                 5,738,000         5,895,795
9.50% Sr. Sub. Nts., 8/15/13                                                                            2,555,000         2,625,263
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                                 3,950,000         3,801,875
------------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                          3,281,000         3,477,860

                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                    $       2,792,000   $     2,882,740
8.25% Sr. Unsec. Nts., 5/15/13                                                                          1,618,000         1,666,540
8.75% Sr. Sec. Nts., 11/15/12                                                                           7,702,000         8,164,120
8.875% Sr. Sec. Nts., 2/15/09                                                                           5,700,000         5,885,250
------------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 4                                                           2,143,765         2,401,017
------------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                              6,158,000         5,349,763
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                                 3,145,000         3,034,925
9.75% Sr. Unsec. Nts., 2/1/11                                                                           6,879,000         7,119,765
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 2                                                        960,000         1,080,000
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                      6,543,000         6,084,990
                                                                                                                    ----------------
                                                                                                                         74,616,403

------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                          3,768,000         3,687,930
7.875% Sr. Unsec. Nts., 2/15/09                                                                         1,379,000         1,380,724
------------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                                  17,015,000        19,397,100
8.875% Nts., 11/17/14 2                                                                                 8,645,000         9,855,300
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                    2,055,000         2,065,275
------------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15 5                                1,970,000         1,960,150
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 4,5,15                             1,586,000                --
------------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                                     1,000,000         1,070,000
------------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                           2,974,000         3,354,003
------------------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                                   5,406,000         5,791,178
------------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                                  2,172,000         2,362,050
------------------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                                       1,100,000         1,149,500
------------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 1,2                                                              7,180,000         6,856,900
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                           2,125,000         2,202,031
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                                 1,949,000         2,090,303
10.75% Sr. Nts., 8/1/08                                                                                 3,197,000         3,472,741
                                                                                                                    ----------------
                                                                                                                         66,695,185

------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                                 3,900,000         3,568,500
------------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                                      1,925,000         1,920,188
8.85% Unsec. Bonds, 8/1/30                                                                              1,200,000         1,014,000
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                     1,500,000         1,511,250

                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                 $       1,100,000   $     1,086,250
------------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                      1,400,000         1,309,000
------------------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 4,5,15                                         6,414,000         4,008,750
------------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,14 [EUR]                                                    1,157,197         1,500,404
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                     1,665,000         1,525,556
------------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                 2,600,000         2,405,000
------------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.235%, Sr. Sec. Nts., 8/1/14 1,2                                                                       1,975,000         2,004,625
11.375% Sr. Sub. Nts., 8/1/16 2                                                                         1,975,000         1,970,063
                                                                                                                    ----------------
                                                                                                                         23,823,586

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 2                                                 12,700,000        12,414,250
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 4,5,15                               6,401,538                --
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 2                                                       3,355,000         3,581,463
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                               4,000,000         4,070,000
8.625% Sr. Nts., 1/15/15 1                                                                              3,595,000         3,693,863
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 10.75% Sr. Unsec. Unsub. Nts., 10/15/11                                          800,000           841,000
------------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 2                                            1,590,000         1,679,438
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 2                                                                                  3,280,000         3,394,800
9% Sr. Unsec. Nts., 8/15/14                                                                             5,470,000         5,675,125
------------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                                       2,200,000         2,211,000
7.90% Unsec. Nts., 8/15/10                                                                              5,197,000         5,365,903
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 1                         1,500,000         1,507,500
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Nts., 10/1/14 2                                                                               3,275,000         3,397,813
8.875% Unsec. Unsub. Nts., 3/15/12 1                                                                   13,690,000        15,007,663
------------------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 5 [PEN]                                           20,898,900         6,806,657
------------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 4,5,15                                                         5,035,000                --
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                               7,670,000         8,111,025
------------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15                           1,665,000         1,781,550
------------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 2                                                                               2,445,000         2,606,981
8.625% Sr. Nts., 8/1/16 2                                                                               2,445,000         2,628,375
                                                                                                                    ----------------
                                                                                                                         84,774,406

                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                         $         200,000   $       214,000
11% Sr. Unsec. Nts., 7/31/10                                                                              118,000           129,505
------------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                                 6,820,000         7,178,050
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                          750,000           772,500
7.50% Sr. Nts., 5/1/12 5                                                                                3,247,000         3,352,528
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 4,5,15                                      21,702,000                --
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                               6,810,000         7,269,675
------------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                            1,010,000         1,054,188
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                                3,294,000         3,281,648
9.757% Sr. Unsec. Nts., 10/15/12 1                                                                        955,000           978,875
------------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 9.257% Sr. Sec. Nts., 1/15/12 1                                                       850,000           877,625
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 10                                      18,460,000        19,065,100
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                                            200,000           211,000
------------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                                4,931,000         5,288,498
8% Sr. Sub. Nts., 12/15/12                                                                              3,844,000         4,103,470
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                           10,663,000        10,782,959
9.875% Sr. Nts., 2/1/10                                                                                 5,468,000         5,727,730
------------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                        2,503,000         2,728,270
                                                                                                                    ----------------
                                                                                                                         73,015,621

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 2                                                                               1,610,000         1,634,150
7.75% Sr. Nts., 6/15/16 2                                                                               2,255,000         2,294,463
------------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                                     403,000           417,681
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                    10,991,000        11,787,848
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, Escrow Shares, 5/1/07 5                                                 2,214,000                --
------------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                                             1,650,000         1,707,750
------------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                                                     11,790,000        13,640,865
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                                       900,000           860,625
------------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                            1,970,000         2,053,725
9.50% Sr. Sec. Nts., 7/15/13                                                                            4,460,000         4,649,550
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                                6,894,000         6,931,379
                                                                                                                    ----------------
                                                                                                                         45,978,036

                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                                 $       8,898,000   $     9,587,595
------------------------------------------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 5                                             3,330,000         3,446,550
------------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                               2,647,706         2,833,045
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                   3,130,000         3,063,488
8.375% Sr. Unsec. Nts., 5/1/16                                                                          3,195,000         3,266,888
8.75% Sr. Nts., 2/15/12                                                                                 1,335,000         1,390,069
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                          13,900,000        13,986,875
8.50% Sr. Unsec. Nts., 10/1/21                                                                          1,300,000         1,267,500
9.125% Sr. Unsec. Nts., 5/1/31                                                                          2,700,000         2,760,750
------------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                                       3,384,693         3,589,890
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                                                              14,525,000        14,470,531
                                                                                                                    ----------------
                                                                                                                         59,663,181

------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                            1,300,000         1,298,951
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                                 1,318,000         1,364,130
7.75% Sr. Nts., 8/1/10                                                                                  1,650,000         1,740,750
8.50% Sr. Nts., 4/15/11                                                                                 2,407,000         2,611,595
------------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                         670,000           662,432
                                                                                                                    ----------------
                                                                                                                          6,378,907
                                                                                                                    ----------------
Total Corporate Bonds and Notes (Cost $1,989,423,006)                                                                 1,943,278,223

                                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 5,14,15                                              338,141                --
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 2                                                       8,195         1,372,663
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 5,15                                                                                    43,000                --
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 5,14,15                                                   5,773                --
------------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 5,14                                                                                  1,873        15,642,725
9.75% Cv., Series AI 5,14,15                                                                                   --             3,173
------------------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 5,14                                                      19,310         3,871,655
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                                             51,500         2,842,800
------------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                                       300               885

                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 5,14                                                 2,511   $     3,057,143
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 5                                           61,550         8,693,938
                                                                                                                    ----------------
Total Preferred Stocks (Cost $45,340,232)                                                                                35,484,982

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.1%
------------------------------------------------------------------------------------------------------------------------------------
3i Group plc                                                                                               75,701         1,325,962
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 15                                                                                    90,209         3,292,629
------------------------------------------------------------------------------------------------------------------------------------
Anglo American plc                                                                                         30,900         1,300,919
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 5,15                                                                                    30,231           453,465
------------------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                                    16,527         1,327,005
------------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                                   27,682         1,407,601
------------------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                               539,100         4,399,056
------------------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                             12,860         1,383,664
------------------------------------------------------------------------------------------------------------------------------------
British Airways plc 15                                                                                    175,350         1,401,907
------------------------------------------------------------------------------------------------------------------------------------
British Land Co. plc                                                                                       52,770         1,347,681
------------------------------------------------------------------------------------------------------------------------------------
Brixton plc                                                                                               136,800         1,354,963
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5,15                                                                      56,470                --
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 15                                                          43,520         1,889,203
------------------------------------------------------------------------------------------------------------------------------------
Charter plc 15                                                                                             93,910         1,499,845
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                   431,648        12,509,159
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                                        88,293         1,181,360
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                             1,106            54,935
------------------------------------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                                             39,240         1,329,545
------------------------------------------------------------------------------------------------------------------------------------
Corus Group plc                                                                                           183,620         1,333,943
------------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 15                                                                       174,581           260,126
------------------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                                         33,760         1,482,921
------------------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                              116,000         1,359,847
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                                          9,001         1,352,530
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                                                                      69,285         1,467,214
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                                        93,817         1,490,632
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 15                                                                     442,193         3,104,195
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                                       6,792           228,755
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                             146,000         1,991,440
------------------------------------------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-Perrachon SA                                                 15,990         1,288,551
------------------------------------------------------------------------------------------------------------------------------------
Euronext NV                                                                                                15,250         1,482,244
------------------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                                          64,600         1,482,685
------------------------------------------------------------------------------------------------------------------------------------
Fujikura Ltd. 9                                                                                           116,000         1,274,948
------------------------------------------------------------------------------------------------------------------------------------
Furukawa Electric Co., Ltd. (The)                                                                         199,762         1,325,710

                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp. 15                                                                                           107,797   $       501,256
------------------------------------------------------------------------------------------------------------------------------------
Great Portland Estates plc 15                                                                             127,480         1,444,053
------------------------------------------------------------------------------------------------------------------------------------
Hammerson plc                                                                                              56,620         1,390,879
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 15                                                                 300,766         1,759,481
------------------------------------------------------------------------------------------------------------------------------------
Investec plc                                                                                              107,120         1,051,966
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 15                                                                                              81,469         4,362,665
------------------------------------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd.                                                             474,000         1,456,082
------------------------------------------------------------------------------------------------------------------------------------
JFE Holdings, Inc. 9                                                                                       33,800         1,324,817
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 15                                                                                   28,135         1,247,506
------------------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 15                                                                                        30,000           866,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 15                                                                       28,354         1,374,885
------------------------------------------------------------------------------------------------------------------------------------
Legal & General Group plc                                                                                   5,320            14,194
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 15                                                                         117,510         3,024,707
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 15                                                                         119,172         2,986,450
------------------------------------------------------------------------------------------------------------------------------------
London Stock Exchange Group plc                                                                            62,470         1,445,691
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 15                                                                      136,709         3,598,181
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                  16,184           724,881
------------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 15                                                                                            12,550           342,741
------------------------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                                                     1,260            13,907
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Heavy Industries Ltd.                                                                          328,815         1,365,539
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Materials Corp. 9                                                                              317,000         1,312,427
------------------------------------------------------------------------------------------------------------------------------------
Mittal Steel Co. NV                                                                                        56,749         1,981,800
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                             20,600         1,501,946
------------------------------------------------------------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG                                                               9,050         1,431,617
------------------------------------------------------------------------------------------------------------------------------------
Nippon Kayaku Co. Ltd.                                                                                    159,000         1,347,378
------------------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc. 9                                                                            187,000         1,326,901
------------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                                 71,300         1,255,484
------------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                                 602,120        15,311,912
------------------------------------------------------------------------------------------------------------------------------------
Odakyu Electric Railway Co. Ltd.                                                                          216,000         1,373,257
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 15                                                                                  59,993         1,126,069
------------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                                      47,810         1,358,015
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Corp.                                                                                              72,071         1,273,007
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 15                                                                              16,137           415,528
------------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 5,15,16                                                                                  1,034,256             8,274
------------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 5,15                                                                                799,833                --
------------------------------------------------------------------------------------------------------------------------------------
ProSieben Sat.1 Media AG                                                                                   50,901         1,413,540
------------------------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                                            121,050         1,399,546

                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group plc                                                                  520,050   $     1,450,831
------------------------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                                              15,303         1,439,853
------------------------------------------------------------------------------------------------------------------------------------
Shinko Securities Co. Ltd.                                                                                342,000         1,359,165
------------------------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                                                   122,000         1,359,170
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                                     8,500         1,352,697
------------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP 15                                                                                       220               548
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 5,15                                                                              10,861           142,279
------------------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries 9                                                                               334,960         1,289,041
------------------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,15                                                                                  59,250            59,250
------------------------------------------------------------------------------------------------------------------------------------
Vallourec SA                                                                                                6,120         1,422,681
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                               32,985         1,224,733
------------------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 5,15                                                                         43,569             1,743
------------------------------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                                                 39,660         1,429,774
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                                  24,268         1,431,816
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                                                    57,800         2,466,904
------------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 9,15                                                                        680,382           998,279
------------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 5,15                                                                                       16,235               162
------------------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 15                                                                                       40,006           195,229
------------------------------------------------------------------------------------------------------------------------------------
Xstrata plc                                                                                                30,550         1,262,406
                                                                                                                    ----------------
Total Common Stocks (Cost $138,859,194)                                                                                 141,404,183

                                                                                                            UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 5,15                                                                    2,200                --
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 15                                                                    2,497            18,543
------------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 5,15                                                                      6,650                --
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 5,15                                                           5,250                --
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,15                                                       800                --
------------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 5,15                                                                  34,425                --
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 5,15                                                                          6,600                --
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,15                                                   4,560                --
------------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,15                                                                        8,500                --
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 15                                                                 6,738             2,224
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 15                                                            17,634                13
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 5,15                                                                                           9,035           329,778
------------------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 15                                                          7,500             5,197

                     56 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                            UNITS        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 15                                                                             80,025   $        72,023
Series B Wts., Exp. 1/16/10 15                                                                             60,020            36,012
Series C Wts., Exp. 1/16/10 15                                                                             60,020            22,808
------------------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 5,15                                                          44,000               440
                                                                                                                    ----------------
Total Rights, Warrants and Certificates (Cost $885,987)                                                                     487,038

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--14.5%
------------------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 7.812%, 4/8/09 1,2 [EUR]                                           4,850,000         6,071,494
------------------------------------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd. Catastrophe Linked Nts., Series B,
15.44%, 11/15/10 1                                                                                      6,500,000         6,120,238
------------------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.90%, 5/26/09 1,5                                  6,250,000         6,304,375
------------------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Nts.:
8.515%, 6/13/08 1,2                                                                                     2,750,000         2,715,103
9.40%, 8/31/09 1                                                                                        3,950,000         3,942,298
------------------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.754%, 5/18/09 1,5                                        5,000,000         5,007,750
------------------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.239%, 1/7/09 1                                     5,250,000         5,206,950
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 17 [ARP]                                       10,355,000         8,873,522
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                              21,585,000         9,159,652
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                              33,875,000        14,374,947
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
14.809%, 1/5/10 8 [BRR]                                                                                18,237,724         5,454,374
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.427%, 1/2/09 8 [BRR]                                                                                17,433,522         5,977,494
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.728%, 1/3/08 8 [BRR]                                                                                15,201,753         5,961,565
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                                      7,230,000,000         3,335,636
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                            4,311,848,685         2,198,245
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                               10,085,000,000         5,141,484
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                                8,162,000,000         4,161,110
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                                6,891,000,000         3,513,135
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07
(linked to Dominican Republic Treasury Bills) 3,8 [DOP]                                               272,500,000         7,148,314
Dominican Republic Credit Linked Nts., 11.242%, 1/2/7
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  58,700,000         1,690,560
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                 142,700,000         3,926,664
Dominican Republic Credit Linked Nts., 16.50%, 3/12/07
(linked to Dominican Republic Treasury Bills) [DOP]                                                   132,800,000         3,736,882
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                             145,400,000         4,396,257
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  56,010,000         1,553,189

                     57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  50,870,000   $     1,407,046
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                 111,530,000         3,084,880
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          32,570,000         5,283,982
Egypt (The Arab Republic of) Credit Linked Nts., 9.079%, 3/22/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                           3,900,000           651,102
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08
(linked to Egyptian Treasury Bills) [EGP]                                                              23,760,000         4,095,538
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.775%, 2/22/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          31,030,000         5,215,899
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 8 [NGN]                            907,570,000         6,540,727
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                              1,761,000,000        14,159,620
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
14.50%, 4/4/11 [NGN]                                                                                1,281,000,000        10,309,181
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                         6,470,000         1,402,177
Zambia (Republic of) Credit Linked Nts., 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                           16,410,000,000         3,737,549
Zambia (Republic of) Credit Linked Nts., Series II, 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                            6,700,000,000         1,525,995
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                               68,000,000,000         7,750,157
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                                      232,499,000         8,817,760
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 5 [RUR]                            211,690,000         8,958,638
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                                221,305,000         9,280,370
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                                  230,095,000         8,798,134
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                                                 553,980,000        21,808,478
South African Rand Interest Bearing Linked Nts., Series FBi 43, 5.175%, 5/23/22 1                      14,280,000        14,387,100
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]                        15,823,000         3,511,699
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 3,8 [TRY]                          25,240,000        11,663,963
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                                   9,712,912         9,355,802
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]                         4,771,000         1,058,858
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]                        30,720,000         6,817,886
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]                                         19,110,000        15,331,099
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.09%, 1/5/11 5 [MXN]                                                        75,701,012         6,885,666
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.65%, 1/5/11 5 [MXN]                                                        49,570,093         4,525,740
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 8 [BRR]                                                33,618,120        11,741,526

                     58 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                                      10,875,000   $     7,175,646
Campania Total Return Linked Nts., 3.804%, 7/30/10 1,5 [EUR]                                           36,800,000        46,417,063
Campania Total Return Linked Nts., 3.846%, 7/30/10 1,5 [EUR]                                           31,000,000        39,156,364
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 [COP]                                    8,506,000,000         4,281,863
Egypt (The Arab Republic of) Total Return Linked Nts., 8.328%, 12/12/06
(linked to Egyptian Treasury Bills) 8 [EGP]                                                            46,890,000         8,007,732
Egypt (The Arab Republic of) Total Return Linked Nts., 9.170%, 1/30/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          18,000,000         3,060,814
European Investment Bank, Russian Federation Credit Linked Nts.,
5.502%, 1/19/10 8                                                                                       5,580,000         4,752,207
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 5                                                          10,485,000        10,499,522
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/24/09 [KZT]                                                                                1,345,160,000        10,861,648
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                              6,080,000         5,818,560
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                                 6,200,533         7,492,104
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                               352,600,000         2,785,361
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                                  474,000,000         3,975,543
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                              7,455,000         8,039,276
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                              7,455,000         7,894,570
Peru (Republic of) Credit Linked Nts., 6.73%, 2/20/11 1                                                 7,790,000         7,807,273
Romania (Republic of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                                         6,161,250         2,434,508
Russian Federation Credit Linked Nts., 0.00%, 12/2/09 8 [RUR]                                         155,437,000         6,206,166
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                             191,850,000         7,907,824
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                          5,430,000         5,453,512
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                                        5,480,000         5,487,014
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                          5,480,000         5,477,205
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                                        5,480,000         5,458,080
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                          5,480,000         5,439,503
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 [UAH]                                        20,075,400         4,101,753
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                        2,139,000           463,723
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                        7,579,000         1,643,083
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                                        15,868,000         3,137,071
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                              15,871,000         3,137,664
United Mexican States BORHIS Total Return Linked Nts.,
6.10%, 9/27/35 [MXN]                                                                                   17,060,000         5,928,637
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 5 [MXN]                                        49,642,956         4,521,103
Videocon International Ltd. Credit Linked Nts., 7.75%, 12/29/09 5                                      15,470,000        15,468,453
Volga Investments Ltd. Credit Linked Nts., Series III, 6.01%, 4/2/08                                   10,000,000        10,206,600
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index:
8.25% Pass-Through Certificates, Series 4-T1, 6/29/10 5                                                55,671,360        56,715,198
8.375% Pass-Through Certificates, Series 7-T1, 12/29/11 3,5                                               780,000           780,468
------------------------------------------------------------------------------------------------------------------------------------
Drewcat Capital Ltd. Catastrophe Linked Nts., Cl. A, 25.864%, 12/28/06 1,2                              6,730,000         6,778,288
------------------------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.74%, 4/8/09 1,5                                                  5,770,000         5,741,150
------------------------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.385%, 8/3/11 1,5                                         6,700,000         6,745,225
------------------------------------------------------------------------------------------------------------------------------------
Foundation RE Ltd. Catastrophe Linked Nts., 9.526%, 11/24/08 1,2                                        5,000,000         4,747,400
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return
Linked Nts., 8%, 5/13/09 [RUR]                                                                        358,300,000        14,629,932

                     59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 5 [UAH]                                                                               36,698,000   $     7,986,675
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 5 [ARP]                                       18,250,000        14,804,035
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 8 [BRR]                               42,180,340         7,997,736
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 8 [BRR]                               81,357,010        12,620,832
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 8 [ARP]                              27,660,000         6,707,021
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 5 [BRR]                                   30,560,000        17,639,851
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.553%, 1/2/15 8 [BRR]                    56,242,917         8,724,908
Brazil (Federal Republic of) Credit Linked Nts., 12.080%, 1/2/15 8 [BRR]                               26,663,580         4,136,295
Colombia (Republic of) Credit Linked Bonds, 10.190%, 1/5/16 8 [COP]                               115,400,000,000        17,645,944
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 8 [COP]                                82,000,000,000         8,465,768
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 8 [PEN]                                          24,240,000         3,639,169
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                               8,765,000         9,084,923
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                               6,092,000         2,474,751
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                                                      3,349,124         3,558,444
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/10/10
(linked to Romanian Treasury Bills) [RON]                                                              16,085,800         6,138,499
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                                              18,680,000         7,280,137
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                               1,487,000           580,678
Romania (Republic of) Total Return Linked Nts., 7.50%, 3/6/07
(linked to Romanian Treasury Bills) [RON]                                                               2,467,000           984,031
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                               1,478,000           587,062
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                               3,568,000         1,417,211
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                                              13,855,800         5,593,428
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 5 [RUR]                                           186,617,822         7,210,028
Total Return Linked Nts., Series B, 11%, 6/30/12 5 [RUR]                                              148,100,000         5,671,076
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                                    2,043,000,000        16,206,830
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                                     36,298,924        17,466,656
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 2                                    16,900,000        18,429,450
Philippines (Republic of the) Credit Linked Nts., 8.38%, 6/20/16 1,5                                    3,950,000         3,954,740
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                                     12,480,000        13,261,248
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                              8,275,000         8,480,220
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                                            17,600,000        19,289,600

                     60 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Redwood Capital V Catastrophe Linked Nts., 9.657%, 1/9/07 1,2                                   $       4,250,000   $     4,224,075
------------------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 13.85%, 6/6/08 1                                                                              4,300,000         3,905,045
Series B, 14.90%, 6/8/07 1,2                                                                            2,000,000         1,960,450
------------------------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl. A-I,
10.64%, 6/6/08 1,2                                                                                      4,560,000         4,516,452
------------------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series A-I,
22.89%, 6/6/08 1,2                                                                                      6,000,000         6,039,600
------------------------------------------------------------------------------------------------------------------------------------
Successor II Ltd. Catastrophe Linked Nts., Series A-I, 9.64%, 6/6/08 1,2                               10,660,000        10,727,691
------------------------------------------------------------------------------------------------------------------------------------
UBS AG, Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                      37,034,500         9,595,193
------------------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.898%, 6/5/09 1,5                                         6,710,000         6,818,702
                                                                                                                    ----------------
Total Structured Notes (Cost $970,920,182)                                                                            1,006,537,370

                                                            EXPIRATION          STRIKE
                                                                  DATE           PRICE                  CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Call 15                              10/12/06          $11.40                 85,614,000               863
------------------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Put 15                               10/12/06           11.40                 85,614,000           282,405
------------------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY) Put 15               1/30/07           77.00TRY              30,620,000           350,862
                                                                                                                    ----------------
Total Options Purchased (Cost $936,771)                                                                                     634,130

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.0%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 69.30% in joint repurchase agreement (Principal
Amount/Value $800,621,000, with a maturity value of $800,954,592) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 5%, dated 9/29/06, to be repurchased at $555,070,183 on 10/2/06, collateralized by U.S. Treasury Bonds,
5.25%-8.75%, 5/15/16-2/15/29, with a value of $802,318,218 and U.S. Treasury
Bills, 12/28/06, with a value of $14,820,750 (Cost $554,839,000)                                $     554,839,000       554,839,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $7,141,215,069)                                                                         7,109,882,609
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.0% 18
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.0%
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.42%, 10/25/06                                        1,461,119         1,461,119
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.6%
Undivided interest of 1.05% in joint repurchase agreement (Principal
Amount/Value $3,950,000,000, with a maturity value of $3,951,787,375) with
Nomura Securities, 5.43%, dated 9/29/06, to be repurchased at $41,535,784 on
10/2/06, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-6/25/43,
with a value of $4,029,000,000                                                                         41,516,998        41,516,998

                     61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 10% in joint repurchase agreement (Principal
Amount/Value $2,500,000,000 with a maturity value of $2,501,131,250)
with ING Financial Markets LLC, 5.43%, dated 9/29/06, to be repurchased at $250,113,125 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.00%-7%, 9/1/18-8/1/36, with a value of $2,550,003,623                                         $     250,000,000   $   250,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 10% in joint repurchase agreement (Principal
Amount/Value $250,000,000, with a maturity value of $250,112,500)
with Cantor Fitzgerald & Co., 5.40%, dated 9/29/06, to be repurchased at $25,011,250 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.00%-6.50%, 8/1/12-9/1/36, with a value of $255,002,127                                               25,000,000        25,000,000
                                                                                                                    ----------------
                                                                                                                        316,516,998
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Express Credit Corp., 5.34%, 10/16/06                                                          2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 10/2/06                                                                            3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                                                                            3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 10/2/06                                                                 7,000,000         7,000,000
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.32%, 10/6/06                                                                      3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Links Finance LLC, 5.38%, 10/2/06                                                                       8,001,004         8,001,004
------------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 10/2/06                                                                     3,498,951         3,498,951
                                                                                                                    ----------------
                                                                                                                         29,499,955
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 10/2/06                                                           2,000,000         2,000,000
                                                                                                                    ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $349,478,072)                                                                                                     349,478,072

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,490,693,141)                                                           107.5%    7,459,360,681
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (7.5)     (517,742,773)
                                                                                                ------------------------------------
NET ASSETS                                                                                                  100.0%  $ 6,941,617,908
                                                                                                ====================================

                     62 | OPPENHEIMER STRATEGIC INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DEM   German Mark
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
IDR   Indonesia Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
UYU   Uruguay Peso
ZMK   Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $490,985,276 or 7.07% of the Fund's net assets as of September 30, 2006.

3. When-issued security or forward commitment to be delivered and settled after
September 30, 2006. See Note 1 of accompanying Notes.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $527,224,851, which represents 7.60% of the Fund's net assets, of which $8,274 is considered restricted. In addition, the Fund has restricted currency of $2,490,558, which represents 0.04% of the Fund's net assets. See Note 12 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $40,643,108 or 0.59% of the Fund's net assets as of September 30, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $3,516,105 or 0.05% of the Fund's net assets as of
September 30, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security. See Note 14 of accompanying Notes.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $30,985,814. See Note 6 of accompanying
Notes.

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

                     63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

12. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                                CONTRACTS   EXPIRATION   EXERCISE      PREMIUM        VALUE
                                           SUBJECT TO PUT         DATE      PRICE     RECEIVED   SEE NOTE 7
------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY)      30,620,000      1/30/07         65TRY  $519,227     $266,434

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind, when applicable.

15. Non-income producing security.

16. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES       GROSS        GROSS               SHARES
                                           SEPTEMBER 30, 2005   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------
Prandium, Inc.                                      1,034,256          --           --            1,034,256

                                                                                 VALUE             DIVIDEND
                                                                            SEE NOTE 1               INCOME
------------------------------------------------------------------------------------------------------------
Prandium, Inc.                                                                  $8,274                  $--

17. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

18. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 14 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     64 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $7,478,536,141)                                               $7,459,352,407
Affiliated companies (cost $12,157,000)                                                             8,274
                                                                                           ---------------
                                                                                            7,459,360,681
----------------------------------------------------------------------------------------------------------
Cash                                                                                           25,197,062
----------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,041,365)                                                      2,036,566
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                          22,509,047
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                      17,853,697
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                     79,264,951
Investments sold (including $4,086,747 sold on a when-issued basis or
forward commitment)                                                                            29,562,551
Shares of beneficial interest sold                                                              9,990,112
Closed foreign currency contracts                                                                 350,451
Other                                                                                             138,355
                                                                                           ---------------
Total assets                                                                                7,646,263,473

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $519,227)--see accompanying
statement of investments                                                                          266,434
----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    349,478,072
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                          11,829,544
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                       5,922,166
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $255,740,010 purchased on a
when-issued basis or forward commitment)                                                      298,396,014
Closed foreign currency contracts                                                              17,712,181
Shares of beneficial interest redeemed                                                         10,583,520
Dividends                                                                                       4,590,954
Distribution and service plan fees                                                              4,131,245
Transfer and shareholder servicing agent fees                                                     822,652
Shareholder communications                                                                        411,908
Futures margins                                                                                   206,572
Trustees' compensation                                                                            129,039
Other                                                                                             165,264
                                                                                           ---------------
Total liabilities                                                                             704,645,565

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $6,941,617,908
                                                                                           ===============

                     65 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $     1,659,194
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  7,961,107,501
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              28,620,443
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (1,051,588,378)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                               1,819,148
                                                                                          ----------------
NET ASSETS                                                                                $ 6,941,617,908
                                                                                          ================

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,077,400,158 and 1,213,643,842 shares of beneficial interest outstanding)               $          4.18
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                  $          4.39
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $718,742,377
and 171,227,025 shares of beneficial interest outstanding)                                $          4.20
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $857,843,200
and 205,466,631 shares of beneficial interest outstanding)                                $          4.18
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,323,749
and 25,876,803 shares of beneficial interest outstanding)                                 $          4.19
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $179,308,424 and 42,979,530 shares of beneficial interest outstanding)                 $          4.17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     66 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 388,106,267
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $125,763)              8,400,957
--------------------------------------------------------------------------------
Fee income                                                            2,485,741
--------------------------------------------------------------------------------
Portfolio lending fees                                                  770,870
--------------------------------------------------------------------------------
Other income                                                             82,767
                                                                  --------------
Total investment income                                             399,846,602

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      35,160,731
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              11,944,439
Class B                                                               8,026,795
Class C                                                               8,138,266
Class N                                                                 468,706
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               6,360,780
Class B                                                               1,222,558
Class C                                                               1,100,817
Class N                                                                 289,768
Class Y                                                                  64,650
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 810,517
Class B                                                                 171,987
Class C                                                                 129,801
--------------------------------------------------------------------------------
Custodian fees and expenses                                             335,747
--------------------------------------------------------------------------------
Trustees' compensation                                                   99,300
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   293,391
                                                                  --------------
Total expenses                                                       74,619,753
Less reduction to custodian expenses                                    (95,247)
                                                                  --------------
Net expenses                                                         74,524,506

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               325,322,096

                     67 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                               $ 114,494,313
Closing and expiration of option contracts written                              722,737
Closing and expiration of swaption contracts                                    371,561
Closing and expiration of futures contracts                                  (5,337,609)
Foreign currency transactions                                               (54,688,851)
Swap contracts                                                                3,615,579
                                                                          --------------
Net realized gain                                                            59,177,730
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (96,370,255)
Translation of assets and liabilities denominated in foreign currencies     (49,146,059)
Futures contracts                                                            15,087,223
Option contracts                                                                252,793
Swaption contracts                                                               92,667
Swap contracts                                                               (4,178,552)
                                                                          --------------
Net change in unrealized appreciation                                      (134,262,183)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 250,237,643
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     68 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2006               2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                           $   325,322,096    $   289,867,824
---------------------------------------------------------------------------------------------------
Net realized gain                                                    59,177,730        183,064,148
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              (134,262,183)        97,582,611
                                                                -----------------------------------
Net increase in net assets resulting from operations                250,237,643        570,514,583

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (361,826,587)      (294,738,505)
Class B                                                             (55,250,172)       (62,870,416)
Class C                                                             (53,959,503)       (44,696,942)
Class N                                                              (6,482,780)        (4,206,758)
Class Y                                                              (8,310,116)        (6,335,724)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                             481,164,858        541,271,143
Class B                                                            (168,323,661)      (271,334,101)
Class C                                                              97,789,142         60,028,844
Class N                                                              28,045,769         28,754,049
Class Y                                                             118,978,171        (91,805,446)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                      322,062,764        424,580,727
---------------------------------------------------------------------------------------------------
Beginning of period                                               6,619,555,144      6,194,974,417
                                                                -----------------------------------

End of period (including accumulated net investment income of
$28,620,443 and $123,075,890, respectively)                     $ 6,941,617,908    $ 6,619,555,144
                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     69 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                   2006            2005            2004            2003          2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.34      $     4.23      $     4.08      $     3.64    $     3.72
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21 1           .21 1           .20             .26           .32
Net realized and unrealized gain (loss)                 (.05)            .19             .15             .43          (.08)
                                                  --------------------------------------------------------------------------
Total from investment operations                         .16             .40             .35             .69           .24
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.32)           (.29)           (.20)           (.25)         (.30)
Tax return of capital distribution                        --              --              --              --          (.02)
                                                  --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.32)           (.29)           (.20)           (.25)         (.32)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.18      $     4.34      $     4.23      $     4.08    $     3.64
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.77%           9.77%           8.73%          19.59%         6.63%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $5,077,400      $4,766,576      $4,117,666      $3,873,018    $3,202,825
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $4,888,392      $4,392,321      $4,025,554      $3,521,307    $3,263,490
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.03%           4.82%           4.69%           6.60%         7.91%
Total expenses                                          0.93%           0.94%           0.95%           0.95%         1.01%
Expenses after payments and waivers and
reduction to custodian expenses                         0.92%           0.94%           0.95%           0.95%         1.01%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   96% 4          103% 4           90% 4          104%          117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                $4,097,005,267       $4,231,030,059
Year Ended September 30, 2005                $4,436,804,790       $4,469,108,355
Year Ended September 30, 2004                $5,593,936,243       $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     70 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS B      YEAR ENDED SEPTEMBER 30,                 2006            2005            2004            2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   4.35      $     4.24      $     4.10      $     3.66    $     3.73
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1           .17 1           .16             .22           .28
Net realized and unrealized gain (loss)               (.05)            .20             .15             .44          (.05)
                                                  ------------------------------------------------------------------------
Total from investment operations                       .13             .37             .31             .66           .23
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)           (.26)           (.17)           (.22)         (.28)
Tax return of capital distribution                      --              --              --              --          (.02)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)           (.26)           (.17)           (.22)         (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   4.20      $     4.35      $     4.24      $     4.10    $     3.66
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    3.23%           8.94%           7.66%          18.62%         6.11%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $718,742      $  918,651      $1,163,555      $1,686,295    $1,847,182
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $802,936      $1,021,022      $1,424,322      $1,757,152    $2,056,449
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.25%           4.05%           4.16%           5.92%         7.22%
Total expenses                                        1.71%           1.70%           1.69%           1.68%         1.75%
Expenses after payments and waivers and
reduction to custodian expenses                       1.71%           1.69%           1.69%           1.68%         1.75%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 96% 4          103% 4           90% 4          104%          117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                $4,097,005,267       $4,231,030,059
Year Ended September 30, 2005                $4,436,804,790       $4,469,108,355
Year Ended September 30, 2004                $5,593,936,243       $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     71 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED SEPTEMBER 30,                 2006          2005          2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   4.33      $   4.22      $   4.07        $   3.64        $   3.71
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1         .17 1         .17             .23             .29
Net realized and unrealized gain (loss)               (.05)          .20           .15             .42            (.06)
                                                  ------------------------------------------------------------------------
Total from investment operations                       .13           .37           .32             .65             .23
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)         (.26)         (.17)           (.22)           (.28)
Tax return of capital distribution                      --            --            --              --            (.02)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)         (.26)         (.17)           (.22)           (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   4.18      $   4.33      $   4.22        $   4.07        $   3.64
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    3.22%         8.96%         7.95%          18.45%           6.15%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $857,843      $788,217      $710,085        $698,196        $568,487
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $814,425      $748,199      $716,206        $623,598        $571,292
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.27%         4.07%         4.06%           5.85%           7.15%
Total expenses                                        1.68% 4       1.69% 4       1.69% 4,5       1.69% 4         1.75% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 96% 6        103% 6         90% 6          104%            117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                 $4,097,005,267      $4,231,030,059
Year Ended September 30, 2005                 $4,436,804,790      $4,469,108,355
Year Ended September 30, 2004                 $5,593,936,243      $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     72 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N      YEAR ENDED SEPTEMBER 30,                  2006           2005           2004             2003           2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    4.34       $   4.23       $   4.08         $   3.65       $   3.72
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19 1          .19 1          .17              .25            .30
Net realized and unrealized gain (loss)                (.04)           .19            .16              .42           (.05)
                                                  --------------------------------------------------------------------------
Total from investment operations                        .15            .38            .33              .67            .25
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.30)          (.27)          (.18)            (.24)          (.30)
Tax return of capital distribution                       --             --             --               --           (.02)
                                                  --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.30)          (.27)          (.18)            (.24)          (.32)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    4.19       $   4.34       $   4.23         $   4.08       $   3.65
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%          9.27%          8.28%           18.82%          6.70%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 108,324       $ 83,287       $ 52,969         $ 30,110       $ 15,508
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  94,281       $ 69,480       $ 40,043         $ 22,627       $  8,954
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.62%          4.37%          4.19%            6.08%          7.07%
Total expenses                                         1.33% 4        1.40% 4        1.38% 4,5        1.34% 4        1.22% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  96% 6         103% 6          90% 6           104%           117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006              $4,097,005,267         $4,231,030,059
Year Ended September 30, 2005              $4,436,804,790         $4,469,108,355
Year Ended September 30, 2004              $5,593,936,243         $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     73 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y      YEAR ENDED SEPTEMBER 30,                  2006           2005            2004            2003        2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    4.32       $   4.22       $    4.07       $    3.64   $    3.71
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .22 1          .21 1           .21             .26         .32
Net realized and unrealized gain (loss)                (.04)           .19             .14             .42        (.06)
                                                  ---------------------------------------------------------------------
Total from investment operations                        .18            .40             .35             .68         .26
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.33)          (.30)           (.20)           (.25)       (.31)
Tax return of capital distribution                       --             --              --              --        (.02)
                                                  ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.33)          (.30)           (.20)           (.25)       (.33)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    4.17       $   4.32       $    4.22       $    4.07   $    3.64
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.35%          9.73%           8.80%          19.33%       7.06%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 179,309       $ 62,824       $ 150,699       $ 240,296   $ 152,767
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 118,239       $ 68,656       $ 213,632       $ 194,308   $ 127,992
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.38%          4.84%           4.80%           6.57%       7.86%
Total expenses                                         0.58%          1.16%           1.29%           1.41%       1.74%
Expenses after payments and waivers and
reduction to custodian expenses                        0.58%          0.80%           0.90%           0.91%       0.90%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  96% 4         103% 4           90% 4          104%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006              $4,097,005,267         $4,231,030,059
Year Ended September 30, 2005              $4,436,804,790         $4,469,108,355
Year Ended September 30, 2004              $5,593,936,243         $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     74 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds,
Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its

                     75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the
Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 14.5% of the Fund's net assets and resulted in unrealized cumulative gains of $35,617,188.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased
$255,740,010 of securities issued on a when-issued basis or forward commitment and sold $4,086,747 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same

                     76 | OPPENHEIMER STRATEGIC INCOME FUND

type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $16,993,313, representing 0.24% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the

                     77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of
Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 DEPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
  UNDISTRIBUTED   UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT      LONG-TERM                     LOSS   FOR FEDERAL INCOME
  INCOME                   GAIN   CARRYFORWARD 1,2,3,4,5         TAX PURPOSES
  ---------------------------------------------------------------------------
  $78,265,796               $--           $1,030,416,491          $43,110,745

1. As of September 30, 2006, the Fund had $963,979,042 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2006, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        ------------------------------
                        2008             $ 308,649,467
                        2009                52,578,252
                        2010               185,647,798
                        2011               294,188,800
                        2012               122,914,725
                                         -------------
                        Total            $ 963,979,042
                                         =============

                     78 | OPPENHEIMER STRATEGIC INCOME FUND

2. The Fund had $65,168,890 of post-October foreign currency losses which were deferred.

3. The Fund had $1,268,559 of straddle losses which were deferred.

4. During the fiscal year ended September 30, 2006, the Fund utilized
$69,360,120 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $11,836,618 of capital loss carryforwards acquired in the July
      21, 2005 merger of Oppenheimer Multi-Sector Income Trust.

5. During the fiscal year ended September 30, 2005, the Fund utilized
$11,195,215 of capital loss carryforward to offset capital gains realized in that fiscal year. b

      b. Includes $2,302,465 of capital loss carryforwards acquired in the July
      21, 2005 merger of Oppenheimer Multi-Sector Income Trust.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                    REDUCTION TO              INCREASE TO
                                     ACCUMULATED          ACCUMULATED NET
       INCREASE TO                NET INVESTMENT            REALIZED LOSS
       PAID-IN CAPITAL                      LOSS           ON INVESTMENTS
       ------------------------------------------------------------------
       $12,201,244                   $66,051,615              $78,252,859

The tax character of distributions paid during the years ended September 30,
2006 and September 30, 2005 was as follows:

                                          YEAR ENDED           YEAR ENDED
                                  SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
       ------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                  $485,829,158         $412,848,345

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities                $ 7,499,301,687
       Federal tax cost of other investments           1,730,694,472
                                                     ----------------
       Total federal tax cost                        $ 9,229,996,159
                                                     ================

       Gross unrealized appreciation                 $   209,037,043
       Gross unrealized depreciation                    (252,147,788)
                                                     ----------------
       Net unrealized depreciation                   $   (43,110,745)
                                                     ================

                     79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's

                     80 | OPPENHEIMER STRATEGIC INCOME FUND

maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED SEPTEMBER 30, 2006         YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                           285,205,829    $ 1,197,018,631        253,721,621    $ 1,091,121,076
Dividends and/or
distributions reinvested        63,712,315        267,183,114         48,950,677        211,128,508
Acquisition-Note 14                     --                 --         62,844,742        270,860,838
Redeemed                      (234,651,361)      (983,036,887)      (239,685,952)    (1,031,839,279)
                              ----------------------------------------------------------------------
Net increase                   114,266,783    $   481,164,858        125,831,088    $   541,271,143
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                            27,099,194    $   114,141,319         27,868,668    $   120,195,274
Dividends and/or
distributions reinvested         9,067,246         38,196,513          9,542,125         41,299,086
Redeemed                       (76,102,306)      (320,661,493)      (100,359,143)      (432,828,461)
                              ----------------------------------------------------------------------
Net decrease                   (39,935,866)   $  (168,323,661)       (62,948,350)   $  (271,334,101)
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                            52,485,697    $   219,804,771         40,612,822    $   174,277,627
Dividends and/or
distributions reinvested         9,627,908         40,332,270          7,606,352         32,743,949
Redeemed                       (38,820,281)      (162,347,899)       (34,262,628)      (146,992,732)
                              ----------------------------------------------------------------------
Net increase                    23,293,324    $    97,789,142         13,956,546    $    60,028,844
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                            11,223,391    $    47,099,735         10,118,176    $    43,521,928
Dividends and/or
distributions reinvested         1,377,036          5,780,559            896,137          3,865,917
Redeemed                        (5,922,489)       (24,834,525)        (4,331,470)       (18,633,796)
                              ----------------------------------------------------------------------
Net increase                     6,677,938    $    28,045,769          6,682,843    $    28,754,049
                              ======================================================================

                     81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              YEAR ENDED SEPTEMBER 30, 2006      YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS Y
Sold                            27,986,060    $ 117,026,957       16,530,646     $  72,458,398
Dividends and/or
distributions reinvested         1,974,505        8,229,559        1,472,034         4,751,793
Redeemed                        (1,510,690)      (6,278,345)     (39,181,919)     (169,015,637)
                              -----------------------------------------------------------------
Net increase (decrease)         28,449,875    $ 118,978,171      (21,179,239)    $ (91,805,446)
                              =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                                         PURCHASES            SALES
-----------------------------------------------------------------------------------
Investment securities                               $4,939,332,169   $5,338,131,286
U.S. government and government agency obligations      320,320,066      346,184,902
To Be Announced (TBA) mortgage-related securities    4,097,005,267    4,231,030,059

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE SEPT. 30, 2005 TO DEC. 31, 2005               FEE SCHEDULE EFFECTIVE JANUARY 1, 2006
----------------------------------------------             --------------------------------------------
Up to $200 million of net assets         0.75%             Up to $200 million of net assets       0.75%
Next $200 million of net assets          0.72              Next $200 million of net assets        0.72
Next $200 million of net assets          0.69              Next $200 million of net assets        0.69
Next $200 million of net assets          0.66              Next $200 million of net assets        0.66
Next $200 million of net assets          0.60              Next $200 million of net assets        0.60
Over $1 billion of net assets            0.50              Next $4 billion of net assets          0.50
                                                           Over $5 billion of net assets          0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2006, the Fund paid
$8,998,518 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

                     82 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $98,945,222, $27,009,902 and $1,650,101, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                 CLASS A         CLASS B         CLASS C         CLASS N
                                 CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                               FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                           SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                   DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
September 30, 2006            $2,199,785         $43,415      $1,701,540        $113,735         $28,600

                     83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT          VALUATION
                                 EXPIRATION          AMOUNT              AS OF       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                  DATES          (000S)     SEPT. 30, 2006     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)               10/25/06          83,000ARP    $ 26,652,455   $           --   $    106,202
Australian Dollar (AUD)            10/13/06           2,290AUD       1,706,243               --         15,768
Brazilian Real (BRR)       10/31/06-10/2/07         483,260BRR     211,758,523        3,778,704        196,117
British Pound
Sterling (GBP)             10/13/06-1/10/07          12,755GBP      23,899,318            6,659         90,728
Canadian Dollar (CAD)              10/13/06           7,725CAD       6,913,887           13,609             --
Chilean Peso (CLP)        11/21/06-12/28/06      15,171,000CLP      28,335,188          194,803         34,005
Dominican Republic
Peso (DOP)                         10/10/06         244,558DOP       7,256,910               --        153,934
Euro (EUR)                  10/13/06-3/6/07         110,575EUR     140,930,923           13,411        898,289
Indian Rupee (INR)         10/3/06-10/11/06       1,212,608INR      26,392,075           70,285             --
Japanese Yen (JPY)         10/13/06-1/10/07      40,531,000JPY     347,900,985               --      1,254,134
Malaysian
Ringgit (MYR)             11/16/06-11/17/06          56,590MYR      15,380,147               --        661,466
Mexican Nuevo
Peso (MXN)                10/24/06-11/29/06         946,040MXN      85,828,716               --        925,784
New Zealand
Dollar (NZD)                         3/5/07          73,125NZD      47,288,028           74,205        156,017

                     84 | OPPENHEIMER STRATEGIC INCOME FUND

                                                   CONTRACT          VALUATION
                                 EXPIRATION          AMOUNT              AS OF       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                  DATES          (000S)     SEPT. 30, 2006     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Norwegian
Krone (NOK)                         1/10/07         109,100NOK    $ 16,810,865   $           --   $     77,680
South African
Rand (ZAR)                 10/5/06-11/27/06         454,950ZAR      58,237,154               --      5,161,425
South Korean
Won (KRW)                  10/10/06-11/2/06      35,003,000KRW      37,013,091          423,611             --
Swiss Franc (CHF)          10/13/06-03/6/07         102,471CHF      82,953,330           32,382        791,518
Thailand Baht (THB)                10/17/06         855,000THB      22,700,742          126,484             --
Turkish Lira (TRY)        10/10/06-10/26/06          60,779TRY      39,793,365           11,508        781,510
                                                                                 -----------------------------
                                                                                      4,745,661     11,304,577
                                                                                 -----------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)      1/10/07-3/5/07          96,965AUD      72,059,448        1,291,220             --
Brazilian Real (BRR)        12/10/09-1/5/10          90,846BRR      30,988,310       11,361,461             --
British Pound
Sterling (GBP)                       2/7/07          11,000GBP      20,618,343          185,407             --
Canadian Dollar (CAD)       1/10/07-2/20/07          74,780CAD      67,127,163           37,353             --
Chinese
Renminbi (Yuan) (CNY)              10/23/06         210,000CNY      26,635,973               --        112,449
Czech Koruna (CZK)                 10/23/06         590,000CZK      26,482,595               --         76,115
Euro (EUR)                  11/20/06-2/7/07          61,450EUR      78,287,471          476,847         38,874
Iceland Krona (ISK)                10/23/06         829,900ISK      11,774,186               --        297,529
Japanese Yen (JPY)          10/23/06-3/5/07      14,911,000JPY     127,849,011        3,637,666             --
Swedish Krone (SEK)          10/5/06-3/5/07         478,290SEK      65,660,051          762,417             --
Swiss Franc (CHF)                  10/23/06          33,000CHF      26,452,498           11,015             --
                                                                                 -----------------------------
                                                                                     17,763,386        524,967
                                                                                 -----------------------------
Total unrealized appreciation and depreciation                                   $   22,509,047   $ 11,829,544
                                                                                 =============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

                     85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                       VALUATION AS OF       UNREALIZED
                                              EXPIRATION   NUMBER OF     SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                               DATES   CONTRACTS              2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                                       12/15/06          62      $ 11,881,348    $     233,010
Euro-Bundesobligation, 5 yr.                     12/7/06         466        64,970,898          214,118
Euro-Bundesobligation, 10 yr.                    12/7/06         223        33,395,848          140,021
Euro-Schatz                                      12/7/06         744        98,126,374           51,720
FTSE 100 Index                                  12/15/06          20         2,241,757           22,233
IBEX 35 Index (The)                             10/20/06          45         7,389,014          420,764
Japan (Government of) Bonds, 10 yr.             12/11/06         142       162,045,291          790,143
Japan (Government of) Bonds, 10 yr.              12/8/06          92        10,506,497           61,398
MSCI Taiwan Stock Index                         10/30/06         258         7,402,020          (93,405)
NASDAQ 100 Index                                12/15/06         745        24,901,625        1,024,636
Nikkei 225 Index                                 12/7/06          17         2,317,037           75,641
Standard & Poor's 500 E-Mini                    12/15/06         163        10,965,010          273,979
Standard & Poor's ASX 200 Index                 12/21/06         132        12,740,173          195,788
Standard & Poor's/MIB Index                     12/15/06          29         7,075,050           94,243
United Kingdom Long Gilt                        12/27/06         111        22,869,629          143,047
U.S. Long Bonds                                 12/19/06       4,130       464,237,813        8,785,089
U.S. Treasury Nts., 2 yr.                       12/29/06       1,423       291,003,500          907,695
U.S. Treasury Nts., 10 yr.                      12/19/06       3,066       331,319,625        3,293,662
                                                                                         ---------------
                                                                                             16,633,782
                                                                                         ---------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.       12/15/06         132        10,208,863           11,136
CAC-40 10 Index                                 10/20/06         190        12,678,954         (304,557)
Canadian Bonds, 10 yr.                          12/18/06         304        31,315,196         (446,661)
DAX Index                                       12/15/06          72        13,797,695         (283,463)
FTSE 100 Index                                  12/15/06         255        28,582,402         (288,582)
Nikkei 225 Index                                 12/7/06         273        37,208,889         (183,929)
Standard & Poor's 500 E-Mini                    12/15/06       1,947       130,974,690       (3,279,040)
Standard & Poor's/Toronto
Stock Exchange 60 Index                         12/14/06         105        12,711,787         (234,510)

                     86 | OPPENHEIMER STRATEGIC INCOME FUND

                                                       VALUATION AS OF       UNREALIZED
                              EXPIRATION   NUMBER OF     SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION               DATES   CONTRACTS              2006   (DEPRECIATION)
----------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       12/29/06         172      $ 35,174,000   $         (913)
U.S. Treasury Nts., 5 yr.       12/29/06       1,009       106,465,266         (724,070)
U.S. Treasury Nts., 10 yr.      12/19/06       1,562       168,793,625         (609,473)
                                                                         ---------------
                                                                             (6,344,062)
                                                                         ---------------
                                                                         $   10,289,720
                                                                         ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted
in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity]
increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security [or commodity]
decreases and the option is exercised. The risk in buying an option is that the
Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                     87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

Written option activity for the year ended September 30, 2006 was as follows:

                                                                    PUT OPTIONS
                                                  ------------------------------
                                                        NUMBER OF     AMOUNT OF
                                                        CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
September 30, 2005                                             --   $        --
Options written                                    34,499,620,000     1,241,964
Options closed or expired                         (34,469,000,000)     (722,737)
                                                  ------------------------------
Options outstanding as of
September 30, 2006                                     30,620,000   $   519,227
                                                  ==============================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of
Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:

                     88 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                UNREALIZED
SWAP                         NOTIONAL                    PAID BY            RECEIVED BY     TERMINATION       APPRECIATION
COUNTERPARTY             AMOUNT/UNITS                   THE FUND               THE FUND           DATES     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                        Lehman Brothers
                                                                             CMBS Index
                                                    If negative,            Spread plus
                                              the absolute value           Total Return
                                             of the Total Return           Amount value
                                                    Amount for a            for a given
                         $ 12,000,000        given Index Period.          Index Period.         12/1/06        $     8,844
                                                       Six-Month
                           12,650,000                  BBA LIBOR                   5.46%        5/13/15          1,709,604
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                                       Six-Month
                            7,180,000                  BBA LIBOR                   5.10         1/14/15            922,126
                                                       Six-Month
                            7,180,000                  BBA LIBOR                   5.08         1/20/15            959,073
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                       One-Month
                                                         USD BBA
                                                   LIBOR -spread
                                              plus total return,           Total Return
                                                    if negative,              of custom
                                                       of custom         equity basket,
                              173,000             equity basket.           if positive.         10/9/07           (101,652)
                                              Price Depreciation     Price Appreciation
                                                    of Sao Paulo           of Sao Paulo
                                                  Stock Exchange         Stock Exchange
                            4,984,181BRR          Index Futures.         Index Futures.        10/18/06            (64,527)
                                              Price Depreciation     Price Appreciation
                                                    of Sao Paulo           of Sao Paulo
                                                  Stock Exchange         Stock Exchange
                           10,400,077BRR          Index Futures.         Index Futures.        10/18/06           (141,959)
                                              Price Depreciation     Price Appreciation
                                                   of Standard &          of Standard &
                                                Poor's CNX Nifty       Poor's CNX Nifty
                          329,442,300INR          Index Futures.         Index Futures.        10/26/06           (115,698)
                                              Price Depreciation     Price Appreciation
                                                 of Swiss Market        of Swiss Market
                            8,958,033CHF          Index Futures.         Index Futures.        12/15/06           (178,083)

                     89 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

                                                                                                                UNREALIZED
SWAP                         NOTIONAL                    PAID BY            RECEIVED BY     TERMINATION       APPRECIATION
COUNTERPARTY             AMOUNT/UNITS                   THE FUND               THE FUND           DATES     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
                                                                           If positive,
                                                    If negative,     receive the Spread
                                              the absolute value          on the Lehman
                                                   of the Lehman          Brothers CMBS
                                                   Brothers CMBS               AAA 8.5+
                                                        AAA 8.5+           Index Spread
Lehman Brothers                                     Index Spread         Return Amount,
Special Financing,
Inc.                     $ 12,600,000             Return Amount.      and Carry Amount.         12/1/06        $     9,115
---------------------------------------------------------------------------------------------------------------------------
                                                    Total Return           Total Return
                                                       of custom              of custom
Morgan Stanley & Co.                              equity basket,         equity basket,
International Ltd.          1,382,000               if negative.           if positive.         10/6/07            (41,064)
                                                                                                               ------------
                                                                                                               $ 2,965,779
                                                                                                               ============

Notional amount is reported in U.S. Dollars, except for denoted in the following currencies:

BRR         Brazilian Real
CHF         Swiss Franc
INR         Indian Rupee

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
CMBS        Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of
Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.
Credit risk arises from the

                     90 | OPPENHEIMER STRATEGIC INCOME FUND

possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2006, the Fund had entered into the following interest rate swap agreements:

                                                                                                 UNREALIZED
SWAP                            NOTIONAL          PAID BY        RECEIVED BY   TERMINATION     APPRECIATION
COUNTERPARTY                      AMOUNT         THE FUND           THE FUND         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Barclays Bank plc             85,300,000MXN      MXN TIIE             9.2700%      7/17/26     $     63,301
------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:
                                                Six-Month
                              11,250,000PLZ          WIBO             5.5200       3/24/10          125,264
                                                Six-Month
                              18,000,000PLZ          WIBO             5.5500       3/25/10          204,163
                             313,800,000TWD        2.3200%      TWD-Telerate       6/27/11         (132,245)
------------------------------------------------------------------------------------------------------------
Credit Suisse First                                28-Day
Boston International          68,120,000MXN      MXN TIIE            10.0000        7/9/15          495,333
------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.                                    Six-Month
(Nassau Branch)               29,965,000PLZ          WIBO             4.4800        7/1/10         (268,905)
------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           1,531,000,000HUF        8.4400    Six-Month BUBOR        7/4/11             (533)

                                                Six-Month
                               6,930,000            LIBOR             5.2500       6/23/15          692,665
------------------------------------------------------------------------------------------------------------
Deutsche Bank                                                     INR MIBOR-
AG, 5 yr.                    314,300,000INR        7.1750       OIS-Compound       6/27/11          (54,038)
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                              12,475,040BRR          BZDI            17.7200%       1/2/07           71,657
                             118,589,283BRR          BZDI            17.1800        1/2/08        2,584,334
                              19,476,430BRR          BZDI            18.1600        1/2/08          663,188
                              59,620,000MXN      MXN TIIE            10.2900       6/14/15          532,292
                              67,560,000MXN      MXN TIIE            10.2200       1/30/15          563,267
                              59,375,000MXN      MXN TIIE            10.4300       5/29/15          567,379
                              59,375,000MXN      MXN TIIE            10.3000        6/1/15          522,185
                              34,200,000MXN      MXN TIIE            10.0000       6/24/15          243,765
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                               9,638,700BRR          BZDI            17.1700        1/2/08          185,831
                              11,780,630BRR          BZDI            17.1700        1/2/08          227,127
                              23,464,063BRR          BZDI            18.0000        1/2/07          202,200
                              89,360,000BRR          BZDI            14.8900        1/4/10          684,840
                              17,960,000BRR          BZDI            14.0500        1/2/12          (13,535)
                              90,610,000MXN      MXN TIIE             9.1500       8/27/26           (7,237)

                     91 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                                                                 UNREALIZED
SWAP                            NOTIONAL          PAID BY        RECEIVED BY   TERMINATION     APPRECIATION
COUNTERPARTY                      AMOUNT         THE FUND           THE FUND         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
Continued
                              39,690,000MXN      MXN TIIE             9.4100%      8/31/20      $   120,121
                              70,140,000MXN      MXN TIIE            10.7000        5/8/15          788,960
                              30,800,000MXN      MXN TIIE            10.8500        3/5/15          364,732
                             119,100,000MXN      MXN TIIE             9.5100       8/26/25          384,709
                              78,820,000MXN      MXN TIIE             9.5000       8/28/25          246,733
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
Continued
                              68,200,000MXN      MXN TIIE             9.2900       7/17/26            7,731
                             179,660,000MXN      MXN TIIE             9.8400      12/31/09          880,313
------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                              35,760,000BRR          BZDI            13.9100        1/2/12         (101,346)
                              65,300,000MXN      MXN TIIE             9.7600       8/17/15          372,855
                             169,320,000ZAR        8.2900%  Three-Month JIBA       6/23/08          254,399
------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                              52,480,000GBP        5.2500    Six-Month LIBOR       5/21/09         (249,509)
                                                   28-Day
                              67,450,000MXN      MXN TIIE             9.9900        7/9/15          474,558
                                                Six-Month
                              34,350,000PLZ          WIBO             4.5300        7/5/10         (307,688)
------------------------------------------------------------------------------------------------------------
Merrill Lynch                                 Three-Month
& Co., Inc.                  251,235,000SEK   STIBOR-SIDE             4.0325       6/19/12          163,548
------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                              12,776,603BRR          BZDI            16.8800        1/2/08          191,075
                              25,645,000BRR          BZDI            17.5900        1/2/07          190,454
------------------------------------------------------------------------------------------------------------
Santander
Central Hispano              369,480,000BRR          BZDI            14.0000        1/2/12          (23,048)
------------------------------------------------------------------------------------------------------------
UBS AG                       369,480,000NOK        4.2200    Six-Month NIBOR        2/6/12          630,481
------------------------------------------------------------------------------------------------------------
WestPac
Banking Corp.                 34,665,000NZD        6.7500      Six-Month BBR       6/29/16         (208,826)
                                                                                                ------------
                                                                                                $12,332,550
                                                                                                ============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real
GBP         British Pound Sterling
HUF         Hungarian Forint
INR         Indian Rupee
MXN         Mexican Nuevo Peso

                     92 | OPPENHEIMER STRATEGIC INCOME FUND

NOK         Norwegian Krone
NZD         New Zealand Dollar
PLZ         Polish Zloty
SEK         Swedish Krona
TWD         New Taiwan Dollar
ZAR         South African Rand

Index abbreviations are as follows:

BBR         Bank Bill Rate
BUBOR       Budapest Interbank Offered Rate
BZDI        Brazil Cetip Interbank Deposit Rate
FRAS        French Franc/Austrian Schilling
IRS         India Swap Composites
JIBA        South Africa Johannesburg Interbank Agreed Rate
LIBOR       London-Interbank Offered Rate
MIBOR-OIS   Mid Market Interest Rate for FRAS and IRS-Overnight Indexed Swap
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
NIBOR       Norwegian Interbank Offered Rate
STIBOR      Stockholm Interbank Offered Rate
WIBO        Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position
(purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

      The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counter-party in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the
Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the

                     93 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS Continued

swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities.
The net change in this amount is included on the Statement of Operations.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                           NOTIONAL      ANNUAL
                                                             AMOUNT    INTEREST
                          REFERENCED                RECEIVED BY THE   RATE PAID                   UNREALIZED
                          DEBT                            FUND UPON      BY THE   EXPIRATION    APPRECIATION
COUNTERPARTY              OBLIGATION                   CREDIT EVENT        FUND        DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
                          Hungary (Republic of)         $13,190,000      0.4000%    12/20/15      $   187,707
                          Mexico (Government of)         12,930,000      0.6475      1/20/11          (98,118)
--------------------------------------------------------------------------------------------------------------
Deutsche Bank AG          Ukraine (Republic of)          12,895,000      1.8800      3/20/11          (14,207)
--------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                Russian Federation              8,390,000      2.4000      10/9/13         (929,516)
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.,      Philippines
Inc.                      (Republic of the)              23,950,000      1.7250     12/20/11          (23,029)
--------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Colombia (Republic of)          5,880,000      3.7000      8/20/15         (632,082)
                          Indonesia (Republic of)         7,600,000      1.6800      6/20/11          (94,638)
                          Venezuela (Republic of)         8,275,000      2.2000      5/20/10         (319,928)
                          Venezuela (Republic of)        12,480,000      3.4800     11/20/15       (1,001,285)
                                                                                                  ------------
                                                                                                  $(2,925,096)
                                                                                                  ============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation
(depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities.
The net change in this amount is included on the Statement of Operations.

                     94 | OPPENHEIMER STRATEGIC INCOME FUND

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                        NOTIONAL          ANNUAL
                                                          AMOUNT        INTEREST
                          REFERENCED                 PAID BY THE   RATE RECEIVED                     UNREALIZED
                          DEBT                         FUND UPON          BY THE   EXPIRATION      APPRECIATION
COUNTERPARTY              OBLIGATION                CREDIT EVENT            FUND        DATES    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.                      Russian Federation         $12,930,000          0.6475%     1/20/11         $  79,040
----------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                Ukraine (Republic of)        1,409,000          1.9200      8/20/11             5,321
----------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Indonesia (Republic of)      7,600,000          1.6700      6/20/11            69,891
                          Istanbul Bond Co. SA
                          for Finansbank              23,940,000          1.3000      3/24/13          (799,470)
----------------------------------------------------------------------------------------------------------------
UBS AG                    Indonesia (Republic of)      6,125,000          2.3000      9/20/11           203,516
                                                                                                      ----------
                                                                                                      $(441,702)
                                                                                                      ==========

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid should the Manager decide to let the option expire unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.
Swaptions written are reported as a liability in the Statement of Assets and
Liabilities.

Written swaption activity for the year ended September 30, 2006 was as follows:

                                                                 CALL SWAPTIONS
                                                --------------------------------
                                                      NOTIONAL        AMOUNT OF
                                                        AMOUNT         PREMIUMS
--------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005                              $   69,130,000        $ 283,433
Swaptions written                                   79,500,000           88,401
Swaptions closed or expired                       (148,630,000)        (371,834)
                                                --------------------------------
Swaptions outstanding as of
September 30, 2006                              $           --        $      --
                                                ================================

                     95 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                       VALUATION AS OF
                           ACQUISITION                       SEPT. 30,     UNREALIZED
SECURITY                         DATES          COST              2006   DEPRECIATION
--------------------------------------------------------------------------------------
Prandium, Inc.         3/18/99-7/18/02   $12,157,000        $    8,274    $12,148,726
                                         =============================================
CURRENCY
Argentine Peso (ARP)   6/21/06-9/22/06   $ 2,495,208        $2,490,558    $     4,650
                                         =============================================

--------------------------------------------------------------------------------
13. ACQUISITION OF OPPENHEIMER MULTI-SECTOR INCOME TRUST

On July 22, 2005, the Fund acquired all of the net assets of Oppenheimer
Multi-Sector Income Trust, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Multi-Sector Income Trust shareholders on July 12,
2005. The Fund issued (at an exchange ratio of 2.150014 for Class A of the Fund to one share of Oppenheimer Multi-Sector Income Trust) 62,844,742 shares of beneficial interest for Class A, valued at $270,860,838 in exchange for the net assets, resulting in combined Class A net assets of $4,466,747,248 on July 22,
2005. The net assets acquired included net unrealized appreciation of $6,581,052 and an unused capital loss carryforward of $32,689,355, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
14. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing coun-terparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral.

                     96 | OPPENHEIMER STRATEGIC INCOME FUND

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.
The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at
$431,697,370, which are included in the Statement of Assets and Liabilities as
"Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $436,526,198 was received for the loans, of which
$349,478,072 was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
15. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007 and interim periods within those fiscal years. As of September
30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
16. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that

                     97 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. LITIGATION Continued

by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                     98 | OPPENHEIMER STRATEGIC INCOME FUND

                                     A-7
                                  Appendix A

                             RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate.
The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")

LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER RATINGS

Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality.
They carry the smallest degree of investment risk.  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:  Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT)
These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated "AAA" have the highest rating assigned by Standard &
Poor's.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation  rated "AA" differ from the highest rated  obligations  only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An  obligation  rated "A" are  somewhat  more  susceptible  to the  adverse effects of changes in circumstances  and economic  conditions than obligations in  higher-rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB:  An  obligation  rated  "BBB"  exhibit  adequate  protection  parameters.
However,  adverse  economic  conditions  or  changing  circumstances  are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation  rated "BB" are less  vulnerable  to  nonpayment  than other
speculative  issues.   However,  they  face  major  ongoing  uncertainties  or
exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: An obligation  rated "B" are more vulnerable to nonpayment than obligations rated "BB",  but the obligor  currently has the capacity to meet its financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated "CCC" are currently  vulnerable to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely  to  have  the  capacity  to  meet  its  financial  commitment  on  the obligation.

CC: An obligation rated "CC" are currently highly vulnerable to nonpayment.

C:  Subordinated  debt or preferred stock  obligations rated "C" are currently highly  vulnerable  to  nonpayment.  The "C"  rating  may be  used to  cover a situation where a bankruptcy  petition has been filed or similar action taken, but  payments  on this  obligation  are  being  continued.  A "C" also will be assigned to a preferred  stock issue in arrears on  dividends  or sinking fund payments, but that is currently paying.

D: An obligation rated "D" are in payment default.  The "D" rating category is used when payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's  believes that such payments will be made during such grace period.  The "D" rating also will be used  upon the  filing of a  bankruptcy  petition  or the  taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTES:
A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1
                                  Appendix B

                           Industry Classifications

   Aerospace & Defense                     Household Products
   Air Freight & Couriers                  Industrial Conglomerates
   Airlines                                Insurance
   Auto Components                         Internet & Catalog Retail
   Automobiles                             Internet Software & Services
   Beverages                               IT Services
   Biotechnology                           Leisure Equipment & Products
   Building Products                       Machinery
   Chemicals                               Marine
   Consumer Finance                        Media
   Commercial Banks                        Metals & Mining
   Commercial Services & Supplies          Multiline Retail
   Communications Equipment                Multi-Utilities
   Computers & Peripherals                 Office Electronics
   Construction & Engineering              Oil & Gas
   Construction Materials                  Paper & Forest Products
   Containers & Packaging                  Personal Products
   Distributors                            Pharmaceuticals
   Diversified Financial Services          Real Estate
   Diversified Telecommunication Services  Road & Rail
   Electric Utilities                      Semiconductors and Semiconductor
                                           Equipment
   Electrical Equipment                    Software
   Electronic Equipment & Instruments      Specialty Retail
   Energy Equipment & Services             Textiles, Apparel & Luxury Goods
   Food & Staples Retailing                Thrifts & Mortgage Finance
   Food Products                           Tobacco
   Gas Utilities                           Trading Companies & Distributors
   Health Care Equipment & Supplies        Transportation Infrastructure
   Health Care Providers & Services        Water Utilities
   Hotels Restaurants & Leisure            Wireless Telecommunication Services
   Household Durables

                                     C-13
                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(4)
         4) Group Retirement Plans(5)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(6) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements. Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.
|_|   Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from Retirement Plans.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

1.  Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by
         recordkeepers.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

2.  Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first 6 months of plan establishment):
|_|   Retirement Plans that have $5 million or more in plan assets.
|_|   Retirement Plans with a single plan sponsor that have $5 million or more in aggregate assets invested in Oppenheimer funds.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(7)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(8)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability (as defined in the
         Internal Revenue Code).
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(10)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(11)
         9) On account of the participant's separation from service.(12)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
      .

Oppenheimer Strategic Income Fund

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York, 11245

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees
      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602
1234

PX230.001.0106

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       3.8%
--------------------------------------------------------------------------------
Oil & Gas                                                                3.5
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                            2.0
--------------------------------------------------------------------------------
Commercial Banks                                                            1.9
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      1.2
--------------------------------------------------------------------------------
Automobiles                                                                 1.1
--------------------------------------------------------------------------------
Containers & Packaging                                                   1.1
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         1.1
--------------------------------------------------------------------------------
Health Care Providers & Services                                         1.0
--------------------------------------------------------------------------------
Metals & Mining                                                          0.9

Portfolio holdings and allocations are subject to change. Percentages are as of
September 30, 2006, and are based on net assets.

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                 Corporate Bonds                         26.8%
                 Foreign Government Bonds                21.9
                 Other Bonds                             15.9
                 Government Agency Bonds                 13.7
                 Cash Equivalents                        11.1
                 U.S. Government Bonds                    8.7
                 Stocks                                   1.9

Portfolio holdings and allocations are subject to change. Percentages are as of
September 30, 2006, and are based on the total market value of investments. The
Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.

--------------------------------------------------------------------------------

                      9 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2006, FOLLOWED
BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE
BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended
September 30, 2006, Oppenheimer Strategic Income Fund's Class A shares (without sales charge) produced higher returns than its benchmark, the Lehman Brothers
Aggregate Bond Index. The Fund benefited early in the reporting period from its emphasis on bonds and currencies from the emerging markets, which continued to gain value in a robust global economic environment. The Fund's investments in
Brazil, Mexico, Turkey and Russia produced particularly attractive returns as these nations made progress toward reforming their financial systems and taming inflation. Global market conditions changed in the spring of 2006, when surging commodity prices and weakening housing markets sparked concerns that a U.S.
economic slowdown might precede a downturn in international economic conditions.
Global bond market volatility intensified as investors grew more risk-averse, and the Fund's overweighted position in emerging market bonds detracted modestly from its relative performance. The Fund's returns also were undermined to a mild degree by unfortunate timing in the trading of yen and euros in the currency markets. However, these setbacks were not severe enough to erase the reporting period's previous gains from emerging markets bonds and currencies.

      The Fund also received generally positive contributions to performance from its holdings of high-yield corporate bonds. However, bonds in the lower high-yield rating categories tended to fare better than those with higher credit ratings. Because we reduced the Fund's exposure to lower-rated securities in anticipation of slower economic growth and more moderate business conditions, the Fund did not participate fully in the high-yield sector's relative strength during the second half of the reporting period.

      Finally, our security selection and duration management strategies helped support returns from the U.S. government securities. We captured higher yields than those provided by U.S. Treasuries by focusing on mortgage- and asset-backed securities from U.S. government agencies. In the spring of 2006, we began to increase the Fund's average duration--a measure of sensitivity to changing interest rates--toward a range that is closer to industry averages. This change helped the Fund participate more fully in rallies as the market rebounded from heightened market volatility during the spring and summer of 2006.

                     10 | OPPENHEIMER STRATEGIC INCOME FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the
Fund held until September 30, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period; Class Y shares since inception of the Class on January 26, 1998. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class
A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman
Brothers Aggregate Bond Index and the Citigroup World Government Bond Index,
formerly Salomon Brothers World Government Bond Index. The former is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities widely regarded as a measure of the performance of the domestic debt securities market. The latter is an unmanaged index of fixed-rate bonds having a maturity of one year or more, widely regarded as a benchmark of fixed-income performance on a worldwide basis. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.

                     11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class A)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class A)           Bond Index        Bond Index

09/30/1996                      9,525               10,000           10,000
12/31/1996                      9,878               10,300           10,238
03/31/1997                      9,855               10,242            9,814
06/30/1997                     10,254               10,619           10,112
09/30/1997                     10,600               10,971           10,241
12/31/1997                     10,704               11,294           10,262
03/31/1998                     10,990               11,470           10,342
06/30/1998                     11,062               11,738           10,548
09/30/1998                     10,684               12,234           11,426
12/31/1998                     10,882               12,275           11,832
03/31/1999                     10,941               12,215           11,376
06/30/1999                     10,977               12,107           10,984
09/30/1999                     10,996               12,189           11,481
12/31/1999                     11,322               12,175           11,328
03/31/2000                     11,501               12,443           11,347
06/30/2000                     11,564               12,660           11,331
09/30/2000                     11,675               13,041           11,033
12/31/2000                     11,572               13,590           11,508
03/31/2001                     11,778               14,002           11,157
06/30/2001                     11,680               14,081           10,983
09/30/2001                     11,466               14,731           11,768
12/31/2001                     11,979               14,738           11,394
03/31/2002                     12,180               14,751           11,210
06/30/2002                     12,175               15,296           12,516
09/30/2002                     12,226               15,997           13,000
12/31/2002                     12,799               16,249           13,615
03/31/2003                     13,289               16,475           14,038
06/30/2003                     14,158               16,887           14,583
09/30/2003                     14,621               16,863           14,870
12/31/2003                     15,308               16,916           15,645
03/31/2004                     15,665               17,365           15,936
06/30/2004                     15,377               16,941           15,406
09/30/2004                     15,898               17,483           15,911
12/31/2004                     16,780               17,650           17,264
03/31/2005                     16,588               17,565           16,819
06/30/2005                     17,155               18,093           16,578
09/30/2005                     17,450               17,971           16,392
12/31/2005                     17,477               18,078           16,077
03/31/2006                     17,742               17,961           16,012
06/30/2006                     17,455               17,948           16,519
09/30/2006                     18,109               18,631           16,758

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT
9/30/06

1-Year  -1.16%     5-Year  8.51%     10-Year  6.12%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT
GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE
DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM,
OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE,
REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES,
THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE
CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C
AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD.
THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO
CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES
USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR
FURTHER INFORMATION.

                     12 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class B)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class B)           Bond Index        Bond Index

09/30/1996                     10,000               10,000           10,000
12/31/1996                     10,350               10,300           10,238
03/31/1997                     10,307               10,242            9,814
06/30/1997                     10,703               10,619           10,112
09/30/1997                     11,043               10,971           10,241
12/31/1997                     11,130               11,294           10,262
03/31/1998                     11,405               11,470           10,342
06/30/1998                     11,459               11,738           10,548
09/30/1998                     11,071               12,234           11,426
12/31/1998                     11,230               12,275           11,832
03/31/1999                     11,269               12,215           11,376
06/30/1999                     11,311               12,107           10,984
09/30/1999                     11,284               12,189           11,481
12/31/1999                     11,596               12,175           11,328
03/31/2000                     11,757               12,443           11,347
06/30/2000                     11,799               12,660           11,331
09/30/2000                     11,889               13,041           11,033
12/31/2000                     11,792               13,590           11,508
03/31/2001                     11,979               14,002           11,157
06/30/2001                     11,828               14,081           10,983
09/30/2001                     11,589               14,731           11,768
12/31/2001                     12,115               14,738           11,394
03/31/2002                     12,263               14,751           11,210
06/30/2002                     12,235               15,296           12,516
09/30/2002                     12,269               15,997           13,000
12/31/2002                     12,845               16,249           13,615
03/31/2003                     13,336               16,475           14,038
06/30/2003                     14,208               16,887           14,583
09/30/2003                     14,673               16,863           14,870
12/31/2003                     15,362               16,916           15,645
03/31/2004                     15,720               17,365           15,936
06/30/2004                     15,432               16,941           15,406
09/30/2004                     15,954               17,483           15,911
12/31/2004                     16,839               17,650           17,264
03/31/2005                     16,646               17,565           16,819
06/30/2005                     17,215               18,093           16,578
09/30/2005                     17,512               17,971           16,392
12/31/2005                     17,539               18,078           16,077
03/31/2006                     17,805               17,961           16,012
06/30/2006                     17,517               17,948           16,519
09/30/2006                     18,173               18,631           16,758

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT
9/30/06

1-Year  -1.60%     5-Year  8.50%     10-Year  6.16%

                     13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class C)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class C)           Bond Index        Bond Index

09/30/1996                     10,000               10,000           10,000
12/31/1996                     10,371               10,300           10,238
03/31/1997                     10,328               10,242            9,814
06/30/1997                     10,704               10,619           10,112
09/30/1997                     11,067               10,971           10,241
12/31/1997                     11,132               11,294           10,262
03/31/1998                     11,409               11,470           10,342
06/30/1998                     11,462               11,738           10,548
09/30/1998                     11,073               12,234           11,426
12/31/1998                     11,233               12,275           11,832
03/31/1999                     11,297               12,215           11,376
06/30/1999                     11,313               12,107           10,984
09/30/1999                     11,286               12,189           11,481
12/31/1999                     11,626               12,175           11,328
03/31/2000                     11,761               12,443           11,347
06/30/2000                     11,832               12,660           11,331
09/30/2000                     11,894               13,041           11,033
12/31/2000                     11,796               13,590           11,508
03/31/2001                     11,984               14,002           11,157
06/30/2001                     11,863               14,081           10,983
09/30/2001                     11,592               14,731           11,768
12/31/2001                     12,122               14,738           11,394
03/31/2002                     12,270               14,751           11,210
06/30/2002                     12,242               15,296           12,516
09/30/2002                     12,305               15,997           13,000
12/31/2002                     12,825               16,249           13,615
03/31/2003                     13,327               16,475           14,038
06/30/2003                     14,174               16,887           14,583
09/30/2003                     14,575               16,863           14,870
12/31/2003                     15,234               16,916           15,645
03/31/2004                     15,561               17,365           15,936
06/30/2004                     15,247               16,941           15,406
09/30/2004                     15,734               17,483           15,911
12/31/2004                     16,578               17,650           17,264
03/31/2005                     16,357               17,565           16,819
06/30/2005                     16,886               18,093           16,578
09/30/2005                     17,144               17,971           16,392
12/31/2005                     17,137               18,078           16,077
03/31/2006                     17,364               17,961           16,012
06/30/2006                     17,090               17,948           16,519
09/30/2006                     17,697               18,631           16,758

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT
9/30/06

1-Year  2.26%     5-Year  8.83%     10-Year  5.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT
GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE
DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM,
OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE,
REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES,
THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE
CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C
AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD.
THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO
CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES
USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR
FURTHER INFORMATION.

                     14 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class N)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class N)           Bond Index        Bond Index

03/01/2001                     10,000               10,000           10,000
03/31/2001                      9,799               10,050            9,712
06/30/2001                      9,717               10,107            9,560
09/30/2001                      9,539               10,573           10,244
12/31/2001                      9,988               10,578            9,917
03/31/2002                     10,122               10,588            9,757
06/30/2002                     10,112               10,979           10,894
09/30/2002                     10,177               11,482           11,316
12/31/2002                     10,617               11,663           11,851
03/31/2003                     11,044               11,825           12,219
06/30/2003                     11,753               12,121           12,693
09/30/2003                     12,092               12,103           12,944
12/31/2003                     12,648               12,141           13,618
03/31/2004                     12,929               12,464           13,872
06/30/2004                     12,678               12,159           13,410
09/30/2004                     13,094               12,548           13,850
12/31/2004                     13,806               12,668           15,027
03/31/2005                     13,632               12,607           14,640
06/30/2005                     14,080               12,986           14,430
09/30/2005                     14,307               12,899           14,268
12/31/2005                     14,315               12,976           13,994
03/31/2006                     14,552               12,892           13,937
06/30/2006                     14,302               12,882           14,379
09/30/2006                     14,822               13,372           14,587

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT
9/30/06

1-Year  2.63%     5-Year  9.22%     Since Inception (3/1/01)  7.31%

                     15 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Income Fund (Class Y)

      Lehman Brothers Aggregate Bond Index

      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Oppenheimer Strategic   Lehman Brothers   Citigroup World
                            Income Fund           Aggregate        Government
                             (Class Y)           Bond Index        Bond Index

01/26/1998                     10,000               10,000           10,000
03/31/1998                     10,181               10,027            9,981
06/30/1998                     10,257               10,261           10,180
09/30/1998                      9,936               10,695           11,028
12/31/1998                     10,108               10,731           11,420
03/31/1999                     10,194               10,678           10,979
06/30/1999                     10,237               10,584           10,600
09/30/1999                     10,241               10,656           11,081
12/31/1999                     10,579               10,643           10,932
03/31/2000                     10,732               10,878           10,951
06/30/2000                     10,826               11,067           10,935
09/30/2000                     10,912               11,401           10,648
12/31/2000                     10,850               11,880           11,106
03/31/2001                     11,049               12,241           10,768
06/30/2001                     10,965               12,310           10,599
09/30/2001                     10,740               12,877           11,358
12/31/2001                     11,256               12,883           10,996
03/31/2002                     11,419               12,895           10,819
06/30/2002                     11,416               13,372           12,079
09/30/2002                     11,498               13,984           12,546
12/31/2002                     12,021               14,204           13,140
03/31/2003                     12,496               14,402           13,548
06/30/2003                     13,317               14,762           14,074
09/30/2003                     13,721               14,741           14,351
12/31/2003                     14,369               14,787           15,099
03/31/2004                     14,706               15,181           15,380
06/30/2004                     14,437               14,810           14,869
09/30/2004                     14,927               15,283           15,356
12/31/2004                     15,760               15,429           16,662
03/31/2005                     15,590               15,355           16,232
06/30/2005                     16,131               15,817           16,000
09/30/2005                     16,379               15,710           15,820
12/31/2005                     16,454               15,804           15,717
03/31/2006                     16,718               15,701           15,453
06/30/2006                     16,460               15,689           15,943
09/30/2006                     17,093               16,287           16,173

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/06

1-Year  4.35%     5-Year  9.74%     Since Inception (1/26/98)  6.37%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT
GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN
INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN
REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE
DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM,
OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE,
REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES,
THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE
CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C
AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD.
THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO
CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES
USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR
FURTHER INFORMATION.

                     16 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER
CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS
THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR
FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds,
Inc.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to
Class A shares 72 months after purchase, the 10-year return for Class B uses
Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of
1% for the 1-year period. Class C shares are subject to an annual 0.75%
asset-based sales charge.

                     17 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of
Additional Information.

                     18 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1)
transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any;
and (2) ongoing costs, including management fees; distribution and service fees;
and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00
= 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the
Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                     19 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING        ENDING          EXPENSES
                             ACCOUNT          ACCOUNT         PAID DURING
                             VALUE            VALUE           6 MONTHS ENDED
                             (4/1/06)         (9/30/06)       SEPTEMBER 30, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00        $1,020.70       $4.67
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00         1,020.46        4.67
--------------------------------------------------------------------------------
Class B Actual                1,000.00         1,016.70        8.68
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00         1,016.50        8.68
--------------------------------------------------------------------------------
Class C Actual                1,000.00         1,019.20        8.54
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00         1,016.65        8.53
--------------------------------------------------------------------------------
Class N Actual                1,000.00         1,018.60        6.70
--------------------------------------------------------------------------------
Class N Hypothetical          1,000.00         1,018.45        6.70
--------------------------------------------------------------------------------
Class Y Actual                1,000.00         1,022.40        2.84
--------------------------------------------------------------------------------
Class Y Hypothetical          1,000.00         1,022.26        2.84

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365
(to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 30, 2006 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 0.92%
---------------------------------
Class B                 1.71
---------------------------------
Class C                 1.68
---------------------------------
Class N                 1.32
---------------------------------
Class Y                 0.56

--------------------------------------------------------------------------------

                     20 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2006
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.51%, 11/25/35 1                                                     $       2,450,000   $     2,452,626
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.39%, 4/20/08 1                                                                1,450,000         1,451,109
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.81%, 5/25/34 1                                                                9,060,000         9,100,706
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.43%, 9/25/36 1                                                               2,090,000         2,090,000
------------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.43%, 5/26/36 1                                                               3,665,000         3,667,294
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2005-A, Automobile Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.66%, 12/26/07                                                                    675,171           674,954
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities,
Series 2006-A, Cl. A2, 5.30%, 5/26/09                                                                   4,070,000         4,070,000
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile
Asset-Backed Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                          4,920,000         4,850,863
------------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Loan
Asset-Backed Securities, Series 2005-1, Cl. A2, 4.24%, 11/15/07                                         1,463,649         1,463,742
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-C, Asset-Backed Certificates,
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                                   419,897           418,623
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates:
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                                 2,155,677         2,146,737
Series 2005-D, Cl. AV2, 5.60%, 10/25/35 1                                                                 250,000           250,274
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.43%, 5/16/36 1                                                                4,590,000         4,592,873
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                                                    1,059,858         1,058,970
------------------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34                              5,076,405         4,928,018
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                               5,742,413         5,691,594
------------------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 2                                   15,441,000        15,675,358
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-7, Asset-Backed Certificates,
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 1                                                               358,234           357,189
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-10, Asset-Backed Certificates,
Series 2005-10, Cl. AF1, 5.484%, 2/25/36 1                                                              3,558,808         3,561,698
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                             1,720,000         1,717,335
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset Backed Certificates,
Series 2005-17, Cl. 1AF1, 5.53%, 5/25/36 1                                                              2,562,754         2,565,859
------------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                             1,150,000         1,147,907

                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                                           $         741,690   $       741,917
Series 2006-C, Cl. A2, 5.33%, 5/8/09 3                                                                  7,100,000         7,099,645
------------------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations,
Series1A, Cl. C2, 11.96%, 4/15/11 4,5,15                                                               15,000,000             1,500
------------------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 5                                                                3,083,887           510,769
------------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 4,5,15                                                                    2,275,079            22,751
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.54%, 11/25/35 1                                               7,200,000         7,207,662
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.38%, 5/15/36 1                                                2,374,859         2,376,511
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.434%, 7/7/36 1                                                1,850,000         1,851,158
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.414%, 7/25/36 1                                               3,620,000         3,622,264
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                    2,702,984         2,683,117
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,5                                                      6,523,018            97,845
------------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                                        4,814,000         4,289,866
------------------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                                    5,214,000         1,156,802
------------------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                                   5,160,193         5,152,967
------------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-3, Cl. A2, 3.73%, 10/18/07 5                                                                1,305,431         1,304,173
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.59%, 1/20/35 1                                                   2,565,543         2,569,540
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                               3,245,583         3,236,647
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                2,557,223         2,545,710
------------------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations,
Series 2A, Cl. C1, 0.307%, 3/24/14 1,5                                                                  3,433,919           137,357
------------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.43%, 9/29/36 1                                                5,330,000         5,330,000
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.59%, 7/25/35 1                                                             2,230,000         2,235,127
------------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 1.762%, 1/25/29 5                                                              4,420,411           928,286

                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 3.99%, 1/15/08                                                           $       4,583,384   $     4,573,876
------------------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                                     359,922           359,967
------------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.43%, 7/1/36 1                                                                 6,040,000         6,043,780
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. AF2, 3.735%, 11/10/34 1                                                  852,059           848,023
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. AF2, 3.914%, 5/25/35 1                                                   898,899           893,063
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                 1,670,000         1,654,767
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                   1,810,000         1,808,909
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32 4.45%, 7/25/28                                                                3,393,424         3,364,886
------------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.41%, 7/25/36 1                                                               2,248,858         2,250,269
------------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 5.428%, 9/25/36 1                                                4,510,000         4,509,161
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.39%, 4/25/36 1                                                                 2,483,764         2,485,475
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%, 8/25/33                                                                  136,436           135,787
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                3,793,349         3,781,362
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.424%, 7/25/36 1                              3,600,000         3,602,251
                                                                                                                    ----------------
Total Asset-Backed Securities (Cost $199,814,969)                                                                       165,346,919

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.5%
------------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                                4,599,837         4,627,190
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                    5,070,000         4,960,808
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                  3,549,024         3,609,285
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                  3,313,443         3,341,402
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1                                                                 445,411           444,875
------------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, 8.20%, 6/22/24 6                                           6,736,843           257,036
------------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multi-Class Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.43%, 8/25/08 1                                                                3,768,385         3,772,165

                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                          $       1,311,000   $     1,309,532
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                 7,915,636         7,999,740
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                 1,732,811         1,769,553
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, CMO,
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                7,315,671         7,309,386
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, CMO:
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                 2,365,198         2,373,103
Series 2006-AB4, Cl. A1A, 6.005%, 6/25/08                                                               7,520,000         7,525,875
------------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 5.543%, 10/15/30 1,5                                                        36,400,000        10,920,000
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                                     2,453,592         2,533,242
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                                                           6,107,550         5,899,495
5%, 10/1/36                                                                                            17,996,000        17,309,903
6%, 4/1/17-9/1/24                                                                                      26,308,932        26,682,938
6.50%, 4/1/18-8/1/32                                                                                   14,311,669        14,640,092
7%, 8/1/21-10/1/31                                                                                      6,796,664         7,005,349
7.50%, 2/1/32-4/1/36                                                                                   10,589,431        11,007,495
8.50%, 8/1/31                                                                                             717,091           769,579
10%, 4/1/20-5/1/20                                                                                        198,147           219,456
10.50%, 5/1/20                                                                                            295,302           330,723
11.50%, 10/1/16                                                                                           222,587           241,408
12%, 5/1/10-6/1/17                                                                                        706,487           770,305
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                                       1,811,760         1,840,326
Series 3057, Cl. LG, 5%, 10/15/35                                                                       5,000,000         4,672,932
Series 3105, Cl. BD, 5.50%, 1/15/26                                                                     8,122,000         8,129,895
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                    19,202,109        19,254,942
Series 3153, Cl. FJ, 5.71%, 5/15/36 1                                                                   2,338,201         2,344,981
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                     9,528,668         9,709,957
Series 2002-66, Cl. FG, 6.33%, 9/25/32 1                                                                8,892,727         9,047,178
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                     1,989,442         2,030,694
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                      1,288,332         1,316,837
Series 2173, Cl. Z, 6.50%, 7/15/29                                                                      4,994,385         5,148,959
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                     1,434,006         1,471,726
Series 2387, Cl. PD, 6%, 4/15/30                                                                          968,030           969,194
Series 2500, Cl. FD, 5.83%, 3/15/32 1                                                                     840,263           849,026
Series 2526, Cl. FE, 5.73%, 6/15/29 1                                                                   1,074,995         1,079,569
Series 2551, Cl. FD, 5.73%, 1/15/33 1                                                                     842,687           851,893

                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2583, Cl. KA, 5.50%, 3/15/22                                                             $       1,459,863   $     1,458,415
Series 2939, Cl. PE, 5%, 2/15/35                                                                       11,489,000        10,773,811
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.667%, 7/1/26 6                                                                   3,356,432           747,036
Series 183, Cl. IO, 8.234%, 4/1/27 6                                                                    1,349,217           293,166
Series 192, Cl. IO, 13.941%, 2/1/28 6                                                                     590,751           125,938
Series 200, Cl. IO, 13.272%, 1/1/29 6                                                                     713,211           156,137
Series 203, Cl. IO, 3.706%, 6/1/29 6                                                                    2,528,921           548,865
Series 204, Cl. IO, (6.142)%, 5/1/29 6                                                                    207,878            45,763
Series 205, Cl. IO, 10.148%, 9/1/29 6                                                                   3,216,207           715,616
Series 206, Cl. IO, (13.726)%, 12/1/29 6                                                                1,110,456           258,545
Series 207, Cl. IO, (16.958)%, 4/1/30 6                                                                 1,256,119           281,834
Series 2074, Cl. S, 0.394%, 7/17/28 6                                                                     776,505            73,961
Series 2079, Cl. S, (0.624)%, 7/17/28 6                                                                 1,222,768           121,739
Series 208, Cl. IO, (2.557)%, 6/1/30 6                                                                  2,217,363           480,353
Series 212, Cl. IO, 5.047%, 5/1/31 6                                                                    5,061,704         1,108,318
Series 214, Cl. IO, (8.788)%, 6/1/31 6                                                                  1,207,038           268,231
Series 2003-13, Cl. I O, 9.767%, 3/25/33 6                                                              6,057,153         1,334,273
Series 2003-26, Cl. I O, 10.614%, 4/25/33 6                                                             4,826,175         1,061,575
Series 2003-118, Cl. S, 10.01%, 12/25/33 6                                                              9,919,651         1,091,133
Series 2005-87, Cl. SG, 10.772%, 10/25/35 6                                                            17,490,125         1,012,771
Series 2526, Cl. SE, 2.072%, 6/15/29 6                                                                  1,920,308           100,569
Series 2819, Cl. S, 0.785%, 6/15/34 6                                                                  17,324,305         1,242,080
Series 2920, Cl. S, (0.487)%, 1/15/35 6                                                                10,196,523           491,200
Series 3000, Cl. SE, (4.389)%, 7/15/25 6                                                               12,554,617           480,052
Series 3004, Cl. SB, 8.215%, 7/15/35 6                                                                 19,212,358           562,661
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/19                                                                                           2,872,913         2,776,667
4.50%, 10/1/21 3                                                                                       26,741,000        25,805,065
5%, 2/1/18-11/1/33                                                                                     71,692,437        69,822,672
5%, 10/1/21-10/1/36 3                                                                                  52,416,439        50,901,508
5.50%, 1/1/33-11/1/34                                                                                  84,309,976        83,325,551
5.50%, 10/1/21-10/1/36 3                                                                               77,891,000        76,986,168
6%, 7/1/24-5/1/33                                                                                      22,972,133        23,179,685
6%, 10/1/21-10/1/36 3                                                                                  29,043,000        29,453,486
6.50%, 6/1/17-9/1/32                                                                                   42,801,200        43,811,048
6.50%, 10/1/36 3                                                                                       20,373,000        20,748,637
7%, 11/1/17-9/1/34                                                                                     29,854,743        30,813,714
7.50%, 6/1/10-1/1/33                                                                                   16,574,874        17,211,627
8.50%, 7/1/32                                                                                             114,538           123,336
9.50%, 4/1/20-3/15/21                                                                                     191,897           209,398
11%, 10/15/15-2/1/26                                                                                      462,240           511,909

                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.: Continued
13%, 6/1/15                                                                                     $         102,012   $       114,242
15%, 4/15/13                                                                                              401,873           458,351
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T10, Cl. IO, (1.986)%, 12/25/41 6                                                          182,967,069         2,695,507
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T3, Cl. IO, 12.136%, 11/25/40 6                                                             21,000,954           397,743
CMO Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 8.085%, 7/25/41 6                                                               35,048,276           651,386
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                         230,489           236,117
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                                      2,627,896         2,783,616
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                  2,965,865         3,062,205
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        484,352           485,455
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                    214,810           219,252
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                        739,308           740,685
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                        306,162           306,024
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                        128,033           127,766
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                       5,174,162         5,252,948
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                                      2,646,745         2,685,176
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                                   6,057,949         6,236,461
Trust 2002-77, Cl. WF, 5.73%, 12/18/32 1                                                                1,216,230         1,226,463
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                   4,963,000         4,897,198
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                  12,066,000        11,879,574
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                   5,467,000         5,421,052
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                      4,650,000         4,551,334
Trust 2003-116, Cl. FA, 5.73%, 11/25/33 1                                                               1,082,074         1,087,949
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                     4,201,000         4,107,038
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                   2,865,000         2,801,873
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                   3,510,000         3,256,821
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                 2,910,000         2,815,628
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                  9,270,000         9,301,734
Trust 2006-50, Cl. KS, 4.657%, 6/25/36 1                                                                4,352,129         4,243,130
Trust 2006-50, Cl. SA, 4.657%, 6/25/36 1                                                                5,043,548         4,880,712
Trust 2006-50, Cl. SK, 5.657%, 6/25/36 1                                                                  915,041           896,965
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                  12,594,804        12,619,981
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-28, Cl. SA, 0.899%, 4/25/32 6                                                                1,008,490            72,327
Trust 2002-38, Cl. SO, (3.515)%, 4/25/32 6                                                                897,537            53,146
Trust 2002-39, Cl. SD, (1.665)%, 3/18/32 6                                                              1,470,717           110,605
Trust 2002-48, Cl. S, 1.226%, 7/25/32 6                                                                 1,617,186           124,943
Trust 2002-52, Cl. SL, 1.23%, 9/25/32 6                                                                   959,728            76,547
Trust 2002-53, Cl. SK, (1.213)%, 4/25/32 6                                                                917,065            78,398

                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security: Continued
Trust 2002-56, Cl. SN, 2.237%, 7/25/32 6                                                        $       2,217,399   $       175,501
Trust 2002-77, Cl. IS, 1.501%, 12/18/32 6                                                               1,529,137           122,020
Trust 2006-34, Cl. SK, 13.241%, 5/25/36 6                                                              16,897,259         1,276,444
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 221, Cl. 2, 12.052%, 5/1/23 6                                                                     1,238,495           284,508
Trust 240, Cl. 2, 20.817%, 9/1/23 6                                                                     2,004,394           446,103
Trust 247, Cl. 2, 13.627%, 10/1/23 6                                                                      251,048            59,994
Trust 301, Cl. 2, 6.416%, 4/1/29 6                                                                      1,968,421           421,809
Trust 303, Cl. IO, 11.777%, 11/1/29 6                                                                   1,189,618           278,272
Trust 313, Cl. 2, (6.97)%, 6/1/31 6                                                                     7,130,917         1,615,404
Trust 319, Cl. 2, 12.061%, 2/1/32 6                                                                        53,279            12,263
Trust 321, Cl. 2, 9.57%, 4/1/32 6                                                                       9,524,512         2,195,201
Trust 324, Cl. 2, 5.939%, 7/1/32 6                                                                      6,954,821         1,580,873
Trust 329, Cl. 2, 9.451%, 1/1/33 6                                                                     14,965,828         3,593,266
Trust 334, Cl. 12, 5.349%, 2/1/33 6                                                                     9,853,872         2,100,310
Trust 340, Cl. 2, 8.005%, 9/1/33 6                                                                      4,852,457         1,188,985
Trust 344, Cl. 2, 7.65%, 12/1/33 6                                                                      3,909,569           905,245
Trust 2001-61, Cl. SH, 8.995%, 11/18/31 6                                                               5,943,121           559,775
Trust 2001-63, Cl. SD, 2.209%, 12/18/31 6                                                                  77,847             7,445
Trust 2001-68, Cl. SC, 2.546%, 11/25/31 6                                                                  54,929             4,809
Trust 2001-81, Cl. S, 2.648%, 1/25/32 6                                                                 1,449,081           109,190
Trust 2002-9, Cl. MS, 1.19%, 3/25/32 6                                                                  1,881,042           150,756
Trust 2002-65, Cl. SC, (3.835)%, 6/25/26 6                                                              2,886,056           186,990
Trust 2002-77, Cl. SH, 2.876%, 12/18/32 6                                                               1,704,584           162,673
Trust 2003-4, Cl. S, 9.966%, 2/25/33 6                                                                  3,143,628           357,303
Trust 2003-33, Cl. SP, 13.034%, 5/25/33 6                                                               6,025,517           705,289
Trust 2005-40, Cl. SA, (2.733)%, 5/25/35 6                                                             15,586,621           787,282
Trust 2005-40, Cl. SB, 0.265%, 5/25/35 6                                                                6,982,455           301,101
Trust 2005-71, Cl. SA, 3.309%, 8/25/25 6                                                                7,986,842           456,463
Trust 2006-33, Cl. SP, 13.681%, 5/25/36 6                                                               8,478,579           661,211
Trust 2006-75, Cl. SA, 8.486%, 8/25/36 6                                                                5,292,362           244,235
Trust 2682, Cl. TQ, 14.208%, 10/15/33 6                                                                 6,733,138           416,234
Trust 2981, Cl. BS, 14.201%, 5/15/35 6                                                                 12,913,052           596,964
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 340, Cl. 1, 5.181%, 9/1/33 7                                                            4,852,457         3,516,105
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-C, Cl. A2, 4.24%, 3/15/08                                                                   2,491,609         2,486,640
------------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                 2,940,000         2,912,854

                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                                         $       1,103,370   $     1,111,664
Series 1998-C1, Cl. F, 7.185%, 5/15/30 1                                                                2,000,000         2,115,158
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.75%, 7/20/27 1                                                                                           11,879            11,981
7%, 1/15/28-1/20/30                                                                                     2,806,146         2,897,033
8%, 1/15/28-9/15/28                                                                                     1,226,126         1,300,394
11%, 10/20/19                                                                                              29,778            32,847
12%, 11/20/13-9/20/15                                                                                      44,616            49,934
12.50%, 12/15/13-11/15/15                                                                               1,741,367         1,936,383
13%, 10/15/15                                                                                           2,658,467         2,974,165
13.50%, 6/15/15                                                                                         3,571,550         4,023,524
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                     9,575,873        10,278,147
Series 2000-7, Cl. Z, 8%, 1/16/30                                                                       5,951,450         6,353,483
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-6, Cl. SA, (1.078)%, 3/16/28 6                                                              1,522,286           134,227
Series 1998-19, Cl. SB, (0.434)%, 7/16/28 6                                                             2,470,926           242,921
Series 2006-47, Cl. SA, 16.226%, 8/16/36 6                                                              5,468,503           327,374
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                3,260,000         3,186,904
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                3,310,000         3,306,528
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                   10,200,699        10,810,782
------------------------------------------------------------------------------------------------------------------------------------
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.731%, 2/25/32 1                                                              7,399,705         7,496,952
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                               1,220,000         1,196,804
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                               4,310,000         4,251,593
------------------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                                    8,115,000         8,642,480
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                                  9,627,000        10,405,758
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                 3,520,000         3,495,636
------------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO,
Series 2002-GE1, Cl. A, 2.514%, 7/26/24 5                                                                 519,449           379,198
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                2,738,935         2,720,036

                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                            $       5,045,368   $     5,019,503
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                 3,055,589         3,036,475
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                  13,823,000        11,996,588
------------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                                  9,627,000        10,052,786
------------------------------------------------------------------------------------------------------------------------------------
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates:
Series 1992-2, Cl. B2, 1/15/03 4,5,15                                                                     624,465                --
Series 1992-2, Cl. B3, 10.324%, 4/15/09 1,5                                                               135,251                42
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                           380,000           408,271
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                                  8,890,000         8,894,167
------------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-BackedPass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                   8,743,213         8,737,324
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through Certificates,
Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                                   8,007,405         7,999,272
------------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                                      598,566           601,848
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                                 455,022           464,780
------------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                    2,407,000         2,418,026
------------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 4.286%, 9/15/22 6                                                               18,392,200           449,268
Series 1995-2B, Cl. 2IO, 8.288%, 6/15/25 6                                                              1,326,631            31,006
Series 1995-3, Cl. 1IO, (6.974)%, 9/15/25 6                                                            42,214,929           374,940
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                                   5,800,000         5,736,569
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.673%, 5/25/35 1                                                              2,194,521         2,188,420
------------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.58%, 7/25/45 1                                                             2,883,587         2,892,126
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-DD Trust, CMO Mtg.
Pass-Through Certificates, Series 2004-DD, Cl. 2A1, 4.509%, 1/25/35 1                                     255,388           254,588
                                                                                                                    ----------------
Total Mortgage-Backed Obligations (Cost $1,030,340,562)                                                               1,009,936,331

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--9.5%
------------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 8,9                                                             61,690,000        58,586,253
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07 9                                                    150,000           147,444

                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10 9                                                                               $       3,100,000   $     3,019,115
5.25%, 7/18/11                                                                                         80,930,000        82,152,286
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                                                               335,000           333,260
4.25%, 7/15/07 9                                                                                          505,000           501,355
4.75%, 12/15/10 9                                                                                      15,620,000        15,544,290
6%, 5/15/11 9                                                                                          22,400,000        23,423,814
6%, 5/15/08 9,10                                                                                       15,044,000        15,281,274
6.625%, 9/15/09 10                                                                                     32,926,000        34,481,227
------------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
6.132%, 1/15/21 8,9                                                                                    51,220,000        25,224,621
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 5.02%, 11/9/06 9,11,12                                                           293,925,000       292,367,369
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 9                                                                                          415,000           397,784
5.25%, 2/15/29 9                                                                                       40,170,000        42,489,215
5.50%, 8/15/28 9,10                                                                                       152,000           165,680
7.25%, 5/15/16 9,10                                                                                     2,734,000         3,277,598
STRIPS, 4.941%, 2/15/16 8,10                                                                           23,586,000        15,248,302
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.625%, 8/31/11 9                                                                                      29,711,000        29,752,803
5.125%, 6/30/11 9                                                                                      13,327,000        13,625,298
                                                                                                                    ----------------
Total U.S. Government Obligations (Cost $652,810,286)                                                                   656,018,988

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--23.0%
------------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.5%
Argentina (Republic of) Bonds:
2%, 9/30/14 5 [ARP]                                                                                    13,011,900         4,267,253
5.589%, 8/3/12 1                                                                                       48,514,501        44,802,964
Series V, 7%, 3/28/11                                                                                  52,430,000        49,587,122
------------------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 4/1/07 4,5 [ARP]                                                                             208,251            90,145
------------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 5 [ARP]                                                    17,611,439         8,500,019
                                                                                                                    ----------------
                                                                                                                        107,247,503

------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.8%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                                            70,980,000        54,276,524
------------------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                                9,450,000        14,120,896
------------------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 3.192%, 12/14/06 8 [EUR]                                          22,950,000        28,918,176
                                                                                                                    ----------------
                                                                                                                         43,039,072

                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
BRAZIL--2.0%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                                                     $      26,600,000   $    29,286,600
8.75%, 2/4/25                                                                                          32,645,000        38,961,808
8.875%, 10/14/19                                                                                       25,985,000        30,883,173
10.50%, 7/14/14                                                                                        24,810,000        31,235,790
------------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                       7,950,000         8,733,075
                                                                                                                    ----------------
                                                                                                                        139,100,446

------------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                          7,080,000         8,363,250
8.25%, 1/15/15 2                                                                                        6,790,000         8,020,688
                                                                                                                    ----------------
                                                                                                                         16,383,938

------------------------------------------------------------------------------------------------------------------------------------
CANADA--0.8%
Canada (Government of) Nts., 4%, 9/1/10 [CAD]                                                          65,285,000        58,651,659
------------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--1.4%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                        27,157,000        27,564,355
10.75%, 1/15/13                                                                                         8,000,000         9,808,000
12%, 10/22/15 [COP]                                                                                49,296,000,000        23,498,351
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                                  23,854,260,000        10,633,740
------------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                                   22,580,000        24,950,900
                                                                                                                    ----------------
                                                                                                                         96,455,346

------------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                                     21,445,000         3,700,451
4%, 11/15/15 [DKK]                                                                                     15,950,000         2,775,045
7%, 11/10/24 [DKK]                                                                                      5,820,000         1,385,552
------------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                           23,020,000         3,940,710
                                                                                                                    ----------------
                                                                                                                         11,801,758

------------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%, 9/27/11                                      1,876,658         2,026,791
------------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                                                       4,802,000         5,270,195
7.65%, 6/15/35 2                                                                                        4,735,000         5,101,963
                                                                                                                    ----------------
                                                                                                                         10,372,158

------------------------------------------------------------------------------------------------------------------------------------
FRANCE--1.9%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                                     59,985,000        73,217,511

                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FRANCE Continued
France (Government of) Obligations Assimilables du Tresor Bonds,
4%, 4/25/55 [EUR]                                                                                      25,690,000   $    33,269,855
------------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.195%, 12/14/06 8 [EUR]                                        18,630,000        23,472,652
                                                                                                                    ----------------
                                                                                                                        129,960,018

------------------------------------------------------------------------------------------------------------------------------------
GERMANY--1.8%
Germany (Federal Republic of) Bonds, Series 05, 4%, 1/4/37 [EUR]                                       36,260,000        47,119,930
------------------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills,
Series 0906, 3.359%, 3/14/07 8 [EUR]                                                                   62,930,000        78,613,623
                                                                                                                    ----------------
                                                                                                                        125,733,553

------------------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                                       21,830,000        28,889,504
------------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                                       2,972,000         3,514,390
10.25%, 11/8/11                                                                                         1,205,000         1,424,913
                                                                                                                    ----------------
                                                                                                                          4,939,303

------------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                                        2,670,000         2,730,075
7.25%, 4/20/15 2                                                                                        4,450,000         4,689,188
------------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                                  6,210,000         7,288,988
                                                                                                                    ----------------
                                                                                                                         14,708,251

------------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.4%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                            101,230,000        25,226,569
------------------------------------------------------------------------------------------------------------------------------------
ITALY--1.5%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 3.40%, 7/1/09 1 [EUR]                     40,215,000        51,219,165
------------------------------------------------------------------------------------------------------------------------------------
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                                                                    42,280,000        54,835,703
                                                                                                                    ----------------
                                                                                                                        106,054,868

------------------------------------------------------------------------------------------------------------------------------------
JAPAN--1.0%
Japan (Government of) Bonds:
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                            2,523,000,000        21,296,256
Series 7, 0.80%, 3/10/16 [JPY]                                                                      5,368,056,000        44,469,090
                                                                                                                    ----------------
                                                                                                                         65,765,346

                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 5 [MYR]                             57,058,000   $    17,173,097
------------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                      26,605,000         7,246,400
                                                                                                                    ----------------
                                                                                                                         24,419,497

------------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.9%
Mexican Williams Sr. Nts., 6.03%, 11/15/08 1,5                                                          1,500,000         1,545,938
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Bonds:
7.50%, 4/8/33                                                                                          35,543,000        41,087,708
8.30%, 8/15/31                                                                                          2,000,000         2,499,000
11.375%, 9/15/16                                                                                           45,000            64,688
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12                                                             18,630,000        20,493,000
                                                                                                                    ----------------
                                                                                                                         65,690,334

------------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20 5                                        3,585,000         3,578,278
------------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                                2,312,295         2,182,603
                                                                                                                    ----------------
                                                                                                                          5,760,881

------------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.7%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                         39,951,000        39,751,245
9.375%, 4/1/29                                                                                          5,500,000         7,122,500
                                                                                                                    ----------------
                                                                                                                         46,873,745

------------------------------------------------------------------------------------------------------------------------------------
PERU--1.6%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                                                                          7,075,000         7,577,325
7.84%, 8/12/20 [PEN]                                                                                  102,295,000        33,409,443
8.20%, 8/12/26 5 [PEN]                                                                                 10,835,000         3,609,333
8.375%, 5/3/16                                                                                          3,210,000         3,715,575
9.91%, 5/5/15 [PEN]                                                                                    63,042,000        23,268,520
Series 7, 8.60%, 8/12/17 [PEN]                                                                         24,020,000         8,284,554
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                      10,583,000         4,060,056
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 5%, 3/7/17 1                                 1,064,000         1,053,360
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 8                                                         24,145,946        13,542,254
------------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub. Bonds, 8.75%, 11/21/33                                                11,120,000        13,677,600
                                                                                                                    ----------------
                                                                                                                        112,198,020

                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--1.3%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                                     $      38,400,000   $    42,336,000
8.375%, 2/15/11                                                                                         5,050,000         5,454,000
9.50%, 2/2/30                                                                                           9,510,000        11,744,850
------------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                                             27,181,000        28,506,074
                                                                                                                    ----------------
                                                                                                                         88,040,924

------------------------------------------------------------------------------------------------------------------------------------
POLAND--0.7%
Poland (Republic of) Bonds:
Series 0K0807, 4.191%, 8/12/07 8 [PLZ]                                                                 36,350,000        11,172,606
Series DS1013, 5%, 10/24/13 [PLZ]                                                                      37,200,000        11,744,493
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                     8,540,000         2,744,177
Series 0511, 4.25%, 5/24/11 [PLZ]                                                                      77,135,000        23,499,001
                                                                                                                    ----------------
                                                                                                                         49,160,277

------------------------------------------------------------------------------------------------------------------------------------
RUSSIA--0.0%
Russian Ministry of Finance Debs., Series VII, 3%, 5/14/11                                              3,560,000         3,198,019
------------------------------------------------------------------------------------------------------------------------------------
TURKEY--0.4%
Turkey (Republic of) Bonds, 7%, 9/26/16                                                                 7,900,000         7,781,500
------------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                          9,675,000         9,771,750
9.50%, 1/15/14                                                                                          6,050,000         6,912,125
11%, 1/14/13                                                                                            2,590,000         3,128,979
                                                                                                                    ----------------
                                                                                                                         27,594,354

------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                                       13,585,000        25,461,224
6%, 12/7/28 [GBP]                                                                                      17,815,000        41,618,033
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                         13,870,000        25,488,712
                                                                                                                    ----------------
                                                                                                                         92,567,969

------------------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.6%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36                                                   4,835,000         4,847,088
------------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                                     222,660,000         9,560,630
8%, 11/18/22                                                                                           23,935,000        25,371,100
                                                                                                                    ----------------
                                                                                                                         39,778,818
                                                                                                                    ----------------
Total Foreign Government Obligations (Cost $1,557,044,880)                                                            1,595,915,445

                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--28.0%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.9%
------------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts.,
Series B, 2/15/10                                                                               $       2,729,000   $     2,729,000
------------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                    6,631,000         6,481,803
9% Sr. Unsec. Nts., 7/1/15                                                                              6,000,000         6,120,000
------------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13 5                             1,000,000           945,000
------------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                               3,777,000         3,673,133
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                                   4,051,000         4,020,618
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                                 3,084,000         3,361,560
------------------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                                  1,700,000         1,691,500
------------------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                             3,975,000         3,577,500
8.25% Sr. Unsec. Nts., 8/1/10                                                                           6,600,000         6,468,000
                                                                                                                    ----------------
                                                                                                                         39,068,114

------------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.1%
Ford Motor Co., 7.45% Bonds, 7/16/31                                                                    2,700,000         2,099,250
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                                    5,400,000         5,182,753
5.80% Sr. Unsec. Nts., 1/12/09                                                                            800,000           762,008
7.375% Nts., 10/28/09                                                                                  18,550,000        18,039,059
7.375% Unsec. Nts., 2/1/11                                                                              1,950,000         1,873,359
9.957% Nts., 4/15/12 1                                                                                  9,615,000        10,074,059
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.875% Nts., 9/15/11                                                                                   15,360,000        15,294,413
7.25% Nts., 3/2/11                                                                                      3,500,000         3,523,289
8% Bonds, 11/1/31                                                                                      10,590,000        11,103,318
------------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.:
7.20% Nts., 1/15/11                                                                                     4,000,000         3,705,000
8.375% Sr. Unsec. Debs., 7/15/33                                                                        1,400,000         1,218,000
------------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                                                                 940,000           989,350
10.50% Sr. Sub. Nts., 1/1/16 2                                                                          4,255,000         4,701,775
                                                                                                                    ----------------
                                                                                                                         78,565,633

------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                                             2,825,000         2,867,375
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp.,
10.25% Sr. Sub. Nts., 6/1/16 2                                                                          3,345,000         3,436,988

                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                                                                     $       1,900,000   $     1,938,000
------------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                                           4,101,000         4,300,924
------------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                                         4,566,000         4,817,130
------------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                              4,895,000         4,723,675
------------------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                                      2,391,000         2,522,505
------------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2                                     4,600,000         4,197,500
------------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                                    700,000           672,875
8% Sr. Nts., 11/15/13                                                                                   1,900,000         1,942,750
------------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                                    4,915,000         5,209,900
------------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                                        3,382,000         3,648,333
------------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                         2,022,000         1,931,010
9% Sr. Sub. Nts., 3/15/12                                                                               7,132,000         7,479,685
------------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                           3,370,000         3,618,538
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                           5,121,000         5,313,038
------------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                                           3,200,000         3,160,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                     6,110,000         6,400,531
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                                      1,200,000         1,234,500
------------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                    1,670,000         1,640,775
6.375% Sr. Sub. Nts., 7/15/09                                                                           3,327,000         3,318,683
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                    2,330,000         2,283,400
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                                      900,000           900,000
8% Sr. Sub. Nts., 4/1/12                                                                                2,950,000         3,068,000
------------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                             1,000,000           972,500
------------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                           8,839,000         9,236,755
------------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75% Sr. Unsec. Sub. Nts., 3/1/15                                          1,665,000         1,629,619
------------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                       6,950,000         7,071,625
------------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                                   2,265,000         2,426,381
------------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 4,5,15                                                      10,800,000                --
------------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                          3,226,000         3,105,025
9.625% Sr. Nts., 6/1/14                                                                                 1,368,000         1,224,360
9.75% Sr. Nts., 4/15/13                                                                                 1,050,000           950,250
------------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                     10,325,000         9,718,406
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                     1,580,000         1,489,150
------------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                              8,600,000         8,266,750
------------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                       3,858,000         4,176,285

                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                $       1,500,000   $     1,473,750
------------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                  10,403,000        10,142,925
                                                                                                                    ----------------
                                                                                                                        136,205,533

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                        6,554,000         6,554,000
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                         2,738,000         3,010,792
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                            2,803,000         2,760,955
------------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                          2,474,000         2,547,898
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                     1,200,000         1,231,500
------------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                        1,971,000         2,020,275
------------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                    2,025,000         1,964,250
------------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                                1,925,000         1,977,938
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                     3,570,000         3,213,000
------------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                                       3,521,000         3,256,925
                                                                                                                    ----------------
                                                                                                                         28,537,533

------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                  3,450,000         3,415,500
------------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                               1,955,000         1,925,675
                                                                                                                    ----------------
                                                                                                                          5,341,175

------------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.8%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 4,15                                                                     1,400,000           857,500
8.125% Sr. Nts., Series B, 7/15/03 4,15                                                                 2,325,000         1,447,313
8.375% Sr. Nts., Series B, 2/1/08 4,15                                                                  4,236,000         2,636,910
9.25% Sr. Unsec. Nts., Series B, 10/1/02 4,15                                                           6,065,000         3,760,300
9.875% Sr. Nts., Series B, 3/1/07 4,15                                                                  1,800,000         1,120,500
10.25% Sr. Unsec. Sub. Nts., 6/15/11 4,15                                                                 800,000           522,000
10.875% Sr. Unsec. Nts., 10/1/10 4,15                                                                     200,000           124,500
------------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                     4,246,000         4,299,075
------------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                                         1,550,000         1,464,750
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                                      3,409,000         3,421,784
------------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                      975,000           860,438
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                           3,750,000         3,506,250
------------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                                                  2,290,000         2,244,200

                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
Charter Communications Holdings II LLC/Charter Communications
Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                                 $       1,300,000   $     1,332,500
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                               3,830,000         3,906,600
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 2                                       20,029,000        20,454,616
------------------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                                     2,229,000         2,323,733
------------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 13                                              7,129,000         5,721,023
------------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.25% Sr. Nts., 4/15/12 2                                                                               2,950,000         2,953,688
7.625% Sr. Unsec. Debs., 7/15/18                                                                          900,000           925,875
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                                         6,419,000         6,619,594
------------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts., 11/15/09                                                                        4,240,000         4,489,100
------------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                 2,509,000         2,603,088
9.875% Sr. Sub. Nts., 8/15/13                                                                           4,431,000         4,807,635
------------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 13                                                                    3,600,000         3,051,000
8% Unsec. Nts., 11/15/13                                                                               14,633,000        14,596,418
------------------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
6.375% Sr. Unsec. Nts., 6/15/15                                                                         2,700,000         2,551,500
------------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                                         6,188,000         5,901,805
7% Sr. Nts., 10/1/13 2,3                                                                                2,150,000         2,112,375
7.125% Sr. Nts., 2/1/16 2                                                                               2,200,000         2,136,750
------------------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                               3,296,000         3,308,360
------------------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc.,
7.625% Sr. Unsec. Sub. Nts., 3/1/14                                                                     1,925,000         1,888,906
------------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                                  648,000           602,640
------------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                                    4,023,000         3,877,166
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                                      1,800,000         1,820,250
------------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                      3,233,000         3,030,938
------------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 13                                               7,400,000         5,698,000
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 2,3                                                    4,910,000         4,903,863
------------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC/Mediacom Broadband Corp.,
8.50% Sr. Nts., 10/15/15                                                                                1,895,000         1,892,631
------------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                     4,855,000         4,988,513
------------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                            1,900,000         1,686,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                    4,775,000         4,440,750
------------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 2,13                                                              5,360,000         3,169,100
10% Sr. Nts., 8/1/14 2                                                                                  7,265,000         7,546,519

                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                         $       1,475,000   $     1,530,313
------------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.757% Sr. Sec. Nts., 1/15/13 1,5                                         4,225,000         4,277,813
------------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                                    5,317,000         4,851,763
8.875% Sr. Unsec. Nts., 5/15/11                                                                         1,718,000         1,687,935
------------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                                 1,600,000         1,548,000
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                             10,815,000         9,922,763
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                             10,155,000         9,317,213
6.875% Sr. Nts., 1/15/13                                                                                6,800,000         6,239,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                            11,110,000        11,193,325
------------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 2                                     4,340,000         4,795,700
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                          2,992,000         3,070,540
------------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                                 1,999,000         2,148,925
------------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                                  14,037,000        13,429,808
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                                       11,275,000        11,486,406
8.75% Sr. Sub. Nts., 12/15/11                                                                           1,100,000         1,152,250
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                              800,000           786,000
------------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                             3,666,000         3,716,408
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                              3,100,000         3,131,000
------------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                                      2,300,000         2,254,000
------------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 13                                                9,185,000         6,888,750
------------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 9.75% Sr. Nts., 5/1/14 2                                                        800,000           772,000
                                                                                                                    ----------------
                                                                                                                        265,806,618

------------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                                      7,700,000         7,526,750
------------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                            6,770,000         7,226,975
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                                  2,060,000         2,235,100
                                                                                                                    ----------------
                                                                                                                         16,988,825

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.3%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                                5,880,000         6,049,050
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                                    1,000,000           982,500
------------------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                                3,327,000         3,119,063
------------------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 4,5,15                                                   4,300,000                --
------------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 11.132% Sr. Sec. Nts., 1/15/14 1,2                                              4,635,000         4,495,950

                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 5                                    $       3,851,000   $     4,082,060
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                       1,650,000         1,666,500
                                                                                                                    ----------------
                                                                                                                         20,395,123

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                                 5,830,000         6,194,375
------------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                                   3,888,000         4,053,240
10.258% Sr. Unsec. Unsub. Nts., 4/1/12 1                                                                4,570,000         4,729,950
------------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 5                                                      1,650,000         1,691,250
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                       2,865,000         2,728,913
                                                                                                                    ----------------
                                                                                                                         19,397,728

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                                  1,635,000         1,661,569
8.125% Sr. Sub. Nts., 1/15/12                                                                           2,025,000         2,103,469
                                                                                                                    ----------------
                                                                                                                          3,765,038

------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.2%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr. Sub. Nts., 8/1/14                                         6,697,000         6,479,348
------------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 4,5,15                                                      8,836,185                --
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                                            3,801,000         3,829,508
9.50% Sr. Sec. Nts., 2/15/11                                                                            3,225,000         3,349,969
                                                                                                                    ----------------
                                                                                                                         13,658,825

------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                     1,325,000         1,285,250
8.625% Sr. Sub. Nts., 12/15/12                                                                          3,955,000         4,167,581
------------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                                 1,838,000         1,805,835
8.875% Sr. Unsec. Nts., 3/15/11                                                                           623,000           599,638
------------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                             3,500,000         3,176,250
------------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                    3,336,000         3,402,720
8% Sr. Nts., Series B, 10/15/09                                                                         1,300,000         1,365,000
------------------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 [GBP]                                        4,351,000         8,594,832
                                                                                                                    ----------------
                                                                                                                         24,397,106

                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                    $       2,000,000   $     1,925,000
------------------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 2                                                   1,460,000         1,569,500
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                              2,550,000         2,052,750
                                                                                                                    ----------------
                                                                                                                          5,547,250

------------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                              3,800,000         3,743,000
------------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                                3,092,000         3,223,410
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                                     3,588,000         3,767,400
                                                                                                                    ----------------
                                                                                                                         10,733,810

------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13 2                                                  8,170,000         8,448,009
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.7%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc., 7.125% Sr. Nts., 4/15/16 2                                                 1,600,000         1,552,000
------------------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/11 1                                                   1,829,000         1,922,736
------------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                           1,100,000         1,149,500
------------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                            807,000           821,123
------------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Nts., 4/15/13 2                                                                   1,920,000         1,828,800
------------------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Nts., 2/15/14 2                                                            1,590,000         1,645,650
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                        3,281,000         3,322,013
                                                                                                                    ----------------
                                                                                                                         12,241,822

------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.5%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                        3,281,000         3,166,165
------------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                            1,635,000         1,671,788
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                         2,000,000         1,920,000
6.875% Sr. Unsec. Nts., 1/15/16                                                                         6,473,000         6,359,723
------------------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Unsec. Nts., 8/1/13                                              640,000           579,200
------------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                               6,345,000         6,154,650
------------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                         950,000           966,625
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                                          6,140,000         6,400,950
------------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                                              4,453,000         4,586,590
------------------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                                           9,966,000        10,240,065
------------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                                3,570,000         3,623,550
------------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                                     900,000           909,000
------------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                     2,775,000         2,788,875

                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 2                                               $      23,680,000   $    29,540,800
------------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                           1,535,000         1,596,400
------------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875% Sr. Unsec. Nts., 12/15/13                                                     1,620,000         1,474,200
------------------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                                 8,195,000         7,893,162
------------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                           3,600,000         3,541,500
------------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts., 9/15/15                                                                            640,000           633,600
------------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                         3,377,000         3,343,230
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                                                                     8,661,000         9,384,194
8.50% Unsub. Nts., 2/15/08                                                                              3,586,000         3,717,786
9.125% Unsec. Unsub. Nts., 10/13/10                                                                     7,746,000         8,691,012
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                                   27,864,373        27,468,671
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Sub. Nts., 5/1/13 2                                                      1,610,000         1,648,238
------------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                    5,314,000         5,792,249
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                               4,200,000         4,000,500
------------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                           2,465,000         2,354,075
7.50% Sr. Sub. Nts., 5/15/16                                                                            6,525,000         6,590,250
------------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                                     5,502,000         5,728,814
8% Sr. Unsub. Nts., 3/1/32                                                                              4,332,000         4,811,245
8.875% Sr. Nts., 3/15/10                                                                                2,599,000         2,738,475
------------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                                    3,150,000         3,165,750
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                                    1,000,000         1,017,500
------------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                                        3,265,000         3,273,163
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                         1,925,000         2,040,500
------------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                                            17,587,000        17,499,065
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                        12,126,000        12,831,685
------------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                                                               2,450,000         2,373,438
6.625% Sr. Nts., 11/1/15 2                                                                              3,750,000         3,628,125
------------------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 6.40% Sr. Nts., 4/15/16 2                                         2,240,000         2,226,000
------------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                             2,000,000         1,970,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                                        600,000           591,000
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                                     9,762,000        10,054,860
7.625% Nts., 7/15/19                                                                                      600,000           627,000
8.75% Unsec. Nts., 3/15/32                                                                              3,825,000         4,207,500

                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 5                                      $       1,100,000   $     1,094,500
                                                                                                                    ----------------
                                                                                                                        246,915,668

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.4%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14 2                                                                         2,450,000         2,474,500
9.265% Sr. Sec. Nts., 9/15/14 1,2                                                                       2,450,000         2,474,500
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08 5                                                                                       800,000           604,000
------------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                         1,956,000         2,009,790
8% Sr. Nts., 6/15/11                                                                                    2,710,000         2,818,400
                                                                                                                    ----------------
                                                                                                                         10,381,190

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.9%
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                                    16,590,000        16,672,950
------------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 5                                                                4,012,000         4,312,900
------------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
9.751% Sr. Unsec. Nts., 7/8/09 8                                                                       16,420,000         9,852,000
11.601% Sr. Unsec. Nts., 1/12/10 8                                                                     21,550,000        10,947,400
12.278% Sr. Unsec. Nts., 3/9/09 8                                                                      16,420,000         9,342,980
------------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                             7,210,000         3,140,527
7.889% Nts., 1/25/12 1 [COP]                                                                        7,054,142,895         3,140,448
------------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 5                                           12,565,000        12,879,125
------------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 4,5,15                                    4,970,000                --
------------------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2                                 14,210,000        14,813,925
------------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.657% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11 1,5                                                                 4,800,000         4,800,000
------------------------------------------------------------------------------------------------------------------------------------
UBS Luxembourg SA, 6.23% Sub. Nts., 2/11/15 1                                                          18,020,000        18,185,063
------------------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                                              20,590,000        20,744,425
                                                                                                                    ----------------
                                                                                                                        128,831,743

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.0%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 2,3                                                      615,000           625,763
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Affinia Group, Inc., 9% Sr. Unsec. Sub. Nts., 11/30/14                                                    503,000           471,563
------------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 5                                             10,758,721        10,489,753
------------------------------------------------------------------------------------------------------------------------------------
BCP Crystal US Holdings Corp., 9.625% Sr. Sub. Nts., 6/15/14                                            4,153,000         4,526,770
------------------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.64% Sec. Nts., Series 2005-93, 12/20/10 1,5                                             6,400,000         6,408,960

                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Credit Suisse First Boston International, Export-Import Bank of Ukraine
Loan Participation Nts., 8.40%, 2/9/16                                                          $      12,520,000   $    12,213,260
------------------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.,
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 13                                                   3,290,000         2,685,463
------------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 2                                          3,035,000         3,103,288
------------------------------------------------------------------------------------------------------------------------------------
Itabo Finance SA, 10.875% Nts., 10/5/13 2,3                                                             2,602,000         2,649,096
------------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                     3,075,000         2,921,250
------------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                                4,815,000         4,802,963
------------------------------------------------------------------------------------------------------------------------------------
Reachcom Public Ltd., Renaissance Consumer Finance Bank of Russia
Loan Participation Nts., 10.50%, 7/27/07 5 [RUR]                                                       83,000,000         3,102,159
------------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 5,13                                          14,015,000         4,905,250
------------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                          1,000,000         1,008,750
10.239% Sr. Unsec. Nts., 5/1/10 1                                                                       1,000,000         1,032,500
                                                                                                                    ----------------
                                                                                                                         60,321,025

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                             4,011,000         4,266,701
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                                    3,825,000         3,729,375
------------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                           1,835,000         1,855,644
                                                                                                                    ----------------
                                                                                                                          9,851,720

------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 5                                                  7,210,000         7,372,225
------------------------------------------------------------------------------------------------------------------------------------
Bankunited Capital Trust, 10.25% Capital Securities, 12/31/26 5                                         9,675,000        10,207,125
------------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 5                                                   5,054,000         5,344,605
                                                                                                                    ----------------
                                                                                                                         22,923,955

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--1.1%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14 2                                          1,605,000         1,532,775
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                                       2,000,000         1,980,000
------------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                                     2,359,000         2,488,745
                                                                                                                    ----------------
                                                                                                                          4,468,745

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                                    2,796,000         2,977,740
------------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                                    3,231,000         3,105,799
------------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                         3,330,000         3,267,563
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                     5,260,000         5,194,250

                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                                    $       1,350,000   $     1,451,250
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                                      1,929,000         2,032,684
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                            4,067,000         4,148,340
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 5 [DEM]                                   1,700,000         1,140,764
------------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Securities, 6/15/11 5                                                                                   2,888,000         2,978,250
------------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13 5                                                  1,450,000         1,511,625
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                                          4,007,000         3,400,941
6.375% Nts., 1/15/15                                                                                    6,048,000         4,898,880
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp., 10.75% Sr. Nts., 6/15/16 2                                                           2,545,000         2,611,806
------------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                           1,295,000         1,265,863
6.875% Sr. Sub. Nts., 12/15/15                                                                          1,620,000         1,581,525
------------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                        1,605,000         1,572,900
------------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                               8,285,000         7,021,538
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                                3,170,000         2,801,488
7.375% Nts., 2/1/13                                                                                       118,000           106,938
9.875% Sr. Nts., 7/1/14                                                                                10,584,000        10,597,230
------------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts., 11/15/13                                                       1,585,000         1,547,356
------------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                               100,000           104,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                      100,000           110,000
------------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 13                                 5,600,000         4,060,000
                                                                                                                    ----------------
                                                                                                                         69,488,730

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.8%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                  3,200,000         3,160,000
------------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                 2,047,000         2,139,115
------------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                 3,735,000         3,688,313
7.625% Sr. Sub. Nts., 2/1/18                                                                            1,110,000         1,132,200
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                           4,059,000         3,876,345
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                    1,800,000         1,755,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                         2,215,000         2,165,163
7.625% Sr. Sub. Nts., 6/15/12                                                                             600,000           621,000

                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                        $       2,024,000   $     2,165,680
11% Sr. Sub. Nts., 2/15/13                                                                              1,720,000         1,883,400
                                                                                                                    ----------------
                                                                                                                         22,586,216

------------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 4,5,15                                                 11,115,000                --
------------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                                2,411,000         2,417,028
------------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                 2,060,000         1,972,450
------------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                                      3,253,000         3,464,445
------------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                      2,850,000         2,707,500
                                                                                                                    ----------------
                                                                                                                         10,561,423

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                                                                   815,000           812,963
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                                 8,000,000         7,920,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                    267,000           286,024
------------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 4,5,15                                  3,462,000                --
------------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                             3,200,000         3,048,000
------------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                     3,335,000         3,284,975
7.50% Sr. Nts., 5/1/11                                                                                  1,500,000         1,541,250
------------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16 2,3                                                2,150,000         2,182,250
------------------------------------------------------------------------------------------------------------------------------------
Mobile Services Group, Inc., 9.75% Sr. Nts., 8/1/14 2                                                     490,000           504,700
                                                                                                                    ----------------
                                                                                                                         19,580,162

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 5                                                     9,750,000        10,115,625
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                            550,000           567,875
------------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                                2,407,000         2,274,615
------------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 5 [BRR]                                             8,285,000         4,239,094
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                                           1,000,000         1,075,000
------------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                            2,411,000         2,543,605
                                                                                                                    ----------------
                                                                                                                         10,700,189

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Covalence Specialty Materials Corp., 10.25% Sr. Sub. Nts., 3/1/16 2                                     1,950,000         1,901,250
------------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                                       360,000           336,600
                                                                                                                    ----------------
                                                                                                                          2,237,850

                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                          $       2,550,000   $     2,572,313
------------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                                         2,714,000         2,578,300
------------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                  2,990,000         3,049,800
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13 5                                                     650,000           643,500
------------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 5                                                  4,055,000         3,872,525
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                       2,050,000         2,014,125
------------------------------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.:
7.375% Sr. Nts., 8/1/08 2                                                                                 600,000           513,000
10.50% Sr. Nts., 4/1/09 5                                                                               2,351,000         2,080,635
                                                                                                                    ----------------
                                                                                                                         17,324,198

------------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.75% Sr. Nts., 5/15/16 2                                                                               1,595,000         1,547,150
7.905% Sr. Nts., 5/15/14 1,2                                                                              640,000           630,400
------------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                         2,125,000         2,135,625
------------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                               972,000           920,970
7.50% Sr. Unsec. Nts., 11/1/13                                                                            232,000           229,100
9.625% Sr. Nts., 12/1/12 5                                                                              3,820,000         4,125,600
------------------------------------------------------------------------------------------------------------------------------------
TDS Investor Corp., 11.875% Sr. Sub. Nts., 9/1/16 2                                                     3,800,000         3,667,000
                                                                                                                    ----------------
                                                                                                                         13,255,845

------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                                               1,650,000         1,724,250
------------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Nts., 7/15/16 2                                                1,815,000         1,869,450
------------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                   1,645,000         1,673,788
------------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                        15,909,000        15,034,005
                                                                                                                    ----------------
                                                                                                                         20,301,493

------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.3%
Loral Skynet Corp., 14% Sr. Sec. Nts., 11/21/15 5,14                                                    2,188,000         2,559,960
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                                 13,199,000        11,813,105
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd.:
9.731% Sr. Nts., 7/15/11 1,2                                                                            1,630,000         1,691,125
10.75% Sr. Nts., 7/15/16 2                                                                              1,300,000         1,397,500
------------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,15                                12,679,000               127
                                                                                                                    ----------------
                                                                                                                         17,461,817

                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology HDD Holdings:
6.375% Sr. Nts., 10/1/11                                                                        $       3,060,000   $     3,060,000
6.80% Sr. Nts., 10/1/16                                                                                   920,000           920,000
8% Sr. Nts., 5/15/09                                                                                    2,518,000         2,618,745
                                                                                                                    ----------------
                                                                                                                          6,598,745

------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                                           7,006,000         6,830,850
------------------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 5                                                                                3,280,000         3,345,600
11.75% Sr. Sub. Nts., 8/1/16 5                                                                          4,915,000         5,087,025
------------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp.:
6.75% Unsec. Sub. Nts., 3/1/13                                                                          1,700,000         1,610,750
8.125% Sr. Sub. Nts., 3/1/16                                                                            3,970,000         3,910,450
------------------------------------------------------------------------------------------------------------------------------------
Solectron Global Finance Ltd., 8% Sr. Unsec. Sub. Nts., 3/15/16                                         2,225,000         2,213,875
                                                                                                                    ----------------
                                                                                                                         22,998,550

------------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 4,5,15 [EUR]                                     2,116,376                --
------------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 4,5,15                                     2,081,799                --
------------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 4,5,15 [EUR]                                              6,650,000                --
                                                                                                                    ----------------
                                                                                                                                 --

------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                                                                       4,340,000         4,513,600
------------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Sub. Nts., 5/15/14 5                                                 1,900,000         1,947,500
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                                       4,182,000         4,202,910
------------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                                         4,370,000         4,544,800
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                                    8,150,000         8,435,250
                                                                                                                    ----------------
                                                                                                                         23,644,060

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                                            6,701,000         6,818,268
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 7.75% Sr. Nts., 5/15/13                                                         6,800,000         6,264,500
                                                                                                                    ----------------
                                                                                                                         13,082,768

                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.0%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                  $       4,644,000   $     4,829,760
10.125% Sr. Unsec. Nts., 9/1/08                                                                           118,000           125,523
10.625% Sr. Unsec. Nts., 5/1/11                                                                         1,351,000         1,455,703
------------------------------------------------------------------------------------------------------------------------------------
Georgia Gulf Corp., 10.75% Sr. Sub. Nts., 10/15/16                                                      4,910,000         4,836,350
------------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
8.375% Sr. Sub. Nts., 1/1/15 1,2                                                                        1,811,000         1,838,165
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                    4,243,000         4,327,860
------------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                                         706,000           806,605
11.625% Sr. Unsec. Nts., 10/15/10                                                                          76,000            84,360
------------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875% Sr. Unsec. Nts., 8/1/13 5                                                       118,000           132,160
------------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 2                                                         3,650,000         3,494,875
------------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Unsec. Sub. Nts., 8/15/14                                                    1,090,000         1,087,275
------------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 13                                    2,650,000         1,961,000
------------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                                             4,590,000         4,670,325
8.25% Sr. Unsec. Nts., 9/15/16                                                                          2,450,000         2,499,000
9.50% Sec. Nts., 12/15/08                                                                                  70,000            72,363
10.50% Sr. Sec. Nts., 6/1/13                                                                            3,875,000         4,281,875
------------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                                                                           1,350,000         1,336,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                                     875,000           940,625
------------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts., 12/1/12 2                             2,810,000         2,897,813
                                                                                                                    ----------------
                                                                                                                         41,678,137

------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 13                                                 5,990,000         4,163,050
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                    4,500,000         4,432,500
------------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                          3,810,000         3,876,675
------------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                         1,300,000         1,293,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                   5,614,000         5,543,825
------------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                                 5,738,000         5,895,795
9.50% Sr. Sub. Nts., 8/15/13                                                                            2,555,000         2,625,263
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                                 3,950,000         3,801,875
------------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                          3,281,000         3,477,860

                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                    $       2,792,000   $     2,882,740
8.25% Sr. Unsec. Nts., 5/15/13                                                                          1,618,000         1,666,540
8.75% Sr. Sec. Nts., 11/15/12                                                                           7,702,000         8,164,120
8.875% Sr. Sec. Nts., 2/15/09                                                                           5,700,000         5,885,250
------------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 4                                                           2,143,765         2,401,017
------------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                              6,158,000         5,349,763
------------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                                 3,145,000         3,034,925
9.75% Sr. Unsec. Nts., 2/1/11                                                                           6,879,000         7,119,765
------------------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 2                                                        960,000         1,080,000
------------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                      6,543,000         6,084,990
                                                                                                                    ----------------
                                                                                                                         74,616,403

------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                          3,768,000         3,687,930
7.875% Sr. Unsec. Nts., 2/15/09                                                                         1,379,000         1,380,724
------------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                                  17,015,000        19,397,100
8.875% Nts., 11/17/14 2                                                                                 8,645,000         9,855,300
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                    2,055,000         2,065,275
------------------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Unsec. Sub. Nts., Series B, 12/1/15 5                                1,970,000         1,960,150
------------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 4,5,15                             1,586,000                --
------------------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                                                     1,000,000         1,070,000
------------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                           2,974,000         3,354,003
------------------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                                   5,406,000         5,791,178
------------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                                  2,172,000         2,362,050
------------------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                                       1,100,000         1,149,500
------------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.25% Sr. Nts., 2/15/15 1,2                                                              7,180,000         6,856,900
------------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                                           2,125,000         2,202,031
------------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                                 1,949,000         2,090,303
10.75% Sr. Nts., 8/1/08                                                                                 3,197,000         3,472,741
                                                                                                                    ----------------
                                                                                                                         66,695,185

------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Abitibi-Consolidated Co. of Canada, 8.375% Sr. Unsec. Sub. Nts., 4/1/15                                 3,900,000         3,568,500
------------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.:
8.55% Nts., 8/1/10                                                                                      1,925,000         1,920,188
8.85% Unsec. Bonds, 8/1/30                                                                              1,200,000         1,014,000
------------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                                     1,500,000         1,511,250

                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                 $       1,100,000   $     1,086,250
------------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                      1,400,000         1,309,000
------------------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 4,5,15                                         6,414,000         4,008,750
------------------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 2,14 [EUR]                                                    1,157,197         1,500,404
------------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                     1,665,000         1,525,556
------------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                 2,600,000         2,405,000
------------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.235%, Sr. Sec. Nts., 8/1/14 1,2                                                                       1,975,000         2,004,625
11.375% Sr. Sub. Nts., 8/1/16 2                                                                         1,975,000         1,970,063
                                                                                                                    ----------------
                                                                                                                         23,823,586

------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 2                                                 12,700,000        12,414,250
------------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 4,5,15                               6,401,538                --
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Nts., 6/15/16 2                                                       3,355,000         3,581,463
------------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                               4,000,000         4,070,000
8.625% Sr. Nts., 1/15/15 1                                                                              3,595,000         3,693,863
------------------------------------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 10.75% Sr. Unsec. Unsub. Nts., 10/15/11                                          800,000           841,000
------------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 2                                            1,590,000         1,679,438
------------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Nts., 6/15/16 2                                                                                  3,280,000         3,394,800
9% Sr. Unsec. Nts., 8/15/14                                                                             5,470,000         5,675,125
------------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                                                                       2,200,000         2,211,000
7.90% Unsec. Nts., 8/15/10                                                                              5,197,000         5,365,903
------------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts., 2/15/11 1                         1,500,000         1,507,500
------------------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Nts., 10/1/14 2                                                                               3,275,000         3,397,813
8.875% Unsec. Unsub. Nts., 3/15/12 1                                                                   13,690,000        15,007,663
------------------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 5 [PEN]                                           20,898,900         6,806,657
------------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 4,5,15                                                         5,035,000                --
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                               7,670,000         8,111,025
------------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15                           1,665,000         1,781,550
------------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Nts., 8/1/13 2                                                                               2,445,000         2,606,981
8.625% Sr. Nts., 8/1/16 2                                                                               2,445,000         2,628,375
                                                                                                                    ----------------
                                                                                                                         84,774,406

                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                         $         200,000   $       214,000
11% Sr. Unsec. Nts., 7/31/10                                                                              118,000           129,505
------------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                                 6,820,000         7,178,050
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                          750,000           772,500
7.50% Sr. Nts., 5/1/12 5                                                                                3,247,000         3,352,528
------------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 4,5,15                                      21,702,000                --
------------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                               6,810,000         7,269,675
------------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                            1,010,000         1,054,188
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                                3,294,000         3,281,648
9.757% Sr. Unsec. Nts., 10/15/12 1                                                                        955,000           978,875
------------------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 9.257% Sr. Sec. Nts., 1/15/12 1                                                       850,000           877,625
------------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 10                                      18,460,000        19,065,100
------------------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                                            200,000           211,000
------------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                                4,931,000         5,288,498
8% Sr. Sub. Nts., 12/15/12                                                                              3,844,000         4,103,470
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                                                           10,663,000        10,782,959
9.875% Sr. Nts., 2/1/10                                                                                 5,468,000         5,727,730
------------------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                                        2,503,000         2,728,270
                                                                                                                    ----------------
                                                                                                                         73,015,621

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.6%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Edison Mission Energy:
7.50% Sr. Nts., 6/15/13 2                                                                               1,610,000         1,634,150
7.75% Sr. Nts., 6/15/16 2                                                                               2,255,000         2,294,463
------------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                                     403,000           417,681
------------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                                    10,991,000        11,787,848
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, Escrow Shares, 5/1/07 5                                                 2,214,000                --
------------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                                                             1,650,000         1,707,750
------------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 9.625% Unsec. Bonds, 5/15/28                                                     11,790,000        13,640,865
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                                       900,000           860,625
------------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                                            1,970,000         2,053,725
9.50% Sr. Sec. Nts., 7/15/13                                                                            4,460,000         4,649,550
------------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                                6,894,000         6,931,379
                                                                                                                    ----------------
                                                                                                                         45,978,036

                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                                 $       8,898,000   $     9,587,595
------------------------------------------------------------------------------------------------------------------------------------
Aes Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 5                                             3,330,000         3,446,550
------------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                               2,647,706         2,833,045
------------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                   3,130,000         3,063,488
8.375% Sr. Unsec. Nts., 5/1/16                                                                          3,195,000         3,266,888
8.75% Sr. Nts., 2/15/12                                                                                 1,335,000         1,390,069
------------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                          13,900,000        13,986,875
8.50% Sr. Unsec. Nts., 10/1/21                                                                          1,300,000         1,267,500
9.125% Sr. Unsec. Nts., 5/1/31                                                                          2,700,000         2,760,750
------------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                                       3,384,693         3,589,890
------------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375% Sr. Nts., 2/1/16                                                              14,525,000        14,470,531
                                                                                                                    ----------------
                                                                                                                         59,663,181

------------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                            1,300,000         1,298,951
------------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                                 1,318,000         1,364,130
7.75% Sr. Nts., 8/1/10                                                                                  1,650,000         1,740,750
8.50% Sr. Nts., 4/15/11                                                                                 2,407,000         2,611,595
------------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                         670,000           662,432
                                                                                                                    ----------------
                                                                                                                          6,378,907
                                                                                                                    ----------------
Total Corporate Bonds and Notes (Cost $1,989,423,006)                                                                 1,943,278,223

                                                                                                           SHARES
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.5%
------------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 5,14,15                                              338,141                --
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 2                                                       8,195         1,372,663
------------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg. 5,15                                                                                    43,000                --
------------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 5,14,15                                                   5,773                --
------------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 5,14                                                                                  1,873        15,642,725
9.75% Cv., Series AI 5,14,15                                                                                   --             3,173
------------------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A, Non-Vtg. 5,14                                                      19,310         3,871,655
------------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust, 11%                                                             51,500         2,842,800
------------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                                       300               885

                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 5,14                                                 2,511   $     3,057,143
------------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 5                                           61,550         8,693,938
                                                                                                                    ----------------
Total Preferred Stocks (Cost $45,340,232)                                                                                35,484,982

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--2.1%
------------------------------------------------------------------------------------------------------------------------------------
3i Group plc                                                                                               75,701         1,325,962
------------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 15                                                                                    90,209         3,292,629
------------------------------------------------------------------------------------------------------------------------------------
Anglo American plc                                                                                         30,900         1,300,919
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. 5,15                                                                                    30,231           453,465
------------------------------------------------------------------------------------------------------------------------------------
BASF AG                                                                                                    16,527         1,327,005
------------------------------------------------------------------------------------------------------------------------------------
Bayer AG                                                                                                   27,682         1,407,601
------------------------------------------------------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                                                               539,100         4,399,056
------------------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                             12,860         1,383,664
------------------------------------------------------------------------------------------------------------------------------------
British Airways plc 15                                                                                    175,350         1,401,907
------------------------------------------------------------------------------------------------------------------------------------
British Land Co. plc                                                                                       52,770         1,347,681
------------------------------------------------------------------------------------------------------------------------------------
Brixton plc                                                                                               136,800         1,354,963
------------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5,15                                                                      56,470                --
------------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. 15                                                          43,520         1,889,203
------------------------------------------------------------------------------------------------------------------------------------
Charter plc 15                                                                                             93,910         1,499,845
------------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                   431,648        12,509,159
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.                                                                        88,293         1,181,360
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                             1,106            54,935
------------------------------------------------------------------------------------------------------------------------------------
Commerzbank AG                                                                                             39,240         1,329,545
------------------------------------------------------------------------------------------------------------------------------------
Corus Group plc                                                                                           183,620         1,333,943
------------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 15                                                                       174,581           260,126
------------------------------------------------------------------------------------------------------------------------------------
Credit Agricole SA                                                                                         33,760         1,482,921
------------------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                              116,000         1,359,847
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                                                                                          9,001         1,352,530
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Lufthansa AG                                                                                      69,285         1,467,214
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                                        93,817         1,490,632
------------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 15                                                                     442,193         3,104,195
------------------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                                                                       6,792           228,755
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                             146,000         1,991,440
------------------------------------------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino Guichard-Perrachon SA                                                 15,990         1,288,551
------------------------------------------------------------------------------------------------------------------------------------
Euronext NV                                                                                                15,250         1,482,244
------------------------------------------------------------------------------------------------------------------------------------
France Telecom SA                                                                                          64,600         1,482,685
------------------------------------------------------------------------------------------------------------------------------------
Fujikura Ltd. 9                                                                                           116,000         1,274,948
------------------------------------------------------------------------------------------------------------------------------------
Furukawa Electric Co., Ltd. (The)                                                                         199,762         1,325,710

                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Globix Corp. 15                                                                                           107,797   $       501,256
------------------------------------------------------------------------------------------------------------------------------------
Great Portland Estates plc 15                                                                             127,480         1,444,053
------------------------------------------------------------------------------------------------------------------------------------
Hammerson plc                                                                                              56,620         1,390,879
------------------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 15                                                                 300,766         1,759,481
------------------------------------------------------------------------------------------------------------------------------------
Investec plc                                                                                              107,120         1,051,966
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 15                                                                                              81,469         4,362,665
------------------------------------------------------------------------------------------------------------------------------------
Ishikawajima-Harima Heavy Industries Co. Ltd.                                                             474,000         1,456,082
------------------------------------------------------------------------------------------------------------------------------------
JFE Holdings, Inc. 9                                                                                       33,800         1,324,817
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 15                                                                                   28,135         1,247,506
------------------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 15                                                                                        30,000           866,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 15                                                                       28,354         1,374,885
------------------------------------------------------------------------------------------------------------------------------------
Legal & General Group plc                                                                                   5,320            14,194
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 15                                                                         117,510         3,024,707
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 15                                                                         119,172         2,986,450
------------------------------------------------------------------------------------------------------------------------------------
London Stock Exchange Group plc                                                                            62,470         1,445,691
------------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 15                                                                      136,709         3,598,181
------------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                  16,184           724,881
------------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. 15                                                                                            12,550           342,741
------------------------------------------------------------------------------------------------------------------------------------
Mitchells & Butlers plc                                                                                     1,260            13,907
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Heavy Industries Ltd.                                                                          328,815         1,365,539
------------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Materials Corp. 9                                                                              317,000         1,312,427
------------------------------------------------------------------------------------------------------------------------------------
Mittal Steel Co. NV                                                                                        56,749         1,981,800
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                             20,600         1,501,946
------------------------------------------------------------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG                                                               9,050         1,431,617
------------------------------------------------------------------------------------------------------------------------------------
Nippon Kayaku Co. Ltd.                                                                                    159,000         1,347,378
------------------------------------------------------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc. 9                                                                            187,000         1,326,901
------------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                                 71,300         1,255,484
------------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.                                                                                                 602,120        15,311,912
------------------------------------------------------------------------------------------------------------------------------------
Odakyu Electric Railway Co. Ltd.                                                                          216,000         1,373,257
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 15                                                                                  59,993         1,126,069
------------------------------------------------------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                                                                      47,810         1,358,015
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Corp.                                                                                              72,071         1,273,007
------------------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 15                                                                              16,137           415,528
------------------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 5,15,16                                                                                  1,034,256             8,274
------------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 5,15                                                                                799,833                --
------------------------------------------------------------------------------------------------------------------------------------
ProSieben Sat.1 Media AG                                                                                   50,901         1,413,540
------------------------------------------------------------------------------------------------------------------------------------
Resolution plc                                                                                            121,050         1,399,546

                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                           SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------------------------------------------------------------
Royal & Sun Alliance Insurance Group plc                                                                  520,050   $     1,450,831
------------------------------------------------------------------------------------------------------------------------------------
Salzgitter AG                                                                                              15,303         1,439,853
------------------------------------------------------------------------------------------------------------------------------------
Shinko Securities Co. Ltd.                                                                                342,000         1,359,165
------------------------------------------------------------------------------------------------------------------------------------
Showa Shell Sekiyu K.K.                                                                                   122,000         1,359,170
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                                     8,500         1,352,697
------------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP 15                                                                                       220               548
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 5,15                                                                              10,861           142,279
------------------------------------------------------------------------------------------------------------------------------------
Sumitomo Metal Industries 9                                                                               334,960         1,289,041
------------------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 5,15                                                                                  59,250            59,250
------------------------------------------------------------------------------------------------------------------------------------
Vallourec SA                                                                                                6,120         1,422,681
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                               32,985         1,224,733
------------------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 5,15                                                                         43,569             1,743
------------------------------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                                                 39,660         1,429,774
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG, Preference                                                                                  24,268         1,431,816
------------------------------------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                                                    57,800         2,466,904
------------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 9,15                                                                        680,382           998,279
------------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 5,15                                                                                       16,235               162
------------------------------------------------------------------------------------------------------------------------------------
XO Holdings, Inc. 15                                                                                       40,006           195,229
------------------------------------------------------------------------------------------------------------------------------------
Xstrata plc                                                                                                30,550         1,262,406
                                                                                                                    ----------------
Total Common Stocks (Cost $138,859,194)                                                                                 141,404,183

                                                                                                            UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 5,15                                                                    2,200                --
------------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 15                                                                    2,497            18,543
------------------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 5,15                                                                      6,650                --
------------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 5,15                                                           5,250                --
------------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,15                                                       800                --
------------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 5,15                                                                  34,425                --
------------------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 5,15                                                                          6,600                --
------------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,15                                                   4,560                --
------------------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 5,15                                                                        8,500                --
------------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 15                                                                 6,738             2,224
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 15                                                            17,634                13
------------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 5,15                                                                                           9,035           329,778
------------------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 15                                                          7,500             5,197

                     56 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                              VALUE
                                                                                                            UNITS        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 15                                                                             80,025   $        72,023
Series B Wts., Exp. 1/16/10 15                                                                             60,020            36,012
Series C Wts., Exp. 1/16/10 15                                                                             60,020            22,808
------------------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 5,15                                                          44,000               440
                                                                                                                    ----------------
Total Rights, Warrants and Certificates (Cost $885,987)                                                                     487,038

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--14.5%
------------------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 7.812%, 4/8/09 1,2 [EUR]                                           4,850,000         6,071,494
------------------------------------------------------------------------------------------------------------------------------------
Atlantic & Western Re Ltd. Catastrophe Linked Nts., Series B,
15.44%, 11/15/10 1                                                                                      6,500,000         6,120,238
------------------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.90%, 5/26/09 1,5                                  6,250,000         6,304,375
------------------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Nts.:
8.515%, 6/13/08 1,2                                                                                     2,750,000         2,715,103
9.40%, 8/31/09 1                                                                                        3,950,000         3,942,298
------------------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.754%, 5/18/09 1,5                                        5,000,000         5,007,750
------------------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.239%, 1/7/09 1                                     5,250,000         5,206,950
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 4%, 5/22/08 17 [ARP]                                       10,355,000         8,873,522
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                              21,585,000         9,159,652
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                              33,875,000        14,374,947
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
14.809%, 1/5/10 8 [BRR]                                                                                18,237,724         5,454,374
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.427%, 1/2/09 8 [BRR]                                                                                17,433,522         5,977,494
Brazil (Federal Republic of) Unsec. Credit Linked Nts.,
15.728%, 1/3/08 8 [BRR]                                                                                15,201,753         5,961,565
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                                      7,230,000,000         3,335,636
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                            4,311,848,685         2,198,245
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                               10,085,000,000         5,141,484
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                                8,162,000,000         4,161,110
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                                6,891,000,000         3,513,135
Dominican Republic Unsec. Credit Linked Nts., 11.648%, 9/24/07
(linked to Dominican Republic Treasury Bills) 3,8 [DOP]                                               272,500,000         7,148,314
Dominican Republic Credit Linked Nts., 11.242%, 1/2/7
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  58,700,000         1,690,560
Dominican Republic Credit Linked Nts., 14.608%, 5/14/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                 142,700,000         3,926,664
Dominican Republic Credit Linked Nts., 16.50%, 3/12/07
(linked to Dominican Republic Treasury Bills) [DOP]                                                   132,800,000         3,736,882
Dominican Republic Credit Linked Nts., 17%, 3/12/07 [DOP]                                             145,400,000         4,396,257
Dominican Republic Credit Linked Nts., Series II, 15.603%, 4/23/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  56,010,000         1,553,189

                     57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Dominican Republic Unsec. Credit Linked Nts., 15.638%, 4/30/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                  50,870,000   $     1,407,046
Dominican Republic Unsec. Credit Linked Nts., Series II, 15.736%, 4/30/07
(linked to Dominican Republic Treasury Bills) 8 [DOP]                                                 111,530,000         3,084,880
Egypt (The Arab Republic of) Credit Linked Nts., 8.70%, 7/12/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          32,570,000         5,283,982
Egypt (The Arab Republic of) Credit Linked Nts., 9.079%, 3/22/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                           3,900,000           651,102
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%, 2/16/08
(linked to Egyptian Treasury Bills) [EGP]                                                              23,760,000         4,095,538
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.775%, 2/22/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          31,030,000         5,215,899
Nigeria (Federal Republic of) Credit Linked Nts., 12.474%, 7/22/07 8 [NGN]                            907,570,000         6,540,727
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                              1,761,000,000        14,159,620
Nigeria (Federal Republic of) Credit Linked Nts., Series II,
14.50%, 4/4/11 [NGN]                                                                                1,281,000,000        10,309,181
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                         6,470,000         1,402,177
Zambia (Republic of) Credit Linked Nts., 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                           16,410,000,000         3,737,549
Zambia (Republic of) Credit Linked Nts., Series II, 11%, 2/21/07
(linked to Zambian Treasury Bills) [ZMK]                                                            6,700,000,000         1,525,995
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 [IDR]                               68,000,000,000         7,750,157
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/17/09 [RUR]                                      232,499,000         8,817,760
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 5 [RUR]                            211,690,000         8,958,638
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                                221,305,000         9,280,370
OAO Gazprom Credit Linked Nts., 8.11%, 1/21/07 [RUR]                                                  230,095,000         8,798,134
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108,
8.80%, 12/20/07 [RUR]                                                                                 553,980,000        21,808,478
South African Rand Interest Bearing Linked Nts., Series FBi 43, 5.175%, 5/23/22 1                      14,280,000        14,387,100
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]                        15,823,000         3,511,699
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Turkey (Republic of) Credit Linked Nts., Series 2, 20.853%, 7/16/08 3,8 [TRY]                          25,240,000        11,663,963
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20%, 10/18/07                                   9,712,912         9,355,802
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]                         4,771,000         1,058,858
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]                        30,720,000         6,817,886
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 4%, 12/21/11 [ARP]                                         19,110,000        15,331,099
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.09%, 1/5/11 5 [MXN]                                                        75,701,012         6,885,666
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA
de CV Credit Linked Nts., 9.65%, 1/5/11 5 [MXN]                                                        49,570,093         4,525,740
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 8 [BRR]                                                33,618,120        11,741,526

                     58 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                                      10,875,000   $     7,175,646
Campania Total Return Linked Nts., 3.804%, 7/30/10 1,5 [EUR]                                           36,800,000        46,417,063
Campania Total Return Linked Nts., 3.846%, 7/30/10 1,5 [EUR]                                           31,000,000        39,156,364
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 [COP]                                    8,506,000,000         4,281,863
Egypt (The Arab Republic of) Total Return Linked Nts., 8.328%, 12/12/06
(linked to Egyptian Treasury Bills) 8 [EGP]                                                            46,890,000         8,007,732
Egypt (The Arab Republic of) Total Return Linked Nts., 9.170%, 1/30/07
(linked to Egyptian Treasury Bills) 5,8 [EGP]                                                          18,000,000         3,060,814
European Investment Bank, Russian Federation Credit Linked Nts.,
5.502%, 1/19/10 8                                                                                       5,580,000         4,752,207
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 5                                                          10,485,000        10,499,522
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I,
7.25%, 3/24/09 [KZT]                                                                                1,345,160,000        10,861,648
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                              6,080,000         5,818,560
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                                 6,200,533         7,492,104
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                               352,600,000         2,785,361
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                                  474,000,000         3,975,543
OAO Gazprom I Credit Nts., 8.36%, 10/20/07                                                              7,455,000         8,039,276
OAO Gazprom II Credit Nts., 8.11%, 4/20/07                                                              7,455,000         7,894,570
Peru (Republic of) Credit Linked Nts., 6.73%, 2/20/11 1                                                 7,790,000         7,807,273
Romania (Republic of) Credit Linked Nts., 11.49%, 12/7/06 [RON]                                         6,161,250         2,434,508
Russian Federation Credit Linked Nts., 0.00%, 12/2/09 8 [RUR]                                         155,437,000         6,206,166
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                             191,850,000         7,907,824
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                          5,430,000         5,453,512
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                                        5,480,000         5,487,014
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                          5,480,000         5,477,205
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                                        5,480,000         5,458,080
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                          5,480,000         5,439,503
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 [UAH]                                        20,075,400         4,101,753
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                        2,139,000           463,723
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                        7,579,000         1,643,083
Ukraine (Republic of) Credit Linked Nts., 5.592%, 5/16/07 [UAH]                                        15,868,000         3,137,071
Ukraine (Republic of) Credit Linked Nts., Series A, 5.592%, 5/16/07 [UAH]                              15,871,000         3,137,664
United Mexican States BORHIS Total Return Linked Nts.,
6.10%, 9/27/35 [MXN]                                                                                   17,060,000         5,928,637
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 5 [MXN]                                        49,642,956         4,521,103
Videocon International Ltd. Credit Linked Nts., 7.75%, 12/29/09 5                                      15,470,000        15,468,453
Volga Investments Ltd. Credit Linked Nts., Series III, 6.01%, 4/2/08                                   10,000,000        10,206,600
------------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index:
8.25% Pass-Through Certificates, Series 4-T1, 6/29/10 5                                                55,671,360        56,715,198
8.375% Pass-Through Certificates, Series 7-T1, 12/29/11 3,5                                               780,000           780,468
------------------------------------------------------------------------------------------------------------------------------------
Drewcat Capital Ltd. Catastrophe Linked Nts., Cl. A, 25.864%, 12/28/06 1,2                              6,730,000         6,778,288
------------------------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.74%, 4/8/09 1,5                                                  5,770,000         5,741,150
------------------------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.385%, 8/3/11 1,5                                         6,700,000         6,745,225
------------------------------------------------------------------------------------------------------------------------------------
Foundation RE Ltd. Catastrophe Linked Nts., 9.526%, 11/24/08 1,2                                        5,000,000         4,747,400
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return
Linked Nts., 8%, 5/13/09 [RUR]                                                                        358,300,000        14,629,932

                     59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 5 [UAH]                                                                               36,698,000   $     7,986,675
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 4%, 12/19/11 5 [ARP]                                       18,250,000        14,804,035
Brazil (Federal Republic of) Credit Linked Nts., 12.683%, 6/1/13 8 [BRR]                               42,180,340         7,997,736
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 8 [BRR]                               81,357,010        12,620,832
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 8 [ARP]                              27,660,000         6,707,021
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 5 [BRR]                                   30,560,000        17,639,851
Brazil (Federal Republic of) Credit Linked Nts., Series II, 13.553%, 1/2/15 8 [BRR]                    56,242,917         8,724,908
Brazil (Federal Republic of) Credit Linked Nts., 12.080%, 1/2/15 8 [BRR]                               26,663,580         4,136,295
Colombia (Republic of) Credit Linked Bonds, 10.190%, 1/5/16 8 [COP]                               115,400,000,000        17,645,944
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 8 [COP]                                82,000,000,000         8,465,768
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 8 [PEN]                                          24,240,000         3,639,169
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                               8,765,000         9,084,923
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International:
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/9/10
(linked to Romanian Treasury Bills) [RON]                                                               6,092,000         2,474,751
Turkey (Republic of) Total Return Linked Nts., 20%, 10/17/07
(linked to Turkish Treasury Bills)                                                                      3,349,124         3,558,444
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/10/10
(linked to Romanian Treasury Bills) [RON]                                                              16,085,800         6,138,499
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08
(linked to Romanian Treasury Bills) [RON]                                                              18,680,000         7,280,137
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/18/10
(linked to Romanian Treasury Bills) [RON]                                                               1,487,000           580,678
Romania (Republic of) Total Return Linked Nts., 7.50%, 3/6/07
(linked to Romanian Treasury Bills) [RON]                                                               2,467,000           984,031
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                               1,478,000           587,062
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/18/08
(linked to Romanian Treasury Bills) [RON]                                                               3,568,000         1,417,211
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08
(linked to Romanian Treasury Bills) [RON]                                                              13,855,800         5,593,428
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 5 [RUR]                                           186,617,822         7,210,028
Total Return Linked Nts., Series B, 11%, 6/30/12 5 [RUR]                                              148,100,000         5,671,076
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                                    2,043,000,000        16,206,830
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                                     36,298,924        17,466,656
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 2                                    16,900,000        18,429,450
Philippines (Republic of the) Credit Linked Nts., 8.38%, 6/20/16 1,5                                    3,950,000         3,954,740
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85%, 11/20/15                                     12,480,000        13,261,248
Venezuela (Republic of) Credit Linked Nts., 6.49%, 5/20/10                                              8,275,000         8,480,220
Venezuela (Republic of) Credit Linked Nts., 7.382%, 5/20/10                                            17,600,000        19,289,600

                     60 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Redwood Capital V Catastrophe Linked Nts., 9.657%, 1/9/07 1,2                                   $       4,250,000   $     4,224,075
------------------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 13.85%, 6/6/08 1                                                                              4,300,000         3,905,045
Series B, 14.90%, 6/8/07 1,2                                                                            2,000,000         1,960,450
------------------------------------------------------------------------------------------------------------------------------------
Successor Cal Quake Parametric Ltd. Catastrophe Linked Nts., Cl. A-I,
10.64%, 6/6/08 1,2                                                                                      4,560,000         4,516,452
------------------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts., Series A-I,
22.89%, 6/6/08 1,2                                                                                      6,000,000         6,039,600
------------------------------------------------------------------------------------------------------------------------------------
Successor II Ltd. Catastrophe Linked Nts., Series A-I, 9.64%, 6/6/08 1,2                               10,660,000        10,727,691
------------------------------------------------------------------------------------------------------------------------------------
UBS AG, Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                      37,034,500         9,595,193
------------------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.898%, 6/5/09 1,5                                         6,710,000         6,818,702
                                                                                                                    ----------------
Total Structured Notes (Cost $970,920,182)                                                                            1,006,537,370

                                                            EXPIRATION          STRIKE
                                                                  DATE           PRICE                  CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Call 15                              10/12/06          $11.40                 85,614,000               863
------------------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN) Put 15                               10/12/06           11.40                 85,614,000           282,405
------------------------------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY) Put 15               1/30/07           77.00TRY              30,620,000           350,862
                                                                                                                    ----------------
Total Options Purchased (Cost $936,771)                                                                                     634,130

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--8.0%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 69.30% in joint repurchase agreement (Principal
Amount/Value $800,621,000, with a maturity value of $800,954,592) with Cantor
Fitzgerald & Co./Cantor Fitzgerald Securities, 5%, dated 9/29/06, to be repurchased at $555,070,183 on 10/2/06, collateralized by U.S. Treasury Bonds,
5.25%-8.75%, 5/15/16-2/15/29, with a value of $802,318,218 and U.S. Treasury
Bills, 12/28/06, with a value of $14,820,750 (Cost $554,839,000)                                $     554,839,000       554,839,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $7,141,215,069)                                                                         7,109,882,609
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--5.0% 18
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.0%
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.42%, 10/25/06                                        1,461,119         1,461,119
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.6%
Undivided interest of 1.05% in joint repurchase agreement (Principal
Amount/Value $3,950,000,000, with a maturity value of $3,951,787,375) with
Nomura Securities, 5.43%, dated 9/29/06, to be repurchased at $41,535,784 on
10/2/06, collateralized by U.S. Agency Mortgages, 0.00%-22.12%, 3/15/14-6/25/43,
with a value of $4,029,000,000                                                                         41,516,998        41,516,998

                     61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 10% in joint repurchase agreement (Principal
Amount/Value $2,500,000,000 with a maturity value of $2,501,131,250)
with ING Financial Markets LLC, 5.43%, dated 9/29/06, to be repurchased at $250,113,125 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.00%-7%, 9/1/18-8/1/36, with a value of $2,550,003,623                                         $     250,000,000   $   250,000,000
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 10% in joint repurchase agreement (Principal
Amount/Value $250,000,000, with a maturity value of $250,112,500)
with Cantor Fitzgerald & Co., 5.40%, dated 9/29/06, to be repurchased at $25,011,250 on 10/2/06, collateralized by U.S. Agency Mortgages,
0.00%-6.50%, 8/1/12-9/1/36, with a value of $255,002,127                                               25,000,000        25,000,000
                                                                                                                    ----------------
                                                                                                                        316,516,998
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.4%
American Express Credit Corp., 5.34%, 10/16/06                                                          2,000,000         2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 5.37%, 10/2/06                                                                            3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 5.37%, 10/2/06                                                                            3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.36%, 10/2/06                                                                 7,000,000         7,000,000
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.32%, 10/6/06                                                                      3,000,000         3,000,000
------------------------------------------------------------------------------------------------------------------------------------
Links Finance LLC, 5.38%, 10/2/06                                                                       8,001,004         8,001,004
------------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 5.38%, 10/2/06                                                                     3,498,951         3,498,951
                                                                                                                    ----------------
                                                                                                                         29,499,955
------------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 10/2/06                                                           2,000,000         2,000,000
                                                                                                                    ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $349,478,072)                                                                                                     349,478,072

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,490,693,141)                                                           107.5%    7,459,360,681
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (7.5)     (517,742,773)
                                                                                                ------------------------------------
NET ASSETS                                                                                                  100.0%  $ 6,941,617,908
                                                                                                ====================================

                     62 | OPPENHEIMER STRATEGIC INCOME FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DEM   German Mark
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
IDR   Indonesia Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
UYU   Uruguay Peso
ZMK   Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $490,985,276 or 7.07% of the Fund's net assets as of September 30, 2006.

3. When-issued security or forward commitment to be delivered and settled after
September 30, 2006. See Note 1 of accompanying Notes.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2006 was $527,224,851, which represents 7.60% of the Fund's net assets, of which $8,274 is considered restricted. In addition, the Fund has restricted currency of $2,490,558, which represents 0.04% of the Fund's net assets. See Note 12 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example,
GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $40,643,108 or 0.59% of the Fund's net assets as of September 30, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $3,516,105 or 0.05% of the Fund's net assets as of
September 30, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. Partial or fully-loaned security. See Note 14 of accompanying Notes.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $30,985,814. See Note 6 of accompanying
Notes.

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

                     63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

12. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                                CONTRACTS   EXPIRATION   EXERCISE      PREMIUM        VALUE
                                           SUBJECT TO PUT         DATE      PRICE     RECEIVED   SEE NOTE 7
------------------------------------------------------------------------------------------------------------
New Turkish Lira (TRY)/Japanese Yen (JPY)      30,620,000      1/30/07         65TRY  $519,227     $266,434

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind, when applicable.

15. Non-income producing security.

16. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES       GROSS        GROSS               SHARES
                                           SEPTEMBER 30, 2005   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2006
------------------------------------------------------------------------------------------------------------
Prandium, Inc.                                      1,034,256          --           --            1,034,256

                                                                                 VALUE             DIVIDEND
                                                                            SEE NOTE 1               INCOME
------------------------------------------------------------------------------------------------------------
Prandium, Inc.                                                                  $8,274                  $--

17. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

18. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 14 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     64 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $7,478,536,141)                                               $7,459,352,407
Affiliated companies (cost $12,157,000)                                                             8,274
                                                                                           ---------------
                                                                                            7,459,360,681
----------------------------------------------------------------------------------------------------------
Cash                                                                                           25,197,062
----------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $2,041,365)                                                      2,036,566
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                          22,509,047
----------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                      17,853,697
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                     79,264,951
Investments sold (including $4,086,747 sold on a when-issued basis or
forward commitment)                                                                            29,562,551
Shares of beneficial interest sold                                                              9,990,112
Closed foreign currency contracts                                                                 350,451
Other                                                                                             138,355
                                                                                           ---------------
Total assets                                                                                7,646,263,473

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $519,227)--see accompanying
statement of investments                                                                          266,434
----------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                    349,478,072
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                          11,829,544
----------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                       5,922,166
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $255,740,010 purchased on a
when-issued basis or forward commitment)                                                      298,396,014
Closed foreign currency contracts                                                              17,712,181
Shares of beneficial interest redeemed                                                         10,583,520
Dividends                                                                                       4,590,954
Distribution and service plan fees                                                              4,131,245
Transfer and shareholder servicing agent fees                                                     822,652
Shareholder communications                                                                        411,908
Futures margins                                                                                   206,572
Trustees' compensation                                                                            129,039
Other                                                                                             165,264
                                                                                           ---------------
Total liabilities                                                                             704,645,565

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $6,941,617,908
                                                                                           ===============

                     65 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                $     1,659,194
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  7,961,107,501
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              28,620,443
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (1,051,588,378)
----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                               1,819,148
                                                                                          ----------------
NET ASSETS                                                                                $ 6,941,617,908
                                                                                          ================

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,077,400,158 and 1,213,643,842 shares of beneficial interest outstanding)               $          4.18
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                  $          4.39
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $718,742,377
and 171,227,025 shares of beneficial interest outstanding)                                $          4.20
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $857,843,200
and 205,466,631 shares of beneficial interest outstanding)                                $          4.18
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,323,749
and 25,876,803 shares of beneficial interest outstanding)                                 $          4.19
----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $179,308,424 and 42,979,530 shares of beneficial interest outstanding)                 $          4.17

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     66 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 388,106,267
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $125,763)              8,400,957
--------------------------------------------------------------------------------
Fee income                                                            2,485,741
--------------------------------------------------------------------------------
Portfolio lending fees                                                  770,870
--------------------------------------------------------------------------------
Other income                                                             82,767
                                                                  --------------
Total investment income                                             399,846,602

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      35,160,731
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              11,944,439
Class B                                                               8,026,795
Class C                                                               8,138,266
Class N                                                                 468,706
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                               6,360,780
Class B                                                               1,222,558
Class C                                                               1,100,817
Class N                                                                 289,768
Class Y                                                                  64,650
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 810,517
Class B                                                                 171,987
Class C                                                                 129,801
--------------------------------------------------------------------------------
Custodian fees and expenses                                             335,747
--------------------------------------------------------------------------------
Trustees' compensation                                                   99,300
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   293,391
                                                                  --------------
Total expenses                                                       74,619,753
Less reduction to custodian expenses                                    (95,247)
                                                                  --------------
Net expenses                                                         74,524,506

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               325,322,096

                     67 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                               $ 114,494,313
Closing and expiration of option contracts written                              722,737
Closing and expiration of swaption contracts                                    371,561
Closing and expiration of futures contracts                                  (5,337,609)
Foreign currency transactions                                               (54,688,851)
Swap contracts                                                                3,615,579
                                                                          --------------
Net realized gain                                                            59,177,730
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (96,370,255)
Translation of assets and liabilities denominated in foreign currencies     (49,146,059)
Futures contracts                                                            15,087,223
Option contracts                                                                252,793
Swaption contracts                                                               92,667
Swap contracts                                                               (4,178,552)
                                                                          --------------
Net change in unrealized appreciation                                      (134,262,183)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 250,237,643
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     68 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2006               2005
---------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------
Net investment income                                           $   325,322,096    $   289,867,824
---------------------------------------------------------------------------------------------------
Net realized gain                                                    59,177,730        183,064,148
---------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                              (134,262,183)        97,582,611
                                                                -----------------------------------
Net increase in net assets resulting from operations                250,237,643        570,514,583

---------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                            (361,826,587)      (294,738,505)
Class B                                                             (55,250,172)       (62,870,416)
Class C                                                             (53,959,503)       (44,696,942)
Class N                                                              (6,482,780)        (4,206,758)
Class Y                                                              (8,310,116)        (6,335,724)

---------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                             481,164,858        541,271,143
Class B                                                            (168,323,661)      (271,334,101)
Class C                                                              97,789,142         60,028,844
Class N                                                              28,045,769         28,754,049
Class Y                                                             118,978,171        (91,805,446)

---------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------
Total increase                                                      322,062,764        424,580,727
---------------------------------------------------------------------------------------------------
Beginning of period                                               6,619,555,144      6,194,974,417
                                                                -----------------------------------

End of period (including accumulated net investment income of
$28,620,443 and $123,075,890, respectively)                     $ 6,941,617,908    $ 6,619,555,144
                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     69 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                   2006            2005            2004            2003          2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     4.34      $     4.23      $     4.08      $     3.64    $     3.72
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .21 1           .21 1           .20             .26           .32
Net realized and unrealized gain (loss)                 (.05)            .19             .15             .43          (.08)
                                                  --------------------------------------------------------------------------
Total from investment operations                         .16             .40             .35             .69           .24
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.32)           (.29)           (.20)           (.25)         (.30)
Tax return of capital distribution                        --              --              --              --          (.02)
                                                  --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.32)           (.29)           (.20)           (.25)         (.32)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     4.18      $     4.34      $     4.23      $     4.08    $     3.64
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      3.77%           9.77%           8.73%          19.59%         6.63%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $5,077,400      $4,766,576      $4,117,666      $3,873,018    $3,202,825
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $4,888,392      $4,392,321      $4,025,554      $3,521,307    $3,263,490
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   5.03%           4.82%           4.69%           6.60%         7.91%
Total expenses                                          0.93%           0.94%           0.95%           0.95%         1.01%
Expenses after payments and waivers and
reduction to custodian expenses                         0.92%           0.94%           0.95%           0.95%         1.01%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   96% 4          103% 4           90% 4          104%          117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                $4,097,005,267       $4,231,030,059
Year Ended September 30, 2005                $4,436,804,790       $4,469,108,355
Year Ended September 30, 2004                $5,593,936,243       $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     70 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS B      YEAR ENDED SEPTEMBER 30,                 2006            2005            2004            2003          2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   4.35      $     4.24      $     4.10      $     3.66    $     3.73
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1           .17 1           .16             .22           .28
Net realized and unrealized gain (loss)               (.05)            .20             .15             .44          (.05)
                                                  ------------------------------------------------------------------------
Total from investment operations                       .13             .37             .31             .66           .23
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)           (.26)           (.17)           (.22)         (.28)
Tax return of capital distribution                      --              --              --              --          (.02)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)           (.26)           (.17)           (.22)         (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   4.20      $     4.35      $     4.24      $     4.10    $     3.66
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    3.23%           8.94%           7.66%          18.62%         6.11%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $718,742      $  918,651      $1,163,555      $1,686,295    $1,847,182
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $802,936      $1,021,022      $1,424,322      $1,757,152    $2,056,449
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.25%           4.05%           4.16%           5.92%         7.22%
Total expenses                                        1.71%           1.70%           1.69%           1.68%         1.75%
Expenses after payments and waivers and
reduction to custodian expenses                       1.71%           1.69%           1.69%           1.68%         1.75%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 96% 4          103% 4           90% 4          104%          117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                $4,097,005,267       $4,231,030,059
Year Ended September 30, 2005                $4,436,804,790       $4,469,108,355
Year Ended September 30, 2004                $5,593,936,243       $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     71 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED SEPTEMBER 30,                 2006          2005          2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   4.33      $   4.22      $   4.07        $   3.64        $   3.71
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .18 1         .17 1         .17             .23             .29
Net realized and unrealized gain (loss)               (.05)          .20           .15             .42            (.06)
                                                  ------------------------------------------------------------------------
Total from investment operations                       .13           .37           .32             .65             .23
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.28)         (.26)         (.17)           (.22)           (.28)
Tax return of capital distribution                      --            --            --              --            (.02)
                                                  ------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.28)         (.26)         (.17)           (.22)           (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   4.18      $   4.33      $   4.22        $   4.07        $   3.64
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    3.22%         8.96%         7.95%          18.45%           6.15%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $857,843      $788,217      $710,085        $698,196        $568,487
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $814,425      $748,199      $716,206        $623,598        $571,292
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 4.27%         4.07%         4.06%           5.85%           7.15%
Total expenses                                        1.68% 4       1.69% 4       1.69% 4,5       1.69% 4         1.75% 4
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 96% 6        103% 6         90% 6          104%            117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006                 $4,097,005,267      $4,231,030,059
Year Ended September 30, 2005                 $4,436,804,790      $4,469,108,355
Year Ended September 30, 2004                 $5,593,936,243      $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     72 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N      YEAR ENDED SEPTEMBER 30,                  2006           2005           2004             2003           2002
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    4.34       $   4.23       $   4.08         $   3.65       $   3.72
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .19 1          .19 1          .17              .25            .30
Net realized and unrealized gain (loss)                (.04)           .19            .16              .42           (.05)
                                                  --------------------------------------------------------------------------
Total from investment operations                        .15            .38            .33              .67            .25
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.30)          (.27)          (.18)            (.24)          (.30)
Tax return of capital distribution                       --             --             --               --           (.02)
                                                  --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.30)          (.27)          (.18)            (.24)          (.32)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    4.19       $   4.34       $   4.23         $   4.08       $   3.65
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.60%          9.27%          8.28%           18.82%          6.70%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 108,324       $ 83,287       $ 52,969         $ 30,110       $ 15,508
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  94,281       $ 69,480       $ 40,043         $ 22,627       $  8,954
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.62%          4.37%          4.19%            6.08%          7.07%
Total expenses                                         1.33% 4        1.40% 4        1.38% 4,5        1.34% 4        1.22% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  96% 6         103% 6          90% 6           104%           117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006              $4,097,005,267         $4,231,030,059
Year Ended September 30, 2005              $4,436,804,790         $4,469,108,355
Year Ended September 30, 2004              $5,593,936,243         $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     73 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y      YEAR ENDED SEPTEMBER 30,                  2006           2005            2004            2003        2002
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    4.32       $   4.22       $    4.07       $    3.64   $    3.71
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .22 1          .21 1           .21             .26         .32
Net realized and unrealized gain (loss)                (.04)           .19             .14             .42        (.06)
                                                  ---------------------------------------------------------------------
Total from investment operations                        .18            .40             .35             .68         .26
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.33)          (.30)           (.20)           (.25)       (.31)
Tax return of capital distribution                       --             --              --              --        (.02)
                                                  ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.33)          (.30)           (.20)           (.25)       (.33)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    4.17       $   4.32       $    4.22       $    4.07   $    3.64
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.35%          9.73%           8.80%          19.33%       7.06%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 179,309       $ 62,824       $ 150,699       $ 240,296   $ 152,767
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 118,239       $ 68,656       $ 213,632       $ 194,308   $ 127,992
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  5.38%          4.84%           4.80%           6.57%       7.86%
Total expenses                                         0.58%          1.16%           1.29%           1.41%       1.74%
Expenses after payments and waivers and
reduction to custodian expenses                        0.58%          0.80%           0.90%           0.91%       0.90%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  96% 4         103% 4           90% 4          104%        117%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchase and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended September 30, 2006              $4,097,005,267         $4,231,030,059
Year Ended September 30, 2005              $4,436,804,790         $4,469,108,355
Year Ended September 30, 2004              $5,593,936,243         $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                     74 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company.
The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds,
Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National
Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and
"asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its

                     75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the
Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued.
Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 14.5% of the Fund's net assets and resulted in unrealized cumulative gains of $35,617,188.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
Normally the settlement date occurs within six months after the trade date;
however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2006, the Fund had purchased
$255,740,010 of securities issued on a when-issued basis or forward commitment and sold $4,086,747 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same

                     76 | OPPENHEIMER STRATEGIC INCOME FUND

type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2006, securities with an aggregate market value of $16,993,313, representing 0.24% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New
York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the
Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the

                     77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of
Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 DEPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
  UNDISTRIBUTED   UNDISTRIBUTED              ACCUMULATED    OTHER INVESTMENTS
  NET INVESTMENT      LONG-TERM                     LOSS   FOR FEDERAL INCOME
  INCOME                   GAIN   CARRYFORWARD 1,2,3,4,5         TAX PURPOSES
  ---------------------------------------------------------------------------
  $78,265,796               $--           $1,030,416,491          $43,110,745

1. As of September 30, 2006, the Fund had $963,979,042 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2006, details of the capital loss carryforwards were as follows:

                        EXPIRING
                        ------------------------------
                        2008             $ 308,649,467
                        2009                52,578,252
                        2010               185,647,798
                        2011               294,188,800
                        2012               122,914,725
                                         -------------
                        Total            $ 963,979,042
                                         =============

                     78 | OPPENHEIMER STRATEGIC INCOME FUND

2. The Fund had $65,168,890 of post-October foreign currency losses which were deferred.

3. The Fund had $1,268,559 of straddle losses which were deferred.

4. During the fiscal year ended September 30, 2006, the Fund utilized
$69,360,120 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $11,836,618 of capital loss carryforwards acquired in the July
      21, 2005 merger of Oppenheimer Multi-Sector Income Trust.

5. During the fiscal year ended September 30, 2005, the Fund utilized
$11,195,215 of capital loss carryforward to offset capital gains realized in that fiscal year. b

      b. Includes $2,302,465 of capital loss carryforwards acquired in the July
      21, 2005 merger of Oppenheimer Multi-Sector Income Trust.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                    REDUCTION TO              INCREASE TO
                                     ACCUMULATED          ACCUMULATED NET
       INCREASE TO                NET INVESTMENT            REALIZED LOSS
       PAID-IN CAPITAL                      LOSS           ON INVESTMENTS
       ------------------------------------------------------------------
       $12,201,244                   $66,051,615              $78,252,859

The tax character of distributions paid during the years ended September 30,
2006 and September 30, 2005 was as follows:

                                          YEAR ENDED           YEAR ENDED
                                  SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
       ------------------------------------------------------------------
       Distributions paid from:
       Ordinary income                  $485,829,158         $412,848,345

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities                $ 7,499,301,687
       Federal tax cost of other investments           1,730,694,472
                                                     ----------------
       Total federal tax cost                        $ 9,229,996,159
                                                     ================

       Gross unrealized appreciation                 $   209,037,043
       Gross unrealized depreciation                    (252,147,788)
                                                     ----------------
       Net unrealized depreciation                   $   (43,110,745)
                                                     ================

                     79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's

                     80 | OPPENHEIMER STRATEGIC INCOME FUND

maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED SEPTEMBER 30, 2006         YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES             AMOUNT             SHARES             AMOUNT
----------------------------------------------------------------------------------------------------
CLASS A
Sold                           285,205,829    $ 1,197,018,631        253,721,621    $ 1,091,121,076
Dividends and/or
distributions reinvested        63,712,315        267,183,114         48,950,677        211,128,508
Acquisition-Note 14                     --                 --         62,844,742        270,860,838
Redeemed                      (234,651,361)      (983,036,887)      (239,685,952)    (1,031,839,279)
                              ----------------------------------------------------------------------
Net increase                   114,266,783    $   481,164,858        125,831,088    $   541,271,143
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS B
Sold                            27,099,194    $   114,141,319         27,868,668    $   120,195,274
Dividends and/or
distributions reinvested         9,067,246         38,196,513          9,542,125         41,299,086
Redeemed                       (76,102,306)      (320,661,493)      (100,359,143)      (432,828,461)
                              ----------------------------------------------------------------------
Net decrease                   (39,935,866)   $  (168,323,661)       (62,948,350)   $  (271,334,101)
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS C
Sold                            52,485,697    $   219,804,771         40,612,822    $   174,277,627
Dividends and/or
distributions reinvested         9,627,908         40,332,270          7,606,352         32,743,949
Redeemed                       (38,820,281)      (162,347,899)       (34,262,628)      (146,992,732)
                              ----------------------------------------------------------------------
Net increase                    23,293,324    $    97,789,142         13,956,546    $    60,028,844
                              ======================================================================

----------------------------------------------------------------------------------------------------
CLASS N
Sold                            11,223,391    $    47,099,735         10,118,176    $    43,521,928
Dividends and/or
distributions reinvested         1,377,036          5,780,559            896,137          3,865,917
Redeemed                        (5,922,489)       (24,834,525)        (4,331,470)       (18,633,796)
                              ----------------------------------------------------------------------
Net increase                     6,677,938    $    28,045,769          6,682,843    $    28,754,049
                              ======================================================================

                     81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              YEAR ENDED SEPTEMBER 30, 2006      YEAR ENDED SEPTEMBER 30, 2005
                                    SHARES           AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
CLASS Y
Sold                            27,986,060    $ 117,026,957       16,530,646     $  72,458,398
Dividends and/or
distributions reinvested         1,974,505        8,229,559        1,472,034         4,751,793
Redeemed                        (1,510,690)      (6,278,345)     (39,181,919)     (169,015,637)
                              -----------------------------------------------------------------
Net increase (decrease)         28,449,875    $ 118,978,171      (21,179,239)    $ (91,805,446)
                              =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2006, were as follows:

                                                         PURCHASES            SALES
-----------------------------------------------------------------------------------
Investment securities                               $4,939,332,169   $5,338,131,286
U.S. government and government agency obligations      320,320,066      346,184,902
To Be Announced (TBA) mortgage-related securities    4,097,005,267    4,231,030,059

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE SEPT. 30, 2005 TO DEC. 31, 2005               FEE SCHEDULE EFFECTIVE JANUARY 1, 2006
----------------------------------------------             --------------------------------------------
Up to $200 million of net assets         0.75%             Up to $200 million of net assets       0.75%
Next $200 million of net assets          0.72              Next $200 million of net assets        0.72
Next $200 million of net assets          0.69              Next $200 million of net assets        0.69
Next $200 million of net assets          0.66              Next $200 million of net assets        0.66
Next $200 million of net assets          0.60              Next $200 million of net assets        0.60
Over $1 billion of net assets            0.50              Next $4 billion of net assets          0.50
                                                           Over $5 billion of net assets          0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2006, the Fund paid
$8,998,518 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

                     82 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and
Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or
Class N plan is terminated by the Fund or by the shareholders of a class, the
Board of Trustees and its independent trustees must determine whether the
Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2006 for Class B, Class C and Class N shares were $98,945,222, $27,009,902 and $1,650,101, respectively.
Fees incurred by the Fund under the plans are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                 CLASS A         CLASS B         CLASS C         CLASS N
                                 CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                               FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                           SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                             RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                   DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------------
September 30, 2006            $2,199,785         $43,415      $1,701,540        $113,735         $28,600

                     83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates.
Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of
Operations.

      As of September 30, 2006, the Fund had outstanding foreign currency contracts as follows:

                                                   CONTRACT          VALUATION
                                 EXPIRATION          AMOUNT              AS OF       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                  DATES          (000S)     SEPT. 30, 2006     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)               10/25/06          83,000ARP    $ 26,652,455   $           --   $    106,202
Australian Dollar (AUD)            10/13/06           2,290AUD       1,706,243               --         15,768
Brazilian Real (BRR)       10/31/06-10/2/07         483,260BRR     211,758,523        3,778,704        196,117
British Pound
Sterling (GBP)             10/13/06-1/10/07          12,755GBP      23,899,318            6,659         90,728
Canadian Dollar (CAD)              10/13/06           7,725CAD       6,913,887           13,609             --
Chilean Peso (CLP)        11/21/06-12/28/06      15,171,000CLP      28,335,188          194,803         34,005
Dominican Republic
Peso (DOP)                         10/10/06         244,558DOP       7,256,910               --        153,934
Euro (EUR)                  10/13/06-3/6/07         110,575EUR     140,930,923           13,411        898,289
Indian Rupee (INR)         10/3/06-10/11/06       1,212,608INR      26,392,075           70,285             --
Japanese Yen (JPY)         10/13/06-1/10/07      40,531,000JPY     347,900,985               --      1,254,134
Malaysian
Ringgit (MYR)             11/16/06-11/17/06          56,590MYR      15,380,147               --        661,466
Mexican Nuevo
Peso (MXN)                10/24/06-11/29/06         946,040MXN      85,828,716               --        925,784
New Zealand
Dollar (NZD)                         3/5/07          73,125NZD      47,288,028           74,205        156,017

                     84 | OPPENHEIMER STRATEGIC INCOME FUND

                                                   CONTRACT          VALUATION
                                 EXPIRATION          AMOUNT              AS OF       UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                  DATES          (000S)     SEPT. 30, 2006     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Norwegian
Krone (NOK)                         1/10/07         109,100NOK    $ 16,810,865   $           --   $     77,680
South African
Rand (ZAR)                 10/5/06-11/27/06         454,950ZAR      58,237,154               --      5,161,425
South Korean
Won (KRW)                  10/10/06-11/2/06      35,003,000KRW      37,013,091          423,611             --
Swiss Franc (CHF)          10/13/06-03/6/07         102,471CHF      82,953,330           32,382        791,518
Thailand Baht (THB)                10/17/06         855,000THB      22,700,742          126,484             --
Turkish Lira (TRY)        10/10/06-10/26/06          60,779TRY      39,793,365           11,508        781,510
                                                                                 -----------------------------
                                                                                      4,745,661     11,304,577
                                                                                 -----------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)      1/10/07-3/5/07          96,965AUD      72,059,448        1,291,220             --
Brazilian Real (BRR)        12/10/09-1/5/10          90,846BRR      30,988,310       11,361,461             --
British Pound
Sterling (GBP)                       2/7/07          11,000GBP      20,618,343          185,407             --
Canadian Dollar (CAD)       1/10/07-2/20/07          74,780CAD      67,127,163           37,353             --
Chinese
Renminbi (Yuan) (CNY)              10/23/06         210,000CNY      26,635,973               --        112,449
Czech Koruna (CZK)                 10/23/06         590,000CZK      26,482,595               --         76,115
Euro (EUR)                  11/20/06-2/7/07          61,450EUR      78,287,471          476,847         38,874
Iceland Krona (ISK)                10/23/06         829,900ISK      11,774,186               --        297,529
Japanese Yen (JPY)          10/23/06-3/5/07      14,911,000JPY     127,849,011        3,637,666             --
Swedish Krone (SEK)          10/5/06-3/5/07         478,290SEK      65,660,051          762,417             --
Swiss Franc (CHF)                  10/23/06          33,000CHF      26,452,498           11,015             --
                                                                                 -----------------------------
                                                                                     17,763,386        524,967
                                                                                 -----------------------------
Total unrealized appreciation and depreciation                                   $   22,509,047   $ 11,829,544
                                                                                 =============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices
(financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

                     85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities.
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The
Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of September 30, 2006, the Fund had outstanding futures contracts as follows:

                                                                       VALUATION AS OF       UNREALIZED
                                              EXPIRATION   NUMBER OF     SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                               DATES   CONTRACTS              2006   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
DAX Index                                       12/15/06          62      $ 11,881,348    $     233,010
Euro-Bundesobligation, 5 yr.                     12/7/06         466        64,970,898          214,118
Euro-Bundesobligation, 10 yr.                    12/7/06         223        33,395,848          140,021
Euro-Schatz                                      12/7/06         744        98,126,374           51,720
FTSE 100 Index                                  12/15/06          20         2,241,757           22,233
IBEX 35 Index (The)                             10/20/06          45         7,389,014          420,764
Japan (Government of) Bonds, 10 yr.             12/11/06         142       162,045,291          790,143
Japan (Government of) Bonds, 10 yr.              12/8/06          92        10,506,497           61,398
MSCI Taiwan Stock Index                         10/30/06         258         7,402,020          (93,405)
NASDAQ 100 Index                                12/15/06         745        24,901,625        1,024,636
Nikkei 225 Index                                 12/7/06          17         2,317,037           75,641
Standard & Poor's 500 E-Mini                    12/15/06         163        10,965,010          273,979
Standard & Poor's ASX 200 Index                 12/21/06         132        12,740,173          195,788
Standard & Poor's/MIB Index                     12/15/06          29         7,075,050           94,243
United Kingdom Long Gilt                        12/27/06         111        22,869,629          143,047
U.S. Long Bonds                                 12/19/06       4,130       464,237,813        8,785,089
U.S. Treasury Nts., 2 yr.                       12/29/06       1,423       291,003,500          907,695
U.S. Treasury Nts., 10 yr.                      12/19/06       3,066       331,319,625        3,293,662
                                                                                         ---------------
                                                                                             16,633,782
                                                                                         ---------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.       12/15/06         132        10,208,863           11,136
CAC-40 10 Index                                 10/20/06         190        12,678,954         (304,557)
Canadian Bonds, 10 yr.                          12/18/06         304        31,315,196         (446,661)
DAX Index                                       12/15/06          72        13,797,695         (283,463)
FTSE 100 Index                                  12/15/06         255        28,582,402         (288,582)
Nikkei 225 Index                                 12/7/06         273        37,208,889         (183,929)
Standard & Poor's 500 E-Mini                    12/15/06       1,947       130,974,690       (3,279,040)
Standard & Poor's/Toronto
Stock Exchange 60 Index                         12/14/06         105        12,711,787         (234,510)

                     86 | OPPENHEIMER STRATEGIC INCOME FUND

                                                       VALUATION AS OF       UNREALIZED
                              EXPIRATION   NUMBER OF     SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION               DATES   CONTRACTS              2006   (DEPRECIATION)
----------------------------------------------------------------------------------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.       12/29/06         172      $ 35,174,000   $         (913)
U.S. Treasury Nts., 5 yr.       12/29/06       1,009       106,465,266         (724,070)
U.S. Treasury Nts., 10 yr.      12/19/06       1,562       168,793,625         (609,473)
                                                                         ---------------
                                                                             (6,344,062)
                                                                         ---------------
                                                                         $   10,289,720
                                                                         ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted
in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity]
increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security [or commodity]
decreases and the option is exercised. The risk in buying an option is that the
Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

                     87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY Continued

Written option activity for the year ended September 30, 2006 was as follows:

                                                                    PUT OPTIONS
                                                  ------------------------------
                                                        NUMBER OF     AMOUNT OF
                                                        CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
September 30, 2005                                             --   $        --
Options written                                    34,499,620,000     1,241,964
Options closed or expired                         (34,469,000,000)     (722,737)
                                                  ------------------------------
Options outstanding as of
September 30, 2006                                     30,620,000   $   519,227
                                                  ==============================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of
Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2006, the Fund had entered into the following total return swap agreements:

                     88 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                                UNREALIZED
SWAP                         NOTIONAL                    PAID BY            RECEIVED BY     TERMINATION       APPRECIATION
COUNTERPARTY             AMOUNT/UNITS                   THE FUND               THE FUND           DATES     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                        Lehman Brothers
                                                                             CMBS Index
                                                    If negative,            Spread plus
                                              the absolute value           Total Return
                                             of the Total Return           Amount value
                                                    Amount for a            for a given
                         $ 12,000,000        given Index Period.          Index Period.         12/1/06        $     8,844
                                                       Six-Month
                           12,650,000                  BBA LIBOR                   5.46%        5/13/15          1,709,604
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                                       Six-Month
                            7,180,000                  BBA LIBOR                   5.10         1/14/15            922,126
                                                       Six-Month
                            7,180,000                  BBA LIBOR                   5.08         1/20/15            959,073
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                       One-Month
                                                         USD BBA
                                                   LIBOR -spread
                                              plus total return,           Total Return
                                                    if negative,              of custom
                                                       of custom         equity basket,
                              173,000             equity basket.           if positive.         10/9/07           (101,652)
                                              Price Depreciation     Price Appreciation
                                                    of Sao Paulo           of Sao Paulo
                                                  Stock Exchange         Stock Exchange
                            4,984,181BRR          Index Futures.         Index Futures.        10/18/06            (64,527)
                                              Price Depreciation     Price Appreciation
                                                    of Sao Paulo           of Sao Paulo
                                                  Stock Exchange         Stock Exchange
                           10,400,077BRR          Index Futures.         Index Futures.        10/18/06           (141,959)
                                              Price Depreciation     Price Appreciation
                                                   of Standard &          of Standard &
                                                Poor's CNX Nifty       Poor's CNX Nifty
                          329,442,300INR          Index Futures.         Index Futures.        10/26/06           (115,698)
                                              Price Depreciation     Price Appreciation
                                                 of Swiss Market        of Swiss Market
                            8,958,033CHF          Index Futures.         Index Futures.        12/15/06           (178,083)

                     89 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

                                                                                                                UNREALIZED
SWAP                         NOTIONAL                    PAID BY            RECEIVED BY     TERMINATION       APPRECIATION
COUNTERPARTY             AMOUNT/UNITS                   THE FUND               THE FUND           DATES     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
                                                                           If positive,
                                                    If negative,     receive the Spread
                                              the absolute value          on the Lehman
                                                   of the Lehman          Brothers CMBS
                                                   Brothers CMBS               AAA 8.5+
                                                        AAA 8.5+           Index Spread
Lehman Brothers                                     Index Spread         Return Amount,
Special Financing,
Inc.                     $ 12,600,000             Return Amount.      and Carry Amount.         12/1/06        $     9,115
---------------------------------------------------------------------------------------------------------------------------
                                                    Total Return           Total Return
                                                       of custom              of custom
Morgan Stanley & Co.                              equity basket,         equity basket,
International Ltd.          1,382,000               if negative.           if positive.         10/6/07            (41,064)
                                                                                                               ------------
                                                                                                               $ 2,965,779
                                                                                                               ============

Notional amount is reported in U.S. Dollars, except for denoted in the following currencies:

BRR         Brazilian Real
CHF         Swiss Franc
INR         Indian Rupee

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate
CMBS        Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of
Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.
Credit risk arises from the

                     90 | OPPENHEIMER STRATEGIC INCOME FUND

possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2006, the Fund had entered into the following interest rate swap agreements:

                                                                                                 UNREALIZED
SWAP                            NOTIONAL          PAID BY        RECEIVED BY   TERMINATION     APPRECIATION
COUNTERPARTY                      AMOUNT         THE FUND           THE FUND         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Barclays Bank plc             85,300,000MXN      MXN TIIE             9.2700%      7/17/26     $     63,301
------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:
                                                Six-Month
                              11,250,000PLZ          WIBO             5.5200       3/24/10          125,264
                                                Six-Month
                              18,000,000PLZ          WIBO             5.5500       3/25/10          204,163
                             313,800,000TWD        2.3200%      TWD-Telerate       6/27/11         (132,245)
------------------------------------------------------------------------------------------------------------
Credit Suisse First                                28-Day
Boston International          68,120,000MXN      MXN TIIE            10.0000        7/9/15          495,333
------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston, Inc.                                    Six-Month
(Nassau Branch)               29,965,000PLZ          WIBO             4.4800        7/1/10         (268,905)
------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           1,531,000,000HUF        8.4400    Six-Month BUBOR        7/4/11             (533)

                                                Six-Month
                               6,930,000            LIBOR             5.2500       6/23/15          692,665
------------------------------------------------------------------------------------------------------------
Deutsche Bank                                                     INR MIBOR-
AG, 5 yr.                    314,300,000INR        7.1750       OIS-Compound       6/27/11          (54,038)
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:
                              12,475,040BRR          BZDI            17.7200%       1/2/07           71,657
                             118,589,283BRR          BZDI            17.1800        1/2/08        2,584,334
                              19,476,430BRR          BZDI            18.1600        1/2/08          663,188
                              59,620,000MXN      MXN TIIE            10.2900       6/14/15          532,292
                              67,560,000MXN      MXN TIIE            10.2200       1/30/15          563,267
                              59,375,000MXN      MXN TIIE            10.4300       5/29/15          567,379
                              59,375,000MXN      MXN TIIE            10.3000        6/1/15          522,185
                              34,200,000MXN      MXN TIIE            10.0000       6/24/15          243,765
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                               9,638,700BRR          BZDI            17.1700        1/2/08          185,831
                              11,780,630BRR          BZDI            17.1700        1/2/08          227,127
                              23,464,063BRR          BZDI            18.0000        1/2/07          202,200
                              89,360,000BRR          BZDI            14.8900        1/4/10          684,840
                              17,960,000BRR          BZDI            14.0500        1/2/12          (13,535)
                              90,610,000MXN      MXN TIIE             9.1500       8/27/26           (7,237)

                     91 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                                                                 UNREALIZED
SWAP                            NOTIONAL          PAID BY        RECEIVED BY   TERMINATION     APPRECIATION
COUNTERPARTY                      AMOUNT         THE FUND           THE FUND         DATES   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
Continued
                              39,690,000MXN      MXN TIIE             9.4100%      8/31/20      $   120,121
                              70,140,000MXN      MXN TIIE            10.7000        5/8/15          788,960
                              30,800,000MXN      MXN TIIE            10.8500        3/5/15          364,732
                             119,100,000MXN      MXN TIIE             9.5100       8/26/25          384,709
                              78,820,000MXN      MXN TIIE             9.5000       8/28/25          246,733
------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
Continued
                              68,200,000MXN      MXN TIIE             9.2900       7/17/26            7,731
                             179,660,000MXN      MXN TIIE             9.8400      12/31/09          880,313
------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
                              35,760,000BRR          BZDI            13.9100        1/2/12         (101,346)
                              65,300,000MXN      MXN TIIE             9.7600       8/17/15          372,855
                             169,320,000ZAR        8.2900%  Three-Month JIBA       6/23/08          254,399
------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:
                              52,480,000GBP        5.2500    Six-Month LIBOR       5/21/09         (249,509)
                                                   28-Day
                              67,450,000MXN      MXN TIIE             9.9900        7/9/15          474,558
                                                Six-Month
                              34,350,000PLZ          WIBO             4.5300        7/5/10         (307,688)
------------------------------------------------------------------------------------------------------------
Merrill Lynch                                 Three-Month
& Co., Inc.                  251,235,000SEK   STIBOR-SIDE             4.0325       6/19/12          163,548
------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                              12,776,603BRR          BZDI            16.8800        1/2/08          191,075
                              25,645,000BRR          BZDI            17.5900        1/2/07          190,454
------------------------------------------------------------------------------------------------------------
Santander
Central Hispano              369,480,000BRR          BZDI            14.0000        1/2/12          (23,048)
------------------------------------------------------------------------------------------------------------
UBS AG                       369,480,000NOK        4.2200    Six-Month NIBOR        2/6/12          630,481
------------------------------------------------------------------------------------------------------------
WestPac
Banking Corp.                 34,665,000NZD        6.7500      Six-Month BBR       6/29/16         (208,826)
                                                                                                ------------
                                                                                                $12,332,550
                                                                                                ============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR         Brazilian Real
GBP         British Pound Sterling
HUF         Hungarian Forint
INR         Indian Rupee
MXN         Mexican Nuevo Peso

                     92 | OPPENHEIMER STRATEGIC INCOME FUND

NOK         Norwegian Krone
NZD         New Zealand Dollar
PLZ         Polish Zloty
SEK         Swedish Krona
TWD         New Taiwan Dollar
ZAR         South African Rand

Index abbreviations are as follows:

BBR         Bank Bill Rate
BUBOR       Budapest Interbank Offered Rate
BZDI        Brazil Cetip Interbank Deposit Rate
FRAS        French Franc/Austrian Schilling
IRS         India Swap Composites
JIBA        South Africa Johannesburg Interbank Agreed Rate
LIBOR       London-Interbank Offered Rate
MIBOR-OIS   Mid Market Interest Rate for FRAS and IRS-Overnight Indexed Swap
MXN TIIE    Mexican Peso-Interbank Equilibrium Interest Rate
NIBOR       Norwegian Interbank Offered Rate
STIBOR      Stockholm Interbank Offered Rate
WIBO        Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position
(purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

      The Fund would take a short position in a credit default swap (the
"unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counter-party in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the
Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the

                     93 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. CREDIT DEFAULT SWAP CONTRACTS Continued

swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities.
The net change in this amount is included on the Statement of Operations.

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                           NOTIONAL      ANNUAL
                                                             AMOUNT    INTEREST
                          REFERENCED                RECEIVED BY THE   RATE PAID                   UNREALIZED
                          DEBT                            FUND UPON      BY THE   EXPIRATION    APPRECIATION
COUNTERPARTY              OBLIGATION                   CREDIT EVENT        FUND        DATES   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.:
                          Hungary (Republic of)         $13,190,000      0.4000%    12/20/15      $   187,707
                          Mexico (Government of)         12,930,000      0.6475      1/20/11          (98,118)
--------------------------------------------------------------------------------------------------------------
Deutsche Bank AG          Ukraine (Republic of)          12,895,000      1.8800      3/20/11          (14,207)
--------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                Russian Federation              8,390,000      2.4000      10/9/13         (929,516)
--------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.,      Philippines
Inc.                      (Republic of the)              23,950,000      1.7250     12/20/11          (23,029)
--------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Colombia (Republic of)          5,880,000      3.7000      8/20/15         (632,082)
                          Indonesia (Republic of)         7,600,000      1.6800      6/20/11          (94,638)
                          Venezuela (Republic of)         8,275,000      2.2000      5/20/10         (319,928)
                          Venezuela (Republic of)        12,480,000      3.4800     11/20/15       (1,001,285)
                                                                                                  ------------
                                                                                                  $(2,925,096)
                                                                                                  ============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation
(depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities.
The net change in this amount is included on the Statement of Operations.

                     94 | OPPENHEIMER STRATEGIC INCOME FUND

Information regarding such credit default swaps as of September 30, 2006 is as follows:

                                                        NOTIONAL          ANNUAL
                                                          AMOUNT        INTEREST
                          REFERENCED                 PAID BY THE   RATE RECEIVED                     UNREALIZED
                          DEBT                         FUND UPON          BY THE   EXPIRATION      APPRECIATION
COUNTERPARTY              OBLIGATION                CREDIT EVENT            FUND        DATES    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
Citigroup Global
Markets Holdings,
Inc.                      Russian Federation         $12,930,000          0.6475%     1/20/11         $  79,040
----------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank                Ukraine (Republic of)        1,409,000          1.9200      8/20/11             5,321
----------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                          Indonesia (Republic of)      7,600,000          1.6700      6/20/11            69,891
                          Istanbul Bond Co. SA
                          for Finansbank              23,940,000          1.3000      3/24/13          (799,470)
----------------------------------------------------------------------------------------------------------------
UBS AG                    Indonesia (Republic of)      6,125,000          2.3000      9/20/11           203,516
                                                                                                      ----------
                                                                                                      $(441,702)
                                                                                                      ==========

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund purchases a swaption it risks losing only the amount of the premium they have paid should the Manager decide to let the option expire unexercised. When the Fund writes a swaption it will become obligated, upon exercise of the option, according to the terms of the underlying agreement.
Swaptions written are reported as a liability in the Statement of Assets and
Liabilities.

Written swaption activity for the year ended September 30, 2006 was as follows:

                                                                 CALL SWAPTIONS
                                                --------------------------------
                                                      NOTIONAL        AMOUNT OF
                                                        AMOUNT         PREMIUMS
--------------------------------------------------------------------------------
Swaptions outstanding as of
September 30, 2005                              $   69,130,000        $ 283,433
Swaptions written                                   79,500,000           88,401
Swaptions closed or expired                       (148,630,000)        (371,834)
                                                --------------------------------
Swaptions outstanding as of
September 30, 2006                              $           --        $      --
                                                ================================

                     95 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of September 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.
Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                       VALUATION AS OF
                           ACQUISITION                       SEPT. 30,     UNREALIZED
SECURITY                         DATES          COST              2006   DEPRECIATION
--------------------------------------------------------------------------------------
Prandium, Inc.         3/18/99-7/18/02   $12,157,000        $    8,274    $12,148,726
                                         =============================================
CURRENCY
Argentine Peso (ARP)   6/21/06-9/22/06   $ 2,495,208        $2,490,558    $     4,650
                                         =============================================

--------------------------------------------------------------------------------
13. ACQUISITION OF OPPENHEIMER MULTI-SECTOR INCOME TRUST

On July 22, 2005, the Fund acquired all of the net assets of Oppenheimer
Multi-Sector Income Trust, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Multi-Sector Income Trust shareholders on July 12,
2005. The Fund issued (at an exchange ratio of 2.150014 for Class A of the Fund to one share of Oppenheimer Multi-Sector Income Trust) 62,844,742 shares of beneficial interest for Class A, valued at $270,860,838 in exchange for the net assets, resulting in combined Class A net assets of $4,466,747,248 on July 22,
2005. The net assets acquired included net unrealized appreciation of $6,581,052 and an unused capital loss carryforward of $32,689,355, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
14. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing coun-terparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral.

                     96 | OPPENHEIMER STRATEGIC INCOME FUND

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral.
The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2006, the Fund had on loan securities valued at
$431,697,370, which are included in the Statement of Assets and Liabilities as
"Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $436,526,198 was received for the loans, of which
$349,478,072 was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
15. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB
Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES.
FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109,
ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized.
FIN 48 is effective for fiscal years beginning after December 15, 2006. As of
September 30, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

      In September 2006, the Financial Accounting Standards Board issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007 and interim periods within those fiscal years. As of September
30, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
16. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the
Oppenheimer funds including the Fund) in the U.S. District Court for the
Southern District of New York on January 10, 2005 and was amended on March 4,
2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that

                     97 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16. LITIGATION Continued

by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the
Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

                     98 | OPPENHEIMER STRATEGIC INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC INCOME FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Strategic Income Fund, including the statement of investments, as of
September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Strategic Income Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 15, 2006

                     99 | OPPENHEIMER STRATEGIC INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September
30, 2006 which are not designated as capital gain distributions should be multiplied by 1.48% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $6,699,836 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2006, $176,623,671 or 36.36% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                     100 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the
Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures
is available (i) without charge, upon request, by calling the Fund toll-free at
1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended
June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at
1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at
www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The
Fund's Form N-Q filings are available on the SEC's website at
http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public
Reference Room in Washington D.C. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

                     101 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE       HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              President, Colorado Christian University (since 2006); Chairman of the following
Chairman of the Board              private mortgage banking companies: Cherry Creek Mortgage Company (since 1991),
of Trustees (since 2003)           Centennial State Mortgage Company (since 1994), and The El Paso Mortgage Company
and Trustee (since 1999)           (since 1993); Chairman of the following private companies: Ambassador Media
Age: 69                            Corporation (since 1984) and Broadway Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                   1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                   Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                                   (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                   Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title
                                   (title insurance agency) (1995-2000); former Director of the following:
                                   UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation
                                   (computer equipment company) (1991-2003) and International Family Entertainment
                                   (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees
                                   37 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 75                            of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                   Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                   1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                                   A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                   (investment adviser) (until March 1999). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 2000)               (December 1991-April 1999); President, Treasurer and Director of Centennial Capital
Age: 70                            Corporation (June 1989-April 1999); Chief Executive Officer and Director of
                                   MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager
                                   (September 1987-April 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2000)               June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 68                            Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                   Chairman of Price Waterhouse LLP Global Investment Management Industry Services
                                   Group (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                   Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                   Chief Executive Officer (until October 1995) of the Manager;

                     102 | OPPENHEIMER STRATEGIC INCOME FUND

JON S. FOSSEL,                     President, Chief Executive Officer and Director of the following: Oppenheimer
Continued                          Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders
                                   Services, Inc. and Shareholder Financial Services, Inc. (until October 1995).
                                   Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 66                            companies of the Manager (until October 1994). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Board Member of Middlebury College (educational organization)
Age: 60                            (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                   Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                   (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                   Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management
                                   Company (February 1991-April 2000); Member of the investment committees of The
                                   Rockefeller Foundation (since 2001) and The University of Michigan (since 2000);
                                   Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford
                                   Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                   Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since August
Trustee (since 2002)               2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 62                            (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                   U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                                   of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of
                                   Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                                   and gas exploration) (1997-February 2004). Oversees 37 portfolios in the
                                   OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 64                            company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the
                                   Investment Committee of the Worcester Polytech Institute (private university);
                                   President and Treasurer of the SIS Funds (private charitable fund) (since January
                                   1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                   (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial
                                   Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

                     103 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.
JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and             (since September 2000) of the Manager; President and director or trustee of other
Principle Executive Officer        Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                       Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
Age: 57                            Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                   November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                   HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                   July 2001); President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                   Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                   2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                   Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 92
                                   portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
OF THE FUND                        STEINMETZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                   LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                   PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-
                                   3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,               Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Vice President and Portfolio       Management Corporation (since March 2000). An officer of 3 portfolios in the
Manager (since 1993)               OppenheimerFunds complex.
Age: 47

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer           Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                       President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 56                            officer of 92 portfolios in the OppenheimerFunds complex.

                     104 | OPPENHEIMER STRATEGIC INCOME FUND

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and                      the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                 Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                       Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 47                            and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                   (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                   Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                   1995-March 1999). An officer of 92 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer                Product Accounting of the Manager (November 1998-July 2002). An officer of 92
(since 2004)                       portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                       of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 36                            Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001). An
                                   officer of 92 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary       of the Manager; General Counsel and Director of the Distributor (since December
(since 2001)                       2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 58                            2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                   Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                   Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                   OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 92 portfolios in the OppenheimerFunds complex.

                     105 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                       2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 38                            (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                   Incorporated). An officer of 92 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                       (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                            Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                   Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                   Assistant Counsel of the Manager (August 1994-October 2003). An officer of 92 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                2004); First Vice President (2000-September 2004), Director (2000-September 2004)
(since 2004)                       and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer of
Age: 42                            92 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION
ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON
REQUEST, BY CALLING 1.800.525.7048.

                     106 | OPPENHEIMER STRATEGIC INCOME FUND

                   OPPENHEIMER STRATEGIC INCOME FUND

                               FORM N-14

                                 PART C

                           OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's
Amended and Restated Declaration of Trust filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "1933 Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such
indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933
Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)   Amended and Restated Declaration of Trust dated September 25,
2002: Filed with Registrant's Post-Effective Amendment No. 23
(11/22/02), and incorporated herein by reference.

(2)   Amended By-Laws dated October 24, 2000: Filed with Registrant's
Post-Effective Amendment No. 21 (1/25/01), and incorporated herein by reference.

(3)   Not Applicable.

(4)   Not Applicable.

(5)   (i)   Specimen Class A Share  Certificate:  Previously  filed with
Registrant's    Post-Effective   Amendment   No.   22   (1/28/02),   and
incorporated herein by reference.

(6)   Amended and Restated Investment Advisory Agreement dated
January 1, 2005: Previously filed with Registrant's Post-Effective
Amendment No. 27, 01/25/06, and incorporated herein by reference.

(7)   (i)  General Distributor's Agreement dated 10/13/92: Filed with
Registrant's Post-Effective Amendment No. 5, 12/3/92 and refiled with
Registrant's Post-Effective Amendment No. 9, 1/31/95, pursuant to Item
102 of Regulation S-T, and incorporated herein by reference.

(ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No.
45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   (i)  Amended  and  Restated  Retirement  Plan  for  Non-Interested
Trustees   or   Directors   dated   8/9/01:    Previously   filed   with
Post-Effective  Amendment  No.  34  to  the  Registration  Statement  of
Oppenheimer Gold & Special  Minerals Fund (Reg. No. 2-82590),  10/25/01,
and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No.
26 to the Registration Statement of Oppenheimer Gold & Special Minerals
Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(9)   (i)  Global Custody Agreement dated August 16, 2002: Previously filed with Post-Effective Amendment No. 41 to the Registration
Statement of Oppenheimer Variable Account Funds (Reg. No. 2-93177),
4/28/03, and incorporated herein by reference.

      (ii) Amendment dated October 2, 2003 to the Global Custody
Agreement dated August 16, 2002: Previously filed with Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer Principal
Protected Trust II (Reg. 333-108093), 11/6/03, and incorporated herein by reference.

(10)  (i) Amended and Restated  Service Plan and  Agreement  for Class A
shares dated 4/26/04:  Previously filed with Registrant's Post-Effective
Amendment No. 25, 11/24/04, and incorporated herein by reference.

      (ii) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/11/05: Previously filed with Post-Effective Amendment
No. 5 to the Registration Statement of Oppenheimer Main Street
Opportunity Fund (Reg. No. 33-40186), 9/27/05, and incorporated herein by reference.

(11)  Opinion and Consent of Counsel: To be filed by Amendment.

(12)  Tax Opinion: To be filed by Amendment.

(13)  Not Applicable.

(14)  (i)  Consent of Deloitte & Touche LLP for Atlas Strategic Income
Fund:  Filed herewith.

      (ii) Consent of Deloitte & Touche LLP for Oppenheimer Strategic
Income Fund:  Filed herewith.

(15)  Not Applicable.

(16)  Powers of Attorney dated December 13, 2004 for all
Trustees/Directors and Officers: Previously filed with Post-Effective
Amendment No. 44 to the Registration Statement of Oppenheimer Variable
Account Funds, 2/25/05, and incorporated herein by reference.

(17)  Not Applicable.

Item 17. - Undertakings

(1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933
Act, each post-effective amendment shall be deemed to be a new registration statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                               SIGNATURES

As required by the Securities Act of 1933, as amended, this
registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 27th day of
December, 2006.

                                    Oppenheimer Strategic Income Fund

                                    By:  /s/ John V. Murphy*

                                    ---------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer &
                                    Trustee

As required by of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong*    Chairman of the             December 27,
2006
-------------------------------                          Board of
Trustees
William L. Armstrong

/s/ John V. Murphy*          President, Principal        December 27,
2006
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        December 27,
2006
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     December 27,
2006
----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     December 27,
2006
----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     December 27,
2006
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Trustee                     December 27,
2006
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     December 27,
2006
----------------------
Sam Freedman

/s/ Beverly L. Hamilton*
------------------------------                           Trustee
December 27, 2006
Beverly L. Hamilton

/s/ Robert J. Malone*
--------------------------   Trustee                     December 27,
2006
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee
December 27, 2006
--------------------------------
F. William Marshall, Jr.

*By:  /s/ Kathleen T. Ives
        -----------------------------------------
        Kathleen T. Ives, Attorney-in-Fact

                   OPPENHEIMER STRATEGIC INCOME FUND

                       Registration No. 33-28598

                             EXHIBIT INDEX

Exhibit No.    Description

(14)(i)        Consent of Deloitte & Touche LLP for Atlas Strategic
Income Fund

(14)(ii)       Consent of Deloitte & Touche LLP for Oppenheimer
Strategic Income Fund